UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2018

Item 1. Reports to Stockholders.

June 30, 2018

Annual Report

Victory US 500 Enhanced Volatility Wtd Index Fund

Victory Market Neutral Income Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Table of Contents

Shareholder Letter	3
Fund Review and Commentary	4
Financial Statements
Victory Equity Long/Cash Funds
Victory US 500 Enhanced Volatility Wtd Index Fund
Schedule of Investments	8-19
Statements of Assets and Liabilities	37
Statements of Operations	38
Statements of Changes in Net Assets	39-40
Financial Highlights	41-43
Victory Bond Replacement Fund
Victory Market Neutral Income Fund
Schedule of Investments	20-36
Statements of Assets and Liabilities	37
Statements of Operations	38
Statements of Changes in Net Assets	39-40
Financial Highlights	44-46
Notes to Financial Statements	47
Report of Independent Registered Public Accounting Firm	61
Supplemental Information	62
Trustee and Officer Information	62
Proxy Voting and Form N-Q Information	66
Expense Examples	66
Additional Federal Income Tax Information	68
Privacy Policy (inside back cover)

1

The Victory Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Funds Letter to Shareholders

Dear Shareholder,

The fiscal year ended June 30, 2018 has been a tale of two halves. Throughout the latter part of 2017, it was business as usual as the bull market marched on. But as we entered 2018, investors faced an old nemesis. Bouts of volatility, which had been seemingly absent for years, periodically roiled the market.

Despite the re-emergence of volatility, the performance of both the S&P 500 Index®1 and Nasdaq Composite2 have been impressive, rising approximately 14.37 and 22.23 percent, respectively, for the year ended June 30, 2018. Those are above-average returns from a historical perspective.

Sometimes it takes stepping back from all the dire news headlines in order to appreciate exactly why the bull market continues powering ahead. By virtually any metric, the domestic economy is healthy. This was punctuated in the most recent quarter with a growth rate of 4.1 percent, thanks largely to robust consumer spending and the impact of the recent corporate tax cut. Moreover, the labor picture continues to shine with consistent monthly job growth and an unemployment rate hovering around 4.0 percent. All this comes against a backdrop of low inflation. Is it any surprise, then, that more than 80 percent of S&P 500 companies have reported a positive earnings-per-share surprise for the most recent quarter, according to a July earnings scorecard.

Despite the reassuring economic statistics, why was market volatility elevated earlier this year? It may reflect of a shift in trade policy and increased risks associated with new (and proposed) tariffs on foreign goods. No one knows if these tariffs are simply negotiating tactics or if they will erupt into a prolonged trade war that undermines economic growth. On top of that uncertainty, the Federal Reserve has telegraphed its intentions to continue raising interest rates, but there remains the possibility that all this good economic news could prompt the Fed to increase the trajectory of its monetary tightening.

So while we embrace the solid economic fundamentals for now, all of Victory Capital's independent investment franchises still have plenty to ponder. Our professional investment managers constantly assess and reassess the macroeconomic environment to determine how it impacts their investment philosophies and individual fund holdings. Anticipating both headwinds and tailwinds, and then positioning correspondingly at various points of the economic cycle, is critical to long-term success.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. Or, if you invest with us directly, you may call (800) 539-3863, or visit our website at www.vcm.com.

My colleagues and I sincerely appreciate the confidence you have placed in the Victory Funds, and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,

Victory Funds

1The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. It is not possible to invest directly in an index.

2The Nasdaq Composite, represents the largest non-financial domestic and international issues listed on The Nasdaq Stock Market, and includes reinvestment of dividends. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. It is not possible to invest directly in an index.

Investing involves market risk, including the potential loss of principal. Past performance does not guarantee future performance results

3

Victory Equity Long/Cash Funds

Victory US 500 Enhanced Volatility Wtd
Index Fund

Portfolio Review
June 30, 2018 (Unaudited)

The Victory US 500 Enhanced Volatility Wtd Fund ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 12.79% (Class A Shares at net asset value) for the fiscal year ended June 30, 2018. The Index returned 13.83% and the S&P 500 Index, a market-cap based index against which the performance of the Fund is measured, returned 14.37% during the same period. The difference in performance of the Fund and the Index was primarily due to the Fund's fees and expenses. The Index is not an investable product, therefore fees and expenses do not apply.

The Health Care and Consumer Staples sectors contributed positively to the Fund's performance relative to the S&P 500 Index over the 12 months ended June 30, 2018. The Technology and Consumer Discretionary sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over the last 12 months. The Fund's underweight to Technology and the largest 10 stocks of the S&P 500 Index was the key driver of the underperformance over the fiscal year ended June 30, 2018.

The Index moves from equities to cash during periods of significant market decline ("Long/Cash" feature). The Long/Cash feature of the Index was not triggered during the period and the Fund remained fully invested.

Average Annual Total Return

Year Ended June 30, 2018

	Class A		Class C		Class I
INCEPTION DATE	11/19/12		11/19/12		11/19/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	Nasdaq Victory US Large Cap 500 Long/ Cash Volatility Weighted Index[1]	S&P 500 Index[2]
One Year	12.79%	6.30%	11.78%	10.78%	12.97%	13.83%	14.37%
Three Year	11.07%	8.90%	10.21%	10.21%	11.32%	12.17%	11.93%
Five Year	12.17%	10.86%	11.31%	11.31%	12.43%	13.60%	13.42%
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	14.00%	12.81%	13.13%	13.13%	14.27%	N/A	N/A
Expense Ratios
Gross	1.35%		2.12%		1.13%
With Applicable Waivers	0.99%		1.74%		0.74%

4

Victory Equity Long/Cash Funds

Victory US 500 Enhanced Volatility Wtd Index Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2017, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2018 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2018.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1Nasdaq Victory US Large Cap 500 Long/Short Cash Volatility Weighted Index is an unmanaged index who's strategy involves equity oriented investing on both the long and short sides of the market. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically-traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

Portfolio Holdings:

(As a Percentage of Total Investments)

5

Victory Bond Replacement Funds

Victory Market Neutral Income Fund

Portfolio Review
June 30, 2018 (Unaudited)

The Victory Market Neutral Income Fund ("Fund") seeks to provide investment results that achieve high current income.

The Fund returned 5.37% (Class A Shares at net asset value) for the fiscal year ended June 30, 2018, outperforming its benchmark, the FTSE 3-Month U.S. Treasury Bill Index ("Index"), which returned 1.33%.

The Fund pursues its investment objective by engaging in a multi-strategy approach utilizing several distinct strategies. Four of those strategies involve buying the stocks of the Nasdaq Victory High Dividend Indexes and shorting an equal dollar amount of high correlating equity futures against them. Together, these strategies are referred to as the "spread" strategies and cover the U.S. large cap, U.S. small cap, international developed, and emerging market asset classes in approximately equal dollar amounts.

The Fund's remaining strategies are designed to diversify its investments and its market risk exposure. These consist of (1) holding a long or short futures contract in the CBOE Volatility Index, also known as the VIX (an index widely used as a measure of market risk) (the VIX strategy), (2) holding a long position in Nasdaq 100 Index futures and a short position in an equal dollar amount of S&P 500 Index futures (the Nasdaq/S&P strategy), and (3) selling an at-the-money put option on the S&P 500 Index once per month (the put option strategy).

The VIX and Nasdaq/S&P long-short strategies each contributed positively to the Fund's performance versus its Index over the last 12 months. The emerging market and international long-short contributed negatively to the Fund's performance during the period. Among the four spread strategies, the U.S. small-cap spread was the only strategy that provided a positive contribution to the Fund's performance over the last 12 months.

The Fund's use of these derivative strategies to hedge market risk and produce a steady stream of income can produce offsetting gains or losses depending on the market environment. Although multiple futures strategies contributed positively to the Fund performance relative to the Index during the period, the emerging markets and international long-short strategies made the Fund's futures strategy an overall detractor from Fund performance.

Average Annual Return

Year Ended June 30, 2018

	Class A		Class C		Class I
INCEPTION DATE	11/19/12		11/19/12		11/19/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	FTSE 3-month U.S. Treasury Bill Index[1]
One Year	5.37%	–0.65%	4.64%	3.64%	5.62%	1.33%
Three Year	4.22%	2.20%	3.47%	3.47%	4.49%	0.64%
Five Year	2.39%	1.18%	1.63%	1.63%	2.67%	0.39%
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	1.74%	0.67%	0.98%	0.98%	2.03%	N/A
Expense Ratios
Gross	1.25%		3.00%		1.13%
With Applicable Waivers	0.75%		1.50%		0.40%

6

Victory Bond Replacement Funds

Victory Market Neutral Income Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's supplement dated June 1, 2018 to the prospectus dated November 1, 2017, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2018 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2019.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1The FTSE 3-month U.S. Treasury Bill Index is an unmanaged index which includes U.S. Government-issued Treasury Bills representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. Index assumes reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund's returns, the index returns do not reflect and fees or expenses.

Portfolio Holdings:

(As a Percentage of Total Investments)

7

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments June 30, 2018
Security Description	Shares	Value
Common Stocks (99.6%)
Consumer Discretionary (14.0%):
Advance Auto Parts, Inc.	967	$131,222
Amazon.com, Inc. (a)	143	243,071
Aramark	8,101	300,547
AutoNation, Inc. (a)	3,440	167,115
AutoZone, Inc. (a)	281	188,531
Best Buy Co., Inc.	2,334	174,070
Bright Horizons Family Solutions, Inc. (a)	4,094	419,717
Burlington Stores, Inc. (a)	1,662	250,181
CarMax, Inc. (a) (b)	3,821	278,436
Carnival Corp., Class A (b)	4,368	250,330
Carter's, Inc.	2,547	276,069
Charter Communications, Inc., Class A (a) (b)	601	176,219
Chipotle Mexican Grill, Inc. (a)	411	177,293
Cinemark Holdings, Inc.	4,879	171,155
Comcast Corp., Class A	6,016	197,385
D.R. Horton, Inc.	5,945	243,745
Darden Restaurants, Inc.	2,653	284,030
DISH Network Corp. (a) (b)	4,813	161,765
Dollar General Corp.	2,831	279,137
Dollar Tree, Inc. (a)	2,724	231,540
Domino's Pizza, Inc.	863	243,513
Dunkin' Brands Group, Inc. (b)	4,286	296,034
Floor & Decor Holdings, Inc., Class A (a)	2,884	142,268
Foot Locker, Inc.	2,258	118,884
Ford Motor Co.	24,751	273,994
Gentex Corp.	9,906	228,036
Genuine Parts Co.	2,631	241,499
Grand Canyon Education, Inc. (a)	2,062	230,140
Harley-Davidson, Inc.	4,563	192,011
Hilton Grand Vacations, Inc. (a)	5,644	195,847
Hilton Worldwide Holdings, Inc.	3,955	313,078
Hyatt Hotels Corp., Class A	3,673	283,372
Kohl's Corp. (b)	2,666	194,351
L Brands, Inc.	2,926	107,911
Las Vegas Sands Corp.	3,794	289,710
Lear Corp.	1,316	244,526
Leggett & Platt, Inc. (b)	5,786	258,287
Lennar Corp., Class A	3,919	205,748
Lions Gate Entertainment Corp., Class A (b)	5,741	142,492
LKQ Corp. (a)	7,904	252,138
Lowe's Co., Inc.	2,563	244,946
Macy's, Inc.	4,398	164,617
Marriott International, Inc., Class A	2,039	258,137
McDonald's Corp.	2,299	360,230
MGM Resorts International	6,397	185,705
Mohawk Industries, Inc. (a)	1,367	292,907
Netflix, Inc. (a)	497	194,541
Newell Brands, Inc.	3,750	96,713

See notes to financial statements.

8

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Nike, Inc., Class B	3,540	$282,067
Nordstrom, Inc.	3,465	179,418
Norwegian Cruise Line Holdings Ltd. (a)	4,015	189,709
NVR, Inc. (a)	64	190,102
Omnicom Group, Inc. (b)	3,216	245,284
O'Reilly Automotive, Inc. (a)	603	164,963
Pool Corp. (b)	1,468	222,402
PulteGroup, Inc.	9,192	264,270
PVH Corp.	2,007	300,489
Ross Stores, Inc.	2,787	236,198
Royal Caribbean Cruises Ltd. (b)	1,943	201,295
Service Corp. International (b)	8,374	299,705
Servicemaster Global Holdings, Inc. (a)	4,770	283,672
Starbucks Corp.	5,025	245,471
Target Corp.	2,509	190,985
The Gap, Inc.	4,906	158,905
The Home Depot, Inc.	1,648	321,525
The Interpublic Group of Co., Inc.	7,325	171,698
The TJX Co., Inc.	3,315	315,522
The Walt Disney Co.	2,667	279,528
Thor Industries, Inc.	1,480	144,137
Tiffany & Co.	2,625	345,449
Toll Brothers, Inc.	4,803	177,663
Tractor Supply Co. (b)	3,170	242,473
Twenty-First Century Fox, Inc., Class A	5,142	255,506
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	795	185,601
Viacom, Inc., Class B	3,968	119,675
Weight Watchers International, Inc. (a)	1,558	157,514
Williams-Sonoma, Inc.	3,047	187,025
Wyndham Worldwide Corp.	5,223	231,222
Wynn Resorts Ltd.	981	164,161
Yum! Brands, Inc.	4,006	313,349
		18,120,176
Consumer Staples (8.4%):
Altria Group, Inc.	4,062	230,681
Archer-Daniels-Midland Co.	7,058	323,468
Brown-Forman Corp., Class B	5,606	274,750
Campbell Soup Co. (b)	4,555	184,660
Church & Dwight Co., Inc.	6,413	340,915
Colgate-Palmolive Co.	5,180	335,716
Conagra Brands, Inc.	8,302	296,630
Constellation Brands, Inc., Class A	1,604	351,068
Costco Wholesale Corp.	1,458	304,693
CVS Health Corp.	3,205	206,242
Dr Pepper Snapple Group, Inc.	1,719	209,718
General Mills, Inc.	9,087	402,192
Hormel Foods Corp. (b)	8,478	315,466
Ingredion, Inc.	2,734	302,654
Kellogg Co.	3,789	264,737
Kimberly-Clark Corp.	2,889	304,327

See notes to financial statements.

9

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Lamb Weston Holdings, Inc.	5,903	$404,416
McCormick & Co., Inc. (b)	2,487	288,716
Molson Coors Brewing Co., Class B	3,907	265,832
Mondelez International, Inc., Class A	7,684	315,044
Monster Beverage Corp. (a)	5,641	323,229
National Beverage Corp. (a) (b)	1,458	155,860
Philip Morris International, Inc.	2,968	239,636
Pilgrim's Pride Corp. (a)	7,437	149,707
Pinnacle Foods, Inc.	5,305	345,143
Seaboard Corp.	61	241,727
Spectrum Brands Holdings, Inc. (b)	2,006	163,730
Sysco Corp.	4,749	324,309
The Clorox Co. (b)	2,300	311,075
The Estee Lauder Cos., Inc., Class A (b)	1,918	273,679
The Hershey Co.	3,232	300,770
The J.M. Smucker Co. (b)	1,732	186,155
The Kraft Heinz Co.	5,299	332,883
The Kroger Co.	7,226	205,580
The Procter & Gamble Co.	5,110	398,886
Tyson Foods, Inc., Class A	3,885	267,482
US Foods Holding Corp. (a)	7,138	269,959
Walgreens Boots Alliance, Inc.	3,387	203,271
Wal-Mart Stores, Inc.	2,619	224,317
		10,839,323
Energy (4.1%):
Andeavor	2,752	361,007
Apache Corp.	4,418	206,542
Centennial Resource Development, Inc. (a) (b)	8,712	157,339
Cheniere Energy Partners LP Holdings LLC	10,219	321,388
Chevron Corp.	2,661	336,430
Cimarex Energy Co.	2,191	222,912
Devon Energy Corp.	5,182	227,801
Diamondback Energy, Inc.	1,491	196,171
EOG Resources, Inc.	2,516	313,066
EQT Corp.	3,428	189,157
Exxon Mobil Corp.	4,944	409,017
Marathon Petroleum Corp.	3,951	277,202
Newfield Exploration Co. (a)	5,815	175,904
Occidental Petroleum Corp.	5,100	426,767
ONEOK, Inc.	4,617	322,405
Phillips 66	3,538	397,353
RSP Permian, Inc. (a)	4,018	176,872
The Williams Cos., Inc.	10,651	288,749
Valero Energy Corp.	3,281	363,633
		5,369,715
Financials (19.5%):
Affiliated Managers Group, Inc.	1,401	208,287
Aflac, Inc.	7,890	339,428
Ally Financial, Inc.	9,412	247,253

See notes to financial statements.

10

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
American Financial Group, Inc.	2,543	$272,940
Ameriprise Financial, Inc.	1,705	238,495
Arthur J. Gallagher & Co.	4,969	324,376
Associated Banc-Corp.	9,944	271,471
Athene Holding Ltd., Class A (a)	4,653	203,988
Bank of America Corp.	8,415	237,219
Bank of The Ozarks, Inc. (b)	3,563	160,478
BankUnited, Inc.	5,529	225,860
BB&T Corp.	5,583	281,607
Berkshire Hathaway, Inc., Class B (a)	1,678	313,199
BlackRock, Inc., Class A	554	276,468
BOK Financial Corp. (b)	2,870	269,809
Brown & Brown, Inc.	15,691	435,110
CBOE Holdings, Inc.	2,119	220,524
Cincinnati Financial Corp.	3,928	262,626
Citizens Financial Group, Inc.	5,120	199,168
CME Group, Inc.	1,970	322,922
CNA Financial Corp.	5,388	246,124
Comerica, Inc.	2,521	229,209
Commerce Bank, Inc. (b)	5,123	331,508
Credit Acceptance Corp. (a)	612	216,281
Cullen/Frost Bankers, Inc.	2,344	253,715
Discover Financial Services	3,497	246,224
E*TRADE Financial Corp. (a)	4,718	288,553
East West Bancorp, Inc.	3,521	229,569
Eaton Vance Corp.	5,384	280,991
Erie Indemnity Co., Class A	2,310	270,871
Essent Group Ltd. (a)	4,544	162,766
FactSet Research Systems, Inc.	1,266	250,795
Fifth Third BanCorp	8,462	242,859
First American Financial Corp.	5,686	294,080
First Citizens BancShares, Inc., Class A	511	206,086
First Republic Bank	2,548	246,621
FNB Corp.	17,242	231,388
Hancock Holding Co.	4,209	196,350
Hanover Insurance Group, Inc.	2,665	318,627
Huntington Bancshares, Inc.	16,944	250,093
IBERIABANK Corp.	2,778	210,572
Intercontinental Exchange, Inc.	4,191	308,248
Invesco Ltd.	8,219	218,297
JPMorgan Chase & Co.	2,824	294,261
KeyCorp	11,821	230,982
Lincoln National Corp.	3,353	208,724
Loews Corp.	7,482	361,231
LPL Financial Holdings, Inc.	3,915	256,589
M&T Bank Corp.	1,470	250,121
MarketAxess Holdings, Inc.	1,148	227,143
Marsh & McLennan Co., Inc.	4,358	357,225
MGIC Investment Corp. (a)	15,580	167,018
Moody's Corp.	1,882	320,994

See notes to financial statements.

11

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Morgan Stanley	4,766	$225,908
MSCI, Inc.	1,730	286,194
Nasdaq, Inc.	4,266	389,357
New York Community Bancorp, Inc.	19,241	212,420
Northern Trust Corp.	2,431	250,126
Old Republic International Corp.	13,366	266,117
PacWest Bancorp	4,416	218,239
People's United Financial, Inc.	16,003	289,494
Pinnacle Financial Partners, Inc.	3,902	239,388
Primerica, Inc.	2,317	230,773
Principal Financial Group, Inc.	4,450	235,628
Prosperity Bancshares, Inc. (b)	2,975	203,371
Prudential Financial, Inc.	2,447	228,819
Raymond James Financial, Inc.	2,917	260,634
Regions Financial Corp.	13,069	232,367
Reinsurance Group of America, Inc.	2,004	267,494
S&P Global, Inc.	1,445	294,621
Santander Consumer USA Holdings, Inc.	13,137	250,785
SEI Investments Co.	4,642	290,218
Signature Bank (a)	1,419	181,462
SLM Corp. (a)	16,984	194,467
State Street Corp.	2,798	260,466
SunTrust Banks, Inc.	3,886	256,554
SVB Financial Group (a)	707	204,153
Synchrony Financial	6,101	203,651
Synovus Financial Corp.	5,525	291,886
T. Rowe Price Group, Inc.	2,541	294,985
TD Ameritrade Holding Corp.	4,117	225,488
Texas Capital Bancshares, Inc. (a)	2,176	199,104
The Allstate Corp.	3,258	297,358
The Bank of New York Mellon Corp.	5,390	290,683
The Charles Schwab Corp.	4,695	239,915
The PNC Financial Services Group, Inc.	2,008	271,281
The Progressive Corp.	5,042	298,234
The Travelers Co., Inc.	2,199	269,026
Torchmark Corp.	4,709	383,360
U.S. Bancorp	6,669	333,582
Umpqua Holdings Corp.	11,238	253,866
Unum Group	5,822	215,356
W.R. Berkley Corp.	4,941	357,778
Webster Financial Corp.	4,135	263,400
Wells Fargo & Co.	4,713	261,289
Western Alliance BanCorp (a)	3,879	219,590
Wintrust Financial Corp.	2,678	233,120
Zions BanCorp (b)	4,262	224,565
		25,311,915
Health Care (7.8%):
AbbVie, Inc.	1,688	156,393
ABIOMED, Inc. (a)	705	288,379
Alexion Pharmaceuticals, Inc. (a) (b)	1,486	184,487

See notes to financial statements.

12

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Align Technology, Inc. (a)	555	$189,888
Anthem, Inc.	1,158	275,639
BIO-RAD Laboratories, Inc., Class A (a)	652	188,128
Bio-Techne Corp.	2,196	324,898
Cantel Medical Corp.	1,724	169,573
Cardinal Health, Inc.	2,994	146,197
Centene Corp. (a)	1,939	238,904
Cerner Corp. (a)	3,829	228,936
Cigna Corp.	1,464	248,807
Danaher Corp.	3,370	332,551
Encompass Health Corp.	4,204	284,695
Exelixis, Inc. (a) (b)	4,616	99,336
Express Scripts Holding Co. (a)	3,145	242,825
Globus Medical, Inc., Class A (a) (b)	3,969	200,276
HCA Holdings, Inc.	2,356	241,726
Hill-Rom Holdings, Inc.	3,052	266,562
Hologic, Inc. (a)	6,457	256,666
Humana, Inc.	1,003	298,523
IDEXX Laboratories, Inc. (a)	1,178	256,733
Illumina, Inc. (a)	754	210,585
IQVIA Holdings, Inc. (a) (b)	2,791	278,598
Laboratory Corp. of America Holdings (a)	1,860	333,927
Masimo Corp. (a)	2,546	248,617
McKesson Corp.	1,506	200,900
Mednax, Inc. (a)	2,669	115,514
Mettler-Toledo International, Inc. (a)	472	273,113
Mylan NV (a)	3,754	135,670
Pfizer, Inc.	9,667	350,718
Quest Diagnostics, Inc.	2,930	322,124
Regeneron Pharmaceuticals, Inc. (a)	574	198,025
ResMed, Inc.	2,166	224,354
The Cooper Co., Inc.	984	231,683
Thermo Fisher Scientific, Inc.	1,333	276,118
UnitedHealth Group, Inc.	1,298	318,451
Universal Health Services, Inc., Class B	1,826	203,489
Veeva Systems, Inc. (a)	1,990	152,951
WellCare Health Plans, Inc. (a)	1,141	280,960
Zimmer Biomet Holdings, Inc.	2,231	248,623
Zoetis, Inc.	3,919	333,860
		10,058,402
Industrials (19.1%):
3M Co.	1,291	253,966
A.O. Smith Corp.	5,163	305,392
Acuity Brands, Inc.	1,059	122,706
Aecom (a)	6,666	220,178
Air Lease Corp.	5,951	249,763
Alaska Air Group, Inc. (b)	2,742	165,589
Allison Transmission Holdings, Inc.	6,319	255,856
AMERCO, Inc. (b)	802	285,632
American Airlines Group, Inc.	3,509	133,202

See notes to financial statements.

13

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
AMETEK, Inc.	4,979	$359,285
C.H. Robinson Worldwide, Inc.	3,065	256,418
Carlisle Cos., Inc.	3,021	327,205
Cintas Corp.	1,534	283,897
Copart, Inc. (a)	5,085	287,608
Costar Group, Inc. (a)	817	337,119
CSX Corp.	3,619	230,820
Curtiss-Wright Corp.	2,158	256,845
Delta Air Lines, Inc.	4,043	200,290
Donaldson Co., Inc. (b)	7,149	322,563
Dover Corp.	3,713	271,792
Eaton Corp. PLC	3,728	278,631
EMCOR Group, Inc.	3,218	245,147
Emerson Electric Co.	4,470	309,056
Equifax, Inc.	1,363	170,525
Expeditors International of Washington, Inc.	4,372	319,593
Fastenal Co.	4,315	207,681
FedEx Corp.	1,236	280,646
Fortive Corp.	4,325	333,501
Fortune Brands Home & Security, Inc.	4,854	260,611
General Dynamics Corp.	1,267	236,181
Genesee & Wyoming, Inc., Class A (a)	3,769	306,495
Graco, Inc.	5,574	252,056
HD Supply Holdings, Inc. (a)	6,919	296,756
HEICO Corp.	3,433	250,332
Hexcel Corp. (b)	4,398	291,939
Hubbell, Inc. (b)	2,529	267,416
Huntington Ingalls Industries, Inc.	880	190,775
IDEX Corp.	2,524	344,477
Ingersoll-Rand PLC	3,233	290,097
J.B. Hunt Transport Services, Inc.	2,288	278,106
Jacobs Engineering Group, Inc.	3,949	250,722
JetBlue Airways Corp. (a)	9,046	171,693
Kansas City Southern	2,589	274,330
KAR Auction Services, Inc.	5,240	287,152
Kirby Corp. (a) (b)	3,134	262,002
Knight-Swift Transportation Holdings, Inc. (b)	4,555	174,047
L3 Technologies, Inc.	1,537	295,596
Landstar System, Inc.	2,310	252,252
Lennox International, Inc. (b)	1,231	246,385
Lincoln Electric Holdings, Inc.	2,986	262,051
ManpowerGroup, Inc.	1,888	162,481
Masco Corp.	7,096	265,532
MSC Industrial Direct Co., Inc., Class A	2,052	174,112
Nielsen Holdings PLC	6,263	193,715
Nordson Corp.	1,491	191,459
Norfolk Southern Corp.	1,917	289,218
Northrop Grumman Corp.	1,616	497,244
Old Dominion Freight Line, Inc.	1,767	263,212
Oshkosh Corp.	2,954	207,725

See notes to financial statements.

14

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
PACCAR, Inc.	3,844	$238,174
Parker-Hannifin Corp.	1,699	264,789
Quanta Services, Inc. (a)	7,107	237,374
Raytheon Co.	1,621	313,145
Republic Services, Inc., Class A	5,603	383,021
Robert Half International, Inc.	3,770	245,427
Rockwell Collins, Inc.	2,290	308,417
Rollins, Inc. (b)	5,564	292,555
Roper Technologies, Inc.	1,195	329,711
Schneider National, Inc.	7,204	198,182
Sensata Technologies Holding PLC (a)	5,211	247,939
Snap-on, Inc. (b)	1,720	276,438
Southwest Airlines Co.	4,037	205,403
Stanley Black & Decker, Inc.	2,090	277,573
Teledyne Technologies, Inc. (a)	1,416	281,869
The Boeing Co.	661	221,772
The Dun & Bradstreet Corp.	2,231	273,632
The Middleby Corp. (a) (b)	1,788	186,703
Toro Co.	4,109	247,567
TransDigm Group, Inc. (b)	883	304,759
TransUnion	3,677	263,420
Trinity Industries, Inc.	6,691	229,234
Union Pacific Corp.	1,876	265,792
United Continental Holdings, Inc. (a) (b)	2,375	165,609
United Parcel Service, Inc., Class B	2,690	285,759
United Rentals, Inc. (a)	1,182	174,487
United Technologies Corp.	2,265	283,193
Verisk Analytics, Inc., Class A (a)	3,436	369,851
W.W. Grainger, Inc.	563	173,629
WABCO Holdings, Inc. (a)	2,081	243,519
Wabtec Corp. (b)	2,405	237,085
Waste Management, Inc.	4,391	357,164
Watsco, Inc. (b)	2,194	391,147
Woodward, Inc.	2,451	188,384
XPO Logistics, Inc. (a)	1,722	172,510
Xylem, Inc.	4,552	306,714
		24,699,022
Information Technology (12.3%):
Adobe Systems, Inc. (a)	984	239,909
Akamai Technologies, Inc. (a)	2,556	187,176
Alliance Data Systems Corp.	880	205,216
Amdocs Ltd. (b)	6,317	418,122
Analog Devices, Inc.	2,767	265,410
ANSYS, Inc. (a)	1,517	264,231
Apple, Inc.	1,557	288,216
Applied Materials, Inc.	2,777	128,270
Arista Networks, Inc. (a)	390	100,421
Arrow Electronics, Inc. (a)	3,922	295,249
Aspen Technology, Inc. (a)	3,387	314,110
Automatic Data Processing, Inc.	2,225	298,462

See notes to financial statements.

15

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Avnet, Inc.	6,580	$282,216
Blackbaud, Inc. (b)	2,026	207,564
Booz Allen Hamilton Holdings Corp.	7,554	330,336
Broadcom, Inc.	864	209,641
Broadridge Financial Solutions, Inc.	3,461	398,361
CDK Global, Inc.	4,070	264,754
CDW Corp. of Delaware	3,548	286,643
Coherent, Inc. (a)	494	77,271
CommScope Holding Co., Inc. (a)	5,423	158,379
Echostar Holding Corp. (a) (b)	4,260	189,144
F5 Networks, Inc. (a)	1,540	265,573
Facebook, Inc., Class A (a)	1,327	257,863
Fair Isaac Corp. (a)	1,650	318,979
Fidelity National Information Services, Inc.	4,033	427,618
First Data Corp., Class A (a)	14,954	312,987
Fiserv, Inc. (a)	4,697	348,001
FleetCor Technologies, Inc. (a)	1,202	253,201
Flextronics International Ltd. (a)	14,453	203,932
Genpact Ltd.	10,763	311,374
Global Payments, Inc.	2,349	261,890
GoDaddy, Inc., Class A (a)	3,394	239,616
GrubHub, Inc. (a) (b)	1,211	127,046
Harris Corp.	2,128	307,581
HP, Inc.	10,072	228,534
InterActive Corp. (a)	1,277	194,730
IPG Photonics Corp. (a)	699	154,220
Jack Henry & Associates, Inc.	3,209	418,325
Leidos Holdings, Inc.	4,027	237,593
Mastercard, Inc., Class A	1,733	340,569
MAXIMUS, Inc.	4,880	303,097
Micron Technology, Inc. (a)	2,467	129,369
MKS Instruments, Inc.	1,325	126,803
Monolithic Power Systems, Inc.	1,691	226,036
Nvidia Corp.	620	146,878
ON Semiconductor Corp. (a) (b)	6,920	153,866
Oracle Corp.	4,904	216,070
Paychex, Inc.	4,622	315,914
Paycom Software, Inc. (a) (b)	1,869	184,713
PayPal Holdings, Inc. (a)	2,560	213,171
Red Hat, Inc. (a)	1,825	245,225
Seagate Technology PLC (b)	2,481	140,102
Skyworks Solutions, Inc.	1,709	165,175
SS&C Technologies Holdings, Inc.	4,727	245,331
SYNNEX Corp.	1,770	170,823
Texas Instruments, Inc.	2,259	249,055
Total System Services, Inc.	3,378	285,509
Tyler Technologies, Inc. (a)	1,287	285,843
Universal Display Corp. (b)	937	80,582
VeriSign, Inc. (a)	2,624	360,590
Visa, Inc., Class A (b)	2,649	350,860

See notes to financial statements.

16

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
VMware, Inc., Class A (a)	1,251	$183,859
WEX, Inc. (a)	1,581	301,149
Xilinx, Inc.	2,965	193,496
		15,892,249
Materials (5.9%):
Air Products & Chemicals, Inc.	2,062	321,115
AptarGroup, Inc.	3,447	321,881
Ball Corp.	7,411	263,461
Berry Global Group, Inc. (a)	6,504	298,794
Celanese Corp., Series A	2,933	325,739
Eagle Materials, Inc., Class A	2,051	215,293
Eastman Chemical Co.	3,155	315,374
Ecolab, Inc.	3,322	466,176
Freeport-McMoRan, Inc.	7,778	134,248
Graphic Packaging Holding Co. (b)	18,355	266,331
Huntsman Corp.	6,988	204,050
International Paper Co.	5,217	271,701
Lyondellbasell Industries NV, Class A (b)	2,373	260,674
Martin Marietta Materials, Inc.	970	216,630
NewMarket Corp.	837	338,567
Nucor Corp.	3,363	210,188
Packaging Corp. of AmericA	2,425	271,091
PPG Industries, Inc.	2,806	291,066
Praxair, Inc.	1,965	310,765
Reliance Steel & Aluminum Co.	2,690	235,483
RPM International, Inc. (b)	5,766	336,273
Sonoco Products Co.	6,724	353,010
Steel Dynamics, Inc.	4,394	201,904
The Chemours Co.	3,215	142,617
The Sherwin-Williams Co.	792	322,795
Vulcan Materials Co.	1,758	226,888
Westlake Chemical Corp.	2,077	223,548
WestRock Co.	4,124	235,150
		7,580,812
Real Estate (0.7%):
CBRE Group, Inc., Class A (a)	6,536	312,029
Howard Hughes Corp. (a)	2,517	333,502
Jones Lang LaSalle, Inc.	1,529	253,799
		899,330
Telecommunication Services (1.0%):
AT&T, Inc.	12,254	393,475
CenturyLink, Inc.	7,495	139,707
T-Mobile US, Inc. (a)	3,630	216,893
Verizon Communications, Inc.	5,580	280,730
Zayo Group Holdings, Inc. (a)	8,089	295,087
		1,325,892

See notes to financial statements.

17

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Utilities (6.8%):
Alliant Energy Corp.	9,964	$421,676
American Electric Power Co., Inc.	6,250	432,813
Aqua America, Inc. (b)	11,559	406,646
Atmos Energy Corp.	5,178	466,745
CenterPoint Energy, Inc.	13,684	379,184
Consolidated Edison, Inc.	5,565	433,959
Dominion Resources, Inc.	5,645	384,876
DTE Energy Co.	3,997	414,209
Duke Energy Corp.	5,908	467,204
Evergy, Inc.	7,304	410,120
Eversource Energy	6,079	356,290
Exelon Corp.	10,050	428,130
MDU Resources Group, Inc.	12,442	356,837
NextEra Energy, Inc.	2,440	407,553
OGE Energy Corp.	11,338	399,211
PG&E Corp.	4,474	190,413
Pinnacle West Capital Corp.	4,873	392,569
PPL Corp. (b)	12,451	355,476
Public Service Enterprise Group, Inc.	8,048	435,719
Vectren Corp.	5,092	363,823
WEC Energy Group, Inc. (b)	6,830	441,559
Xcel Energy, Inc.	9,806	447,938
		8,792,950
Total Common Stocks (Cost $100,244,081)		128,889,786
Investment Companies (0.3%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 1.74%385,914		385,914
Total Investment Companies (Cost $385,914)		385,914
Collateral for Securities Loaned (9.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	1,641,702	1,641,702
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	1,492,511	1,492,511
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	3,375,190	3,375,190
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	746,168	746,168
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	3,879,964	3,879,964
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	1,343,102	1,343,102
Total Collateral for Securities Loaned (Cost $12,478,637)		12,478,637
Total Investments (Cost $113,108,632) — 109.5%		141,754,337
Liabilities in excess of other assets — (9.5)%		(12,273,025)
NET ASSETS — 100.00%		$129,481,312

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2018.

See notes to financial statements.

18

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2018

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	4	9/21/18	$554,269	$544,320	$(9,949)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(9,949)
	Total net unrealized appreciation (depreciation)				$(9,949)

See notes to financial statements.

19

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments June 30, 2018
Security Description	Shares	Fair Value(a)
Common Stocks (82.6%)
Australia (3.3%):
Consumer Staples (0.6%):
Wesfarmers Ltd.	3,447	$125,743
Woolworths Ltd.	5,816	131,321
		257,064
Energy (0.2%):
Woodside Petroleum Ltd.	3,172	83,110
Financials (1.6%):
AMP Ltd.	22,146	58,237
Australia & New Zealand Banking Group Ltd. (b)	4,695	98,245
Commonwealth Bank of Australia	1,798	96,951
Insurance Australia Group Ltd.	12,429	78,395
Macquarie Group Ltd.	1,127	102,690
National Australia Bank Ltd.	4,812	97,686
Suncorp Group Ltd.	8,266	89,127
Westpac Banking Corp. (b)	4,445	96,513
		717,844
Materials (0.6%):
Amcor Ltd.	9,014	96,022
BHP Billiton Ltd.	3,313	82,881
Fortescue Metals Group Ltd.	13,727	44,562
South32 Ltd.	18,611	49,688
		273,153
Telecommunication Services (0.1%):
Telstra Corp. Ltd.	25,979	50,237
Utilities (0.2%):
AGL Energy Ltd.	4,706	78,287
		1,459,695
Belgium (0.6%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA/NV	799	80,585
Financials (0.3%):
Ageas	2,374	119,505
Telecommunication Services (0.1%):
Proximus SADP	3,021	67,943
		268,033
Brazil (0.6%):
Financials (0.2%):
BB Seguridade Participacoes SA	10,800	68,172
Health Care (0.1%):
Hypermarcas S.A.	8,600	61,276

See notes to financial statements.

20

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Fair Value(a)
Industrials (0.1%):
CCR SA	19,700	$51,449
Utilities (0.2%):
Engie Brasil Energia SA	9,062	80,050
		260,947
Canada (2.5%):
Consumer Discretionary (0.2%):
Shaw Communications, Inc., Class B	5,546	112,987
Energy (0.7%):
Enbridge, Inc.	2,584	92,391
Pembina Pipeline Corp.	2,790	96,637
TransCanada Corp.	2,309	99,913
		288,941
Financials (0.3%):
Power Financial Corp.	5,935	138,837
Telecommunication Services (0.7%):
BCE, Inc.	3,762	152,369
TELUS Corp.	3,894	138,341
		290,710
Utilities (0.6%):
Fortis, Inc.	3,549	113,449
Hydro One Ltd. (c)	8,883	135,425
		248,874
		1,080,349
Chile (0.6%):
Utilities (0.6%):
Aguas Andinas SA	158,640	86,678
Enersis Chile	1,590,502	157,104
		243,782
China (2.1%):
Consumer Discretionary (0.1%):
Great Wall Motor Co. Ltd., Class H	56,500	43,004
Energy (0.4%):
China Petroleum & Chemical Corp., Class H	122,000	109,207
China Shenhua Energy Co. Ltd.	22,000	52,037
		161,244
Financials (0.7%):
Bank of China Ltd.	166,000	82,326
Bank of Communications Co. Ltd., Class H	134,000	102,561
China Cinda Asset Management Co.	206,000	65,972
China Huarong Asset Management Co. Ltd., Class H (c)	179,000	51,602
		302,461

See notes to financial statements.

21

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Fair Value(a)
Health Care (0.1%):
Sihuan Pharmaceutical Holdings Group Ltd.	165,000	$36,644
Industrials (0.3%):
Jiangsu Expressway Co. Ltd.	68,000	80,975
Zhejiang Expressway Co. Ltd., Class H	84,000	74,812
		155,787
Materials (0.1%):
China Hongqiao Group Ltd. (b)	29,000	27,236
Real Estate (0.4%):
Guangzhou R&f Properties, Class H	18,800	37,732
KWG Property Holding Ltd.	27,000	33,725
Red Star Macalline Group Corp. Ltd., Class H (c)	46,200	62,235
Sino-Ocean Land Holdings Ltd.	65,500	37,905
		171,597
		897,973
Czech Republic (0.3%):
Financials (0.3%):
Komercni Banka AS	3,442	144,642
Denmark (0.1%):
Consumer Discretionary (0.1%):
Pandora A/S	385	26,837
Finland (0.4%):
Financials (0.2%):
Sampo Oyj, Class A	2,106	102,555
Industrials (0.2%):
Kone Oyj, Class B (b)	1,722	87,549
		190,104
France (1.2%):
Energy (0.3%):
Total SA	2,006	121,806
Financials (0.1%):
Natixis SA	8,173	57,824
Health Care (0.2%):
Sanofi	1,235	99,112
Telecommunication Services (0.3%):
Orange SA	6,780	113,164
Utilities (0.3%):
Electricite de France SA	3,712	50,931
Veolia Environnement SA	4,181	89,337
		140,268
		532,174

See notes to financial statements.

22

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Fair Value(a)
Germany (0.6%):
Consumer Discretionary (0.4%):
Bayerische Motoren Werke AG	854	$77,189
Daimler AG, Registered Shares	1,140	73,020
ProSiebenSat.1 Media SE	1,410	35,677
		185,886
Telecommunication Services (0.2%):
Deutsche Telekom AG, Registered Shares	5,877	90,818
		276,704
Greece (0.3%):
Consumer Discretionary (0.3%):
OPAP SA	9,557	107,746
Hong Kong (1.2%):
Consumer Discretionary (0.2%):
Chow Tai Fook Jewellery Group Ltd.	54,200	60,959
Industrials (0.4%):
MTR Corp. Ltd.	27,000	149,142
Real Estate (0.3%):
Agile Group Holdings Ltd.	22,000	37,433
Hang Lung Properties Ltd.	31,000	63,678
The Wharf Holdings Ltd.	12,000	38,429
		139,540
Telecommunication Services (0.2%):
China Mobile Ltd.	11,500	102,042
Utilities (0.1%):
Power Assets Holdings Ltd.	7,500	52,394
		504,077
India (1.0%):
Energy (0.2%):
Coal India Ltd.	18,776	72,460
Information Technology (0.2%):
Oracle Financial Services (d)	1,879	111,777
Materials (0.3%):
Hindustan Zinc Ltd.	16,299	65,423
Vedanta Ltd.	14,931	51,529
		116,952
Telecommunication Services (0.1%):
Bharti Infratel Ltd.	12,920	56,782
Utilities (0.2%):
NHPC Ltd.	206,266	70,683
		428,654

See notes to financial statements.

23

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Fair Value(a)
Indonesia (0.3%):
Materials (0.1%):
PT Indocement Tunggal Prakarsa TBK	36,100	$34,340
Telecommunication Services (0.2%):
PT Telekomunikasi Indonesia Persero TBK	350,100	91,721
		126,061
Ireland (0.4%):
Consumer Discretionary (0.1%):
WPP PLC	3,515	55,216
Industrials (0.2%):
Eaton Corp. PLC	1,218	91,033
Information Technology (0.1%):
Seagate Technology PLC	810	45,741
		191,990
Italy (1.2%):
Energy (0.5%):
Eni SpA	6,932	128,518
Snam SpA	19,726	82,200
		210,718
Financials (0.3%):
Assicurazioni Generali SpA	5,245	87,679
Intesa Sanpaolo SpA	25,344	73,321
		161,000
Industrials (0.2%):
Atlantia SpA	2,747	80,981
Utilities (0.2%):
Terna Rete Elettrica Nazionale SpA (b)	15,692	84,741
		537,440
Japan (1.0%):
Consumer Discretionary (0.6%):
Fuji Heavy Industries Ltd.	2,300	66,905
Nissan Motor Co. Ltd.	10,600	103,154
Sekisui House Ltd.	5,200	91,919
		261,978
Consumer Staples (0.2%):
Japan Tobacco, Inc. (b)	3,500	97,826
Information Technology (0.2%):
Canon, Inc. (b)	2,400	78,710
		438,514
Korea, Republic Of (0.3%):
Energy (0.1%):
S-Oil Corp.	610	59,908
See notes to financial statements.

24

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Fair Value(a)
Telecommunication Services (0.2%):
SK Telecom Co. Ltd.	377	$78,804
		138,712
Malaysia (0.9%):
Financials (0.4%):
Malayan Banking Berhad	81,400	181,362
Industrials (0.5%):
AirAsia BHD	83,000	61,540
MISC BHD	71,500	104,789
Sime Darby BHD	106,600	64,621
		230,950
Utilities (0.0%): (e)
YTL Corp. BHD	4	1
		412,313
Mexico (0.8%):
Consumer Staples (0.4%):
Kimberly-Clark de Mexico SAB de CV, Series A	50,299	84,991
Wal-Mart de Mexico SAB de CV	39,197	103,364
		188,355
Financials (0.2%):
Grupo Financiero Banorte SAB de CV	13,020	76,767
Industrials (0.2%):
Grupo Aeroportuario del Pacifico SAB de CV	11,157	103,330
		368,452
Netherlands (0.6%):
Materials (0.4%):
AkzoNobel NV	1,146	97,737
Lyondellbasell Industries NV, Class A (b)	775	85,134
		182,871
Telecommunication Services (0.2%):
Koninklijke KPN NV	28,437	77,319
		260,190
Norway (0.3%):
Consumer Staples (0.3%):
Marine Harvest ASA	3,353	66,694
Orkla ASA, Class A	8,532	74,675
		141,369
Philippines (0.6%):
Telecommunication Services (0.3%):
Globe Telecom, Inc.	2,420	69,892
PLDT, Inc.	2,600	62,267
		132,159

See notes to financial statements.

25

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Fair Value(a)
Utilities (0.3%):
Manila Electric Co.	16,260	$108,375
		240,534
Poland (0.2%):
Financials (0.2%):
Bank Pekao SA	2,557	77,005
Portugal (0.2%):
Utilities (0.2%):
EDP — Energias de Portugal SA	24,089	95,469
Qatar (1.3%):
Financials (0.7%):
Masraf Al Rayan QSC	7,579	72,768
Qatar Islamic Bank SAQ	3,659	116,610
Qatar National Bank SAQ	2,865	119,694
		309,072
Real Estate (0.3%):
Barwa Real Estate Co.	8,647	81,325
Ezdan Holding Group QSC (d)	14,945	33,808
		115,133
Telecommunication Services (0.1%):
Ooredoo QSC	2,619	52,326
Utilities (0.2%):
Qatar Electricity & Water Co. QSC	1,610	83,134
		559,665
Russian Federation (1.8%):
Energy (0.2%):
Tatneft PAO	6,290	68,046
Materials (1.0%):
ALROSA AO	54,600	87,074
Magnitogorsk Iron & Steel Works OJSC	97,400	65,964
MMC Norilsk Nickel PJSC	397	72,091
Novolipetsk Steel OJSC	30,840	74,716
Polyus PJSC	980	65,769
Severstal PJSC	6,270	93,037
		458,651
Telecommunication Services (0.2%):
Mobile TeleSystems PJSC	15,340	67,754
Utilities (0.4%):
Federal Grid Co. Unified Energy System PJSC	33,340,000	99,763
RusHydro PJSC	6,383,000	68,729
		168,492
		762,943

See notes to financial statements.

26

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Fair Value(a)
Singapore (0.3%):
Telecommunication Services (0.3%):
Singapore Telecommunications Ltd.	54,400	$122,851
South Africa (0.6%):
Consumer Discretionary (0.1%):
Truworths International Ltd.	6,393	35,763
Energy (0.1%):
Exxaro Resources Ltd.	5,041	46,050
Financials (0.1%):
Barclays Africa Group Ltd.	3,746	43,521
Materials (0.1%):
Kumba Iron Ore Ltd.	1,713	36,684
Telecommunication Services (0.2%):
MTN Group Ltd.	7,925	62,318
Vodacom Group Ltd.	6,167	55,154
		117,472
		279,490
Spain (2.0%):
Energy (0.2%):
Repsol SA	5,251	102,487
Financials (0.2%):
Mapfre SA	22,253	66,881
Industrials (0.6%):
Abertis Infraestructuras SA	5,623	120,513
ACS, Actividades de Construccion y Servicios SA	1,945	78,467
Ferrovial SA	3,984	81,516
		280,496
Telecommunication Services (0.2%):
Telefonica SA	8,522	72,324
Utilities (0.8%):
Endesa SA	3,412	75,029
Gas Natural SDG SA	3,664	96,853
Iberdrola SA	11,002	84,838
Red Electrica Corp. SA	4,067	82,619
		339,339
		861,527
Sweden (0.6%):
Consumer Discretionary (0.1%):
Hennes & Mauritz AB, B Shares (b)	3,095	46,084
Financials (0.5%):
Nordea Bank AB	6,817	65,414
Skandinaviska Enskilda Banken AB, Class A	8,285	78,438
Swedbank AB, A Shares	3,807	81,140
		224,992
		271,076

See notes to financial statements.

27

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Fair Value(a)
Switzerland (0.5%):
Financials (0.2%):
Zurich Insurance Group AG	357	$105,618
Telecommunication Services (0.3%):
Swisscom AG	260	116,094
		221,712
Taiwan (4.0%):
Consumer Discretionary (0.2%):
Cheng Shin Rubber Industry Co. Ltd.	71,000	106,815
Energy (0.2%):
Formosa Petrochemical Corp.	22,000	88,280
Financials (1.3%):
China Development Financial Holding Corp.	305,000	111,364
CTBC Financial Holding Co. Ltd.	173,000	124,330
First Financial Holding Co. Ltd.	269,440	181,956
Mega Financial Holding Co. Ltd.	172,000	151,684
		569,334
Information Technology (0.9%):
Asustek Computer, Inc.	10,000	91,276
Foxconn Technology Co. Ltd.	36,000	88,046
Hon Hai Precision Industry Co. Ltd.	30,000	81,769
Pegatron Corp.	32,000	65,720
Quanta Computer, Inc.	38,000	66,602
		393,413
Materials (0.6%):
Formosa Chemicals & Fibre	27,000	107,464
Nan Ya Plastics Corp.	50,000	142,838
		250,302
Telecommunication Services (0.8%):
Far EasTone Telecommunications Co. Ltd.	67,000	173,109
Taiwan Mobile Co. Ltd.	47,000	170,311
		343,420
		1,751,564
Thailand (1.1%):
Consumer Staples (0.2%):
Charoen Pokphand Foods PCL	132,800	97,029
Energy (0.1%):
Thai Oil PCL	25,900	60,735
Real Estate (0.2%):
Land & Houses PCL	268,800	91,630
Telecommunication Services (0.3%):
Intouch Holdings Public Co. Ltd.	75,700	121,627

See notes to financial statements.

28

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Fair Value(a)
Utilities (0.3%):
Glow Energy Public Co. Ltd.	45,100	$129,023
		500,044
Turkey (0.3%):
Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS	2,580	60,857
Telecommunication Services (0.1%):
Turkcell Iletisim Hizmetleri AS	18,694	49,591
		110,448
United Arab Emirates (1.9%):
Financials (0.9%):
Abu Dhabi Commercial Bank PJSC	57,865	111,266
Dubai Islamic Bank PJSC	112,647	149,492
Emirates NBD PJSC	49,728	132,561
		393,319
Real Estate (0.7%):
Aldar Properties PJSC	195,874	107,845
DAMAC Properties Dubai Co. PJSC	66,563	37,209
Emaar Malls Group PJSC	164,279	95,855
Emaar Properties PJSC	49,604	66,569
		307,478
Telecommunication Services (0.3%):
Emirates Telecom Group Co.	27,990	123,163
		823,960
United Kingdom (3.2%):
Consumer Discretionary (0.7%):
Compass Group PLC	4,246	90,489
InterContinental Hotels Group PLC	1,493	92,795
Next PLC	733	58,335
Persimmon PLC	1,903	63,377
		304,996
Consumer Staples (0.3%):
British American Tobacco PLC	1,134	57,113
Imperial Tobacco Group PLC	2,166	80,426
		137,539
Energy (0.5%):
BP PLC	15,639	118,967
Royal Dutch Shell PLC, Class A	3,196	110,590
		229,557
Financials (0.6%):
HSBC Holdings PLC	9,764	91,221
Legal & General Group PLC	32,564	113,882
Standard Life PLC	12,775	54,695
		259,798

See notes to financial statements.

29

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Fair Value(a)
Health Care (0.1%):
AstraZeneca PLC	828	$57,260
Information Technology (0.1%):
Micro Focus International PLC	1,577	27,358
Materials (0.2%):
Rio Tinto PLC	1,251	68,941
Telecommunication Services (0.1%):
BT Group PLC	23,726	68,051
Utilities (0.6%):
Centrica PLC	25,608	53,162
National Grid PLC	9,455	104,469
SSE PLC	4,999	89,218
		246,849
		1,400,349
United States (43.4%):
Consumer Discretionary (7.1%):
Bassett Furniture Industries, Inc.	2,188	60,279
Brinker International, Inc. (b)	2,118	100,817
Capella Education Co.	719	70,965
Carnival Corp., Class A	1,427	81,781
Chico's FAS, Inc.	5,702	46,414
Cinemark Holdings, Inc.	1,594	55,918
Core-Mark Holding Co., Inc.	2,298	52,165
Darden Restaurants, Inc.	867	92,821
DSW, Inc., Class A (b)	2,920	75,394
Entravision Communications Corp., Class A	13,597	67,985
Ethan Allen Interiors, Inc. (b)	3,543	86,804
Flexsteel Industries, Inc.	1,891	75,451
Foot Locker, Inc.	737	38,803
Ford Motor Co.	8,087	89,523
GameStop Corp., Class A (b)	4,671	68,056
Genuine Parts Co.	860	78,939
Harley-Davidson, Inc.	1,490	62,699
Haverty Furniture Cos., Inc. (b)	3,464	74,822
Kohl's Corp.	870	63,423
L Brands, Inc.	956	35,257
Las Vegas Sands Corp.	1,240	94,686
LCI Industries (b)	787	70,948
Leggett & Platt, Inc. (b)	1,890	84,370
Macy's, Inc.	1,436	53,750
Marcus Corp. (b)	3,453	112,223
McDonald's Corp.	751	117,674
MDC Holdings, Inc.	2,982	91,756
Meredith Corp. (b)	1,339	68,289
Nacco Industries, Inc.	833	28,114
Newell Brands, Inc.	1,225	31,593
Nordstrom, Inc.	1,132	58,615
Nutrisystem, Inc. (b)	1,661	63,949

See notes to financial statements.

30

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Fair Value(a)
Omnicom Group, Inc. (b)	1,051	$80,160
PetMed Express, Inc. (b)	1,052	46,341
Sonic Corp. (b)	4,244	146,078
Sturm Ruger & Co.	1,307	73,192
Target Corp.	819	62,342
The Buckle, Inc. (b)	2,547	68,514
The Cheesecake Factory, Inc.	1,927	106,101
The Gap, Inc.	1,603	51,921
The Interpublic Group of Co., Inc. (b)	2,393	56,092
Williams-Sonoma, Inc. (b)	995	61,073
Wingstop, Inc.	1,636	85,268
		3,091,365
Consumer Staples (3.9%):
Altria Group, Inc.	1,327	75,360
Archer-Daniels-Midland Co.	2,306	105,684
B&G Foods, Inc. (b)	2,406	71,939
Campbell Soup Co. (b)	1,488	60,324
Costco Wholesale Corp.	476	99,475
CVS Health Corp.	1,047	67,374
General Mills, Inc.	1,683	74,490
Ingles Markets, Inc., Class A	1,649	52,438
John B. Sanfilippo & Son, Inc.	1,580	117,631
Kellogg Co.	1,238	86,499
Kimberly-Clark Corp.	943	99,336
Medifast, Inc.	843	135,015
Philip Morris International, Inc.	970	78,318
The Clorox Co.	751	101,573
The Hershey Co.	1,055	98,178
The J.M. Smucker Co.	565	60,726
The Kraft Heinz Co.	1,731	108,741
The Procter & Gamble Co.	1,670	130,360
Weis Markets, Inc.	1,849	98,626
		1,722,087
Energy (2.8%):
Andeavor	899	117,931
Apache Corp.	1,444	67,507
Cheniere Energy Partners LP Holdings LLC	3,339	105,011
Chevron Corp.	870	109,994
Exxon Mobil Corp.	1,615	133,609
Marathon Petroleum Corp.	1,291	90,576
Occidental Petroleum Corp.	1,666	139,411
ONEOK, Inc.	1,508	105,304
Phillips 66	1,156	129,830
The Williams Cos., Inc.	3,480	94,343
Valero Energy Corp.	1,072	118,810
		1,212,326

See notes to financial statements.

31

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Fair Value(a)
Financials (8.2%):
American Financial Group, Inc.	830	$89,084
AMERISAFE, Inc. (b)	1,903	109,898
Capitol Federal Financial, Inc.	12,040	158,446
Cincinnati Financial Corp.	1,283	85,781
CME Group, Inc.	644	105,565
CNA Financial Corp.	1,760	80,397
Cohen & Steers, Inc. (b)	3,177	132,513
Erie Indemnity Co., Class A	755	88,531
FBL Financial Group, Inc., Class A	1,207	95,051
First American Financial Corp.	1,858	96,096
FNB Corp.	5,634	75,608
Hanmi Financial Corp.	3,608	102,287
Hope Bancorp, Inc. (b)	5,587	99,616
Invesco, Ltd.	2,685	71,314
Mercury General Corp. (b)	2,120	96,587
New York Community Bancorp, Inc.	6,287	69,409
Northwest Bancshares, Inc.	8,506	147,919
Old Republic International Corp.	4,368	86,967
PacWest Bancorp	1,443	71,313
Park National Corp. (b)	1,207	134,484
People's United Financial, Inc.	5,229	94,593
Principal Financial Group, Inc.	1,454	76,989
ProAssurance Corp.	2,270	80,472
Provident Financial Services, Inc.	4,602	126,693
Prudential Financial, Inc.	799	74,715
RLI Corp. (b)	1,935	128,078
Safety Insurance Group, Inc.	1,887	161,150
Southside Bancshares, Inc. (b)	3,537	119,126
Stewart Information Services	2,599	111,939
Trustmark Corp. (b)	3,730	121,710
Umpqua Holdings Corp.	3,672	82,950
Waddell & Reed Financial, Inc., Class A (b)	4,686	84,207
Washington Trust BanCorp, Inc.	1,788	103,883
Wells Fargo & Co.	1,539	85,322
Westamerica BanCorp	1,863	105,278
		3,553,971
Health Care (1.2%):
Cardinal Health, Inc.	978	47,756
Meridian Bioscience, Inc.	6,053	96,243
National Healthcare Corp. (b)	1,730	121,757
Owens & Minor, Inc.	3,357	56,096
Patterson Co., Inc. (b)	3,560	80,705
Pfizer, Inc.	3,158	114,572
		517,129
Industrials (6.0%):
American Railcar Industries, Inc.	2,564	101,227
Argan, Inc.	1,468	60,115

See notes to financial statements.

32

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Fair Value(a)
Brady Corp., Class A	3,333	$128,487
Emerson Electric Co.	1,460	100,944
Ennis, Inc.	5,134	104,477
Fastenal Co. (b)	1,410	67,863
GATX Corp. (b)	1,679	124,632
H&E Equipment Services, Inc.	1,657	62,320
Herman Miller, Inc.	2,740	92,886
Hillenbrand, Inc.	2,567	121,034
HNI Corp.	1,802	67,034
Insperity, Inc.	1,107	105,442
Insteel Industries, Inc.	2,471	82,531
KBR, Inc.	4,003	71,734
Knoll, Inc.	4,150	86,362
Matson, Inc.	1,696	65,093
McGrath RentCorp	1,953	123,566
Mobile Mini, Inc.	2,152	100,929
Mueller Industries, Inc. (b)	3,932	116,033
National Presto Industries, Inc. (b)	1,015	125,860
Nielsen Holdings PLC (b)	2,046	63,283
PACCAR, Inc.	1,256	77,822
Pitney Bowes, Inc.	4,588	39,319
Quad/Graphics, Inc.	2,018	42,035
Resources Connection, Inc.	6,355	107,400
Steelcase, Inc., Class A	5,346	72,171
TransDigm Group, Inc.	288	99,400
United Parcel Service, Inc., Class B	879	93,376
Watsco, Inc. (b)	716	127,648
		2,631,023
Information Technology (1.7%):
Forrester Research, Inc. (b)	2,885	121,026
InterDigital, Inc.	1,230	99,507
MTS Systems Corp.	2,271	119,568
NIC, Inc.	4,640	72,152
NVE Corp. (b)	978	119,101
Park Electrochemical Corp.	5,349	124,043
Paychex, Inc.	1,510	103,209
		758,606
Materials (2.4%):
A. Schulman, Inc. (b)	1,513	67,328
Advanced Emissions Solutions, Inc.	6,225	70,716
Greif, Inc., Class A	1,667	88,168
International Paper Co.	1,704	88,744
Kronos Worldwide, Inc.	2,706	60,966
Neenah Paper, Inc.	1,834	155,615
RPM International, Inc.	1,884	109,875
Schnitzer Steel Industries, Inc.	2,074	69,894
Sonoco Products Co.	2,197	115,343
Warrior Met Coal, Inc. (b)	1,378	37,991

See notes to financial statements.

33

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Fair Value(a)
WestRock Co.	1,347	$76,806
Worthington Industries, Inc.	2,187	91,788
		1,033,234
Real Estate (0.2%):
HFF, Inc., Class A	2,237	76,841
Telecommunication Services (0.5%):
AT&T, Inc.	2,235	71,766
CenturyLink, Inc.	2,448	45,631
Verizon Communications, Inc.	1,823	91,715
		209,112
Utilities (9.4%):
Alliant Energy Corp.	3,256	137,794
American Electric Power Co., Inc.	2,042	141,409
American States Water Co.	2,287	130,725
Black Hills Corp. (b)	2,849	174,387
California Water Service Group	3,122	121,602
CenterPoint Energy, Inc.	4,471	123,891
Chesapeake Utilities Corp.	1,870	149,507
Connecticut WTR Service, Inc.	1,978	129,203
Consolidated Edison, Inc.	1,818	141,768
Dominion Resources, Inc.	1,844	125,724
DTE Energy Co.	1,305	135,237
Duke Energy Corp.	1,930	152,624
Evergy, Inc.	2,386	133,974
Eversource Energy	1,986	116,400
Exelon Corp.	3,284	139,898
MDU Resources Group, Inc.	4,065	116,584
MGE Energy, Inc.	2,460	155,103
Middlesex Water Co.	2,784	117,401
NorthWestern Corp.	3,260	186,635
OGE Energy Corp.	3,704	130,418
Otter Tail Corp.	3,189	151,796
PG&E Corp.	1,461	62,180
Pinnacle West Capital Corp.	1,592	128,252
PPL Corp. (b)	4,068	116,141
Public Service Enterprise Group, Inc.	2,630	142,388
SJW Corp.	1,700	112,574
Spark Energy, Inc.	5,364	52,299
Unitil Corp.	3,491	178,181
Vectren Corp.	1,663	118,821
WEC Energy Group, Inc.	2,231	144,234
Xcel Energy, Inc.	3,204	146,360
		4,113,510
		18,919,204
Total Common Stocks (Cost $34,564,112)		36,034,599

See notes to financial statements.

34

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Fair Value(a)
Rights (0.0%) (e)
Italy (0.0%): (e)
Financials (0.0%): (e)
Intesa Sanpaolo SpA Expires 7/17/18 @ $0.00 (d)	25,344	$—	(f)
Russian Federation (0.0%): (e)
Utilities (0.0%): (e)
RusHydro PJSC Expires 12/31/49 @ $0.00	209,834	—	(f)
Spain (0.0%): (e)
Energy (0.0%): (e)
Repsol SA Expires 7/09/18 @ $0.00 (d)	5,251	2,980
Industrials (0.0%): (e)
ACS, Actividades de Construccion y Servicios SA Expires 7/09/18 @ $0.00 (d)	1,945	2,003
		4,983
Total Rights (Cost $—)		4,983
Collateral for Securities Loaned (9.6%)
United States (9.6%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (g)	554,216	554,216
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (g)	503,851	503,851
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (g)	1,139,417	1,139,417
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (g)	251,896	251,896
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (g)	1,309,820	1,309,820
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (g)	453,412	453,412
Total Collateral for Securities Loaned (Cost $4,212,612)		4,212,612
Total Investments (Cost $38,776,724) — 92.2%		40,252,194
Other assets in excess of liabilities — 7.8%		3,389,296
NET ASSETS — 100.00%		$43,641,490

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Chile, and Mexico were fair valued at June 30, 2018. See Note 2 for further information.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $249,262 and amounted to 0.5% of net assets.

(d)  Non-income producing security.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rounds to less than $1.

(g)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2018.

See notes to financial statements.

35

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2018

LLC — Limited Liability Company

LP — Limited Partnership

PCL — Public Company Limited

PLC — Public Limited Company

Written Options

Exchange-traded options

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
S&P E-Mini Option	Put	USD	2,775.00	7/20/18	117	$(360,360)
Total (Premiums Received $157,551)						$(360,360)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	80	9/21/18	$11,582,482	$11,306,800	$(275,682)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	94	7/18/18	$1,465,981	$1,506,350	$(40,369)
E-Mini S&P 500 Futures	149	9/21/18	20,680,599	20,275,920	404,679
Mini MSCI EAFE Index Futures	88	9/21/18	8,909,205	8,603,760	305,445
Mini MSCI Emerging Markets Index Futures	152	9/28/18	8,661,107	8,081,080	580,027
Russell 2000 Mini Index Futures	120	9/21/18	10,093,723	9,885,000	208,723
					$1,458,505
	Total unrealized appreciation				1,498,874
	Total unrealized depreciation				(316,051)
	Total net unrealized appreciation (depreciation)				$1,182,823

See notes to financial statements.

36

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2018
	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
ASSETS:
Investments, at value (Cost $113,108,632 and $38,776,724)	$141,754,337	(a)	$40,252,194 (b)
Foreign currency, at value (Cost $— and $33,742)	—		33,924
Cash and cash equivalents	—		2,048,702
Deposits with brokers for futures contracts and written options	237,534		6,062,436
Interest and dividends receivable	108,762		106,771
Receivable for capital shares issued	38,367		—
Variation margin receivable on open futures contracts	420		—
Reclaims receivable	—		30,431
Receivable from Adviser	18,699		—
Prepaid expenses	10,070		889
Total Assets	142,168,189		48,535,347
LIABILITIES:
Written options, at value (Premiums Received $— and $157,551)	—		360,360
Securities lending collateral	12,478,637		4,212,612
Payable for capital shares redeemed	32,138		14,392
Payable to Adviser	—		8,718
Variation margin payable on open futures contracts	—		221,533
Accrued foreign capital gains taxes	—		4,196
Accrued expenses and other payables:
Investment advisory fees	76,229		21,468
Administration fees	6,643		2,182
Custodian fees	2,040		14,903
Transfer agent fees	25,710		4,770
Chief Compliance Officer fees	79		29
Trustees' fees	233		70
12b-1 fees	22,620		2,587
Other accrued expenses	42,548		26,037
Total Liabilities	12,686,877		4,893,857
NET ASSETS:
Capital	92,267,006		45,616,087
Accumulated net investment income (loss)	—		(14,932)
Accumulated net realized gains (losses) from investments net of taxes	8,578,550		(4,412,661)
Net unrealized appreciation (depreciation) on investments net of taxes	28,635,756		2,452,996
Net Assets	$129,481,312		$43,641,490
Net Assets
Class A Shares	$51,671,384		$23,847,057
Class C Shares	41,409,722		311,000
Class I Shares	36,400,206		19,483,433
Total	$129,481,312		$43,641,490
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	3,132,249		2,481,103
Class C Shares	2,561,870		32,605
Class I Shares	2,206,287		2,018,997
Total	7,900,406		4,532,705
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$16.50		$9.61
Class C Shares (c)	$16.16		$9.54
Class I Shares	$16.50		$9.65
Maximum Sales Charge — Class A Shares	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$17.51		$10.20

(a)  Includes $12,515,508 of securities on loan.

(b)  Includes $4,078,143 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

37

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2018
	Victory US 500 Enhanced Volatility Wtd Index Fund	Victory Market Neutral Income Fund
Investment Income:
Dividend income	$2,130,627	$1,838,626
Interest income	2,560	37,041
Securities lending income	18,348	26,591
Foreign tax withholding	(78)	(138,556)
Total Income	2,151,457	1,763,702
Expenses:
Investment advisory fees	915,875	311,939
Administration fees	77,199	30,672
12b-1 fees — Class A Shares	98,319	27,973
12b-1 fees — Class C Shares	562,337	4,473
Custodian fees	7,946	81,834
Transfer agent fees — Class A Shares	26,858	1,162
Transfer agent fees — Class C Shares	54,519	773
Transfer agent fees — Class I Shares	24,067	12,122
Trustees' fees	10,580	4,720
Chief Compliance Officer fees	1,267	504
Legal and audit fees	25,753	25,978
State registration and filing fees	49,063	46,737
Interest expense on interfund lending	11	364
Other expenses	60,017	45,276
Total Expenses	1,913,811	594,527
Expenses waived/reimbursed by Adviser	(283,259)	(197,955)
Net Expenses	1,630,552	396,572
Net Investment Income (Loss)	520,905	1,367,130
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions and foreign currency translations	16,461,673	4,689,654
Foreign taxes on realized gains	—	(27,069)
Net realized gains (losses) from futures transactions	68,833	(3,924,487)
Net realized gains (losses) from written options	—	1,259,516
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,967,734)	(1,711,834)
Net change in unrealized appreciation/depreciation on futures transactions	(6,433)	1,379,132
Net change in unrealized appreciation/depreciation on written options	—	(248,823)
Net change in accrued foreign taxes on unrealized gains	—	1,602
Net realized/unrealized gains (losses) on investments	14,556,339	1,417,691
Change in net assets resulting from operations	$15,077,244	$2,784,821

See notes to financial statements.

38

Victory Portfolios II	Statements of Changes in Net Assets
	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
From Investment Activities:
Operations:
Net investment income (loss)	$520,905	$733,533	$1,367,130	$1,634,907
Net realized gains (losses) from investment transactions	16,530,506	11,144,627	1,997,614	(394,255)
Net change in unrealized appreciation (depreciation) on investments	(1,974,167)	12,291,320	(579,923)	1,696,398
Change in net assets resulting from operations	15,077,244	24,169,480	2,784,821	2,937,050
Distributions to Shareholders:
From net investment income:
Class A Shares	(261,664)	(294,740)	(729,949)	(677,091)
Class C Shares	(5,831)	(51,834)	(9,927)	(10,337)
Class I Shares	(301,423)	(341,271)	(837,655)	(897,935)
From net realized gains:
Class A Shares	(3,213,210)	(666,109)	—	—
Class C Shares	(5,087,982)	(925,814)	—	—
Class I Shares	(2,781,515)	(606,486)	—	—
Change in net assets resulting from distributions to shareholders	(11,651,625)	(2,886,254)	(1,577,531)	(1,585,363)
Change in net assets resulting from capital transactions	(1,036,505)	(59,309,849)	(14,222,605)	(18,727,848)
Change in net assets	2,389,114	(38,026,623)	(13,015,315)	(17,376,161)
Net Assets:
Beginning of period	127,092,198	165,118,821	56,656,805	74,032,966
End of period	$129,481,312	$127,092,198	$43,641,490	$56,656,805
Accumulated net investment income (loss)	$—	$32,163	$(14,932)	$176,818

(continues on next page)

See notes to financial statements.

39

Victory Portfolios II	Statements of Changes in Net Assets

  (continued)

	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
Capital Transactions:
Class A Shares
Proceeds from shares issued	$26,139,052	$6,367,113	$2,828,020	$2,464,514
Distributions reinvested	3,421,278	941,584	727,653	677,091
Cost of shares redeemed	(15,975,579)	(40,157,021)	(5,260,176)	(8,405,073)
Total Class A Shares	$13,584,751	$(32,848,324)	$(1,704,503)	$(5,263,468)
Class C Shares
Proceeds from shares issued	$13,301,468	$13,086,817	$151,102	$225,013
Distributions reinvested	5,056,077	970,774	9,927	10,337
Cost of shares redeemed	(35,709,156)	(23,313,117)	(377,788)	(244,629)
Total Class C Shares	$(17,351,611)	$(9,255,526)	$(216,759)	$(9,279)
Class I Shares
Proceeds from shares issued	$11,264,963	$7,173,761	$10,892,602	$7,790,384
Distributions reinvested	2,880,716	888,013	831,102	841,380
Cost of shares redeemed	(11,415,324)	(25,267,773)	(24,025,047)	(22,086,865)
Total Class I Shares	$2,730,355	$(17,205,999)	$(12,301,343)	$(13,455,101)
Change in net assets resulting from capital transactions	$(1,036,505)	$(59,309,849)	$(14,222,605)	$(18,727,848)
Share Transactions:
Class A Shares
Issued	1,598,096	430,295	295,657	262,750
Reinvested	208,990	62,541	76,073	72,311
Redeemed	(963,489)	(2,747,833)	(549,478)	(896,693)
Total Class A Shares	843,597	(2,254,997)	(177,748)	(561,632)
Class C Shares
Issued	814,121	893,784	15,890	24,359
Reinvested	315,413	65,829	1,047	1,110
Redeemed	(2,219,795)	(1,592,807)	(39,902)	(26,521)
Total Class C Shares	(1,090,261)	(633,194)	(22,965)	(1,052)
Class I Shares
Issued	680,103	477,191	1,131,635	829,729
Reinvested	175,785	58,890	86,613	89,432
Redeemed	(690,384)	(1,696,189)	(2,499,198)	(2,366,740)
Total Class I Shares	165,504	(1,160,108)	(1,280,950)	(1,447,579)
Change in Shares	(81,160)	(4,048,299)	(1,481,663)	(2,010,263)

See notes to financial statements.

40

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory US 500 Enhanced Volatility Wtd Index Fund
	Class A Shares
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
Net Asset Value, Beginning of Period	$16.04	$13.80	$14.15	$14.16	$11.71
Investment Activities:
Net investment income (loss) (a)	0.11	0.11	0.13	0.05	0.03
Net realized and unrealized gains (losses) on investments	1.91	2.48	0.16	0.74	2.58
Total from Investment Activities	2.02	2.59	0.29	0.79	2.61
Distributions to Shareholders:
Net investment income	(0.10)	(0.11)	(0.12)	(0.04)	(0.13)
Net realized gains from investments	(1.46)	(0.24)	(0.52)	(0.76)	(0.03)
Total Distributions to Shareholders	(1.56)	(0.35)	(0.64)	(0.80)	(0.16)
Net Asset Value, End of Period	$16.50	$16.04	$13.80	$14.15	$14.16
Total Return (excludes sales charge)	12.79%	18.89%	2.17%	5.89%	22.39%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$51,671	$36,721	$62,700	$75,399	$77,212
Ratio of net expenses to average net assets	0.99%	0.99%	0.99%	1.50%	1.60%
Ratio of net investment income (loss) to average net assets	0.67%	0.75%	0.92%	0.35%	0.25%
Ratio of gross expenses to average net assets (b)	1.19%	1.35%	1.28%	1.67%	1.68%
Portfolio turnover (c)	45%	38%	46%	48%	29%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

41

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory US 500 Enhanced Volatility Wtd Index Fund
	Class C Shares
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
Net Asset Value, Beginning of Period	$15.78	$13.59	$13.95	$14.05	$11.67
Investment Activities:
Net investment income (loss) (a)	(0.02)	— (b)	0.02	(0.05)	(0.07)
Net realized and unrealized gains (losses) on investments	1.86	2.44	0.17	0.71	2.57
Total from Investment Activities	1.84	2.44	0.19	0.66	2.50
Distributions to Shareholders:
Net investment income	— (b)	(0.01)	(0.03)	—	(0.09)
Net realized gains from investments	(1.46)	(0.24)	(0.52)	(0.76)	(0.03)
Total Distributions to Shareholders	(1.46)	(0.25)	(0.55)	(0.76)	(0.12)
Net Asset Value, End of Period	$16.16	$15.78	$13.59	$13.95	$14.05
Total Return (excludes contingent deferred sales charge)	11.78%	18.09%	1.42%	5.01%	21.52%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$41,410	$57,620	$58,249	$56,826	$33,464
Ratio of net expenses to average net assets	1.74%	1.74%	1.74%	2.25%	2.35%
Ratio of net investment income (loss) to average net assets	(0.11)%	0.01%	0.16%	(0.37)%	(0.50)%
Ratio of gross expenses to average net assets (c)	1.97%	2.12%	2.11%	2.42%	3.43%
Portfolio turnover (d)	45%	38%	46%	48%	29%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

42

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory US 500 Enhanced Volatility Wtd Index Fund
	Class I Shares
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
Net Asset Value, Beginning of Period	$16.05	$13.80	$14.15	$14.16	$11.71
Investment Activities:
Net investment income (loss) (a)	0.15	0.15	0.16	0.08	0.07
Net realized and unrealized gains (losses) on investments	1.90	2.48	0.16	0.74	2.57
Total from Investment Activities	2.05	2.63	0.32	0.82	2.64
Distributions to Shareholders:
Net investment income	(0.14)	(0.14)	(0.15)	(0.07)	(0.16)
Net realized gains from investments	(1.46)	(0.24)	(0.52)	(0.76)	(0.03)
Total Distributions to Shareholders	(1.60)	(0.38)	(0.67)	(0.83)	(0.19)
Net Asset Value, End of Period	$16.50	$16.05	$13.80	$14.15	$14.16
Total Return	12.97%	19.24%	2.42%	6.16%	22.66%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$36,400	$32,751	$44,170	$63,213	$92,699
Ratio of net expenses to average net assets	0.74%	0.74%	0.74%	1.25%	1.35%
Ratio of net investment income (loss) to average net assets	0.91%	1.00%	1.14%	0.60%	0.50%
Ratio of gross expenses to average net assets (b)	0.95%	1.13%	1.11%	1.42%	1.43%
Portfolio turnover (c)	45%	38%	46%	48%	29%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

43

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Market Neutral Income Fund
	Class A Shares
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
Net Asset Value, Beginning of Period	$9.40	$9.21	$9.41	$9.84	$9.78
Investment Activities:
Net investment income (loss) (a)	0.24	0.24	0.26	0.22	0.11
Net realized and unrealized gains (losses) on investments	0.26	0.20 (b)	(0.02)	(0.38)	— (c)
Total from Investment Activities	0.50	0.44	0.24	(0.16)	0.11
Distributions to Shareholders:
Net investment income	(0.29)	(0.25)	(0.21)	(0.21)	(0.05)
Net realized gains from investments	—	—	(0.23)	(0.06)	—
Total Distributions to Shareholders	(0.29)	(0.25)	(0.44)	(0.27)	(0.05)
Net Asset Value, End of Period	$9.61	$9.40	$9.21	$9.41	$9.84
Total Return (excludes sales charge)	5.37%	4.77%	2.54%	(1.62)%	1.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$23,847	$24,998	$29,649	$31,313	$28,924
Ratio of net expenses to average net assets	0.89%	0.90%	0.90%	1.13%	1.15%
Ratio of net investment income (loss) to average net assets	2.55%	2.59%	2.72%	2.23%	1.09%
Ratio of gross expenses to average net assets (d)	1.18%	1.25%	1.06%	1.27%	1.25%
Portfolio turnover (e)	69%	63%	92%	135%	190%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount of net realized and unrealized gains (losses) on investments per share for the year ended June 30, 2017 does not accord with the amounts in the Statement of Operations due to timing of purchases and sales of Fund Shares in relation to fluctuating market values.

(c)  Amount is less than $0.005 per share.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

44

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Market Neutral Income Fund
	Class C Shares
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
Net Asset Value, Beginning of Period	$9.33	$9.15	$9.36	$9.74	$9.74
Investment Activities:
Net investment income (loss) (a)	0.17	0.17	0.19	0.14	0.01
Net realized and unrealized gains (losses) on investments	0.26	0.20 (b)	(0.02)	(0.38)	0.02
Total from Investment Activities	0.43	0.37	0.17	(0.24)	0.03
Distributions to Shareholders:
Net investment income	(0.22)	(0.19)	(0.15)	(0.08)	(0.03)
Net realized gains from investments	—	—	(0.23)	(0.06)	—
Total Distributions to Shareholders	(0.22)	(0.19)	(0.38)	(0.14)	(0.03)
Net Asset Value, End of Period	$9.54	$9.33	$9.15	$9.36	$9.74
Total Return (excludes contingent deferred sales charge)	4.64%	4.02%	1.75%	(2.42)%	0.34%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$311	$519	$518	$385	$267
Ratio of net expenses to average net assets	1.64%	1.65%	1.65%	2.02%	2.00%
Ratio of net investment income (loss) to average net assets	1.79%	1.88%	2.00%	1.88%	1.90%
Ratio of gross expenses to average net assets (c)	2.51%	3.00%	2.48%	1.29%	(0.04)%
Portfolio turnover (d)	69%	63%	92%	135%	190%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount of net realized and unrealized gains (losses) on investments per share for the year ended June 30, 2017 does not accord with the amounts in the Statement of Operations due to timing of purchases and sales of Fund Shares in relation to fluctuating market values.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

45

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Market Neutral Income Fund
	Class I Shares
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
Net Asset Value, Beginning of Period	$9.44	$9.24	$9.44	$9.89	$9.81
Investment Activities:
Net investment income (loss) (a)	0.26	0.27	0.30	0.23	0.10
Net realized and unrealized gains (losses) on investments	0.26	0.20	(0.04)	(0.37)	0.04
Total from Investment Activities	0.52	0.47	0.26	(0.14)	0.14
Distributions to Shareholders:
Net investment income	(0.31)	(0.27)	(0.23)	(0.25)	(0.06)
Net realized gains from investments	—	—	(0.23)	(0.06)	—
Total Distributions to Shareholders	(0.31)	(0.27)	(0.46)	(0.31)	(0.06)
Net Asset Value, End of Period	$9.65	$9.44	$9.24	$9.44	$9.89
Total Return	5.62%	5.11%	2.77%	(1.41)%	1.44%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$19,483	$31,140	$43,866	$25,310	$33,773
Ratio of net expenses to average net assets	0.64%	0.65%	0.65%	1.02%	1.00%
Ratio of net investment income (loss) to average net assets	2.72%	2.83%	3.16%	0.88%	0.90%
Ratio of gross expenses to average net assets (b)	1.09%	1.13%	1.05%	2.25%	0.87%
Portfolio turnover (c)	69%	63%	92%	135%	190%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

46

Victory Portfolios II	Notes to Financial Statements June 30, 2018

1.  Organization:

Victory Portfolios II (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is comprised of 20 funds, 18 of which are exchange-traded funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered	Funds Investment Objectives
Victory US 500 Enhanced Volatility Wtd Index Fund ("US 500 Enhanced Volatility Wtd Index Fund")	Classes A, C, and I	Track performance of the Nasdaq Victory U.S. Large Cap 500 Long/Cash Volatility Weighted Index before expenses.
Victory Market Neutral Income Fund ("Market Neutral Income Fund")	Classes A, C, and I	Seeks to achieve high current income.

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

47

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Victory Market Neutral Income Fund uses a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

48

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

A summary of the valuations as of June 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Victory US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	$128,889,786		$—	$—	$—	$128,889,786	$—
Investment Companies	385,914		—	—	—	385,914	—
Collateral for Securities Loaned	12,478,637		—	—	—	12,478,637	—
Futures Contracts	—		(9,949)	—	—	—	(9,949)
Total	141,754,337		(9,949)	—	—	141,754,337	(9,949)
Victory Market Neutral Income Fund
Common Stocks	21,094,654	(a)	—	14,939,945	—	36,034,599	—
Rights	4,983		—	—	—	4,983	—
Collateral for Securities Loaned	4,212,612		—	—	—	4,212,612	—
Option	(360,360)		—	—	—	—	(360,360)
Futures Contracts	—		1,182,823	—	—	—	1,182,823
Total	24,951,889		1,182,823	14,939,945	—	40,252,194	822,463

^  Other Financial investments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts and written options. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)  Consists of all securities traded on U.S. securities exchanges (including ADRs) and all securities listed under Brazil, Canada, Chile, and Mexico.

For the year ended June 30, 2018, there were no transfers between Level 1 and Level 2.

For the year ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement

49

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2018, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposits with brokers for futures contracts and written options.

Options Transactions:

The Funds may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When a Fund writes a call option, an amount equal to the premium received is included as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or

50

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange-traded. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposits with brokers for futures contracts and written options.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2018, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Assets	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
US 500 Enhanced Volatility Wtd Index Fund
Futures
Goldman Sachs & Co.	$420	$—	$420	$—	$420
Market Neutral Income Fund
Futures
Goldman Sachs & Co.	$29,200	$(29,200)	$—	$—	$—
Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Pledged	Net Amount
Market Neutral Income Fund
Futures
Goldman Sachs & Co.	$250,733	$(29,200)	$221,533	$(221,533)	$—

51

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure as of June 30, 2018

	Asset Location	Liability Location
Risk Exposure	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Futures Contracts
Equity Risk
US 500 Enhanced Volatility Wtd Index Fund	$—	$9,949
Market Neutral Income Fund	1,498,874	316,051

Liability Location
Written Options, at Value
Written Options
Equity Risk
Market Neutral Income Fund	$360,360

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2018.

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
Risk Exposure	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) from Futures Contracts
Futures Contracts
Equity Risk
US 500 Enhanced Volatility Wtd Index Fund	$68,833	$(6,433)
Market Neutral Income Fund	(3,924,487)	1,379,132
	Net Realized Gains (Losses) from Written Options	Net Change in Unrealized Appreciation (Depreciation) from Written Options
Written Options
Equity Risk
Market Neutral Income Fund	$1,259,516	$(248,823)

All open derivative positions at year end are reflected in each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the year.

52

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2018. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Fund	Securities on Loan)	Collateral Received	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
US 500 Enhanced Volatility Wtd Index Fund	$12,515,508	$12,478,637	$—	$—	$357,341	$320,470
Market Neutral Income Fund	4,078,143	4,212,612	—	—	1	134,470

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S.

53

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized gains/losses and change in unrealized appreciation/depreciation on investments. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly for each Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

54

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2018 were as follows:

	Purchases	Sales
US 500 Enhanced Volatility Wtd Index Fund	$58,538,864	$69,930,856
Market Neutral Income Fund	30,597,649	45,478,827

For the year ended June 30, 2018, there were no purchases or sales of U.S. Government Securities.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc, a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
US 500 Enhanced Volatility Wtd Index Fund	0.70%
Market Neutral Income Fund	0.60%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

The Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trusts and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

55

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% and 1.00% of the average daily net assets for Class A and Class C Shares of each of the respective Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A or Class C Shares of the Funds.

In addition, the Distributor and FIS are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the year ended June 30, 2018, the Distributor received approximately $9,771 from commissions earned on sales of Class A Shares and FIS received $7,080 from redemptions of Class C Shares of the Funds. A $15 redemption fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2018, the expense limits (excluding voluntary waivers) are as follows:

	Class	Expense Limits
US 500 Enhanced Volatility Wtd Index Fund	Class A Shares	0.99	%(a)
US 500 Enhanced Volatility Wtd Index Fund	Class C Shares	1.74	%(a)
US 500 Enhanced Volatility Wtd Index Fund	Class I Shares	0.74	%(a)
Market Neutral Income Fund	Class A Shares	0.75	%(b)
Market Neutral Income Fund	Class C Shares	1.50	%(b)
Market Neutral Income Fund	Class I Shares	0.40	%(b)

(a)  In effect until October 31, 2018.

(b)  In effect until October 31, 2019. Prior to June 1, 2018 the expense limits in place were 0.90%, 1.65% and 0.65% for Class A, C and I, respectively.

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of the repayment. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

As of June 30, 2018, the following amounts are available to be repaid to the Adviser.

	Expires 6/30/19	Expires 6/30/20	Expires 6/30/21	Total
US 500 Enhanced Volatility Wtd Index Fund	$619,681	$534,407	$283,259	$1,437,347
Market Neutral Income Fund	201,142	256,668	197,955	655,765

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers for the year ended June 30, 2018.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator and Fund Accountant, Sub-Administrator and Sub-Fund Accountant, and Legal.

56

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Market Neutral Fund invests in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 28, 2017, the Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Trusts, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The agreement was subsequently amended on July 27, 2018 with a new termination date of July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the year ended June 30, 2018, Citibank earned approximately $150,000 in commitment fees from the Trusts. Each fund in the Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of June 30, 2018, the interest rate on outstanding borrowings was 3.10%.

The Funds did not utilize or borrow any funds for the year ended June 30, 2018.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 28, 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds.

57

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. Interest paid by each Fund during the period is presented on the Statements of Operations under Interest Expense on Interfund Lending.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during the year ended June 30, 2018 were as follows:

	Borrower or Lender	Amount Outstanding at June 30, 2018	Average Borrowing	Days Borrowing Outstanding	Average Interest Rate	Maximum Borrowing During the Period
US 500 Enhanced Volatility Wtd Index Fund	Borrower	$—	$180,000	1	2.14%	$180,000
Market Neutral Income Fund	Borrower	—	1,750,667	3	2.51%	2,637,000

7.  Federal Income Tax Information:

The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended June 30, 2018
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Enhanced Volatility Wtd Index Fund	$2,489,677	$9,161,948	$11,651,625	$11,651,625
Market Neutral Income Fund	1,577,531	—	1,577,531	1,577,531
	Year Ended June 30, 2017
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Enhanced Volatility Wtd Index Fund	$687,845	$2,198,409	$2,886,254	$2,886,254
Market Neutral Income Fund	1,585,363	—	1,585,363	1,585,363

As of the tax year ended June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
US 500 Enhanced Volatility Wtd Index Fund	$843,699	$8,193,780	$9,037,479	$—	$—	$28,176,828	$37,214,307
Market Neutral Income Fund	—	—	—	(3,218,501)	(14,933)	1,258,836	(1,974,598)

*  Qualified late-year losses are comprised of post-October capital losses incurred after October 31, 2017, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2017 and specified losses incurred after October 31, 2017. These losses are deemed to arise on the first day of the Fund's next taxable year.

**  The difference between the book-basis and tax-basis of unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

58

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

As of the tax year ended June 30, 2018, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Market Neutral Income Fund	$—	$3,218,501	$3,218,501

At June 30, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US 500 Enhanced Volatility Wtd Index Fund	$113,577,509	$31,654,823	$(3,477,995)	$28,176,828
Market Neutral Income Fund	38,990,867	3,800,509	(2,539,182)	1,261,327

Permanent book and tax differences, primarily due to gains and losses, equalization, gains and losses on disposition of passive foreign investment companies, and foreign currency gains (losses), resulted in reclassifications for the period ended June 30, 2018 as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)	Capital
US 500 Enhanced Volatility Wtd Index Fund	$34,522	$(4,220,813)	$4,186,291
Market Neutral Income Fund	22,780	(22,780)	—

8.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
LPL Financial Corp.	US 500 Enhanced Volatility Wtd Index Fund	34.5%
Charles Schwab & Co., Inc.	Market Neutral Income Fund	57.5%

9.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN, also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Funds' compliance date for Form N-PORT is June 1, 2018, and the Funds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Funds will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Funds' compliance date for Form N-CEN is June 1, 2018, and the Funds will make their initial filing on Form N-CEN for the period ended June 30, 2018. Form N-CEN will replace Form N-SAR filings. The Funds' adoption of these amendments has no effect on the Funds' net assets or results of operations.

59

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

10.  Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

60

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Victory Portfolios II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments of Victory US 500 Enhanced Volatility Wtd Index Fund and Victory Market Neutral Income Fund (the "Funds"), each a series of Victory Portfolios II, as of June 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds' financial highlights for the years ended June 30, 2015 and prior, were audited by other auditors whose report dated August 28, 2015, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of June 30, 2018, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds' auditor since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 24, 2018

61

Victory Portfolios II	Supplemental Information June 30, 2018

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 42 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios II, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	May 2015	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, 71	Vice Chair and Trustee	May 2015	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	May 2015	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.

62

Victory Portfolios II	Supplemental Information — continued June 30, 2018

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Dennis M. Bushe, 74	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).
Sally M. Dungan, 64	Trustee	May 2015	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 65	Trustee	May 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor (January 2016-April 2016) and Managing Partner (August 2014-January 2016), Endgate Commodities, LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 73	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.

63

Victory Portfolios II	Supplemental Information — continued June 30, 2018

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustee.
David C. Brown, 46**	Trustee	May 2015	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

64

Victory Portfolios II	Supplemental Information — continued June 30, 2018

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	May 2015	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 52	Treasurer	December 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34*	Assistant Treasurer	May 2015	Manager, Fund Administration, the Adviser (since 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	May 2015	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP. (2011-2017).

*  On December 5, 2017, Mr. Ponte resigned as Treasurer and accepted the position of Assistant Treasurer of the Trust.

65

Victory Portfolios II	Supplemental Information — continued June 30, 2018

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018, through June 30, 2018.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
US 500 Enhanced Volatility Wtd Index Fund
Class A Shares	$1,000.00	$1,014.80	$4.95	0.99%
Class C Shares	1,000.00	1,009.40	8.67	1.74%
Class I Shares	1,000.00	1,015.30	3.70	0.74%
Market Neutral Income Fund
Class A Shares	1,000.00	1,013.90	4.39	0.88%
Class C Shares	1,000.00	1,011.30	8.13	1.63%
Class I Shares	1,000.00	1,016.30	3.05	0.61%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

66

Victory Portfolios II	Supplemental Information — continued June 30, 2018

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
US 500 Enhanced Volatility Wtd Index Fund
Class A Shares	$1,000.00	$1,019.89	$4.96	0.99%
Class C Shares	1,000.00	1,016.17	8.70	1.74%
Class I Shares	1,000.00	1,021.12	3.71	0.74%
Market Neutral Income Fund
Class A Shares	1,000.00	1,020.43	4.41	0.88%
Class C Shares	1,000.00	1,016.71	8.15	1.63%
Class I Shares	1,000.00	1,021.77	3.06	0.61%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

67

Victory Portfolios II	Supplemental Information — continued June 30, 2018

  (Unaudited)

Additional Federal Income Tax Information

For the year ended June 30, 2018, the Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:

Amount
US 500 Enhanced Volatility Wtd Index Fund	95%
Market Neutral Income Fund	97%

Dividends qualified for corporate dividends received deductions of:

Amount
US 500 Enhanced Volatility Wtd Index Fund	93%
Market Neutral Income Fund	52%

For the year ended June 30, 2018, the Funds designated short-term capital gain distributions:

Amount
US 500 Enhanced Volatility Wtd Index Fund	$2,286,258

For the year ended June 30, 2018, the following Funds designated long-term capital gain distributions:

Amount
US 500 Enhanced Volatility Wtd Index Fund	$11,736,826

68

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPII-COMPASS-AR (6/18)

June 30, 2018

Annual Report

VictoryShares US 500 Volatility Wtd ETF

VictoryShares US Small Cap Volatility Wtd ETF

VictoryShares International Volatility Wtd ETF

VictoryShares Emerging Market Volatility Wtd ETF

VictoryShares US Large Cap High Div Volatility Wtd ETF

VictoryShares US Small Cap High Div Volatility Wtd ETF

VictoryShares International High Div Volatility Wtd ETF

VictoryShares Emerging Market High Div Volatility Wtd ETF

VictoryShares Dividend Accelerator ETF

VictoryShares US Multi-Factor Minimum Volatility ETF

VictoryShares US 500 Enhanced Volatility Wtd ETF

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

VictoryShares US Discovery Enhanced Volatility Wtd ETF

VictoryShares Developed Enhanced Volatility Wtd ETF

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

• Detailed performance records

• Daily share prices

• The latest fund news

• Investment resources to help you become a better investor

• A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Table of Contents

Shareholder Letter	5-6
Fund Review and Commentary	7
Financial Statements
Victory Portfolios II Exchange Traded Funds
VictoryShares US 500 Volatility Wtd ETF
Schedule of Investments	35-46
Statements of Assets and Liabilities	171
Statements of Operations	176
Statements of Changes in Net Assets	181
Financial Highlights	186
VictoryShares US Small Cap Volatility Wtd ETF
Schedule of Investments	47-57
Statements of Assets and Liabilities	171
Statements of Operations	176
Statements of Changes in Net Assets	181
Financial Highlights	187
VictoryShares International Volatility Wtd ETF
Schedule of Investments	58-76
Statements of Assets and Liabilities	171
Statements of Operations	176
Statements of Changes in Net Assets	181
Financial Highlights	188
VictoryShares Emerging Market Volatility Wtd ETF
Schedule of Investments	77-95
Statements of Assets and Liabilities	172
Statements of Operations	177
Statements of Changes in Net Assets	182
Financial Highlights	189
VictoryShares US Large Cap High Div Volatility Wtd ETF
Schedule of Investments	96-99
Statements of Assets and Liabilities	172
Statements of Operations	177
Statements of Changes in Net Assets	182
Financial Highlights	190
VictoryShares US Small Cap High Div Volatility Wtd ETF
Schedule of Investments	100-103
Statements of Assets and Liabilities	172
Statements of Operations	177
Statements of Changes in Net Assets	182
Financial Highlights	191

Table of Contents (continued)

VictoryShares International High Div Volatility Wtd ETF
Schedule of Investments	104-110
Statements of Assets and Liabilities	173
Statements of Operations	178
Statements of Changes in Net Assets	183
Financial Highlights	192
VictoryShares Emerging Market High Div Volatility Wtd ETF
Schedule of Investments	111-117
Statements of Assets and Liabilities	173
Statements of Operations	178
Statements of Changes in Net Assets	183
Financial Highlights	193
VictoryShares Dividend Accelerator ETF
Schedule of Investments	118-120
Statements of Assets and Liabilities	173
Statements of Operations	178
Statements of Changes in Net Assets	183
Financial Highlights	194
VictoryShares US Multi-Factor Minimum Volatility ETF
Schedule of Investments	121-123
Statements of Assets and Liabilities	174
Statements of Operations	179
Statements of Changes in Net Assets	184
Financial Highlights	195
VictoryShares US 500 Enhanced Volatility Wtd ETF
Schedule of Investments	124-135
Statements of Assets and Liabilities	174
Statements of Operations	179
Statements of Changes in Net Assets	184
Financial Highlights	196
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Schedule of Investments	136-139
Statements of Assets and Liabilities	174
Statements of Operations	179
Statements of Changes in Net Assets	184
Financial Highlights	197
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Schedule of Investments	140-150
Statements of Assets and Liabilities	175
Statements of Operations	180
Statements of Changes in Net Assets	185
Financial Highlights	198
VictoryShares Developed Enhanced Volatility Wtd ETF
Schedule of Investments	151-170
Statements of Assets and Liabilities	175
Statements of Operations	180
Statements of Changes in Net Assets	185
Financial Highlights	199
Notes to Financial Statements	200

Table of Contents (continued)

Report of Independent Registered Public Accounting Firm	222
Supplemental Information	223
Trustee and Officer Information	223
Proxy Voting and Form N-Q Information	227
Expense Examples	227
Additional Federal Income Tax Information	230
Frequency Distribution of Premiums & Discounts	231
Privacy Policy (inside back cover)

The VictoryShares are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the VictoryShares.

For additional information about any VictoryShares, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 866-376-7890. Read it carefully before you invest or send money.

The information in this annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the ETFs, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

866-376-7890

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Funds Letter to Shareholders

Dear Shareholder,

The fiscal year ended June 30, 2018 has been a tale of two halves. Throughout the latter part of 2017, it was business as usual as the bull market marched on. But as we entered 2018, investors faced an old nemesis. Bouts of volatility, which had been seemingly absent for years, periodically roiled the market.

Despite the re-emergence of volatility, the performance of both the S&P 500 Index®1 and Nasdaq Composite2 have been impressive, rising approximately 14.37 and 22.23 percent, respectively, for the year ended June 30, 2018. Those are above-average returns from a historical perspective.

Sometimes it takes stepping back from all the dire news headlines in order to appreciate exactly why the bull market continues powering ahead. By virtually any metric, the domestic economy is healthy. This was punctuated in the most recent quarter with a growth rate of 4.1 percent, thanks largely to robust consumer spending and the impact of the recent corporate tax cut. Moreover, the labor picture continues to shine with consistent monthly job growth and an unemployment rate hovering around 4.0 percent. All this comes against a backdrop of low inflation. Is it any surprise, then, that more than 80 percent of S&P 500 companies have reported a positive earnings-per-share surprise for the most recent quarter, according to a July earnings scorecard.

Despite the reassuring economic statistics, why was market volatility elevated earlier this year? It may reflect of a shift in trade policy and increased risks associated with new (and proposed) tariffs on foreign goods. No one knows if these tariffs are simply negotiating tactics or if they will erupt into a prolonged trade war that undermines economic growth. On top of that uncertainty, the Federal Reserve has telegraphed its intentions to continue raising interest rates, but there remains the possibility that all this good economic news could prompt the Fed to increase the trajectory of its monetary tightening.

So while we embrace the solid economic fundamentals for now, all of Victory Capital's independent investment franchises still have plenty to ponder. Our professional investment managers constantly assess and reassess the macroeconomic environment to determine how it impacts their investment philosophies and individual fund holdings. Anticipating both headwinds and tailwinds, and then positioning correspondingly at various points of the economic cycle, is critical to long-term success.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. Or, if you invest with us directly, you may call (800) 539-3863, or visit our website at www.vcm.com.

My colleagues and I sincerely appreciate the confidence you have placed in the Victory Funds, and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,
Victory Funds

1The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. It is not possible to invest directly in an index.

2The Nasdaq Composite, represents the largest non-financial domestic and international issues listed on The Nasdaq Stock Market, and includes reinvestment of dividends. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. It is not possible to invest directly in an index.

Investing involves market risk, including the potential loss of principal. Past performance does not guarantee future performance results.

Victory Funds

VictoryShares US 500 Volatility Wtd ETF

Portfolio Review
June 30, 2018 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US 500 Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 13.42% for the fiscal year ended June 30, 2018, compared to the Index's return of 13.83%. The Fund underperformed the S&P 500 Index, a market-cap based index against which the performance of the Fund is measured, returned 14.37% during the same period.

The Health Care and Consumer Staples sectors contributed positively to the Fund's performance relative to the S&P 500 Index over the fiscal year. The Technology and Consumer Discretionary sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over that period. The Fund's underweight to Technology and the largest stocks of the S&P 500 Index was the key driver of the underperformance over the last 12 months.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions.

Average Annual Return

Year Ended June 30, 2018

	VictoryShares US 500 Volatility Wtd ETF	VictoryShares US 500 Volatility Wtd ETF — Market
INCEPTION DATE	7/1/14	7/1/14
	Net Asset Value	Net Asset Value	Nasdaq Victory US Large Cap 500 Volatility Weighted Index[1]	S&P 500 Index[2]
One Year	13.42%	13.45%	13.83%	14.37%
Three Year	11.75%	11.78%	12.17%	11.93%
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	10.39%	10.40%	N/A	N/A
Expense Ratios
Gross	0.47%
With Applicable Waivers	0.35%

Victory Funds

VictoryShares US 500 Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2017, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2018 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2018.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory US Large Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. stocks with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares US Small Cap Volatility Wtd ETF

Portfolio Review
June 30, 2018 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US Small Cap Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 15.75% for the fiscal year ended June 30, 2018 compared to the Index's return of 16.15%. The Russell 2000 Index, a market-cap based index against which the performance of the Fund is measured, returned 17.57% during the same period.

The Industrials and Financials sectors contributed positively to the Fund's performance relative to the Russell 2000 Index over the fiscal year. The Health Care and Technology sectors contributed negatively to the Fund's performance relative to the Russell 2000 Index. The underweight to Health Care was the key driver of the underperformance over the fiscal year.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions. The shares of smaller capitalization companies may be more volatile than those of larger companies.

Average Annual Return

Year Ended June 30, 2018

	VictoryShares US Small Cap Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF — Market
INCEPTION DATE	7/7/15	7/7/15
	Net Asset Value	Net Asset Value	Nasdaq Victory US Small Cap 500 Volatility Weighted Index[1]	Russell 2000 Index[2]
One Year	15.75%	15.83%	16.15%	17.57%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	12.81%	12.82%	N/A	N/A
Expense Ratios
Gross	0.68%
With Applicable Waivers	0.35%

Victory Funds

VictoryShares US Small Cap Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2017, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2018 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2018.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory US Small Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. small cap stocks with $3 billion or less or market value with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2The Russell 2000 Index measures the performance of the small-cap segement of the U.S. equity universe. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares International Volatility Wtd ETF

Portfolio Review
June 30, 2018 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares International Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 7.62% for the fiscal year ended June 30, 2018, compared to the Index's return of 7.83%. The MSCI EAFE Index (Net), a market-cap based index against which the performance of the Fund is measured, returned 6.84% during the same period.

Fund exposure to Canadian and Swiss companies contributed positively to the Fund's performance relative to the MSCI EAFE Index for the fiscal year. Companies based in the Netherlands and Australia contributed negatively to the Fund's performance relative to the MSCI EAFE Index for the same period. The overweighting to Canada was the key driver of the outperformance over the last 12 months. The MSCI EAFE Index has no exposure to Canada.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

The Fund is new and has a limited operating history. All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions. Investments in non-U.S. companies may be subject to additional risks not associated with U.S. companies, including less liquidity, greater volatility, lack of publicly available information and less developed trading markets.

Average Annual Return

Year Ended June 30, 2018

	VictoryShares International Volatility Wtd ETF	VictoryShares International Volatility Wtd ETF — Market
INCEPTION DATE	8/9/15	8/9/15
	Net Asset Value	Net Asset Value	Nasdaq Victory International 500 Volatility Weighted Index[1]	MSCI EAFE Index[2]
One Year	7.62%	7.69%	7.83%	6.84%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	6.28%	6.47%	N/A	N/A
Expense Ratios
Gross	1.54%
With Applicable Waivers	0.45%

Victory Funds

VictoryShares International Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2017, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2018 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2018.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory International 500 Volatility Weighted Index consists of 500 of the largest developed country stocks with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2The MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across Developed Markets countries around the world. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares Emerging Market Volatility Wtd ETF

Portfolio Review
June 30, 2018 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares Emerging Market Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory Emerging Market 500 Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 3.09% for the fiscal year ended June 30, 2018, compared to the Index's return of 3.82%. The MSCI Emerging Markets Index (Net), a market-cap based index against which the performance of the Fund is measured, returned 8.20% during the same period.

Chinese and South Korean holdings contributed positively to the Fund's performance relative to the MSCI Emerging Markets Index over the fiscal year. Malaysian and Thai holdings contributed negatively to the Fund's performance relative to the MSCI Emerging Market Index over the same period. The underweighting to a small number of large technology names was the key driver of the underperformance over the last 12 months. The largest 10 stocks of the MSCI index represented almost 25% of the entire index and were the source of more than 50% of the MSCI Emerging Markets Index returns for the time period, contributing 4.62% of the index's 8.20% return over the period.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

The Fund is new and has a limited operating history. All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions. Investments in non-U.S. companies may be subject to additional risks not associated with U.S. companies, including less liquidity, greater volatility, lack of publicly available information and less developed trading markets. These risks may be more acute for companies located in emerging markets.

Victory Funds

VictoryShares Emerging Market Volatility Wtd ETF (continued)

Average Annual Return

Year Ended June 30, 2018

	VictoryShares Emerging Market Volatility Wtd ETF	VictoryShares Emerging Market Volatility Wtd ETF — Market
INCEPTION DATE	3/22/16	3/22/16
	Net Asset Value	Net Asset Value	Nasdaq Victory Emerging Market 500 Volatility Weighted Index[1]	MSCI Emerging Markets (Net) Index[2]
One Year	3.09%	1.43%	3.82%	8.20%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	7.57%	7.31%	N/A	N/A
Expense Ratios
Gross	1.91%
With Applicable Waivers	0.50%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2017, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2018 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2018.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory Emerging Market 500 Volatility Weighted Index consists of 500 of the largest Emerging Market country stocks with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2MSCI Emerging Market Index is a float-adjusted market cap index covering over 2,700 securities in 21 markets that are currently classified as Emerging Market countries. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares US Large Cap High Div Volatility Wtd ETF

Portfolio Review
June 30, 2018 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US Large Cap High Dividend Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 10.23% for the fiscal year ended June 30, 2018 compared to the Index's return of 10.65%. The S&P 500 Index, a market-cap based index against which the performance of the Fund is measured, returned 14.37% during the same period.

The Energy and Health Care sectors contributed positively to the Fund's performance relative to the S&P 500 Index over the last 12 months. The Utilities and Technology sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over the last 12 months. The underweight to Technology and the largest stocks of the S&P 500 Index was the key driver of the underperformance over the last 12 months.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions.

Average Annual Return

Year Ended June 30, 2018

	VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares US Large Cap High Div Volatility Wtd ETF — Market
INCEPTION DATE	7/7/15	7/7/15
	Net Asset Value	Net Asset Value	Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index[1]	S&P 500 Index[2]
One Year	10.23%	10.20%	10.65%	14.37%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	12.12%	12.12%	N/A	N/A
Expense Ratios
Gross	0.45%
With Applicable Waivers	0.35%

Victory Funds

VictoryShares US Large Cap High Div Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2017, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2018 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2018.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend yielding stocks of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares US Small Cap High Div Volatility Wtd ETF

Portfolio Review
June 30, 2018 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US Small Cap High Dividend Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 17.64% for the fiscal year ended June 30, 2018, compared to the Index's return of 18.03%. The Russell 2000 Index, a market-cap based index against which the performance of the Fund is measured, returned 17.57% during the same period.

The Consumer Staples and Consumer Discretionary sectors contributed positively to the Fund's performance relative to the Russell 2000 Index over the fiscal year. The Health Care and Technology sectors contributed negatively to the Fund's performance relative to the Russell 2000 Index for the fiscal year.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions. The shares of smaller capitalization companies may be more volatile than those of larger companies.

Average Annual Return

Year Ended June 30, 2018

	VictoryShares US Small Cap High Div Volatility Wtd ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF — Market
INCEPTION DATE	7/7/15	7/7/15
	Net Asset Value	Net Asset Value	Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index[1]	Russell 2000 Index[2]
One Year	17.64%	17.73%	18.03%	17.57%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	13.18%	13.20%	N/A	N/A
Expense Ratios
Gross	0.55%
With Applicable Waivers	0.35%

Victory Funds

VictoryShares US Small Cap High Div Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2017, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2018 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2018.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend yielding stocks of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2The Russell 2000 Index is a market-cap weighted index composed of 2000 U.S. small-cap common stocks. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares International High Div Volatility Wtd ETF

Portfolio Review
June 30, 2018 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares International High Dividend Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory International High Dividend 100 Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 3.00% for the fiscal year ended June 30, 2018, compared to the Index's return of 3.25%. The MSCI EAFE Index (Net), a market-cap based index against which the performance of the Fund is measured, returned 6.84% during the same period.

Fund exposure to Spanish and Italian companies contributed positively to the Fund's performance relative to the MSCI EAFE Index for the fiscal year. Companies based in Japan and Sweden contributed negatively to the Fund's performance relative to the MSCI EAFE Index over the same period. The underweighting to Japan and companies with no or low dividends was the key driver of the underperformance over the last 12 months.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

The Fund is new and has a limited operating history. All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions. Investments in non-U.S. companies may be subject to additional risks not associated with U.S. companies, including less liquidity, greater volatility, lack of publicly available information and less developed trading markets.

Victory Funds

VictoryShares International High Div Volatility Wtd ETF (continued)

Average Annual Return

Year Ended June 30, 2018

	VictoryShares International High Div Volatility Wtd ETF	VictoryShares International High Div Volatility Wtd ETF — Market
INCEPTION DATE	8/9/15	8/9/15
	Net Asset Value	Net Asset Value	Nasdaq Victory International High Dividend 100 Volatility Weighted Index[1]	MSCI EAFE Index (Net)[2]
One Year	3.00%	2.90%	3.25%	6.84%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	2.76%	2.90%	N/A	N/A
Expense Ratios
Gross	0.77%
With Applicable Waivers	0.45%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2017, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2018 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2018.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory International High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend yielding stocks of the Nasdaq Victory International 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2The MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across Developed Market countries around the world. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares Emerging Market High Div Volatility Wtd ETF

Portfolio Review
June 30, 2018 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares Emerging Market High Div Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned -2.17% from its October 25, 2017 inception to the June 30, 2018 fiscal year end compared to the Index's return of -1.88%. The MSCI Emerging Markets Index (Net), a market-cap based index against which the performance of the Fund is measured, returned -2.67% during the same period.

Taiwanese and South African names contributed positively to the Fund's performance relative to the MSCI Emerging Markets Index over the fiscal year. Companies based in China and the United Arab Emirates contributed negatively to the Fund's performance relative to the MSCI Emerging Market Index over the same period.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

The Fund is new and has a limited operating history. All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions. Investments in non-U.S. companies may be subject to additional risks not associated with U.S. companies, including less liquidity, greater volatility, lack of publicly available information and less developed trading markets. These risks may be more acute for companies located in emerging markets.

Victory Funds

VictoryShares Emerging Market High Div Volatility Wtd ETF (continued)

Average Annual Return

Year Ended June 30, 2018

	VictoryShares International High Div Volatility Wtd ETF	VictoryShares International High Div Volatility Wtd ETF — Market
INCEPTION DATE	10/25/17	10/25/17
	Net Asset Value	Net Asset Value	Nasdaq Victory Em Mkt High Div. 100 Vol. Wtd Index[1]	MSCI Emerging Markets (Net) Index[2]
One Year	N/A	N/A	N/A	N/A
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	(2.17%)	(1.71%)	(1.88%)	(2.67%)
Expense Ratios
Gross	1.20%
With Applicable Waivers	0.50%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2017, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2018 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2018.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory Em Mkt High Div. 100 Vol. Wtd Index consists of the highest 100 dividend yielding stocks of the Nasdaq Victory Emerging Market 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2MSCI Emerging Market Index is a float-adjusted market cap index covering over 2,700 securities in 21 markets that are currently classified as Emerging Market countries. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares Dividend Accelerator ETF

Portfolio Review
June 30, 2018 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares Dividend Accelerator ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory Dividend Accelerator Index ("Index") before fees and expenses.

The Fund returned 11.33% for the fiscal year ended June 30, 2018, compared to the Index's return of 11.75%. The S&P 500 Index, a market-cap based index against which the performance of the Fund is measured, returned 14.37% during the same period.

The Financials and Utilities sectors contributed positively to the Fund's performance relative to the S&P 500 Index over the fiscal year. The Materials and Technology sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over the same period. The underweight to Technology and the largest 10 stocks of the S&P 500 Index was the key driver of the underperformance over the fiscal year.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

The Fund is new and has a limited operating history. All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions.

Victory Funds

VictoryShares Dividend Accelerator ETF (continued)

Average Annual Return

Year Ended June 30, 2018

	VictoryShares Dividend Accelerator ETF	VictoryShares Dividend Accelerator ETF — Market
INCEPTION DATE	4/18/17	4/18/17
	Net Asset Value	Net Asset Value	Nasdaq Victory Dividend Accelerator Index[1]	S&P 500 Index[2]
One Year	11.33%	11.34%	11.75%	14.37%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	12.10%	12.13%	N/A	N/A
Expense Ratios
Gross	1.92%
With Applicable Waivers	0.35%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2017, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2018 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2018.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory Divdend Accelerator Index utilizes a rules-based approach designed to identify dividend paying stocks with a higher likelihood of future dividend growth. The Index is maintained exclusively by Nasdaq Inc. It is not possible to invest directly in an index.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares US Multi-Factor Minimum Volatility ETF

Portfolio Review
June 30, 2018 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US Multi-Factor Minimum Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index ("Index") before fees and expenses.

The Fund returned 13.41% for the fiscal year ended June 30, 2018, compared to the Index's return of 13.83%. The S&P 500 Index, a market-cap based index against which the performance of the Fund is measured, returned 14.37% during the same period.

The Industrial and Utilities sectors contributed positively to the Fund's performance relative to the S&P 500 Index for the fiscal year. The Consumer Staples and Technology sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over the last same period. The underweight to Technology and the largest 10 stocks of the S&P 500 Index was the key driver of the underperformance for the fiscal year.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

The Fund is new and has a limited operating history. All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions.

Victory Funds

VictoryShares US Multi-Factor Minimum Volatility ETF (continued)

Average Annual Return

Year Ended June 30, 2018

	VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US Multi-Factor Minimum Volatility ETF — Market
INCEPTION DATE	6/22/17	6/22/17
	Net Asset Value	Net Asset Value	Nasdaq Victory US Multi-Factor Minimum Volatility Index[1]	S&P 500 Index[2]
One Year	13.41%	13.37%	13.83%	14.37%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	12.47%	12.41%	N/A	N/A
Expense Ratios
Gross	7.21%
With Applicable Waivers	0.35%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2017, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2018 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2018.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory US Multi-Factor Minimum Volatility Index utilizes a rules-based approach designed to generate investment returns with less volatility than the broader U.S. market. The Index is maintained exclusively by Nasdaq Inc. It is not possible to invest directly in an index.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares US 500 Enhanced Volatility Wtd ETF

Portfolio Review
June 30, 2018 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US 500 Enhanced Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 13.42% over the fiscal year ended June 30, 2018, compared to the Index's return of 13.83%. The Fund underperformed the S&P 500 Index, a market-cap based index against which the performance of the Fund is measured, which returned 14.37% during the same period.

The Health Care and Consumer Staples sectors contributed positively to the Fund's performance relative to the S&P 500 Index over the last 12 months. The Technology and Consumer Discretionary sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over the last 12 months. The underweight to Technology and the largest stocks of the S&P 500 Index was the key driver of the underperformance over the last 12 months.

The Long/Cash feature of the Index was not triggered during the period and the Fund remained fully invested.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions.

Victory Funds

VictoryShares US 500 Enhanced Volatility Wtd ETF (continued)

Average Annual Return

Year Ended June 30, 2018

	VictoryShares US 500 Enhanced Volatility Wtd ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF — Market
INCEPTION DATE	7/1/14	7/1/14
	Net Asset Value	Net Asset Value	Nasdaq Victory US Large Cap 500 Long/Cash Vol. Wtd. Index[1]	S&P 500 Index[2]
One Year	13.42%	13.43%	13.83%	14.37%
Three Year	11.76%	11.77%	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	10.34%	10.34%	N/A	N/A
Expense Ratios
Gross	0.45%
With Applicable Waivers	0.35%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2017, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2018 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2018.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. It is not possible to invest directly in an index.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Portfolio Review
June 30, 2018 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US EQ Income Enhanced Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 10.23% for the fiscal year ended June 30, 2018 compared to the Index's return of 10.65%. The S&P 500 Index, a market-cap based index against which the performance of the Fund is measured, returned 14.37% during the same period

The Energy and Health Care sectors contributed positively to the Fund's performance relative to the S&P 500 Index over the last 12 months. The Utilities and Technology sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over the last 12 months. The underweight to Technology and the largest stocks of the S&P 500 Index was the key driver of the underperformance over the last 12 months.

The Long/Cash feature of the Index was not triggered during the period and the Fund remained fully invested.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions.

Victory Funds

VictoryShares US EQ Income Enhanced Volatility Wtd ETF (continued)

Average Annual Return

Year Ended June 30, 2018

	VictoryShares US EQ Income Enhanced Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF — Market
INCEPTION DATE	7/1/14	7/1/14
	Net Asset Value	Net Asset Value	Nasdaq Victory US Large Cap High Div. 100 Long/Cash Vol. Wtd Index Weighted Index[1]	S&P 500 Index[2]
One Year	10.23%	10.28%	10.65%	14.37%
Three Year	12.81%	12.84%	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	10.49%	10.49%	N/A	N/A
Expense Ratios
Gross	0.43%
With Applicable Waivers	0.35%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2017, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2018 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2018.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index reduces its exposure ot the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. It is not possible to invest directly in an index.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares US Discovery Enhanced Volatility Wtd ETF

Portfolio Review
June 30, 2018 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US Discovery Enhanced Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 15.75% for the fiscal year ended June 30, 2018, compared to the Index's return of 16.15%. The Russell 2000 Index, a market-cap based index against which the performance of the Fund is measured, returned 17.57% during the same period.

The Industrials and Financials sectors contributed positively to the Fund's performance relative to the Russell 2000 Index over the last 12 months. Health Care and Technology contributed negatively to the Fund's performance relative to the Russell 2000 Index over the last 12 months. The underweight to Health Care was the key driver of the underperformance over the last 12 months.

The Long/Cash feature of the Index was not triggered during the period and the Fund remained fully invested.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions. The shares of smaller capitalization companies may be more volatile than those of larger companies.

Victory Funds

VictoryShares US Discovery Enhanced Volatility Wtd ETF (continued)

Average Annual Return

Year Ended June 30, 2018

	VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares US Discovery Enhanced Volatility Wtd ETF — Market
INCEPTION DATE	7/31/14	7/31/14
	Net Asset Value	Net Asset Value	Nasdaq Victory US Small Cap 500 Long/Cash Vol. Wtd. Index[1]	Russell 2000 Index[2]
One Year	15.75%	15.94%	16.15%	17.57%
Three Year	7.66%	7.72%	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	9.19%	9.22%	N/A	N/A
Expense Ratios
Gross	0.55%
With Applicable Waivers	0.35%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2017, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2018 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2018.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. It is not possible to invest directly in an index.

2The Russell 2000 Index is a market-cap weighted index composed of 2000 U.S. small-cap common stocks. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares Developed Enhanced Volatility Wtd ETF

Portfolio Review
June 30, 2018 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares Developed Enhanced Volatility Wtd ETF ("Fund") seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index ("Index") before fees and expenses.

The Fund returned 7.41% for the fiscal year ended June 30, 2018, compared to the Index's return of 7.82%. The MSCI EAFE Index (Net), a market-cap based index against which the performance of the Fund is measured, returned 6.84% during the same period.

Fund exposure to Canadian and Swiss companies contributed positively to the Fund's performance relative to the MSCI EAFE Index over the last 12 months. Companies based in the Netherlands and Australia contributed negatively to the Fund's performance relative to the MSCI EAFE Index over the last 12 months. The weighting to Canada was the key driver of the outperformance over the last 12 months. The MSCI EAFE Index has no exposure to Canada.

The Long/Cash feature of the Index was not triggered during the period and the Fund remained fully invested.

Fund returns are shown at net asset value (NAV). More complete performance information, including returns at market price, is provided further below.

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The NAV of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings, as well as the relative supply of and demand for the shares on an exchange. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The value of the equity securities in which the Fund invests may decline in response to developments impacting individual companies and/or general market conditions. Investments in non-U.S. companies may be subject to additional risks not associated with U.S. companies, including less liquidity, greater volatility, lack of publicly available information and less developed trading markets.

Victory Funds

VictoryShares Developed Enhanced Volatility Wtd ETF (continued)

Average Annual Return

Year Ended June 30, 2018

	VictoryShares Developed Enhanced Volatility Wtd ETF	VictoryShares Developed Enhanced Volatility Wtd ETF — Market
INCEPTION DATE	9/30/14	9/30/14
	Net Asset Value	Net Asset Value	Nasdaq Victory International 500 Long/Cash Volatility Weighted Index[1]	MSCI EAFE Index (Net)[2]
One Year	7.41%	6.77%	7.82%	6.84%
Three Year	0.60%	0.41%	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	0.95%	1.04%	N/A	N/A
Expense Ratios
Gross	0.88%
With Applicable Waivers	0.47%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2017, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2018 can be found in the financial highlights. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses through October 31, 2018.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory International 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when the market prices have further declined or rebounded. It is not possible to invest directly in an index.

2The MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across Developed Markets countries around the world. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2018
Security Description	Shares	Value
Common Stocks (99.3%)
Consumer Discretionary (14.2%):
Advance Auto Parts, Inc.	4,213	$571,704
Amazon.com, Inc. (a)	636	1,081,073
Aramark	35,424	1,314,230
AutoNation, Inc. (a) (b)	15,059	731,566
AutoZone, Inc. (a)	1,216	815,851
Best Buy Co., Inc.	10,197	760,492
Bright Horizons Family Solutions, Inc. (a) (b)	17,902	1,835,312
Burlington Stores, Inc. (a)	7,280	1,095,858
CarMax, Inc. (a) (b)	16,716	1,218,095
Carnival Corp., Class A	19,094	1,094,277
Carter's, Inc.	11,157	1,209,307
Charter Communications, Inc., Class A (a)	2,612	765,865
Chipotle Mexican Grill, Inc. (a) (b)	1,805	778,623
Cinemark Holdings, Inc.	21,338	748,537
Comcast Corp., Class A	26,321	863,592
D.R. Horton, Inc.	25,996	1,065,836
Darden Restaurants, Inc.	11,618	1,243,823
DISH Network Corp. (a) (b)	21,058	707,759
Dollar General Corp.	12,382	1,220,864
Dollar Tree, Inc. (a)	11,914	1,012,690
Domino's Pizza, Inc.	3,758	1,060,395
Dunkin' Brands Group, Inc. (b)	18,754	1,295,339
Floor & Decor Holdings, Inc., Class A (a) (b)	12,612	622,150
Foot Locker, Inc.	9,872	519,761
Ford Motor Co.	108,261	1,198,450
Gentex Corp.	43,329	997,434
Genuine Parts Co.	11,502	1,055,769
Grand Canyon Education, Inc. (a)	9,008	1,005,383
Harley-Davidson, Inc. (b)	19,955	839,706
Hilton Grand Vacations, Inc. (a)	24,700	857,090
Hilton Worldwide Holdings, Inc.	17,291	1,368,756
Hyatt Hotels Corp., Class A	16,061	1,239,106
Kohl's Corp.	11,665	850,379
L Brands, Inc.	12,805	472,248
Las Vegas Sands Corp.	16,588	1,266,660
Lear Corp.	5,750	1,068,407
Leggett & Platt, Inc.	25,301	1,129,437
Lennar Corp., Class A	17,149	900,323
Lions Gate Entertainment Corp., Class A (b)	25,103	623,056
LKQ Corp. (a)	34,578	1,103,037
Lowe's Co., Inc.	11,216	1,071,913
Macy's, Inc.	19,239	720,116
Marriott International, Inc., Class A	8,922	1,129,525
McDonald's Corp.	10,062	1,576,615
MGM Resorts International	27,979	812,230
Mohawk Industries, Inc. (a)	5,976	1,280,477
Netflix, Inc. (a)	2,158	844,706
Newell Brands, Inc.	16,394	422,801

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Nike, Inc., Class B	15,476	$1,233,128
Nordstrom, Inc.	15,153	784,622
Norwegian Cruise Line Holdings Ltd. (a)	17,578	830,561
NVR, Inc. (a)	273	810,906
Omnicom Group, Inc. (b)	14,054	1,071,899
O'Reilly Automotive, Inc. (a)	2,619	716,480
Pool Corp. (b)	6,421	972,782
PulteGroup, Inc.	40,199	1,155,720
PVH Corp. (b)	8,769	1,312,895
Ross Stores, Inc. (b)	12,185	1,032,679
Royal Caribbean Cruises Ltd.	8,498	880,393
Service Corp. International	36,635	1,311,167
Servicemaster Global Holdings, Inc. (a)	20,864	1,240,782
Starbucks Corp.	21,984	1,073,918
Target Corp.	10,980	835,798
The Gap, Inc. (b)	21,449	694,733
The Home Depot, Inc.	7,193	1,403,355
The Interpublic Group of Co., Inc.	32,049	751,229
The TJX Co., Inc.	14,491	1,379,253
The Walt Disney Co.	11,669	1,223,028
Thor Industries, Inc.	6,467	629,821
Tiffany & Co.	11,479	1,510,637
Toll Brothers, Inc.	21,023	777,641
Tractor Supply Co. (b)	13,858	1,059,998
Twenty-First Century Fox, Inc., Class A	22,487	1,117,379
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,472	810,573
Viacom, Inc., Class B	17,365	523,728
Weight Watchers International, Inc. (a)	6,825	690,008
Williams-Sonoma, Inc. (b)	13,323	817,766
Wyndham Worldwide Corp.	22,845	1,011,348
Wynn Resorts Ltd.	4,300	719,562
Yum! Brands, Inc.	17,515	1,370,023
		79,220,435
Consumer Staples (8.3%):
Altria Group, Inc.	17,759	1,008,534
Archer-Daniels-Midland Co.	30,861	1,414,360
Brown-Forman Corp., Class B	24,523	1,201,872
Campbell Soup Co. (b)	19,928	807,881
Church & Dwight Co., Inc. (b)	28,045	1,490,872
Colgate-Palmolive Co.	22,664	1,468,854
Conagra Brands, Inc.	36,307	1,297,249
Constellation Brands, Inc., Class A	7,029	1,538,437
Costco Wholesale Corp.	6,384	1,334,128
CVS Health Corp.	14,013	901,737
Dr Pepper Snapple Group, Inc.	7,528	918,416
General Mills, Inc. (b)	39,674	1,755,971
Hormel Foods Corp.	37,091	1,380,156
Ingredion, Inc.	11,953	1,323,197
Kellogg Co.	16,561	1,157,117
Kimberly-Clark Corp.	12,631	1,330,550

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Lamb Weston Holdings, Inc.	25,807	$1,768,037
McCormick & Co., Inc. (b)	10,861	1,260,853
Molson Coors Brewing Co., Class B	17,080	1,162,123
Mondelez International, Inc., Class A	33,599	1,377,559
Monster Beverage Corp. (a)	24,665	1,413,305
National Beverage Corp. (a) (b)	6,385	682,557
Philip Morris International, Inc.	12,997	1,049,377
Pilgrim's Pride Corp. (a)	32,533	654,889
Pinnacle Foods, Inc.	23,198	1,509,262
Seaboard Corp.	259	1,026,350
Spectrum Brands Holdings, Inc. (b)	8,766	715,481
Sysco Corp.	20,764	1,417,974
The Clorox Co.	10,066	1,361,427
The Estee Lauder Cos., Inc., Class A (b)	8,402	1,198,881
The Hershey Co.	14,148	1,316,613
The J.M. Smucker Co. (b)	7,574	814,054
The Kraft Heinz Co. (b)	23,173	1,455,728
The Kroger Co.	31,612	899,361
The Procter & Gamble Co.	22,344	1,744,172
Tyson Foods, Inc., Class A	16,989	1,169,693
US Foods Holding Corp. (a)	31,213	1,180,476
Walgreens Boots Alliance, Inc.	14,828	889,902
Wal-Mart Stores, Inc.	11,456	981,206
		47,378,611
Energy (4.1%):
Andeavor	12,026	1,577,571
Apache Corp. (b)	19,315	902,976
Centennial Resource Development, Inc. (a) (b)	38,104	688,158
Cheniere Energy Partners LP Holdings LLC (b)	44,697	1,405,721
Chevron Corp.	11,648	1,472,657
Cimarex Energy Co.	9,592	975,890
Devon Energy Corp.	22,672	996,661
Diamondback Energy, Inc.	6,505	855,863
EOG Resources, Inc.	11,005	1,369,352
EQT Corp. (b)	14,978	826,486
Exxon Mobil Corp.	21,621	1,788,705
Marathon Petroleum Corp.	17,275	1,212,014
Newfield Exploration Co. (a)	25,437	769,469
Occidental Petroleum Corp.	22,298	1,865,896
ONEOK, Inc.	20,190	1,409,868
Phillips 66	15,467	1,737,099
RSP Permian, Inc. (a)	17,586	774,136
The Williams Cos., Inc.	46,587	1,262,974
Valero Energy Corp.	14,365	1,592,073
		23,483,569
Financials (19.1%):
Affiliated Managers Group, Inc.	6,138	912,536
Aflac, Inc. (b)	34,503	1,484,319
Ally Financial, Inc. (b)	41,158	1,081,221

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
American Financial Group, Inc.	11,113	$1,192,758
Ameriprise Financial, Inc.	7,448	1,041,826
Arthur J. Gallagher & Co.	21,743	1,419,383
Associated Banc-Corp.	43,481	1,187,031
Athene Holding Ltd., Class A (a)	20,359	892,539
Bank of America Corp.	36,797	1,037,307
Bank of The Ozarks, Inc. (b)	15,584	701,903
BankUnited, Inc.	24,177	987,630
BB&T Corp.	24,414	1,231,442
Berkshire Hathaway, Inc., Class B (a)	7,337	1,369,451
BlackRock, Inc., Class A	2,440	1,217,658
BOK Financial Corp. (b)	12,563	1,181,048
Brown & Brown, Inc.	68,627	1,903,027
CBOE Holdings, Inc.	9,254	963,064
Cincinnati Financial Corp.	17,183	1,148,855
Citizens Financial Group, Inc.	22,408	871,671
CME Group, Inc.	8,631	1,414,794
CNA Financial Corp.	23,575	1,076,906
Comerica, Inc.	11,023	1,002,211
Commerce Bank, Inc.	22,418	1,450,669
Credit Acceptance Corp. (a) (b)	2,688	949,939
Cullen/Frost Bankers, Inc.	10,261	1,110,651
Discover Financial Services	15,306	1,077,695
E*TRADE Financial Corp. (a)	20,635	1,262,037
East West Bancorp, Inc.	15,395	1,003,754
Eaton Vance Corp.	23,560	1,229,596
Erie Indemnity Co., Class A	10,103	1,184,678
Essent Group Ltd. (a)	19,885	712,281
FactSet Research Systems, Inc.	5,531	1,095,691
Fifth Third BanCorp	37,008	1,062,130
First American Financial Corp.	24,860	1,285,759
First Citizens BancShares, Inc., Class A	2,243	904,602
First Republic Bank	11,159	1,080,080
FNB Corp.	75,418	1,012,110
Hancock Holding Co.	18,397	858,220
Hanover Insurance Group, Inc.	11,661	1,394,189
Huntington Bancshares, Inc.	74,112	1,093,893
IBERIABANK Corp.	12,152	921,122
Intercontinental Exchange, Inc.	18,334	1,348,466
Invesco Ltd.	35,955	954,964
JPMorgan Chase & Co.	12,355	1,287,391
KeyCorp	51,697	1,010,159
Lincoln National Corp.	14,666	912,959
Loews Corp.	32,735	1,580,446
LPL Financial Holdings, Inc.	17,134	1,122,962
M&T Bank Corp.	6,428	1,093,724
MarketAxess Holdings, Inc.	5,024	994,049
Marsh & McLennan Co., Inc.	19,055	1,561,938
MGIC Investment Corp. (a)	68,147	730,536
Moody's Corp.	8,236	1,404,732

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Morgan Stanley	20,847	$988,148
MSCI, Inc.	7,565	1,251,478
Nasdaq, Inc.	18,651	1,702,277
New York Community Bancorp, Inc.	84,164	929,170
Northern Trust Corp.	10,620	1,092,692
Old Republic International Corp.	58,469	1,164,118
PacWest Bancorp	19,307	954,152
People's United Financial, Inc. (b)	69,993	1,266,173
Pinnacle Financial Partners, Inc.	17,060	1,046,631
Primerica, Inc.	10,126	1,008,550
Principal Financial Group, Inc.	19,468	1,030,831
Prosperity Bancshares, Inc. (b)	13,021	890,116
Prudential Financial, Inc.	10,716	1,002,053
Raymond James Financial, Inc.	12,772	1,141,178
Regions Financial Corp.	57,158	1,016,269
Reinsurance Group of America, Inc.	8,756	1,168,751
S&P Global, Inc.	6,335	1,291,643
Santander Consumer USA Holdings, Inc.	57,449	1,096,702
SEI Investments Co.	20,296	1,268,906
Signature Bank (a)	6,205	793,495
SLM Corp. (a)	74,296	850,689
State Street Corp.	12,225	1,138,025
SunTrust Banks, Inc.	16,991	1,121,746
SVB Financial Group (a)	3,076	888,226
Synchrony Financial	26,680	890,578
Synovus Financial Corp.	24,160	1,276,373
T. Rowe Price Group, Inc.	11,106	1,289,296
TD Ameritrade Holding Corp.	17,998	985,750
Texas Capital Bancshares, Inc. (a)	9,507	869,891
The Allstate Corp.	14,243	1,299,959
The Bank of New York Mellon Corp.	23,581	1,271,723
The Charles Schwab Corp.	20,526	1,048,879
The PNC Financial Services Group, Inc.	8,772	1,185,097
The Progressive Corp.	22,046	1,304,021
The Travelers Co., Inc.	9,618	1,176,666
Torchmark Corp.	20,602	1,677,209
U.S. Bancorp	29,160	1,458,584
Umpqua Holdings Corp.	49,152	1,110,344
Unum Group	25,461	941,802
W.R. Berkley Corp.	21,603	1,564,273
Webster Financial Corp.	18,091	1,152,397
Wells Fargo & Co.	20,618	1,143,062
Western Alliance BanCorp (a)	16,966	960,445
Wintrust Financial Corp.	11,708	1,019,181
Zions BanCorp	18,629	981,562
		110,719,113
Health Care (7.7%):
AbbVie, Inc.	7,376	683,386
ABIOMED, Inc. (a)	3,066	1,254,147
Alexion Pharmaceuticals, Inc. (a)	6,485	805,113

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Align Technology, Inc. (a)	2,441	$835,164
Anthem, Inc.	5,060	1,204,432
BIO-RAD Laboratories, Inc., Class A (a)	2,835	818,011
Bio-Techne Corp. (b)	9,608	1,421,505
Cantel Medical Corp.	7,545	742,126
Cardinal Health, Inc.	13,092	639,282
Centene Corp. (a)	8,482	1,045,067
Cerner Corp. (a)	16,746	1,001,244
Cigna Corp.	6,405	1,088,530
Danaher Corp.	14,729	1,453,458
Encompass Health Corp.	18,382	1,244,829
Exelixis, Inc. (a)	20,189	434,467
Express Scripts Holding Co. (a)	13,755	1,062,024
Globus Medical, Inc., Class A (a)	17,371	876,541
HCA Holdings, Inc.	10,306	1,057,396
Hill-Rom Holdings, Inc.	13,341	1,165,203
Hologic, Inc. (a) (b)	28,235	1,122,341
Humana, Inc.	4,383	1,304,512
IDEXX Laboratories, Inc. (a)	5,136	1,119,340
Illumina, Inc. (a)	3,284	917,188
IQVIA Holdings, Inc. (a) (b)	12,198	1,217,604
Laboratory Corp. of America Holdings (a)	8,116	1,457,064
Masimo Corp. (a)	11,152	1,088,993
McKesson Corp.	6,599	880,307
Mednax, Inc. (a)	11,679	505,467
Mettler-Toledo International, Inc. (a)	2,064	1,194,292
Mylan NV (a)	16,434	593,925
Pfizer, Inc.	42,279	1,533,882
Quest Diagnostics, Inc.	12,820	1,409,431
Regeneron Pharmaceuticals, Inc. (a)	2,513	866,960
ResMed, Inc.	9,463	980,178
The Cooper Co., Inc.	4,312	1,015,260
Thermo Fisher Scientific, Inc.	5,817	1,204,933
UnitedHealth Group, Inc.	5,685	1,394,758
Universal Health Services, Inc., Class B	7,993	890,740
Veeva Systems, Inc. (a)	8,706	669,143
WellCare Health Plans, Inc. (a)	4,999	1,230,954
Zimmer Biomet Holdings, Inc.	9,776	1,089,437
Zoetis, Inc.	17,149	1,460,923
		43,979,557
Industrials (19.1%):
3M Co.	5,660	1,113,435
A.O. Smith Corp.	22,577	1,335,430
Acuity Brands, Inc.	4,624	535,783
Aecom (a)	29,151	962,858
Air Lease Corp.	26,022	1,092,143
Alaska Air Group, Inc. (b)	11,981	723,533
Allison Transmission Holdings, Inc.	27,629	1,118,698
AMERCO, Inc.	3,495	1,244,744
American Airlines Group, Inc. (b)	15,350	582,686

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
AMETEK, Inc.	21,777	$1,571,429
C.H. Robinson Worldwide, Inc.	13,399	1,120,960
Carlisle Cos., Inc.	13,226	1,432,508
Cintas Corp.	6,700	1,239,969
Copart, Inc. (a)	22,242	1,258,008
Costar Group, Inc. (a)	3,587	1,480,104
CSX Corp.	15,826	1,009,382
Curtiss-Wright Corp.	9,433	1,122,716
Delta Air Lines, Inc.	17,679	875,818
Donaldson Co., Inc.	31,263	1,410,587
Dover Corp.	16,247	1,189,280
Eaton Corp. PLC	16,300	1,218,262
EMCOR Group, Inc.	14,061	1,071,167
Emerson Electric Co.	19,543	1,351,203
Equifax, Inc.	5,961	745,781
Expeditors International of Washington, Inc.	19,116	1,397,381
Fastenal Co. (b)	18,864	907,924
FedEx Corp.	5,423	1,231,346
Fortive Corp.	18,908	1,457,996
Fortune Brands Home & Security, Inc.	21,222	1,139,409
General Dynamics Corp.	5,536	1,031,966
Genesee & Wyoming, Inc., Class A (a)	16,488	1,340,805
Graco, Inc.	24,378	1,102,373
HD Supply Holdings, Inc. (a)	30,262	1,297,937
HEICO Corp. (b)	14,995	1,093,585
Hexcel Corp.	19,241	1,277,218
Hubbell, Inc. (b)	11,052	1,168,638
Huntington Ingalls Industries, Inc. (b)	3,858	836,376
IDEX Corp.	11,036	1,506,194
Ingersoll-Rand PLC	14,153	1,269,949
J.B. Hunt Transport Services, Inc.	10,022	1,218,174
Jacobs Engineering Group, Inc.	17,259	1,095,773
JetBlue Airways Corp. (a)	39,556	750,773
Kansas City Southern	11,310	1,198,408
KAR Auction Services, Inc.	22,919	1,255,961
Kirby Corp. (a) (b)	13,714	1,146,490
Knight-Swift Transportation Holdings, Inc.	19,926	761,372
L3 Technologies, Inc. (b)	6,712	1,290,852
Landstar System, Inc.	10,102	1,103,138
Lennox International, Inc. (b)	5,367	1,074,205
Lincoln Electric Holdings, Inc.	13,062	1,146,321
ManpowerGroup, Inc.	8,256	710,511
Masco Corp.	31,031	1,161,180
MSC Industrial Direct Co., Inc., Class A	8,971	761,189
Nielsen Holdings PLC	27,387	847,080
Nordson Corp.	6,505	835,307
Norfolk Southern Corp.	8,400	1,267,308
Northrop Grumman Corp.	7,071	2,175,746
Old Dominion Freight Line, Inc.	7,739	1,152,801
Oshkosh Corp. (b)	12,907	907,620

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
PACCAR, Inc.	16,800	$1,040,928
Parker-Hannifin Corp.	7,415	1,155,628
Quanta Services, Inc. (a)	31,075	1,037,905
Raytheon Co.	7,094	1,370,418
Republic Services, Inc., Class A (b)	24,511	1,675,571
Robert Half International, Inc. (b)	16,493	1,073,694
Rockwell Collins, Inc.	10,029	1,350,706
Rollins, Inc.	24,329	1,279,219
Roper Technologies, Inc.	5,236	1,444,665
Schneider National, Inc.	31,503	866,648
Sensata Technologies Holding PLC (a) (b)	22,787	1,084,205
Snap-on, Inc. (b)	7,528	1,209,900
Southwest Airlines Co.	17,657	898,387
Stanley Black & Decker, Inc.	9,145	1,214,547
Teledyne Technologies, Inc. (a)	6,193	1,232,779
The Boeing Co.	2,904	974,321
The Dun & Bradstreet Corp.	9,774	1,198,781
The Middleby Corp. (a) (b)	7,818	816,356
Toro Co.	17,965	1,082,391
TransDigm Group, Inc.	3,869	1,335,347
TransUnion	16,077	1,151,756
Trinity Industries, Inc.	29,256	1,002,311
Union Pacific Corp.	8,214	1,163,760
United Continental Holdings, Inc. (a)	10,378	723,658
United Parcel Service, Inc., Class B	11,754	1,248,627
United Rentals, Inc. (a) (b)	5,188	765,853
United Technologies Corp.	9,899	1,237,672
Verisk Analytics, Inc., Class A (a)	15,020	1,616,753
W.W. Grainger, Inc. (b)	2,471	762,056
WABCO Holdings, Inc. (a)	9,112	1,066,286
Wabtec Corp. (b)	10,523	1,037,357
Waste Management, Inc.	19,214	1,562,867
Watsco, Inc. (b)	9,602	1,711,846
Woodward, Inc.	10,729	824,631
XPO Logistics, Inc. (a) (b)	7,536	754,956
Xylem, Inc.	19,916	1,341,940
		108,040,515
Information Technology (12.3%):
Adobe Systems, Inc. (a) (b)	4,311	1,051,065
Akamai Technologies, Inc. (a)	11,188	819,297
Alliance Data Systems Corp.	3,855	898,986
Amdocs Ltd. (b)	27,623	1,828,366
Analog Devices, Inc.	12,109	1,161,495
ANSYS, Inc. (a)	6,638	1,156,207
Apple, Inc.	6,822	1,262,821
Applied Materials, Inc.	12,147	561,070
Arista Networks, Inc. (a)	1,689	434,901
Arrow Electronics, Inc. (a)	17,162	1,291,955
Aspen Technology, Inc. (a)	14,830	1,375,334
Automatic Data Processing, Inc.	9,715	1,303,170

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Avnet, Inc.	28,772	$1,234,031
Blackbaud, Inc.	8,874	909,141
Booz Allen Hamilton Holdings Corp.	33,037	1,444,708
Broadcom, Inc.	3,763	913,054
Broadridge Financial Solutions, Inc.	15,138	1,742,384
CDK Global, Inc.	17,816	1,158,931
CDW Corp. of Delaware	15,529	1,254,588
Coherent, Inc. (a)	2,147	335,834
CommScope Holding Co., Inc. (a)	23,711	692,480
Echostar Holding Corp. (a)	18,621	826,772
F5 Networks, Inc. (a)	6,724	1,159,554
Facebook, Inc., Class A (a)	5,794	1,125,890
Fair Isaac Corp. (a)	7,200	1,391,904
Fidelity National Information Services, Inc.	17,640	1,870,370
First Data Corp., Class A (a)	65,408	1,368,989
Fiserv, Inc. (a)	20,546	1,522,253
FleetCor Technologies, Inc. (a)	5,259	1,107,808
Flextronics International Ltd. (a)	63,202	891,780
Genpact Ltd.	47,074	1,361,851
Global Payments, Inc. (b)	10,280	1,146,117
GoDaddy, Inc., Class A (a)	14,855	1,048,763
GrubHub, Inc. (a)	5,295	555,498
Harris Corp.	9,323	1,347,546
HP, Inc.	44,054	999,585
InterActive Corp. (a)	5,571	849,522
IPG Photonics Corp. (a)	3,046	672,039
Jack Henry & Associates, Inc. (b)	14,030	1,828,951
Leidos Holdings, Inc.	17,620	1,039,580
Mastercard, Inc., Class A	7,577	1,489,032
MAXIMUS, Inc.	21,342	1,325,552
Micron Technology, Inc. (a)	10,788	565,723
MKS Instruments, Inc.	5,785	553,625
Monolithic Power Systems, Inc. (b)	7,387	987,420
Nvidia Corp.	2,718	643,894
ON Semiconductor Corp. (a)	30,265	672,942
Oracle Corp.	21,440	944,646
Paychex, Inc. (b)	20,209	1,381,285
Paycom Software, Inc. (a) (b)	8,186	809,022
PayPal Holdings, Inc. (a)	11,204	932,957
Red Hat, Inc. (a)	7,990	1,073,616
Seagate Technology PLC (b)	10,838	612,022
Skyworks Solutions, Inc.	7,489	723,812
SS&C Technologies Holdings, Inc.	20,670	1,072,773
SYNNEX Corp.	7,752	748,146
Texas Instruments, Inc.	9,876	1,088,829
Total System Services, Inc.	14,768	1,248,191
Tyler Technologies, Inc. (a)	5,646	1,253,977
Universal Display Corp. (b)	4,104	352,944
VeriSign, Inc. (a)	11,474	1,576,758
Visa, Inc., Class A	11,579	1,533,639

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
VMware, Inc., Class A (a)	5,476	$804,808
WEX, Inc. (a)	6,909	1,316,026
Xilinx, Inc.	12,958	845,639
		69,501,868
Materials (5.9%):
Air Products & Chemicals, Inc.	9,005	1,402,349
AptarGroup, Inc.	15,085	1,408,637
Ball Corp.	32,412	1,152,247
Berry Global Group, Inc. (a)	28,443	1,306,671
Celanese Corp., Series A	12,830	1,424,900
Eagle Materials, Inc., Class A	8,967	941,266
Eastman Chemical Co.	13,792	1,378,648
Ecolab, Inc.	14,517	2,037,170
Freeport-McMoRan, Inc.	34,015	587,099
Graphic Packaging Holding Co. (b)	80,287	1,164,964
Huntsman Corp. (b)	30,561	892,381
International Paper Co.	22,809	1,187,893
Lyondellbasell Industries NV, Class A	10,370	1,139,145
Martin Marietta Materials, Inc.	4,226	943,793
NewMarket Corp.	3,663	1,481,684
Nucor Corp.	14,702	918,875
Packaging Corp. of America	10,597	1,184,639
PPG Industries, Inc.	12,265	1,272,248
Praxair, Inc.	8,583	1,357,401
Reliance Steel & Aluminum Co.	11,755	1,029,032
RPM International, Inc.	25,218	1,470,714
Sonoco Products Co.	29,409	1,543,973
Steel Dynamics, Inc.	19,225	883,389
The Chemours Co.	14,049	623,214
The Sherwin-Williams Co.	3,459	1,409,785
Vulcan Materials Co. (b)	7,678	990,922
Westlake Chemical Corp.	9,098	979,218
WestRock Co.	18,051	1,029,268
		33,141,525
Real Estate (0.7%):
CBRE Group, Inc., Class A (a)	28,597	1,365,221
Howard Hughes Corp. (a)	11,009	1,458,692
Jones Lang LaSalle, Inc.	6,682	1,109,145
		3,933,058
Telecommunication Services (1.1%):
AT&T, Inc.	53,594	1,720,903
CenturyLink, Inc.	32,781	611,038
T-Mobile US, Inc. (a)	15,867	948,053
Verizon Communications, Inc.	24,398	1,227,463
Zayo Group Holdings, Inc. (a)	35,379	1,290,626
		5,798,083

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Utilities (6.8%):
Alliant Energy Corp. (b)	43,585	$1,844,517
American Electric Power Co., Inc.	27,330	1,892,603
Aqua America, Inc. (b)	50,550	1,778,349
Atmos Energy Corp.	22,657	2,042,302
CenterPoint Energy, Inc.	59,859	1,658,693
Consolidated Edison, Inc.	24,336	1,897,721
Dominion Resources, Inc.	24,700	1,684,046
DTE Energy Co.	17,473	1,810,727
Duke Energy Corp.	25,851	2,044,296
Evergy, Inc.	31,945	1,793,712
Eversource Energy	26,589	1,558,381
Exelon Corp.	43,944	1,872,014
MDU Resources Group, Inc.	54,415	1,560,622
NextEra Energy, Inc.	10,662	1,780,874
OGE Energy Corp.	49,590	1,746,064
PG&E Corp.	19,562	832,559
Pinnacle West Capital Corp.	21,316	1,717,217
PPL Corp. (b)	54,449	1,554,519
Public Service Enterprise Group, Inc. (b)	35,194	1,905,403
Vectren Corp.	22,268	1,591,049
WEC Energy Group, Inc.	29,873	1,931,290
Xcel Energy, Inc.	42,895	1,959,444
		38,456,402
Total Common Stocks (Cost $528,093,926)		563,652,736
Collateral for Securities Loaned (6.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	4,923,888	4,923,888
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	4,476,424	4,476,424
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	10,123,061	10,123,061
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	2,237,948	2,237,948
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	11,637,007	11,637,007
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	4,028,306	4,028,306
Total Collateral for Securities Loaned (Cost $37,426,634)		37,426,634
Total Investments (Cost $565,520,560) — 105.9%		601,079,370
Liabilities in excess of other assets — (5.9)%		(33,709,015)
NET ASSETS — 100.00%		$567,370,355

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2018.

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	25	9/21/18	$3,465,708	$3,402,000	$(63,708)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(63,708)
	Total net unrealized appreciation (depreciation)				$(63,708)

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2018
Security Description	Shares	Value
Common Stocks (99.2%)
Consumer Discretionary (16.4%):
American Axle & Manufacturing Holdings, Inc. (a) (b)	4,908	$76,368
American Public Education, Inc. (a)	1,184	49,846
America's Car-Mart, Inc./TX (a)	1,829	113,215
Asbury Automotive Group, Inc. (a)	1,318	90,349
At Home Group, Inc. (a)	1,702	66,633
Bassett Furniture Industries, Inc.	2,100	57,855
BBX Capital Corp. (b)	8,860	80,006
Big Lots, Inc.	1,814	75,789
BJ's Restaurants, Inc.	1,800	108,000
Bloomin' Brands, Inc.	3,147	63,255
Bojangles', Inc. (a) (b)	5,011	72,158
Boot Barn Holdings, Inc. (a)	2,233	46,335
Brinker International, Inc.	2,033	96,771
Capella Education Co.	691	68,202
Carriage Services, Inc.	4,047	99,354
Cavco Industries, Inc. (a)	430	89,290
Century Communities, Inc. (a)	2,725	85,974
Chico's FAS, Inc.	5,477	44,583
Chuy's Holdings, Inc. (a) (b)	2,809	86,236
Cooper-Standard Holding (a)	852	111,331
Core-Mark Holding Co., Inc.	2,206	50,076
Dave & Buster's Entertainment, Inc. (a)	1,207	57,453
Del Taco Restaurants, Inc. (a)	5,738	81,365
Denny's Corp. (a)	7,408	118,009
Dorman Products, Inc. (a) (b)	1,139	77,805
DSW, Inc., Class A (b)	2,807	72,477
Entravision Communications Corp., Class A	13,057	65,285
Ethan Allen Interiors, Inc. (b)	3,402	83,349
Flexsteel Industries, Inc.	1,815	72,419
Fox Factory Holding Corp. (a) (b)	2,539	118,190
Francesca's Holdings Corp. (a)	8,514	64,281
GameStop Corp., Class A (b)	4,485	65,346
Golden Entertainment, Inc. (a) (b)	2,516	67,907
Gray Television, Inc. (a)	5,588	88,290
Group 1 Automotive, Inc.	974	61,362
Haverty Furniture Cos., Inc.	3,327	71,863
Hemisphere Media Group, Inc. (a)	10,995	144,035
Hooker Furniture Corp.	1,952	91,548
Installed Building Products, Inc. (a)	1,029	58,190
International Speedway Corp., Class A	2,112	94,406
iRobot Corp. (a) (b)	503	38,112
J. Jill, Inc. (a)	3,005	28,067
Jack in the Box, Inc.	1,198	101,974
Johnson Outdoors, Inc., A	882	74,555
KB Home	2,723	74,175
La-Z-Boy, Inc.	1,981	60,619
LCI Industries (b)	757	68,244
LGI Homes, Inc. (a) (b)	1,019	58,827

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Lithia Motors, Inc.	830	$78,493
M/I Homes, Inc. (a)	3,492	92,467
Marcus Corp.	3,316	107,770
MarineMax, Inc. (a)	2,113	40,041
MCBC Holdings, Inc. (a)	2,724	78,860
MDC Holdings, Inc.	2,863	88,095
Meredith Corp. (b)	1,286	65,586
Meritage Homes Corp. (a)	1,913	84,076
Monarch Casino & Resort, Inc. (a)	2,105	92,725
Monro Muffler Brake, Inc. (b)	1,354	78,667
MSG Networks, Inc., Class A (a)	3,068	73,479
Nacco Industries, Inc.	800	27,000
Nautilus, Inc. (a)	4,777	74,999
New Home Co., Inc. (The) (a)	7,070	70,488
Nutrisystem, Inc.	1,595	61,407
Oxford Industries, Inc. (b)	1,036	85,967
Papa John's International, Inc.	1,259	63,856
Perry Ellis International, Inc. (a)	2,494	67,762
PetMed Express, Inc. (b)	1,011	44,535
Pinnacle Entertainment, Inc. (a)	3,387	114,244
Red Robin Gourmet Burgers, Inc. (a)	798	37,187
Ruth's Hospitality Group, Inc. (b)	4,301	120,643
Sally Beauty Holdings, Inc. (a) (b)	4,028	64,569
Sonic Corp. (b)	4,075	140,262
Steven Madden Ltd.	2,149	114,112
Stoneridge, Inc. (a) (b)	2,748	96,565
Strayer Education, Inc.	915	103,404
Sturm Ruger & Co.	1,254	70,224
Taylor Morrison Home Corp., Class A (a)	3,976	82,621
Tempur Sealy International, Inc. (a) (b)	1,231	59,150
The Buckle, Inc. (b)	2,444	65,744
The Cheesecake Factory, Inc.	1,850	101,861
The Children's Place, Inc. (b)	578	69,822
TRI Pointe Group, Inc. (a)	5,563	91,010
Unifi, Inc. (a)	2,706	85,780
Wingstop, Inc.	1,572	81,933
Winnebago Industries, Inc.	1,426	57,896
World Wrestling Entertainment, Inc.	2,219	161,587
		6,784,666
Consumer Staples (4.6%):
B&G Foods, Inc. (b)	2,311	69,099
Calavo Growers, Inc. (b)	1,325	127,399
Central Garden & Pet Co. (a)	1,800	78,264
Darling Ingredients, Inc. (a)	4,622	91,885
Elf Beauty, Inc. (a)	2,786	42,459
Hostess Brands, Inc. (a) (b)	4,816	65,498
Ingles Markets, Inc., Class A	1,587	50,467
Inter Parfums, Inc. (b)	1,996	106,786
J&J Snack Foods Corp.	824	125,635
John B. Sanfilippo & Son, Inc.	1,519	113,090

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Medifast, Inc.	810	$129,729
MGP Ingredients, Inc. (b)	961	85,346
PriceSmart, Inc.	1,347	121,903
Sanderson Farms, Inc.	625	65,719
The Boston Beer Co., Inc., Class A (a) (b)	427	127,972
Tootsie Roll Industries, Inc.	5,614	173,191
United Natural Foods, Inc. (a) (b)	1,693	72,223
WD-40 Co.	1,068	156,195
Weis Markets, Inc.	1,775	94,679
		1,897,539
Energy (2.0%):
Arch Coal, Inc.	877	68,783
Callon Petroleum Co. (a)	5,087	54,634
Exterran Corp. (a)	2,588	64,803
Gulfport Energy Corp. (a) (b)	5,066	63,680
Laredo Petroleum, Inc. (a)	5,854	56,315
McDermott International, Inc. (a)	2,567	50,442
Midstates Petroleum Co., Inc. (a)	5,052	68,758
Par Pacific Holdings, Inc. (a)	5,969	103,742
Rex American Resources Corp. (a)	1,156	93,601
Smart Sand, Inc. (a) (b)	4,583	24,336
SRC Energy, Inc. (a)	6,750	74,385
U.S. Silica Holdings, Inc.	1,689	43,390
Unit Corp. (a)	2,451	62,648
		829,517
Financials (23.9%):
1st Source Corp.	2,438	130,262
American Equity Investment Life Holding Co.	3,096	111,456
Ameris Bancorp	1,879	100,245
AMERISAFE, Inc.	1,827	105,509
Banc of California, Inc.	4,592	89,774
BancFirst Corp. (b)	1,794	106,205
BofI Holding, Inc. (a)	2,139	87,506
Brookline BanCorp, Inc.	7,248	134,813
Cadence BanCorp	3,102	89,555
Capitol Federal Financial, Inc.	11,560	152,130
Centerstate Banks, Inc.	4,203	125,333
Central Pacific Financial Corp.	3,827	109,644
City Holding Co. (b)	1,561	117,434
Cohen & Steers, Inc. (b)	3,049	127,174
Community Bank System, Inc.	2,095	123,752
Connectone BanCorp, Inc.	3,451	85,930
Customers BanCorp, Inc. (a)	2,896	82,188
CVB Financial Corp.	4,599	103,110
Eagle Bancorp, Inc. (a)	898	55,047
Employers Holdings, Inc.	2,702	108,620
Encore Capital Group, Inc. (a) (b)	1,877	68,698
Enterprise Financial Services Corp.	2,782	150,089
FB Financial Corp.	2,702	110,025

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
FBL Financial Group, Inc., Class A	1,158	$91,193
FCB Financial Holdings, Inc. (a)	1,878	110,426
Financial Engines, Inc.	1,370	61,513
First BanCorp	3,532	144,494
First Busey Corp.	4,045	128,307
First Commonwealth Financial Corp. (b)	7,947	123,258
First Financial Bancorp	6,885	211,024
First Interstate BancSystem, Inc., Class A	2,759	116,430
First Merchants Corp.	2,853	132,379
First Midwest Bancorp, Inc. (b)	4,295	109,394
Genworth Financial, Inc., Class A (a)	19,571	88,070
Great Western BanCorp, Inc. (b)	2,249	94,436
Hanmi Financial Corp.	3,465	98,233
Heartland Financial USA, Inc.	2,260	123,961
Heritage Financial Corp.	3,673	128,004
Hilltop Holdings, Inc.	3,659	80,754
Hope Bancorp, Inc.	5,366	95,676
Horace Mann Educators Corp.	2,540	113,284
Independent Bank Corp. (b)	1,469	115,170
Independent Bank Group, Inc.	1,351	90,247
Infinity Property & Casualty Corp.	632	89,965
International Bancshares Corp.	2,510	107,428
Kearny Financial Corp.	11,103	149,335
Kinsale Capital Group, Inc.	1,526	83,716
Lakeland BanCorp, Inc.	5,060	100,441
Lakeland Financial Corp. (b)	2,421	116,668
LegacyTexas Financial Group, Inc.	2,203	85,961
Live Oak Bancshares, Inc. (b)	2,973	91,122
Mercury General Corp.	2,035	92,715
Meridian BanCorp, Inc.	5,875	112,506
Meta Financial Group, Inc.	469	45,681
National Western Life Group, Inc., Class A	430	132,122
NBT Bancorp, Inc.	3,170	120,936
Nelnet, Inc., Class A	1,588	92,755
Northwest Bancshares, Inc.	8,168	142,042
Oceanfirst Financial Corp.	4,274	128,049
Opus Bank	3,405	97,724
Pacific Premier Bancorp, Inc. (a)	2,100	80,115
Park National Corp. (b)	1,158	129,024
Pennymac Financial Services, Inc. (a)	4,150	81,548
PRA Group, Inc. (a)	1,457	56,167
Preferred Bank/Los Angeles CA	1,358	83,463
ProAssurance Corp.	2,181	77,316
Provident Financial Services, Inc.	4,419	121,655
Renasant Corp.	2,654	120,810
RLI Corp. (b)	1,859	123,047
S&T Bancorp, Inc.	2,639	114,110
Safety Insurance Group, Inc.	1,812	154,745
Sandy Spring BanCorp	3,351	137,425
Seacoast Banking Corp. of Florida (a)	3,553	112,204

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
ServisFirst Bancshares, Inc.	2,332	$97,314
Simmons First National Corp., Class A	3,817	114,128
Southside Bancshares, Inc.	3,397	114,411
State Bank Financial Corp.	4,023	134,368
Stewart Information Services	2,497	107,546
Tompkins Financial Corp.	1,308	112,331
Towne Bank	4,011	128,753
Trico Bancshares	2,990	111,976
Triumph BanCorp, Inc. (a)	2,156	87,857
Trustmark Corp. (b)	3,582	116,881
Union Bankshares Corp.	2,906	112,985
Universal Insurance Holdings, Inc.	1,842	64,654
Waddell & Reed Financial, Inc., Class A	4,501	80,883
Walker & Dunlop, Inc.	1,691	94,104
Washington Federal, Inc.	3,589	117,360
Washington Trust BanCorp, Inc.	1,716	99,700
WesBanco, Inc.	2,722	122,599
Westamerica BanCorp (b)	1,791	101,209
World Acceptance Corp. (a) (b)	564	62,610
		9,893,216
Health Care (7.5%):
Abaxis, Inc.	861	71,472
AMN Healthcare Services, Inc. (a)	1,418	83,095
Anika Therapeutics, Inc. (a)	1,527	48,864
Atrion Corp.	133	79,720
Cambrex Corp. (a) (b)	1,313	68,670
Corcept Therapeutics, Inc. (a) (b)	2,384	37,476
CorVel Corp. (a)	1,609	86,886
CryoLife, Inc. (a)	3,828	106,610
Diplomat Pharmacy, Inc. (a)	2,132	54,494
Eagle Pharmaceuticals, Inc. (a)	807	61,058
Emergent Biosolutions, Inc. (a)	1,523	76,896
Halyard Health, Inc. (a) (b)	2,325	133,106
HealthStream, Inc.	2,571	70,214
HMS Holdings Corp. (a)	4,377	94,631
Innoviva, Inc. (a)	4,095	56,511
Inovalon Holdings, Inc., Class A (a) (b)	5,200	51,610
Lannett Co., Inc. (a)	2,638	35,877
Lantheus Holdings, Inc. (a)	2,454	35,706
Lemaitre Vascular, Inc. (b)	1,542	51,626
LHC Group, Inc. (a) (b)	2,082	178,197
Magellan Health, Inc. (a)	955	91,632
Mallinckrodt PLC (a)	2,180	40,679
Medpace Holdings, Inc. (a)	1,860	79,980
Meridian Bioscience, Inc.	5,814	92,443
MiMedx Group, Inc. (a) (b)	3,766	24,065
Myriad Genetics, Inc. (a)	1,909	71,339
National Healthcare Corp.	1,661	116,901
NuVasive, Inc. (a) (b)	1,387	72,290
OraSure Technologies, Inc. (a)	2,210	36,399

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Owens & Minor, Inc. (b)	3,225	$53,890
Patterson Co., Inc. (b)	3,419	77,509
Phibro Animal Health Corp., Class A	2,122	97,717
Prestige Brands Holdings, Inc. (a)	2,407	92,381
Quality Systems, Inc. (a)	6,437	125,521
Repligen Corp. (a)	1,748	82,226
Select Medical Holdings Corp. (a)	3,757	68,190
Supernus Pharmaceuticals, Inc. (a) (b)	1,090	65,237
The Ensign Group, Inc.	3,063	109,717
Tivity Health, Inc. (a)	1,011	35,587
US Physical Therapy, Inc.	1,151	110,496
Varex Imaging Corp. (a)	1,790	66,391
		3,093,309
Industrials (23.6%):
AAON, Inc. (b)	2,748	91,371
Acco Brands Corp.	5,854	81,078
Alamo Group, Inc.	1,112	100,480
Albany International Corp., Class A	1,710	102,857
Allegiant Travel Co. (b)	486	67,530
Altra Industrial Motion Corp.	2,251	97,018
American Railcar Industries, Inc.	2,463	97,239
American Woodmark Corp. (a) (b)	459	42,021
Apogee Enterprises, Inc.	1,473	70,954
Applied Industrial Technologies, Inc.	1,706	119,675
Argan, Inc.	1,409	57,699
Atkore International Group, Inc. (a)	2,883	59,880
AZZ, Inc. (b)	2,011	87,378
BMC Stock Holdings, Inc. (a)	5,233	109,108
Brady Corp., Class A	3,201	123,398
Cai International, Inc. (a)	2,366	54,986
CBIZ, Inc. (a)	5,586	128,478
Comfort Systems USA, Inc.	2,092	95,814
Continental Building Products, Inc. (a)	2,853	90,012
Ducommon, Inc. (a)	2,401	79,449
DXP Enterprise, Inc. (a)	1,996	76,247
Encore Wire Corp.	1,678	79,621
Engility Holdings, Inc. (a)	2,717	83,249
Ennis, Inc.	4,929	100,305
EnPro Industries, Inc. (b)	1,323	92,544
ESCO Technologies, Inc.	1,425	82,223
Federal Signal Corp.	4,386	102,150
Forward Air Corp.	2,202	130,094
Foundation Building Materials, Inc. (a)	4,962	76,316
Franklin Electric Co., Inc.	2,122	95,702
GATX Corp. (b)	1,611	119,585
Generac Holdings, Inc. (a)	2,064	106,771
Gibraltar Industries, Inc. (a)	2,403	90,113
Global Brass & Copper Holdings, Inc.	2,627	82,356
GMS, Inc. (a)	2,641	71,545
Gorman-Rupp Co.	2,751	96,285

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
H&E Equipment Services, Inc.	1,591	$59,838
Hawaiian Holdings, Inc. (b)	1,715	61,654
Heartland Express, Inc.	4,939	91,618
Heritage-Crystal Clean, Inc. (a)	3,287	66,069
Herman Miller, Inc.	2,629	89,123
Hillenbrand, Inc.	2,465	116,225
HNI Corp. (b)	1,729	64,319
Hub Group, Inc., Class A (a)	1,664	82,867
ICF International, Inc.	1,691	120,146
Innerworkings, Inc. (a) (b)	11,050	96,025
Insperity, Inc.	1,064	101,346
Insteel Industries, Inc.	2,372	79,225
Interface, Inc.	4,118	94,508
Kadant, Inc.	824	79,228
Kaman Corp., Class A	2,739	190,880
KBR, Inc.	3,844	68,884
Kelly Services, Inc., Class A	3,580	80,371
Kforce, Inc.	2,877	98,681
Kimball International, Inc., Class B (b)	4,994	80,703
Knoll, Inc.	3,983	82,886
Korn/Ferry International	2,341	144,977
Lindsay Corp. (b)	1,351	131,033
Lydall, Inc. (a)	1,661	72,503
Marten Transport Ltd.	4,673	109,582
Masonite International Corp. (a)	1,095	78,676
Matson, Inc.	1,628	62,483
Matthews International Corp., Class A (b)	1,994	117,247
McGrath RentCorp	1,876	118,695
Mercury Systems, Inc. (a) (b)	1,714	65,235
Mobile Mini, Inc.	2,066	96,895
Moog, Inc., Class A	1,236	96,359
Mueller Industries, Inc.	3,776	111,430
Mueller Water Products, Inc., Class A (b)	10,471	122,720
Multi-Color Corp.	1,404	90,769
MYR Group, Inc. (a)	1,997	70,814
National Presto Industries, Inc. (b)	977	121,148
Navigant Consulting, Inc. (a)	3,852	85,283
NCI Building Systems, Inc. (a)	3,677	77,217
NV5 Global, Inc. (a)	1,713	118,711
Patrick Industries, Inc. (a)	1,121	63,729
PGT, Inc. (a)	4,334	90,364
Pitney Bowes, Inc.	4,406	37,759
Primoris Services Corp.	3,896	106,088
Proto Labs, Inc. (a)	809	96,231
Quad/Graphics, Inc.	1,939	40,389
Raven Industries, Inc.	2,234	85,897
RBC Bearings, Inc. (a)	796	102,533
Resources Connection, Inc.	6,103	103,141
Rush Enterprises, Inc., Class A (a)	1,663	72,141
Saia, Inc. (a)	1,313	106,156

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Simpson Manufacturing Co., Inc.	1,914	$119,032
SkyWest, Inc.	1,352	70,169
SP Plus Corp. (a)	2,853	106,132
Spirit Airlines, Inc. (a) (b)	1,431	52,017
Steelcase, Inc., Class A	5,133	69,296
Sun Hydraulics Corp.	1,504	72,478
Sunrun, Inc. (a)	7,796	102,517
Tetra Tech, Inc.	1,854	108,459
The Greenbrier Cos., Inc.	1,964	103,601
Thermon Group Holdings, Inc. (a) (b)	4,417	101,017
TrueBlue, Inc. (a)	2,641	71,175
Tutor Perini Corp. (a)	3,192	58,892
Universal Forest Products, Inc.	2,792	102,243
US Ecology, Inc.	1,419	90,390
Vectrus, Inc. (a)	1,499	46,199
VSE Corp.	1,542	73,677
Wabash National Corp.	3,079	57,454
WageWorks, Inc. (a)	2,053	102,650
Welbilt, Inc. (a)	5,874	131,048
Werner Enterprises, Inc.	2,402	90,195
WESCO International, Inc. (a)	1,488	84,965
Willdan Group, Inc. (a)	2,742	84,920
		9,740,858
Information Technology (11.6%):
Alarm.com Holdings, Inc. (a) (b)	1,830	73,895
Alpha & Omega Semiconductor Ltd. (a)	4,823	68,680
Ambarella, Inc. (a)	980	37,838
Anixter International, Inc. (a)	966	61,148
AppFolio, Inc. (a)	1,697	103,772
Applied Optoelectronics, Inc. (a) (b)	1,096	49,210
Axcelis Technologies, Inc. (a)	1,977	39,145
AXT, Inc. (a)	5,582	39,353
Badger Meter, Inc.	1,977	88,372
Brooks Automation, Inc.	1,828	59,629
Cass Information Systems, Inc.	1,884	129,657
CEVA, Inc. (a) (b)	1,746	52,729
Cirrus Logic, Inc. (a)	1,832	70,221
Cohu, Inc.	2,622	64,265
Control4 Corp. (a) (b)	2,251	54,722
Convergys Corp.	5,192	126,892
CSG Systems International, Inc. (b)	2,960	120,975
Data I/O Corp. (a)	3,742	23,762
Ebix, Inc. (b)	1,124	85,705
ePlus, Inc. (a)	763	71,798
Finisar Corp. (a)	2,358	42,444
FormFactor, Inc. (a) (b)	3,625	48,213
Forrester Research, Inc. (b)	2,773	116,327
Ichor Holdings Ltd. (a) (b)	1,308	27,756
II-VI, Inc. (a)	1,530	66,479
Insight Enterprises, Inc. (a)	2,119	103,683

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
InterDigital, Inc.	1,181	$95,543
Itron, Inc. (a)	1,181	70,919
KEMET Corp. (a)	1,827	44,122
Manhattan Associates, Inc. (a) (b)	1,475	69,340
ManTech International Corp., Class A	1,604	86,039
MoneyGram International, Inc. (a)	8,306	55,567
MTS Systems Corp.	2,181	114,830
Nanometrics, Inc. (a) (b)	2,803	99,254
NIC, Inc.	4,455	69,275
Novanta, Inc. (a)	1,406	87,594
NVE Corp.	938	114,230
Oclaro, Inc. (a)	5,375	47,999
Park Electrochemical Corp.	5,137	119,127
PC Connection, Inc.	3,905	129,645
Perficient, Inc. (a)	5,105	134,619
Photronics, Inc. (a)	6,799	54,222
Qualys, Inc. (a)	1,021	86,070
Rogers Corp. (a)	536	59,743
ScanSource, Inc. (a)	2,538	102,281
Semtech Corp. (a)	2,288	107,650
Shutterstock, Inc. (a)	1,265	60,037
Super Micro Computer, Inc. (a)	3,423	80,954
Syntel, Inc. (a)	2,078	66,683
The Hackett Group, Inc.	4,784	76,879
The Meet Group, Inc. (a) (b)	11,252	50,409
The Trade Desk, Inc., Class A (a) (b)	795	74,571
TTM Technologies, Inc. (a) (b)	3,899	68,739
Ultra Clean Holdings, Inc. (a) (b)	2,012	33,399
Vishay Precision Group, Inc. (a)	2,133	81,374
Web.com Group, Inc. (a)	3,197	82,642
Xcerra Corp. (a)	22,070	308,317
XO Group, Inc. (a) (b)	5,672	181,505
		4,740,248
Materials (4.3%):
A. Schulman, Inc. (b)	1,453	64,659
Advanced Emissions Solutions, Inc.	5,977	67,899
Advansix, Inc. (a)	1,490	54,579
American Vanguard Corp.	4,095	93,980
Balchem Corp.	1,657	162,618
Boise Cascade Co. (b)	2,485	111,080
Carpenter Technology Corp.	1,778	93,469
Chase Corp.	712	83,482
Clearwater Paper Corp. (a)	1,439	33,241
Greif, Inc., Class A	1,604	84,836
KMG Chemicals, Inc.	1,269	93,627
Kronos Worldwide, Inc.	2,599	58,555
Minerals Technologies, Inc.	1,584	119,354
Neenah Paper, Inc.	1,761	149,420
Rayonier Advanced Materials, Inc.	3,422	58,482
Schnitzer Steel Industries, Inc.	1,994	67,198

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Stepan Co.	1,177	$91,818
U.S. Lime & Minerals, Inc.	1,436	120,480
Valhi, Inc.	5,746	27,351
Warrior Met Coal, Inc. (b)	1,323	36,475
Worthington Industries, Inc.	2,100	88,137
		1,760,740
Real Estate (1.1%):
HFF, Inc., Class A	2,149	73,818
Marcus & Millichap, Inc. (a)	3,531	137,745
St. Joe Co. (a)	6,796	121,988
The RMR Group, Inc.	1,305	102,377
		435,928
Telecommunication Services (0.2%):
Iridium Communications, Inc. (a)	5,874	94,571
Utilities (4.0%):
American States Water Co.	2,198	125,637
Black Hills Corp. (b)	2,736	167,471
California Water Service Group (b)	2,998	116,772
Chesapeake Utilities Corp.	1,795	143,510
Connecticut WTR Service, Inc.	1,899	124,043
MGE Energy, Inc.	2,362	148,923
Middlesex Water Co. (b)	2,674	112,763
NorthWestern Corp.	3,131	179,249
Otter Tail Corp.	3,063	145,799
SJW Corp.	1,631	108,005
Spark Energy, Inc. (b)	5,150	50,213
Unitil Corp.	3,353	171,137
Vivint Solar, Inc. (a) (b)	15,764	78,032
		1,671,554
Total Common Stocks (Cost $38,361,853)		40,942,146
Collateral for Securities Loaned (13.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	732,144	732,144
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	665,609	665,609
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	1,505,220	1,505,220
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	332,765	332,765
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	1,730,332	1,730,332
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	598,978	598,978
Total Collateral for Securities Loaned (Cost $5,565,048)		5,565,048
Total Investments (Cost $43,926,901) — 112.7%		46,507,194
Liabilities in excess of other assets — (12.7)%		(5,246,456)
NET ASSETS — 100.00%		$41,260,738

(a)  Non-income producing security.

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2018.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	4	9/21/18	$335,458	$329,500	$(5,958)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(5,958)
	Total net unrealized appreciation (depreciation)				$(5,958)

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2018
Security Description	Shares	Value
Common Stocks (99.3%)
Australia (5.0%):
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	1,882	$43,028
Consumer Staples (0.8%):
Treasury Wine Estates Ltd.	2,714	34,921
Wesfarmers Ltd.	1,855	67,747
Woolworths Ltd.	3,128	70,636
		173,304
Energy (0.2%):
Woodside Petroleum Ltd.	1,709	44,839
Financials (1.8%):
AMP Ltd.	11,793	31,063
Australia & New Zealand Banking Group Ltd.	2,524	52,739
Commonwealth Bank of Australia	968	52,191
Insurance Australia Group Ltd.	6,696	42,261
Macquarie Group Ltd.	608	55,625
National Australia Bank Ltd.	2,586	52,446
Suncorp Group Ltd.	4,453	48,071
Westpac Banking Corp.	2,389	51,792
		386,188
Health Care (0.4%):
CSL Ltd.	373	53,160
Ramsay Health Care Ltd.	835	33,350
		86,510
Industrials (0.4%):
Brambles Ltd.	7,361	48,364
Cimic Group Ltd.	1,171	36,650
		85,014
Materials (0.9%):
Amcor Ltd.	4,850	51,711
BHP Billiton Ltd.	1,783	44,735
Fortescue Metals Group Ltd.	7,358	23,900
Newcrest Mining Ltd.	2,282	36,808
South32 Ltd.	10,026	26,780
		183,934
Telecommunication Services (0.1%):
Telstra Corp. Ltd.	13,964	27,070
Utilities (0.2%):
AGL Energy Ltd.	2,531	42,098
		1,071,985

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Austria (0.6%):
Financials (0.2%):
Erste Group Bank AG	706	$29,472
Raiffeisen Bank International AG	771	23,669
		53,141
Materials (0.2%):
Voestalpine AG	752	34,642
Utilities (0.2%):
Verbund AG, Class A	1,259	40,723
		128,506
Belgium (1.7%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA/NV	431	43,534
Financials (0.8%):
Ageas (a)	1,265	63,827
Groupe Bruxelles Lambert SA	578	60,960
KBC Groep NV	540	41,693
		166,480
Health Care (0.2%):
UCB SA	488	38,373
Materials (0.4%):
Solvay SA	367	46,348
Umicore SA	602	34,550
		80,898
Telecommunication Services (0.1%):
Proximus SADP	1,626	36,664
		365,949
Bermuda (0.5%):
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	700	44,170
Real Estate (0.3%):
Hongkong Land Holdings Ltd.	8,400	60,060
		104,230
Canada (10.9%):
Consumer Discretionary (1.1%):
Canadian Tire Corp. Ltd. (a)	383	49,998
Dollarama, Inc.	948	36,751
Magna International, Inc.	731	42,520
Restaurant Brands International, Inc.	693	41,807
Shaw Communications, Inc., Class B	2,985	60,813
		231,889

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc., Class B	920	$39,971
George Weston Ltd.	900	73,438
Loblaw Cos. Ltd.	1,286	66,134
Saputo, Inc.	1,638	54,392
		233,935
Energy (1.2%):
Canadian Natural Resources Ltd.	1,228	44,327
Enbridge, Inc.	1,376	49,199
Pembina Pipeline Corp.	1,503	52,059
Suncor Energy, Inc.	1,534	62,434
TransCanada Corp.	1,230	53,224
		261,243
Financials (4.4%):
Bank of Montreal	1,109	85,734
Canadian Imperial Bank of Commerce	802	69,773
Fairfax Financial Holdings Ltd.	81	45,393
Great-West Lifeco, Inc.	3,670	90,235
Intact Financial Corp.	1,027	72,855
National Bank of Canada	1,648	79,134
Power Corp. of Canada	3,033	67,928
Power Financial Corp.	3,186	74,530
Royal Bank of Canada	1,120	84,343
Sun Life Financial, Inc.	1,509	60,647
The Bank of Nova Scotia (a)	1,430	80,981
The Toronto-Dominion Bank	1,372	79,419
Thomson Reuters Corp.	1,128	45,523
		936,495
Industrials (0.6%):
Canadian National Railway Co.	817	66,833
Canadian Pacific Railway Ltd.	288	52,784
		119,617
Information Technology (0.7%):
CGI Group, Inc. (b)	1,069	67,751
Constellation Software, Inc.	62	48,088
Open Text Corp.	970	34,144
		149,983
Materials (0.2%):
Goldcorp, Inc.	2,372	32,571
Teck Resources Ltd., Class B	849	21,630
		54,201
Telecommunication Services (1.0%):
BCE, Inc.	2,025	82,017
Rogers Communications, Inc.	1,419	67,404
TELUS Corp.	2,098	74,535
		223,956

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Utilities (0.6%):
Fortis, Inc.	1,912	$61,120
Hydro One Ltd. (c)	4,773	72,766
		133,886
		2,345,205
China (0.3%):
Consumer Discretionary (0.1%):
Brilliance China Automotive Holdings Ltd.	8,000	14,439
Consumer Staples (0.2%):
China Resources Beer Holdings Co. Ltd.	6,000	29,138
Sun Art Retail Group Ltd.	19,000	24,848
		53,986
		68,425
Denmark (1.8%):
Consumer Discretionary (0.1%):
Pandora A/S	208	14,535
Financials (0.2%):
Danske Bank A/S	1,201	37,607
Health Care (0.6%):
Coloplast A/S	387	38,693
H. Lundbeck A/S	447	31,420
Novo Nordisk A/S, Class B	692	32,110
William Demant Holding A/S (b)	970	39,049
		141,272
Industrials (0.3%):
DSV A/S	608	49,143
Vestas Wind Systems A/S	264	16,347
		65,490
Materials (0.4%):
Christian Hansen Holding A/S	452	41,762
Novozymes A/S, B Shares	801	40,646
		82,408
Utilities (0.2%):
Dong Energy A/S (c)	664	40,179
		381,491
Finland (1.2%):
Energy (0.2%):
Neste Oyj	449	35,233
Financials (0.2%):
Sampo Oyj, Class A	1,135	55,399

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Industrials (0.4%):
Kone Oyj, Class B	927	$47,260
Wartsila Oyj ABP, Class B	1,721	33,822
		81,082
Materials (0.4%):
Stora ENSO Oyj, R Shares	2,127	41,627
UPM-Kymmene Oyj	1,080	38,616
		80,243
		251,957
France (10.5%):
Consumer Discretionary (2.7%):
Accor SA	924	45,338
Christian Dior SE	127	53,121
Cie Generale des Etablissements Michelin	311	37,877
Faurecia Manufacture Automoblie Parts	472	33,687
Hermes International	115	70,339
Kering	74	41,788
LVMH Moet Hennessy Louis Vuitton SA	146	48,622
Psa Peugeot Citroen	1,628	37,184
Publicis Groupe SA	525	36,133
Renault SA	381	32,402
Seb SA	241	42,100
Sodexo SA (a)	356	35,592
Valeo SA	483	26,407
Vivendi Universal SA	1,326	32,516
		573,106
Consumer Staples (0.8%):
Danone SA	617	45,296
L'Oreal SA	240	59,273
Pernod Ricard SA (a)	354	57,830
		162,399
Energy (0.3%):
Total SA	1,081	65,904
Financials (1.3%):
Amundi SA (c)	503	34,854
AXA SA	2,122	52,072
BNP Paribas SA	631	39,192
CNP Assurances	2,126	48,385
Credit Agricole SA	2,632	35,144
Natixis SA	4,401	31,235
Societe Generale SA	728	30,701
		271,583
Health Care (0.8%):
BioMerieux	404	36,372
Essilor International SA	320	45,176

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Ipsen SA	210	$32,945
Sanofi	664	53,229
		167,722
Industrials (2.9%):
Aeroports de Paris	231	52,249
Airbus Group SE	269	31,493
Alstom SA	1,145	52,625
Bollore SA	8,550	39,776
Bureau Veritas SA	1,906	50,878
Compagnie de Saint-Gobain	905	40,443
Dassault Aviation SA	28	53,360
Eiffage SA	423	46,025
Legrand SA	718	52,736
Safran SA	455	55,282
Schneider Electric SA	558	46,536
Thales SA	405	52,187
Vinci SA	487	46,836
		620,426
Information Technology (0.6%):
Atos SE	303	41,379
Cap Gemini SA	349	46,947
Dassault Systemes SA	358	50,165
		138,491
Materials (0.4%):
Air Liquide SA	433	54,455
Arkema SA	354	41,915
		96,370
Telecommunication Services (0.4%):
Iliad SA	198	31,294
Orange SA	3,610	60,470
		91,764
Utilities (0.3%):
Electricite de France SA (a)	2,000	27,511
Veolia Environnement SA	2,248	48,116
		75,627
		2,263,392
Germany (6.1%):
Consumer Discretionary (0.9%):
Axel Springer SE	490	35,446
Bayerische Motoren Werke AG	461	41,789
Continental AG	155	35,394
Daimler AG, Registered Shares	615	39,591
ProSiebenSat.1 Media SE	751	19,056

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Puma SE	6	$3,510
Volkswagen AG	184	30,402
		205,188
Consumer Staples (0.2%):
Beiersdorf AG	438	49,734
Financials (0.7%):
Allianz SE	255	52,710
Deutsche Boerse AG	351	46,786
Hannover Rueck SE	343	42,776
		142,272
Health Care (0.8%):
Bayer AG	353	38,891
Fresenius Medical Care AG & Co. KGaA	448	45,188
Fresenius SE & Co. KGaA	472	37,920
Merck KGaA	485	47,357
		169,356
Industrials (1.1%):
Brenntag AG	689	38,393
Deutsche Post AG	1,066	34,816
Fraport AG	365	35,214
Hochtief AG	223	40,310
Kion Group AG	286	20,585
Mg Technologies AG	756	25,504
Siemens AG	345	45,612
		240,434
Information Technology (0.7%):
Infineon Technologies AG	1,157	29,493
SAP SE	469	54,190
United Internet AG, Registered Shares	525	30,076
Wirecard AG	217	34,956
		148,715
Materials (1.0%):
BASF SE	483	46,197
Covestro AG (c)	295	26,325
Evonik Industries AG	1,436	49,181
Linde AG	207	43,231
Symrise AG	579	50,775
		215,709
Real Estate (0.5%):
Deutsche Wohnen AG	1,029	49,745
Vonovia SE	968	46,073
		95,818
Telecommunication Services (0.2%):
Deutsche Telekom AG, Registered Shares	3,129	48,485
		1,315,711

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Hong Kong (6.9%):
Consumer Discretionary (0.5%):
Chow Tai Fook Jewellery Group Ltd.	29,400	$33,127
Galaxy Entertainment Group Ltd.	3,000	23,230
Haier Electronics Group Co. Ltd.	7,000	23,957
Techtronic Industries Co. Ltd.	5,000	27,883
		108,197
Consumer Staples (0.4%):
Dairy Farm International Holdings Ltd.	6,200	54,498
WH Group Ltd. (c)	26,500	21,584
		76,082
Financials (1.0%):
AIA Group Ltd.	4,600	40,222
BOC Hong Kong Holdings Ltd.	8,000	37,678
China Taiping Insurance Holdings Co. Ltd.	5,200	16,272
Hang Seng Bank	2,100	52,517
Hong Kong Exchanges and Clearing Ltd.	800	24,065
The Bank of East Asia Ltd.	12,800	51,149
		221,903
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	15,000	23,020
Industrials (1.0%):
CITIC Ltd.	32,000	45,112
CK Hutchison Holdings Ltd.	5,000	53,025
Jardine Strategic Holdings Ltd.	1,000	36,480
MTR Corp. Ltd.	14,500	80,212
		214,829
Real Estate (2.2%):
China Overseas Land & Investment Ltd., Class H	8,000	26,359
China Resources Land Ltd.	8,000	26,971
CK Asset Holdings Ltd.	5,500	43,675
Hang Lung Properties Ltd.	17,000	35,060
Henderson Land Development Co. Ltd.	7,128	37,705
New World Development Co. Ltd.	27,000	37,994
Sino Land Co. Ltd.	22,000	35,782
Sun Hung KAI Properties Ltd.	3,000	45,275
Swire Pacific Ltd., Class A	6,500	68,849
Swire Properties Ltd.	14,400	53,229
The Wharf Holdings Ltd.	6,000	19,273
Wheelock & Co. Ltd.	5,000	34,829
		465,001
Telecommunication Services (0.2%):
China Mobile Ltd.	6,000	53,305
Utilities (1.5%):
China Gas Holdings Ltd.	6,000	24,129
CK Infrastructure Holdings Ltd.	6,500	48,178

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
CLP Holdings Ltd.	8,500	$91,550
Guangdong Investment Ltd.	24,000	38,117
Hong Kong & China Gas Co. Ltd.	53,394	102,223
Power Assets Holdings Ltd.	4,000	27,965
		332,162
		1,494,499
Ireland (1.7%):
Consumer Discretionary (0.3%):
Paddy Power Betfair PLC	337	36,908
WPP PLC	1,894	29,815
		66,723
Consumer Staples (0.2%):
Kerry Group PLC	433	45,228
Financials (0.2%):
Aib Group PLC	5,239	28,447
Bank of Ireland Group PLC	3,666	28,617
		57,064
Industrials (0.5%):
Experian PLC	2,261	55,924
Pentair PLC (a)	1,115	46,919
		102,843
Information Technology (0.3%):
Accenture PLC, Class A	358	58,565
Materials (0.2%):
CRH PLC	1,109	39,144
		369,567
Israel (0.5%):
Financials (0.4%):
Bank Hapoalim BM	6,024	40,785
Bank Leumi Le-Israel B.M.	6,212	36,705
		77,490
Information Technology (0.1%):
Check Point Software Technologies Ltd. (a) (b)	324	31,649
		109,139
Italy (2.3%):
Consumer Discretionary (0.5%):
Ferrari NV (a)	254	34,292
Luxottica Group SpA	677	43,685
Prada SpA	5,900	27,299
		105,276

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Energy (0.5%):
Eni SpA	3,691	$68,555
Snam SpA	10,614	44,321
		112,876
Financials (0.7%):
Assicurazioni Generali SpA	2,818	47,286
Intesa Sanpaolo SpA	13,620	39,545
Mediobanca SpA	4,241	39,430
UniCredit SpA	1,466	24,473
		150,734
Industrials (0.2%):
Atlantia SpA	1,480	43,758
Telecommunication Services (0.2%):
Telecom Italia SpA (b)	37,225	27,707
Utilities (0.2%):
Terna Rete Elettrica Nazionale SpA	8,451	45,710
		486,061
Japan (19.9%):
Consumer Discretionary (3.7%):
Aisin Seiki Co. Ltd.	700	31,933
Bridgestone Corp.	900	35,228
Denso Corp.	700	34,222
Dentsu, Inc.	800	37,940
Fuji Heavy Industries Ltd.	1,300	37,873
Honda Motor Co. Ltd.	1,300	38,201
Isuzu Motors Ltd.	2,500	33,232
Koito Manufacturing Co. Ltd.	500	33,062
Mitsubishi Motors Corp.	4,900	39,085
Nissan Motor Co. Ltd.	5,700	55,507
Nitori Holdings Co. Ltd.	200	31,219
Oriental Land Co. Ltd.	400	42,005
Rakuten, Inc.	4,100	27,756
Sekisui House Ltd.	2,800	49,575
Sharp Corp./Japan (a)	1,000	24,390
Shimano, Inc.	200	29,377
Sony Corp.	600	30,699
Sumitomo Electric Industries Ltd.	2,500	37,263
Suzuki Motor Corp.	700	38,686
Toyota Industries Corp.	600	33,659
Toyota Motor Corp.	800	51,816
Yamaha Motor Co. Ltd.	1,200	30,201
		802,929
Consumer Staples (1.9%):
Asahi Group Holdings Ltd.	700	35,866
Japan Tobacco, Inc.	1,900	53,121
Kao Corp.	500	38,166
Kirin Holdings Co. Ltd.	1,400	37,472

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Kose Corp.	100	$21,563
MEIJI Holdings Co. Ltd.	700	59,061
Seven & i Holdings Co. Ltd.	1,400	61,097
Suntory Beverage & Food Ltd.	900	38,455
Uni-Charm Corp.	1,400	42,152
Yakult Honsha Co. Ltd.	400	26,739
		413,692
Energy (0.2%):
JXTG Holdings, Inc.	5,200	36,179
Financials (2.0%):
Daiwa Securities Group, Inc.	6,000	34,867
Japan Post Bank Co. Ltd.	4,600	53,604
Japan Post Insurance Co. Ltd.	1,900	39,098
Mitsubishi UFJ Financial Group, Inc.	5,500	31,356
Mizuho Financial Group, Inc.	29,300	49,363
Nomura Holdings, Inc.	6,700	32,574
ORIX Corp.	2,300	36,401
Resona Holdings, Inc.	6,600	35,331
Sumitomo Mitsui Financial Group, Inc.	1,100	42,788
T&D Holdings, Inc.	2,300	34,583
The Dai-ichi Life Insurance Co. Ltd.	1,900	33,915
		423,880
Health Care (2.3%):
Astellas Pharma, Inc.	3,200	48,824
Chugai Pharmaceutical Co. Ltd.	600	31,491
Eisai Co. Ltd.	500	35,248
Hoya Corp.	700	39,831
Kyowa Hakko Kirin Co. Ltd.	1,500	30,257
M3, Inc.	700	27,918
Olympus Optical Co. Ltd.	1,100	41,238
ONO Pharmaceutical Co. Ltd.	1,300	30,498
Otsuka Holdings Co. Ltd.	800	38,764
Shionogi & Co. Ltd.	700	35,986
Sysmex Corp.	500	46,703
Tanabe Seiyaku Co. Ltd.	2,100	36,309
Terumo Corp.	800	45,890
		488,957
Industrials (4.1%):
Ana Holdings, Inc.	1,200	44,108
Central Japan Railway Co.	300	62,222
Daikin Industries Ltd.	300	35,962
East Japan Railway Co.	600	57,534
FANUC Corp.	100	19,878
ITOCHU Corp.	2,600	47,150
Japan Airlines Co. Ltd.	1,300	46,128
Komatsu Ltd.	900	25,756
Kubota Corp.	2,100	33,065
Makita Corp.	900	40,366

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Marubeni Corp.	5,900	$45,042
Mitsubishi Corp.	1,600	44,488
Mitsubishi Electric Corp.	2,300	30,636
Mitsubishi Heavy Industries Ltd.	1,000	36,414
Mitsui & Co. Ltd.	2,700	45,061
Nidec Corp.	200	30,036
Recruit Holdings Co. Ltd.	1,300	36,005
Secom Co. Ltd.	600	46,108
SMC Corp.	100	36,703
Sumitomo Corp. (a)	2,300	37,814
Taisei Corp.	700	38,636
Toyota Tsusho Corp.	1,000	33,514
		872,626
Information Technology (2.5%):
Canon, Inc. (a)	1,400	45,920
FUJIFILM Holdings Corp.	800	31,263
Fujitsu Ltd.	5,000	30,343
Hitachi Ltd.	5,000	35,303
Keyence Corp.	100	56,513
Kyocera Corp.	600	33,859
Murata Manufacturing Co. Ltd.	300	50,461
Nomura Research Institute Ltd.	726	35,218
NTT Data Corp.	4,000	46,107
Omron Corp.	600	28,022
Renesas Electronics Corp. (b)	2,400	23,545
ROHM Co. Ltd.	300	25,203
TDK Corp.	400	40,903
Tokyo Electron Ltd.	100	17,181
Yahoo Japan Corp. (a)	8,100	26,927
Yaskawa Electric Corp.	500	17,683
		544,451
Materials (1.3%):
Asahi Kasei Corp.	2,600	33,069
JFE Holdings, Inc.	1,400	26,508
Mitsubishi Chem Holdings	3,600	30,159
Nippon Paint Co. Ltd.	700	30,163
Nippon Steel & Sumitomo Metal	1,600	31,443
Nitto Denko Corp.	400	30,291
Shin-Etsu Chemical Co. Ltd.	300	26,756
Sumitomo Metal Mining Co. Ltd.	1,000	38,284
Toray Industries, Inc.	4,200	33,160
		279,833
Real Estate (0.9%):
Daito Trust Construction Co. Ltd.	200	32,538
Daiwa House Industry Co. Ltd.	1,200	40,932
Mitsubishi Estate Co. Ltd.	2,400	41,995

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Mitsui Fudosan Co. Ltd.	1,600	$38,649
Sumitomo Realty & Development	1,000	36,938
		191,052
Telecommunication Services (0.9%):
KDDI Corp.	1,800	49,284
Nippon Telegraph & Telephone Corp.	900	40,943
NTT DOCOMO, Inc.	2,500	63,742
SoftBank Group Corp.	500	36,012
		189,981
Utilities (0.1%):
Tokyo Gas Co. Ltd.	1,000	26,563
		4,270,143
Netherlands (3.1%):
Consumer Staples (0.4%):
Heineken NV	564	56,652
Koninklijke Ahold Delhaize NV	1,792	42,907
		99,559
Financials (0.6%):
Aegon NV	5,584	33,489
ING Groep NV	3,443	49,564
NN Group NV	1,085	44,141
		127,194
Industrials (0.9%):
Koninklijke Philips NV	1,100	46,787
Randstad Holding NV	624	36,738
RELX NV	2,651	56,541
Wolters Kluwer NV	1,021	57,537
		197,603
Information Technology (0.5%):
ASML Holding NV	182	36,065
NXP Semiconductor NV (b)	642	70,151
		106,216
Materials (0.5%):
AkzoNobel NV	615	52,654
Koninklijke DSM NV	512	51,488
		104,142
Telecommunication Services (0.2%):
Koninklijke KPN NV	15,286	41,590
		676,304
Norway (1.1%):
Consumer Staples (0.4%):
Marine Harvest ASA	1,806	35,982
Orkla ASA, Class A	4,597	40,317
		76,299

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Financials (0.4%):
DNB ASA	2,377	$46,512
Gjensidige Forsikring ASA	2,438	40,009
		86,521
Materials (0.3%):
Norsk Hydro ASA	5,318	31,871
Yara International ASA	805	33,422
		65,293
		228,113
Portugal (0.7%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	2,425	35,028
Energy (0.3%):
Galp Energia SGPS SA	2,850	54,362
Utilities (0.2%):
EDP - Energias de Portugal SA	12,949	51,410
		140,800
Singapore (1.7%):
Consumer Discretionary (0.4%):
Genting Singapore Ltd.	41,500	37,168
Jardine Cycle & Carriage Ltd.	1,800	42,046
		79,214
Consumer Staples (0.2%):
Wilmar International Ltd.	18,800	42,232
Financials (0.6%):
DBS Group Holdings Ltd.	2,000	39,069
Oversea-Chinese Banking Corp. Ltd.	4,900	41,871
United Overseas Bank Ltd.	2,400	47,147
		128,087
Real Estate (0.2%):
CapitaLand Ltd.	19,400	45,003
Telecommunication Services (0.3%):
Singapore Telecommunications Ltd.	29,300	66,249
		360,785
South Africa (0.1%):
Financials (0.1%):
Old Mutual Ltd.	11,195	22,217
Spain (3.7%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	1,400	47,834
Energy (0.3%):
Repsol SA	2,829	55,382

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Financials (0.9%):
Banco Bilbao Vizcaya Argentaria SA	5,363	$38,038
Banco de Sabadell SA	13,638	22,861
Banco Santander SA	5,919	31,738
Bankinter SA	4,225	41,156
CaixaBank SA	6,801	29,431
Mapfre SA	11,988	36,186
		199,410
Health Care (0.2%):
Grifols SA	1,238	37,268
Industrials (0.9%):
Abertis Infraestructuras SA	3,029	64,957
ACS, Actividades de Construccion y Servicios SA	1,048	42,464
Aena SA (c)	217	39,403
Ferrovial SA	2,146	44,041
		190,865
Information Technology (0.2%):
Amadeus IT Holding SA	676	53,361
Telecommunication Services (0.2%):
Telefonica SA	4,590	39,014
Utilities (0.8%):
Endesa SA	1,839	40,575
Gas Natural SDG SA	1,974	52,279
Iberdrola SA	5,927	45,845
Red Electrica Corp. SA	2,191	44,619
		183,318
		806,452
Sweden (2.8%):
Consumer Discretionary (0.2%):
Electrolux AB, B Shares	1,169	26,634
Hennes & Mauritz AB, B Shares (a)	1,665	24,825
		51,459
Financials (1.2%):
Industrivarden AB, A Shares	2,137	43,271
Lundbergs AB, B Shares	1,404	43,153
Nordea Bank AB	3,670	35,364
Skandinaviska Enskilda Banken AB, Class A	4,460	42,419
Svenska Handelsbanken AB	3,579	39,796
Swedbank AB, A Shares	2,049	43,892
		247,895
Industrials (1.0%):
Alfa Laval AB	1,794	42,597
Assa Abloy	1,958	41,746
Atlas Copco AB, A Shares	993	28,924
Sandvik AB	2,399	42,601

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
SKF AB, B Shares	1,993	$37,105
Volvo AB, Class B	2,015	32,226
		225,199
Information Technology (0.2%):
Hexagon AB, B Shares	650	36,261
Materials (0.2%):
Boliden AB	1,032	33,494
		594,308
Switzerland (6.9%):
Consumer Discretionary (0.7%):
CIE Financiere Richemont SA	615	52,261
Garmin Ltd.	729	44,469
The Swatch Group AG, B shares	99	47,115
		143,845
Consumer Staples (1.0%):
Barry Callebaut AG	24	43,156
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	76,169
Coca-Cola HBC AG	1,117	37,304
Nestle SA, Registered Shares	743	57,720
		214,349
Financials (0.9%):
Julius Baer Group Ltd.	679	39,976
Partners Group Holding AG	75	55,119
Swiss Life Holding AG	157	54,718
Zurich Insurance Group AG	193	57,340
		207,153
Health Care (1.3%):
Lonza Group AG, Registered Shares	145	38,597
Novartis AG	610	46,389
Roche Holding AG	233	51,913
Sonova Holding AG, Registered Shares	274	49,228
Straumann Holding AG	52	39,661
Vifor Pharma AG	293	46,959
		272,747
Industrials (1.6%):
ABB Ltd.	1,924	42,196
Adecco SA, Registered Shares	669	39,712
Ferguson PLC	629	51,043
Geberit AG	102	43,885
Kuehne + Nagel International AG	321	48,382
Schindler Holding AG	260	56,103
SGS SA	21	56,048
		337,369
Information Technology (0.1%):
Stmicroelectronics NV	1,120	25,025

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Materials (1.0%):
EMS-Chemie Holding AG	79	$50,796
Givaudan SA, Registered Shares	24	54,599
Glencore PLC	6,170	29,472
LafargeHolcim Ltd.	878	42,911
Sika AG, Registered Shares	360	49,969
		227,747
Telecommunication Services (0.3%):
Swisscom AG	140	62,681
		1,490,916
United Kingdom (8.8%):
Consumer Discretionary (1.4%):
Aptiv PLC	433	39,676
Compass Group PLC	2,287	48,842
InterContinental Hotels Group PLC	805	50,136
Kingfisher PLC	7,625	29,882
Next PLC	391	31,213
Persimmon PLC	1,025	34,259
Sky PLC	1,726	33,285
Whitbread PLC	783	40,903
		308,196
Consumer Staples (1.5%):
Associated British Foods PLC	1,128	40,752
British American Tobacco PLC	611	30,878
Diageo PLC	1,575	56,569
Imperial Tobacco Group PLC	1,167	43,455
Reckitt Benckiser Group PLC	512	42,150
Tesco PLC	14,324	48,518
Unilever PLC	909	50,280
		312,602
Energy (0.6%):
BP PLC	8,422	64,266
Royal Dutch Shell PLC, Class A	1,722	59,736
		124,002
Financials (2.3%):
3I Group PLC	3,457	41,081
Aviva PLC	8,641	57,465
Hargreaves Lansdown PLC	1,925	50,077
HSBC Holdings PLC	5,199	48,755
Legal & General Group PLC	17,537	61,553
Lloyds Banking Group PLC	53,520	44,526
London Stock Exchange Group PLC	950	56,045
Prudential PLC	1,867	42,730
Quilter PLC (b) (c)	3,731	7,135

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Schroders PLC	1,115	$46,462
Standard Life PLC	6,882	29,576
		485,405
Health Care (0.4%):
AstraZeneca PLC	446	30,914
Smith & Nephew PLC	2,721	50,193
		81,107
Industrials (1.3%):
Ashtead Group PLC	1,336	40,070
BAE Systems PLC	5,369	45,822
IHS Markit Ltd. (b)	935	48,237
International Consolidated Airlines Group SA	4,000	35,046
Intertek Group PLC	617	46,536
Melrose Industries PLC	7,829	21,945
RELX PLC	2,840	60,802
		298,458
Information Technology (0.2%):
Micro Focus International PLC	840	14,669
The Sage Group PLC	4,380	36,330
		50,999
Materials (0.3%):
Anglo American PLC	1,260	28,177
Rio Tinto PLC	673	37,306
		65,483
Telecommunication Services (0.2%):
BT Group PLC	12,711	36,530
Utilities (0.6%):
Centrica PLC	13,797	28,700
National Grid PLC	5,082	56,221
SSE PLC	2,693	48,149
		133,070
		1,895,852
United States (0.5%):
Consumer Discretionary (0.5%):
Autoliv, Inc.	209	29,933
Fiat Chrysler Automobiles NV	1,091	20,609
Lululemon athletica, Inc. (b)	386	48,192
		98,734
Total Common Stocks (Cost $20,402,170)		21,340,741
Rights (0.0%) (d)
Italy (0.0%): (d)
Financials (0.0%): (d)
Intesa Sanpaolo SpA Expires 7/17/18 @ $0.00 (b)	13,620	—	(e)

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Spain (0.0%): (d)
Energy (0.0%): (d)
Repsol SA Expires 7/09/18 @ $0.00 (b)	2,829	$1,606
Industrials (0.0%): (d)
ACS, Actividades de Construccion y Servicios SA Expires 7/09/18 @ $0.00 (b)	1,048	1,080
Total Rights (Cost $—)		2,686
Collateral for Securities Loaned (2.2%)
United States (2.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (f)	63,152	63,152
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (f)	57,413	57,413
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (f)	129,836	129,836
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (f)	28,703	28,703
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (f)	149,254	149,254
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (f)	51,666	51,666
Total Collateral for Securities Loaned (Cost $480,024)		480,024
Total Investments (Cost $20,882,194) — 101.5%		21,823,451
Liabilities in excess of other assets — (1.5)%		(326,037)
NET ASSETS — 100.00%		$21,497,414

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $242,246 and amounted to 1.1% of net assets.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rounds to less than $1.

(f)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2018.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	1	9/21/18	$97,824	$97,770	$(54)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(54)
	Total net unrealized appreciation (depreciation)				$(54)

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2018
Security Description	Shares	Value
Common Stocks (99.3%)
Brazil (3.5%):
Consumer Discretionary (0.3%):
Kroton Educacional S.A.	6,400	$15,393
Lojas Renner SA	3,420	25,921
Magazine Luiza SA	600	19,818
		61,132
Consumer Staples (0.8%):
Ambev SA	9,800	45,472
JBS SA	9,000	21,600
M Dias Branco SA	2,200	21,234
Natura Cosmeticos SA	2,700	21,091
Raia Drogasil SA	2,000	34,271
		143,668
Energy (0.1%):
Ultrapar Participacoes SA	2,200	26,088
Financials (0.4%):
B3 SA - Brasil Bolsa Balcao	5,258	27,749
Banco do Brasil SA	2,400	17,744
BB Seguridade Participacoes SA	5,200	32,824
		78,317
Health Care (0.1%):
Hypermarcas S.A.	4,100	29,213
Industrials (0.6%):
CCR SA	9,500	24,810
Embraer S.A.	4,100	25,669
Localiza Rent a Car SA	4,760	29,149
WEG SA	7,020	29,439
		109,067
Information Technology (0.1%):
Cielo SA	5,092	21,708
Materials (0.2%):
Vale SA	2,500	31,994
Real Estate (0.2%):
Multiplan Empreendimentos Imobiliarios SA	2,200	32,361
Telecommunication Services (0.2%):
TIM Participacoes SA	8,900	30,272
Utilities (0.5%):
Cia de Saneamento Basico do Estado de Sao Paulo	3,100	18,632
Engie Brasil Energia SA	4,400	38,868
Equatorial Energia SA - ORD	2,500	36,632
		94,132
		657,952

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Chile (2.7%):
Consumer Discretionary (0.2%):
SACI Falabella	5,278	$48,454
Consumer Staples (0.4%):
Cencosud SA	15,178	37,433
Cia Cervecerias Unidas SA	3,362	42,101
		79,534
Energy (0.2%):
Empresas COPEC SA	2,241	34,489
Financials (0.9%):
Banco de Chile	287,166	44,283
Banco de Credito e Inversiones	571	38,021
Banco Santander Chile	543,621	42,689
Sociedad Matriz del Banco de Chile SA, Class B	85,640	41,256
		166,249
Utilities (1.0%):
Aguas Andinas SA	76,039	41,547
Colbun SA	172,500	35,666
Enersis Chile	763,712	75,436
Enersis SA	220,248	38,690
		191,339
		520,065
China (14.0%):
Consumer Discretionary (1.2%):
ANTA Sports Products Ltd.	6,000	31,777
BAIC Motor Corp. Ltd., Class H (a)	17,000	16,252
BYD Co. Ltd. (b)	2,500	15,152
Dongfeng Motor Group Co. Ltd.	30,000	31,738
Great Wall Motor Co. Ltd., Class H	27,000	20,649
Guangzhou Automobile Group Co.	16,800	16,424
Hengten Networks Group Ltd. (c)	244,000	8,708
Minth Group Ltd.	6,000	25,352
Shenzhou International Group Holdings Ltd.	3,000	37,035
Zhongsheng Group Holdings Ltd. (b)	10,500	31,519
		234,606
Consumer Staples (0.4%):
Dali Foods Group Co. Ltd. (a)	42,000	32,388
Want Want China Holdings Ltd.	39,000	34,698
		67,086
Energy (0.9%):
China Coal Energy Co. Ltd.	70,000	28,998
China Petroleum & Chemical Corp., Class H	58,000	51,824
China Shenhua Energy Co. Ltd.	10,500	24,920

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
PetroChina Co. Ltd.	66,000	$50,223
Yanzhou Coal Mining Co. Ltd.	14,000	18,309
		174,274
Financials (2.9%):
Bank of China Ltd.	80,000	39,667
Bank of Communications Co. Ltd., Class H	64,000	49,027
China Cinda Asset Management Co.	99,000	31,800
China CITIC Bank Corp. Ltd.	56,000	35,047
China Construction Bank Corp.	38,000	35,116
China Galaxy Securities Co. Ltd.	53,000	27,225
China Huarong Asset Management Co. Ltd., Class H (a)	86,000	24,883
China International Capital Corp. Ltd., Class H (a)	12,400	22,096
China Life Insurance Co. Ltd.	14,000	36,136
China Reinsurance Group Corp.	242,000	53,055
Chongqing Rural Commercial Bank Co. Ltd.	38,000	22,620
CSC Financial Co. Ltd., Class H (a) (c)	59,000	41,963
People's Insurance Co. Group of China Ltd.	63,000	29,631
PICC Property & Casualty Co. Ltd., Class H	27,000	29,150
Ping An Insurance Group Co. of China Ltd.	3,000	27,609
Postal Savings Bank of China Co. Ltd., Class H (a) (c)	69,000	44,942
		549,967
Health Care (1.4%):
3SBio, Inc. (a)	13,000	29,528
China Medical System Holdings Ltd.	16,000	31,978
China Resources Pharmaceutical Group Ltd. (a)	28,500	39,451
Genscript Biotech Corp. (c)	4,000	11,064
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	12,000	52,922
Sihuan Pharmaceutical Holdings Group Ltd.	79,000	17,622
Sinopharm Group Co. Ltd.	10,800	43,432
Wuxi Biologics Cayman, Inc. (a) (c)	2,500	27,835
		253,832
Industrials (2.7%):
Beijing Capital International Airport Co. Ltd.	22,000	23,191
China Communications Construction Co. Ltd.	49,000	47,342
China Conch Venture Holdings Ltd.	14,000	51,215
China Railway Construction Corp. Ltd.	55,500	56,240
China Railway Group Ltd.	84,000	63,385
China Shipping Container Lines Co. Ltd. (c)	193,000	32,227
Country Garden Services Holdings Co. Ltd. (c)	1,264	1,621
Fosun International Ltd.	12,000	22,576
Haitian International Holdings Ltd.	10,000	23,606
Jiangsu Expressway Co. Ltd.	32,000	38,137
Sinopec Engineering Group Co. Ltd., Class H	34,000	35,537
Sinotrans Ltd.	48,000	25,329
Weichai Power Co. Ltd. (b)	22,000	30,341
Zhejiang Expressway Co. Ltd., Class H	40,000	35,690
Zhuzhou CSR Times Electric Co. Ltd.	6,000	28,526
		514,963

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Information Technology (1.1%):
AAC Technologies Holdings, Inc.	1,000	$14,085
BYD Electronic (International) Co. Ltd.	8,000	10,952
China Railway Signal & Communication Corp. Ltd. (a)	54,000	38,338
Kingsoft Corp. Ltd.	7,000	21,235
Legend Holdings Corp. (a)	6,800	20,715
Semiconductor Manufacturing International Corp. (c)	13,500	17,552
Sunny Optical Technology Group Co. Ltd.	1,000	18,610
Tencent Holdings Ltd.	600	30,117
TravelSky Technology Ltd.	10,000	29,125
		200,729
Materials (0.7%):
Aluminum Corp. of China Ltd. (c)	34,000	14,995
Anhui Conch Cement Co. Ltd.	5,500	31,547
BBMG Corp. (b)	64,000	23,657
China Hongqiao Group Ltd. (b)	14,000	13,205
China Molybdenum Co. Ltd. (b)	24,000	11,625
China National Building Material Co. Ltd.	22,000	21,789
Zijin Mining Group Co. Ltd.	52,000	19,884
		136,702
Real Estate (1.3%):
China Evergrande Group (c)	6,000	15,296
China Vanke Co. Ltd.	5,600	19,594
Cifi Holdings Group Co. Ltd.	22,000	13,993
Country Garden Holdings Co. Ltd.	11,000	19,349
Future Land Development Holdings Ltd.	20,000	18,100
Guangzhou R&f Properties, Class H	9,200	18,575
KWG Property Holding Ltd.	13,000	16,338
Logan Property Holdings Co. Ltd.	14,000	18,951
Longfor Properties Co. Ltd.	8,000	21,567
Red Star Macalline Group Corp. Ltd., Class H (a) (b)	22,200	29,938
Sino-Ocean Land Holdings Ltd.	31,500	18,309
Sunac China Holdings Ltd.	4,000	13,995
Zall Group Ltd. (c)	24,000	29,000
		253,005
Telecommunication Services (0.2%):
China Communications Services Corp. Ltd.	56,000	35,476
Utilities (1.2%):
CGN Power Co. Ltd., Class D (a)	226,000	58,478
China Longyuan Power Group Corp. Ltd.	70,000	56,390
Datang International Power Generation Co. Ltd. (c)	108,000	33,038
ENN Energy Holdings Ltd.	4,000	39,335
Huaneng Renewables Corp. Ltd.	114,000	37,925
		225,166
		2,645,806

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Colombia (1.5%):
Energy (0.2%):
Ecopetrol SA	38,034	$39,277
Financials (0.6%):
Bancolombia SA	3,993	48,146
Grupo de INV Suramericana	5,193	66,658
		114,804
Materials (0.3%):
Grupo Argos SA	8,911	60,416
Utilities (0.4%):
Interconexion Electrica SA ESP	15,328	75,875
		290,372
Czech Republic (0.4%):
Financials (0.4%):
Komercni Banka AS	1,651	69,515
Egypt (0.3%):
Financials (0.3%):
Commercial International Bank	10,139	48,467
Greece (0.3%):
Consumer Discretionary (0.3%):
OPAP SA	4,583	51,803
Hong Kong (1.1%):
Consumer Discretionary (0.1%):
Geely Automobile Holdings Ltd.	7,000	18,157
Consumer Staples (0.4%):
Health And Happiness H&H International Holdings Ltd. (c)	4,000	27,583
Hengan International Group Co. Ltd.	4,500	43,306
		70,889
Energy (0.3%):
CNOOC Ltd.	31,000	53,501
Health Care (0.2%):
CSPC Pharmaceutical Group Ltd.	14,000	42,292
Real Estate (0.1%):
Agile Group Holdings Ltd.	12,000	20,435
		205,274
Hungary (0.6%):
Energy (0.2%):
MOL Hungarian Oil & Gas PLC	4,076	39,428
Financials (0.2%):
OTP Bank Public Co. Ltd.	1,138	41,291

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Health Care (0.2%):
Richter Gedeon Nyrt.	2,013	$36,841
		117,560
India (13.9%):
Consumer Discretionary (1.9%):
Bajaj Auto Ltd.	1,167	47,871
Bharat Forge Ltd.	3,268	29,226
Bosch Ltd.	179	45,749
Future Retail Ltd. (c)	3,073	25,780
Motherson Sumi Systems Ltd.	8,288	34,442
MRF Ltd.	41	44,869
Page Industries Ltd.	94	38,163
Rajesh Exports Ltd.	3,749	32,915
Tata Motors Ltd. (c)	6,779	26,647
Zee Entertainment Enterprises Ltd.	5,156	40,937
		366,599
Consumer Staples (2.2%):
Britannia Industries Ltd.	762	69,112
Colgate-Palmolive (India) Ltd.	3,621	62,623
Dabur India Ltd.	10,580	60,451
Emami Ltd.	4,974	38,418
Godrej Consumer Products Ltd.	2,244	40,147
Marico Ltd.	10,913	52,829
Nestle India Ltd.	467	66,871
United Breweries Ltd.	1,891	31,781
		422,232
Energy (0.6%):
Coal India Ltd.	9,005	34,746
Petronet LNG Ltd.	10,007	32,018
Reliance Industries Ltd.	3,314	47,040
		113,804
Financials (1.7%):
Bajaj Finserv Ltd.	531	45,118
Bank of Baroda (c)	10,491	17,250
Housing Development Finance Corp. Ltd.	1,847	51,442
ICICI Bank Ltd.	8,255	33,184
ICICI Prudential Life Insurance Co. Ltd. (a)	6,114	33,671
Indiabulls Housing Finance Ltd.	1,940	32,352
Kotak Mahindra Bank Ltd.	3,285	64,393
Yes Bank Ltd.	7,544	37,401
		314,811
Health Care (1.3%):
Aurobindo Pharma Ltd.	3,825	33,895
Biocon Ltd.	2,472	22,355
Cadila Healthcare Ltd. (c)	6,135	33,796
Divi's Laboratories Ltd.	1,578	23,922

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Dr. Reddy's Laboratories Ltd.	956	$31,188
Lupin Ltd.	2,686	35,434
Piramal Enterprises Ltd.	1,069	39,575
Torrent Pharmaceuticals Ltd.	1,668	34,114
		254,279
Industrials (1.4%):
ABB India Ltd.	2,240	38,532
Adani Enterprises Ltd.	9,979	16,481
Adani Ports And Special Economic Zone	7,109	38,720
Container Corp. of India Ltd.	4,116	39,186
Eicher Motors Ltd.	98	40,897
Havells India Ltd.	4,594	36,435
Larsen & Toubro Ltd.	2,534	47,163
		257,414
Information Technology (1.7%):
HCL Technologies Ltd.	3,351	45,305
Infosys Ltd.	2,355	44,935
Larsen & Toubro Infotech Ltd. (a)	1,461	35,643
Oracle Financial Services (c)	901	53,588
Tata Consultancy Services Ltd.	2,162	58,310
Tech Mahindra Ltd.	4,150	39,704
Wipro Ltd.	11,475	43,800
		321,285
Materials (2.4%):
ACC Ltd.	1,847	36,123
Ambuja Cements Ltd.	13,133	39,767
Asian Paints Ltd.	3,211	59,264
Berger Paints India Ltd.	9,952	40,819
Dalmia Bharat Ltd.	919	30,585
Grasim Industries Ltd.	2,168	31,862
Hindustan Zinc Ltd.	7,813	31,304
JSW Steel Ltd.	7,839	37,393
Pidilite Industries Ltd.	3,456	53,648
Ultra Tech Cement Ltd.	736	41,023
UPL Ltd. (c)	3,397	30,683
Vedanta Ltd.	7,157	24,675
		457,146
Real Estate (0.1%):
DLF Ltd.	7,200	19,842
Telecommunication Services (0.3%):
Bharti Airtel Ltd.	5,145	28,684
Bharti Infratel Ltd.	6,194	27,173
		55,857

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Utilities (0.3%):
Adani Transmission Ltd. (c)	8,080	$18,416
NHPC Ltd.	98,765	33,806
		52,222
		2,635,491
Indonesia (3.2%):
Consumer Discretionary (0.2%):
PT Astra International TBK	83,100	38,287
Consumer Staples (1.1%):
PT Gudang Garam TBK	5,700	26,759
PT Hanjaya Mandala Sampoerna TBK	102,600	25,641
PT Indofood CBP Sukses Makmur TBK	85,300	52,699
PT Indofood Sukses Makmur TBK	101,400	47,072
PT Unilever Indonesia TBK	16,100	51,812
		203,983
Energy (0.2%):
PT Adaro Energy TBK	171,300	21,405
PT United Tractors TBK	11,500	25,368
		46,773
Financials (0.8%):
PT Bank Central Asia TBK	33,300	49,921
PT Bank Mandiri Persero TBK	81,900	39,163
PT Bank Negara Indonesia Persero TBK	64,800	31,891
PT Bank Rakyat Indonesia Persero TBK	172,100	34,120
		155,095
Health Care (0.2%):
PT Kalbe Farma TBK	420,600	35,821
Materials (0.5%):
Chandra Asri Petrochemical TBK PT	59,900	23,417
PT Indah Kiat Pulp & Paper Corp. TBK (c)	25,400	32,980
PT Indocement Tunggal Prakarsa TBK	17,300	16,485
PT Semen Indonesia Persero TBK	38,500	19,149
		92,031
Telecommunication Services (0.2%):
PT Telekomunikasi Indonesia Persero TBK	167,900	43,953
		615,943
Korea, Republic Of (7.0%):
Consumer Discretionary (0.8%):
Coway Co. Ltd.	411	31,939
Hankook Tire Co. Ltd.	765	28,900
Hanon Systems	2,123	20,194
Hyundai Motor Co.	252	28,379
Kangwon Land, Inc.	1,505	35,316
		144,728

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Consumer Staples (0.7%):
AMOREPACIFIC Group	209	$23,162
E-MART, Inc.	105	23,979
KT&G Corp.	463	44,455
LG Household & Health Care Ltd.	33	41,339
		132,935
Energy (0.5%):
GS Holdings Corp.	616	30,070
SK Innovation Co. Ltd.	196	35,528
S-Oil Corp.	293	28,790
		94,388
Financials (1.2%):
Hana Financial Group, Inc.	749	28,800
Industrial Bank of Korea	2,869	39,647
KB Financial Group, Inc.	671	31,792
Samsung Fire & Marine Insurance Co. Ltd.	186	44,063
Shinhan Financial Group Co. Ltd.	1,101	42,779
Woori Bank	2,742	40,107
		227,188
Health Care (0.1%):
Celltrion, Inc. (c)	54	14,706
Industrials (0.7%):
Hyundai Engineering & Construction Co. Ltd.	785	40,504
Hyundai Glovis Co. Ltd.	291	30,160
LG Corp.	493	31,896
Samsung C&T Corp.	329	34,394
		136,954
Information Technology (1.2%):
Kakao Corp.	199	20,446
LG Display Co. Ltd.	1,198	19,673
NAVER Corp.	51	34,918
NCSoft Corp.	64	21,307
Netmarble Games Corp. (a)	176	24,085
Samsung Electronics Co. Ltd.	850	35,582
Samsung SDI Co. Ltd.	145	27,845
Samsung SDS Co. Ltd.	118	21,230
SK Hynix, Inc.	357	27,454
		232,540
Materials (0.9%):
Hanwha Chemical Corp.	1,076	21,097
Hyundai Steel Co.	783	36,958
Korea Zinc Co. Ltd.	82	28,402
LG Chem Ltd.	95	28,430
Lotte Chemical Corp.	79	24,670
POSCO	102	30,113
		169,670

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Telecommunication Services (0.6%):
KT Corp.	2,145	$52,740
LG Uplus Corp.	2,513	31,570
SK Telecom Co. Ltd.	181	37,844
		122,154
Utilities (0.3%):
Korea Electric Power Corp.	1,867	53,611
		1,328,874
Malaysia (8.2%):
Consumer Discretionary (0.4%):
Genting Berhad	21,800	45,403
Genting Malaysia Berhad	28,600	34,564
		79,967
Consumer Staples (1.9%):
IOI Corp. Berhad	58,700	65,997
Kuala Lumpur Kepong Berhad	21,700	129,835
Nestle Malaysia Berhad	1,800	65,750
PPB Group Berhad	21,300	103,810
		365,392
Energy (0.3%):
Petronas Dagangan Berhad	8,800	54,047
Financials (1.8%):
CIMB Group Holdings Berhad	28,200	38,061
Hong Leong Bank Berhad	9,400	42,368
Malayan Banking Berhad	39,000	86,924
Public Bank Berhad	20,300	117,436
RHB Capital Berhad	42,497	57,463
		342,252
Health Care (0.5%):
Hartalega Holdings Berhad	22,200	32,931
IHH Healthcare Berhad	44,200	66,771
		99,702
Industrials (0.9%):
AirAsia BHD	36,500	27,027
Dialog Group Berhad	66,400	50,811
MISC BHD	34,300	50,286
Sime Darby BHD	51,200	31,065
		159,189
Materials (0.6%):
Petronas Chemicals Group Berhad	36,700	76,436
Press Metal Aluminium Holdings BHD	29,200	31,528
		107,964
Telecommunication Services (1.0%):
Axiata Group Berhad	42,400	39,901
DiGi.Com Berhad	44,100	45,323

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Maxis Berhad	62,200	$84,104
Telekom Malaysia Berhad	34,900	26,880
		196,208
Utilities (0.8%):
Petronas Gas Berhad	8,600	36,845
Tenaga Nasional Berhad	24,400	88,463
YTL Corp. BHD	110,494	30,921
		156,229
		1,560,950
Mexico (4.2%):
Consumer Staples (1.6%):
Arca Continental SAB de CV	7,837	48,256
Becle SAB de CV (b)	25,803	37,336
Gruma SAB de CV, Class B	3,643	44,566
Grupo Bimbo Sab	25,783	50,240
Grupo Lala SAB de CV (b)	29,191	30,109
Kimberly-Clark de Mexico SAB de CV, Series A	24,117	40,751
Wal-Mart de Mexico SAB de CV	18,798	49,572
		300,830
Financials (0.8%):
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	35,478	47,940
Grupo Elektra SAB de CV (b)	1,317	35,935
Grupo Financiero Banorte SAB de CV	6,244	36,816
Grupo Financiero Inbursa SAB de CV	25,775	36,088
		156,779
Industrials (1.0%):
Grupo Aeroportuario del Pacifico SAB de CV	5,348	49,530
Grupo Aeroportuario del Sureste SAB de CV	2,481	39,406
Grupo Carso SAB de CV	13,315	44,964
Promotora y Operadora de Infraestructura SAB de CV	5,861	52,377
		186,277
Materials (0.6%):
Grupo Mexico SAB de CV, Series B	13,721	38,968
Industrias Penoles SAB de CV	1,612	28,906
Mexichem SA de CV	15,116	43,721
		111,595
Utilities (0.2%):
Infraestructura Energetica, Class N	11,111	49,602
		805,083
Philippines (2.9%):
Consumer Discretionary (0.2%):
Jollibee Foods Corp.	8,000	39,438

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Consumer Staples (0.1%):
Universal Robina Corp.	12,090	$27,421
Financials (0.9%):
Ayala Corp.	1,935	33,368
Bank of the Philippine Islands	23,746	39,391
BDO Unibank, Inc.	15,000	35,286
GT Capital Holdings, Inc.	1,445	24,648
Metropolitan Bank & Trust Co.	22,040	30,323
		163,016
Industrials (0.7%):
Aboitiz Equity Ventures, Inc.	26,820	27,398
DMCI Holdings, Inc.	158,000	31,097
International Container Terminal Services, Inc.	22,660	32,833
SM Investments Corp.	2,317	38,001
		129,329
Real Estate (0.4%):
Ayala Land, Inc.	52,300	37,154
SM Prime Holdings, Inc.	61,400	41,374
		78,528
Telecommunication Services (0.3%):
Globe Telecom, Inc.	1,160	33,484
PLDT, Inc.	1,250	30,225
		63,709
Utilities (0.3%):
Manila Electric Co.	7,800	51,990
		553,431
Poland (1.8%):
Consumer Discretionary (0.2%):
Cyfrowy Polsat SA	6,400	39,559
Energy (0.3%):
Polski Koncern Naftowy Orlen SA	1,047	23,509
Polskie Gornictwo Naftowe i Gazownictwo SA	23,396	35,684
		59,193
Financials (1.1%):
Bank Pekao SA	1,226	37,006
Bank Zachodni WBK SA	316	28,159
ING Bank Slaski SA	1,004	48,005
mBank SA	249	26,591
Powszechna Kasa Oszczednosci Bank Polski SA (c)	3,667	36,232
Powszechny Zaklad Ubezpieczen na Zycie SA	3,479	36,224
		212,217
Utilities (0.2%):
PGE SA (c)	11,612	28,970
		339,939

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Qatar (1.7%):
Financials (0.8%):
Masraf Al Rayan QSC	3,634	$34,872
Qatar Islamic Bank SAQ	1,754	55,897
Qatar National Bank SAQ	1,374	57,376
		148,145
Industrials (0.3%):
Industries Qatar QSC	1,537	45,181
Real Estate (0.3%):
Barwa Real Estate Co.	4,146	38,954
Ezdan Holding Group QSC (c)	7,168	16,148
		55,102
Telecommunication Services (0.1%):
Ooredoo QSC	1,257	25,109
Utilities (0.2%):
Qatar Electricity & Water Co. QSC	772	39,866
		313,403
Russian Federation (2.3%):
Consumer Staples (0.1%):
Magnit PJSC	282	20,659
Energy (0.2%):
Tatneft PAO	3,020	32,511
Materials (1.2%):
ALROSA AO	26,200	41,726
Magnitogorsk Iron & Steel Works OJSC	46,700	31,646
MMC Norilsk Nickel PJSC	190	34,492
Novolipetsk Steel OJSC	14,790	35,765
Polyus PJSC	469	31,416
Severstal PJSC	3,010	44,586
		219,631
Telecommunication Services (0.2%):
Mobile TeleSystems PJSC	7,360	32,597
Utilities (0.6%):
Federal Grid Co. Unified Energy System PJSC	14,680,000	43,836
Inter RAO UES PJSC	684,000	44,663
RusHydro PJSC	3,060,000	32,924
		121,423
		426,821
South Africa (4.7%):
Consumer Discretionary (0.5%):
Imperial Holdings Ltd.	1,262	18,032
Mr. Price Group Ltd.	1,290	21,289
Naspers Ltd.	117	29,741

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
The Foschini Group Ltd.	1,361	$17,273
Truworths International Ltd.	3,061	17,247
		103,582
Consumer Staples (1.0%):
AVI Ltd.	5,043	39,800
Bid Corp. Ltd.	1,559	31,306
Clicks Group Ltd.	2,483	35,593
Shoprite Holdings Ltd.	1,455	23,413
The SPAR Group Ltd.	2,094	28,320
Tiger Brands Ltd.	1,409	34,059
		192,491
Energy (0.1%):
Exxaro Resources Ltd.	2,417	22,160
Financials (1.7%):
Barclays Africa Group Ltd.	1,797	20,970
Capitec Bank Holdings Ltd.	406	25,705
Discovery Ltd.	2,417	26,004
FirstRand Ltd.	5,808	27,066
Investec Ltd.	5,698	39,923
Nedbank Group Ltd.	1,456	26,505
Rand Merchant Investment Holdings Ltd.	12,591	34,393
Remgro Ltd.	2,179	32,469
RMB Holdings Ltd.	5,573	30,808
Sanlam Ltd.	4,093	20,919
Standard Bank Group Ltd.	2,015	28,200
		312,962
Health Care (0.2%):
Aspen Pharmacare Holdings Ltd.	1,596	30,060
Industrials (0.1%):
The Bidvest Group Ltd.	1,694	24,342
Materials (0.8%):
Assore Ltd.	750	16,004
Kumba Iron Ore Ltd.	822	17,673
Mondi Ltd.	1,590	43,095
Sappi Ltd.	5,603	37,394
Sasol Ltd.	1,104	40,493
		154,659
Telecommunication Services (0.3%):
MTN Group Ltd.	3,800	29,907
Vodacom Group Ltd.	2,958	26,492
		56,399
		896,655
See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Taiwan (13.7%):
Consumer Discretionary (0.8%):
Cheng Shin Rubber Industry Co. Ltd.	35,000	$52,646
Hotai Motor Co. Ltd.	4,000	35,234
Pou Chen Corp.	49,000	56,905
		144,785
Consumer Staples (0.6%):
President Chain Store Corp.	5,000	56,673
Uni-President Enterprises Corp.	23,000	58,402
		115,075
Energy (0.2%):
Formosa Petrochemical Corp.	11,000	44,206
Financials (4.8%):
Cathay Financial Holding Co. Ltd.	29,000	51,184
Chang Hwa Commercial Bank Ltd.	166,380	96,612
China Development Financial Holding Corp.	147,000	53,771
CTBC Financial Holding Co. Ltd.	83,800	60,344
E.Sun Financial Holding Co. Ltd.	154,546	107,739
First Financial Holding Co. Ltd.	128,753	87,012
Fubon Financial Holding Co. Ltd.	35,000	58,674
Hua Nan Financial Holdings Co. Ltd.	169,958	98,968
Mega Financial Holding Co. Ltd.	83,000	73,247
Taishin Financial Holding Co. Ltd.	150,000	70,862
Taiwan Cooperative Financial Holding Co. Ltd.	158,711	92,940
Yuanta Financial Holding Co. Ltd.	143,000	65,209
		916,562
Industrials (0.8%):
Far Eastern New Century Corp.	68,000	64,471
Hiwin Technologies Corp.	2,000	23,620
Taiwan High Speed Rail Corp.	84,000	65,862
		153,953
Information Technology (3.4%):
Advantech Co. Ltd.	6,000	39,564
ASE Technology Holding Co. Ltd. (c)	16,500	38,757
Asustek Computer, Inc.	5,000	45,683
AU Optronics Corp.	92,000	38,934
Catcher Technology Co. Ltd.	2,000	22,374
Delta Electronics, Inc.	12,000	43,107
Formosa Sumco Technology Corp.	4,000	18,831
Foxconn Technology Co. Ltd.	17,100	41,850
Hon Hai Precision Industry Co. Ltd.	14,000	38,213
Innolux Corp.	83,000	29,816
MediaTek, Inc.	3,000	29,526
Nanya Technology Corp.	10,000	27,295
Pegatron Corp.	15,000	30,854
Quanta Computer, Inc.	18,000	31,592
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	42,615

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
United Microelectronics Corp. (d)	71,000	$39,481
Vanguard International	15,000	34,348
Win Semiconductors Corp.	2,000	14,402
Yageo Corp.	1,000	36,907
		644,149
Materials (1.7%):
China Steel Corp.	100,000	77,751
Formosa Chemicals & Fibre	13,000	51,817
Formosa Plastics Corp.	16,000	59,051
Nan Ya Plastics Corp.	24,000	68,657
Taiwan Cement Corp.	48,000	66,689
		323,965
Telecommunication Services (1.4%):
Chunghwa Telecom Co. Ltd.	25,000	90,217
Far EasTone Telecommunications Co. Ltd.	32,000	82,725
Taiwan Mobile Co. Ltd.	23,000	83,377
		256,319
		2,599,014
Thailand (6.6%):
Consumer Discretionary (0.4%):
Home Product Center Public Co. Ltd.	81,100	32,812
Minor International Public Co. Ltd.	36,500	35,817
		68,629
Consumer Staples (0.6%):
Charoen Pokphand Foods Public Co. Ltd.	63,700	46,544
CP ALL Public Co. Ltd.	24,900	55,258
		101,802
Energy (0.8%):
Banpu PCL	55,400	32,618
Energy Absolute Public Co. Ltd.	17,000	16,810
IRPC Public Co. Ltd.	189,100	33,115
PTT PCL	30,500	44,203
Thai Oil PCL	12,500	29,344
		156,090
Financials (1.1%):
Bangkok Bank Public Co. Ltd.	11,100	65,521
Kasikornbank Public Co. Ltd.	7,400	43,345
Krung Thai Bank Public Co. Ltd.	109,700	55,314
The Siam Commercial Bank Public Co. Ltd.	13,500	48,301
		212,481
Health Care (0.5%):
Bangkok Dusit Medical Services Public Co. Ltd.	80,100	60,462
Bumrungrad Hospital Public Co. Ltd.	6,000	30,163
		90,625

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Industrials (0.7%):
Airports of Thailand PCL	20,700	$39,375
Bangkok Expressway & Metro PCL	255,700	57,517
Berli Jucker PCL	19,300	29,428
		126,320
Materials (0.7%):
Indorama Ventures Public Co. Ltd.	22,900	37,855
PTT Global Chemical Public Co. Ltd.	17,200	37,911
The Siam Cement Public Co. Ltd.	4,650	58,125
		133,891
Real Estate (0.4%):
Central Pattana Public Co. Ltd.	18,100	38,118
Land & Houses Public Co. Ltd.	128,900	43,979
		82,097
Telecommunication Services (0.7%):
Advanced Info Service Public Co. Ltd.	9,700	54,182
Intouch Holdings Public Co. Ltd.	36,300	58,363
Total Access Communication Public Co. Ltd.	17,300	19,196
		131,741
Utilities (0.7%):
Electricity Generating Public Co. Ltd.	7,800	52,754
Global Power Synergy PCL	11,100	23,209
Glow Energy Public Co. Ltd.	21,600	61,793
		137,756
		1,241,432
Turkey (2.1%):
Consumer Discretionary (0.3%):
Ford Otomotiv Sanayi AS	2,243	29,950
Tofas Turk Otomobil Fabrikasi AS	5,489	28,768
		58,718
Consumer Staples (0.2%):
BIM Birlesik Magazalar AS	2,527	36,963
Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS	1,237	29,101
Financials (0.7%):
Akbank TAS	13,280	21,754
Haci Omer Sabanci Holding AS	15,311	29,449
Turkiye Garanti Bankasi AS	11,137	20,329
Turkiye Is Bankasi	16,778	20,832
Turkiye Vakiflar Bankasi T.A.O. (c)	16,242	17,371
Yapi ve Kredi Bankasi AS (c)	42,177	22,785
		132,520

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Industrials (0.4%):
Aselsan Elektronik Sanayi ve Ticaret AS	2,626	$13,236
Enka Insaat ve Sanayi AS	39,574	40,256
KOC Holding AS	9,403	29,126
		82,618
Materials (0.2%):
Eregli Demir ve Celik Fabrikalari TAS	12,056	26,786
Telecommunication Services (0.1%):
Turkcell Iletisim Hizmetleri AS	8,965	23,766
		390,472
United Arab Emirates (2.6%):
Financials (1.3%):
Abu Dhabi Commercial Bank PJSC	27,741	53,325
Dubai Islamic Bank PJSC	53,979	71,574
Emirates NBD PJSC	21,880	58,322
National Bank of Abu Dhabi PJSC	21,756	71,971
		255,192
Industrials (0.2%):
DP World Ltd.	1,541	35,443
Real Estate (0.8%):
Aldar Properties PJSC	93,886	51,636
DAMAC Properties Dubai Co. PJSC	31,906	17,809
Emaar Malls Group PJSC	78,765	45,893
Emaar Properties PJSC	23,777	31,851
		147,189
Telecommunication Services (0.3%):
Emirates Telecom Group Co.	13,419	59,006
		496,830
Total Common Stocks (Cost $18,253,255)		18,811,152
Rights (0.0%) (f)
Russian Federation (0.0%): (e)
Utilities (0.0%): (e)
RusHydro PJSC Expires 12/31/49 @ $0.00	100,594	—	(f)
Total Rights (Cost $—)		—
Collateral for Securities Loaned (0.7%)
United States (0.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (g)	17,038	17,038
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (h)	15,490	15,490
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (g)	35,029	35,029
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (g)	7,744	7,744

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (h)	40,267	$40,267
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (g)	13,939	13,939
Total Collateral for Securities Loaned (Cost $129,507)		129,507
Total Investments (Cost $18,382,762) — 100.0%		18,940,659
Other assets in excess of liabilities — 0.0%		8,833
NET ASSETS — 100.00%		$18,949,492

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $520,206 and amounted to 2.7% of net assets.

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.2% of the Fund's net assets as of June 30, 2018. This security is classified as Level 2 within the fair value hierarchy. (See Note 1)

(e)  Amount represents less than 0.05% of net assets.

(f)  Rounds to less than $1.

(g)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2018.

PCL — Public Company Limited

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	2	9/28/18	$114,048	$106,330	$(7,718)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(7,718)
	Total net unrealized appreciation (depreciation)				$(7,718)

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2018
Security Description	Shares	Value
Common Stocks (99.4%)
Consumer Discretionary (14.3%):
Carnival Corp., Class A	21,953	$1,258,126
Cinemark Holdings, Inc.	24,520	860,162
Darden Restaurants, Inc.	13,334	1,427,538
Foot Locker, Inc.	11,347	597,420
Ford Motor Co.	124,389	1,376,987
Genuine Parts Co.	13,224	1,213,831
Harley-Davidson, Inc.	22,931	964,936
Kohl's Corp.	13,398	976,715
L Brands, Inc.	14,706	542,357
Las Vegas Sands Corp.	19,068	1,456,032
Leggett & Platt, Inc.	29,076	1,297,953
Macy's, Inc.	22,101	827,240
McDonald's Corp.	11,556	1,810,710
Newell Brands, Inc.	18,847	486,064
Nordstrom, Inc.	17,417	901,852
Omnicom Group, Inc. (a)	16,162	1,232,675
Target Corp.	12,610	959,873
The Gap, Inc. (a)	24,657	798,640
The Interpublic Group of Co., Inc.	36,816	862,967
Williams-Sonoma, Inc. (a)	15,314	939,973
		20,792,051
Consumer Staples (13.2%):
Altria Group, Inc.	20,416	1,159,425
Archer-Daniels-Midland Co.	35,473	1,625,728
Campbell Soup Co. (a)	22,894	928,123
Costco Wholesale Corp.	7,327	1,531,197
CVS Health Corp.	16,107	1,036,485
General Mills, Inc.	25,890	1,145,891
Kellogg Co.	19,040	1,330,325
Kimberly-Clark Corp.	14,517	1,529,221
Philip Morris International, Inc.	14,919	1,204,560
The Clorox Co. (a)	11,562	1,563,761
The Hershey Co.	16,242	1,511,481
The J.M. Smucker Co.	8,701	935,183
The Kraft Heinz Co.	26,630	1,672,896
The Procter & Gamble Co.	25,681	2,004,658
		19,178,934
Electric Utilities (15.1%):
Alliant Energy Corp. (a)	50,078	2,119,301
American Electric Power Co., Inc.	31,412	2,175,281
Duke Energy Corp.	29,692	2,348,043
Evergy, Inc.	36,710	2,061,267
Eversource Energy	30,550	1,790,536
Exelon Corp.	50,508	2,151,641
OGE Energy Corp.	56,982	2,006,336
PG&E Corp.	22,483	956,876

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Pinnacle West Capital Corp.	24,492	$1,973,076
PPL Corp. (a)	62,574	1,786,488
Xcel Energy, Inc.	49,282	2,251,202
		21,620,047
Energy (13.0%):
Andeavor	13,829	1,814,088
Apache Corp. (a)	22,206	1,038,131
Cheniere Energy Partners LP Holdings LLC	51,354	1,615,083
Chevron Corp.	13,375	1,691,001
Exxon Mobil Corp.	24,847	2,055,592
Marathon Petroleum Corp.	19,857	1,393,167
Occidental Petroleum Corp.	25,633	2,144,970
ONEOK, Inc.	23,202	1,620,196
Phillips 66	17,783	1,997,209
The Williams Cos., Inc.	53,525	1,451,063
Valero Energy Corp.	16,488	1,827,365
		18,647,865
Financials (14.2%):
American Financial Group, Inc.	12,780	1,371,677
Cincinnati Financial Corp.	19,741	1,319,883
CME Group, Inc.	9,900	1,622,808
CNA Financial Corp.	27,079	1,236,969
Erie Indemnity Co., Class A	11,612	1,361,623
First American Financial Corp.	28,574	1,477,847
FNB Corp.	86,652	1,162,870
Invesco Ltd.	41,304	1,097,034
New York Community Bancorp, Inc.	96,698	1,067,546
Old Republic International Corp.	67,172	1,337,395
PacWest Bancorp	22,194	1,096,827
People's United Financial, Inc.	80,426	1,454,907
Principal Financial Group, Inc.	22,364	1,184,174
Prudential Financial, Inc.	12,300	1,150,173
Umpqua Holdings Corp. (a)	56,480	1,275,883
Wells Fargo & Co.	23,685	1,313,096
		20,530,712
Health Care (1.7%):
Cardinal Health, Inc.	15,048	734,794
Pfizer, Inc.	48,585	1,762,664
		2,497,458
Industrials (7.8%):
Eaton Corp. PLC	18,734	1,400,180
Emerson Electric Co.	22,468	1,553,438
Fastenal Co. (a)	21,688	1,043,843
Nielsen Holdings PLC	31,475	973,522
PACCAR, Inc.	19,316	1,196,819
TransDigm Group, Inc.	4,439	1,532,076

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
United Parcel Service, Inc., Class B	13,519	$1,436,123
Watsco, Inc. (a)	11,027	1,965,894
		11,101,895
Information Technology (1.6%):
Paychex, Inc.	23,229	1,587,702
Seagate Technology PLC (a)	12,467	704,011
		2,291,713
Materials (5.1%):
International Paper Co.	26,217	1,365,381
Lyondellbasell Industries NV, Class A (a)	11,927	1,310,181
RPM International, Inc.	28,976	1,689,880
Sonoco Products Co.	33,795	1,774,237
WestRock Co.	20,728	1,181,911
		7,321,590
Multi-Utilities (11.2%):
CenterPoint Energy, Inc.	68,769	1,905,589
Consolidated Edison, Inc.	27,970	2,181,101
Dominion Resources, Inc.	28,368	1,934,130
DTE Energy Co.	20,087	2,081,616
MDU Resources Group, Inc.	62,528	1,793,303
Public Service Enterprise Group, Inc.	40,450	2,189,963
Vectren Corp.	25,593	1,828,620
WEC Energy Group, Inc.	34,327	2,219,240
		16,133,562
Telecommunication Services (2.2%):
AT&T, Inc.	34,382	1,104,006
CenturyLink, Inc.	37,665	702,076
Verizon Communications, Inc.	28,042	1,410,793
		3,216,875
Total Common Stocks (Cost $138,472,691)		143,332,702
Collateral for Securities Loaned (4.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (b)	811,262	811,262
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (b)	737,538	737,538
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (b)	1,667,881	1,667,881
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (b)	368,725	368,725
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (b)	1,917,318	1,917,318
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (b)	663,706	663,706
Total Collateral for Securities Loaned (Cost $6,166,430)		6,166,430
Total Investments (Cost $144,639,121) — 103.7%		149,499,132
Liabilities in excess of other assets — (3.7)%		(5,311,848)
NET ASSETS — 100.00%		$144,187,284

(a)  All or a portion of this security is on loan.

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018

(b)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2018.

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	5	9/21/18	$690,148	$680,400	$(9,748)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(9,748)
	Total net unrealized appreciation (depreciation)				$(9,748)

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2018
Security Description	Shares	Value
Common Stocks (99.5%)
Consumer Discretionary (17.6%):
Bassett Furniture Industries, Inc.	9,679	$266,656
Brinker International, Inc.	9,372	446,107
Capella Education Co.	3,183	314,162
Chico's FAS, Inc.	25,228	205,356
Core-Mark Holding Co., Inc.	10,168	230,814
DSW, Inc., Class A (a)	12,921	333,620
Entravision Communications Corp., Class A	60,158	300,790
Ethan Allen Interiors, Inc. (a)	15,674	384,013
Flexsteel Industries, Inc.	8,366	333,803
GameStop Corp., Class A (a)	20,665	301,089
Haverty Furniture Cos., Inc.	15,326	331,042
LCI Industries (a)	3,482	313,902
Marcus Corp. (a)	15,274	496,405
MDC Holdings, Inc.	13,194	405,980
Meredith Corp. (a)	5,927	302,277
Nacco Industries, Inc.	3,687	124,436
Nutrisystem, Inc.	7,353	283,090
PetMed Express, Inc. (a)	4,654	205,009
Sonic Corp. (a)	18,778	646,339
Sturm Ruger & Co.	5,782	323,792
The Buckle, Inc. (a)	11,269	303,136
The Cheesecake Factory, Inc. (a)	8,529	469,607
Wingstop, Inc. (a)	7,236	377,140
		7,698,565
Consumer Staples (4.8%):
B&G Foods, Inc. (a)	10,646	318,315
Ingles Markets, Inc., Class A (a)	7,298	232,076
John B. Sanfilippo & Son, Inc. (a)	6,987	520,183
Medifast, Inc.	3,732	597,717
Weis Markets, Inc.	8,179	436,268
		2,104,559
Financials (22.5%):
AMERISAFE, Inc.	8,420	486,255
Capitol Federal Financial, Inc.	53,265	700,968
Cohen & Steers, Inc. (a)	14,054	586,192
FBL Financial Group, Inc., Class A	5,341	420,604
Hanmi Financial Corp.	15,965	452,608
Hope Bancorp, Inc.	24,716	440,686
Mercury General Corp. (a)	9,382	427,444
Northwest Bancshares, Inc.	37,632	654,420
Park National Corp. (a)	5,339	594,872
ProAssurance Corp.	10,044	356,060
Provident Financial Services, Inc.	20,362	560,566
RLI Corp.	8,560	566,586
Safety Insurance Group, Inc.	8,352	713,261
Southside Bancshares, Inc.	15,651	527,126

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Stewart Information Services	11,499	$495,262
Trustmark Corp. (a)	16,502	538,460
Waddell & Reed Financial, Inc., Class A	20,731	372,536
Washington Trust BanCorp, Inc.	7,914	459,803
Westamerica BanCorp (a)	8,246	465,981
		9,819,690
Health Care (3.6%):
Meridian Bioscience, Inc.	26,782	425,834
National Healthcare Corp.	7,653	538,617
Owens & Minor, Inc. (a)	14,856	248,244
Patterson Co., Inc. (a)	15,750	357,053
		1,569,748
Industrials (20.3%):
American Railcar Industries, Inc.	11,348	448,019
Argan, Inc.	6,498	266,093
Brady Corp., Class A	14,746	568,458
Ennis, Inc.	22,714	462,230
GATX Corp. (a)	7,426	551,232
H&E Equipment Services, Inc.	7,330	275,681
Herman Miller, Inc.	12,121	410,902
Hillenbrand, Inc.	11,357	535,483
HNI Corp. (a)	7,972	296,558
Insperity, Inc.	4,901	466,820
Insteel Industries, Inc.	10,931	365,095
KBR, Inc.	17,708	317,327
Knoll, Inc. (a)	18,362	382,113
Matson, Inc.	7,503	287,965
McGrath RentCorp	8,640	546,653
Mobile Mini, Inc.	9,524	446,676
Mueller Industries, Inc. (a)	17,396	513,356
National Presto Industries, Inc. (a)	4,491	556,884
Pitney Bowes, Inc.	20,300	173,971
Quad/Graphics, Inc.	8,932	186,054
Resources Connection, Inc.	28,115	475,144
Steelcase, Inc., Class A	23,654	319,329
		8,852,043
Information Technology (6.6%):
Forrester Research, Inc. (a)	12,766	535,534
InterDigital, Inc.	5,443	440,339
MTS Systems Corp.	10,046	528,922
NIC, Inc.	20,528	319,210
NVE Corp.	4,329	527,186
Park Electrochemical Corp.	23,664	548,768
		2,899,959
Materials (6.5%):
A. Schulman, Inc. (a)	6,695	297,928
Advanced Emissions Solutions, Inc.	27,538	312,831
Greif, Inc., Class A	7,377	390,170

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Kronos Worldwide, Inc.	11,972	$269,729
Neenah Paper, Inc.	8,116	688,643
Schnitzer Steel Industries, Inc.	9,180	309,366
Warrior Met Coal, Inc. (a)	6,100	168,177
Worthington Industries, Inc.	9,677	406,144
		2,842,988
Real Estate (0.8%):
HFF, Inc., Class A	9,895	339,893
Utilities (16.8%):
American States Water Co.	10,120	578,459
Black Hills Corp. (a)	12,605	771,552
California Water Service Group (a)	13,810	537,900
Chesapeake Utilities Corp.	8,275	661,586
Connecticut WTR Service, Inc.	8,752	571,681
MGE Energy, Inc.	10,881	686,047
Middlesex Water Co.	12,314	519,281
NorthWestern Corp.	14,424	825,774
Otter Tail Corp.	14,110	671,636
SJW Corp.	7,520	497,974
Spark Energy, Inc. (a)	23,729	231,358
Unitil Corp.	15,447	788,415
		7,341,663
Total Common Stocks (Cost $40,923,773)		43,469,108
Collateral for Securities Loaned (21.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (b)	1,221,654	1,221,654
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (b)	1,110,635	1,110,635
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (b)	2,511,608	2,511,608
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (b)	555,252	555,252
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (b)	2,887,229	2,887,229
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (b)	999,453	999,453
Total Collateral for Securities Loaned (Cost $9,285,831)		9,285,831
Total Investments (Cost $50,209,604) — 120.8%		52,754,939
Liabilities in excess of other assets — (20.8)%		(9,089,928)
NET ASSETS — 100.00%		$43,665,011

(a)  All or a portion of this security is on loan.

(b)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2018.

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	2	9/21/18	$167,447	$164,750	$(2,697)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(2,697)
	Total net unrealized appreciation (depreciation)				$(2,697)

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2018
Security Description	Shares	Value
Common Stocks (98.8%)
Australia (16.7%):
Consumer Staples (2.9%):
Wesfarmers Ltd.	18,039	$658,813
Woolworths Ltd.	30,430	687,164
		1,345,977
Energy (1.0%):
Woodside Petroleum Ltd.	16,601	435,559
Financials (8.2%):
AMP Ltd.	115,833	305,110
Australia & New Zealand Banking Group Ltd.	24,569	513,365
Commonwealth Bank of Australia	9,409	507,302
Insurance Australia Group Ltd.	65,032	410,441
Macquarie Group Ltd.	5,898	539,601
National Australia Bank Ltd.	25,181	510,689
Suncorp Group Ltd.	43,252	466,913
Westpac Banking Corp. (a)	23,260	504,257
		3,757,678
Materials (3.1%):
Amcor Ltd.	47,148	502,692
BHP Billiton Ltd.	17,338	435,012
Fortescue Metals Group Ltd.	71,814	233,264
South32 Ltd.	97,344	260,010
		1,430,978
Telecommunication Services (0.6%):
Telstra Corp. Ltd.	135,929	263,505
Utilities (0.9%):
AGL Energy Ltd.	24,624	409,571
		7,643,268
Belgium (3.1%):
Consumer Staples (0.9%):
Anheuser-Busch InBev SA/NV	4,181	422,309
Financials (1.4%):
Ageas (a)	12,423	626,822
Telecommunication Services (0.8%):
Proximus SADP	15,808	356,445
		1,405,576
Canada (12.3%):
Consumer Discretionary (1.3%):
Shaw Communications, Inc., Class B	29,019	591,197

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Energy (3.3%):
Enbridge, Inc.	13,520	$483,408
Pembina Pipeline Corp.	14,598	505,627
TransCanada Corp.	12,077	522,587
		1,511,622
Financials (1.6%):
Power Financial Corp.	31,043	726,187
Telecommunication Services (3.3%):
BCE, Inc.	19,681	797,121
TELUS Corp.	20,373	723,788
		1,520,909
Utilities (2.8%):
Fortis, Inc.	18,567	593,522
Hydro One Ltd. (b)	46,470	708,451
		1,301,973
		5,651,888
Denmark (0.3%):
Consumer Discretionary (0.3%):
Pandora A/S	2,018	141,027
Finland (2.2%):
Financials (1.2%):
Sampo Oyj, Class A	11,022	537,985
Industrials (1.0%):
Kone Oyj, Class B	9,009	459,297
		997,282
France (6.1%):
Energy (1.4%):
Total SA	10,498	640,020
Financials (0.7%):
Natixis SA	42,764	303,510
Health Care (1.1%):
Sanofi	6,459	517,773
Telecommunication Services (1.3%):
Orange SA	35,459	593,964
Utilities (1.6%):
Electricite de France SA (a)	19,427	267,230
Veolia Environnement SA	21,879	468,299
		735,529
		2,790,796

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Germany (3.2%):
Consumer Discretionary (2.1%):
Bayerische Motoren Werke AG	4,471	$405,292
Daimler AG, Registered Shares	5,969	384,258
ProSiebenSat.1 Media SE	7,385	187,389
		976,939
Telecommunication Services (1.1%):
Deutsche Telekom AG, Registered Shares	30,740	476,330
		1,453,269
Hong Kong (5.4%):
Consumer Discretionary (0.7%):
Chow Tai Fook Jewellery Group Ltd.	285,800	322,032
Industrials (1.7%):
MTR Corp. Ltd.	141,500	782,765
Real Estate (1.2%):
Hang Lung Properties Ltd.	164,000	338,226
The Wharf Holdings Ltd.	62,000	199,149
		537,375
Telecommunication Services (1.2%):
China Mobile Ltd.	60,500	537,493
Utilities (0.6%):
Power Assets Holdings Ltd.	40,500	283,150
		2,462,815
Ireland (0.6%):
Consumer Discretionary (0.6%):
WPP PLC	18,395	289,568
Italy (6.2%):
Energy (2.4%):
Eni SpA	36,253	673,346
Snam SpA	103,212	430,984
		1,104,330
Financials (1.9%):
Assicurazioni Generali SpA	27,442	460,475
Intesa Sanpaolo SpA	132,604	385,016
		845,491
Industrials (0.9%):
Atlantia SpA	14,371	424,898
Utilities (1.0%):
Terna Rete Elettrica Nazionale SpA	82,102	444,074
		2,818,793

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Japan (5.1%):
Consumer Discretionary (3.0%):
Fuji Heavy Industries Ltd.	12,100	$352,507
Nissan Motor Co. Ltd.	56,100	546,303
Sekisui House Ltd.	27,500	486,902
		1,385,712
Consumer Staples (1.1%):
Japan Tobacco, Inc.	18,700	522,823
Information Technology (1.0%):
Canon, Inc. (a)	13,200	432,965
		2,341,500
Netherlands (2.0%):
Materials (1.1%):
AkzoNobel NV	5,995	513,269
Telecommunication Services (0.9%):
Koninklijke KPN NV	148,814	404,887
		918,156
Norway (1.6%):
Consumer Staples (1.6%):
Marine Harvest ASA	17,543	349,520
Orkla ASA, Class A	44,630	391,419
		740,939
Portugal (1.1%):
Utilities (1.1%):
EDP - Energias de Portugal SA	126,034	500,380
Singapore (1.4%):
Telecommunication Services (1.4%):
Singapore Telecommunications Ltd.	284,900	644,173
Spain (9.9%):
Energy (1.2%):
Repsol SA	27,472	537,808
Financials (0.8%):
Mapfre SA	116,396	351,344
Industrials (3.2%):
Abertis Infraestructuras SA	29,419	630,887
ACS, Actividades de Construccion y Servicios SA	10,179	412,447
Ferrovial SA	20,845	427,790
		1,471,124
Telecommunication Services (0.8%):
Telefonica SA	44,591	379,011

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Utilities (3.9%):
Endesa SA (a)	17,859	$394,037
Gas Natural SDG SA	19,171	507,717
Iberdrola SA	57,560	445,220
Red Electrica Corp. SA	21,278	433,322
		1,780,296
		4,519,583
Sweden (3.1%):
Consumer Discretionary (0.5%):
Hennes & Mauritz AB, B Shares (a)	16,191	241,406
Financials (2.6%):
Nordea Bank AB	35,670	343,721
Skandinaviska Enskilda Banken AB, Class A	43,347	412,275
Swedbank AB, A Shares	19,917	426,643
		1,182,639
		1,424,045
Switzerland (2.5%):
Financials (1.2%):
Zurich Insurance Group AG	1,871	555,875
Telecommunication Services (1.3%):
Swisscom AG	1,364	610,693
		1,166,568
United Kingdom (16.0%):
Consumer Discretionary (3.5%):
Compass Group PLC	22,216	474,449
InterContinental Hotels Group PLC	7,815	486,723
Next PLC	3,838	306,388
Persimmon PLC	9,958	332,827
		1,600,387
Consumer Staples (1.6%):
British American Tobacco PLC	5,934	299,887
Imperial Tobacco Group PLC	11,339	422,224
		722,111
Energy (2.6%):
BP PLC	81,824	624,374
Royal Dutch Shell PLC, Class A	16,726	580,221
		1,204,595
Financials (3.0%):
HSBC Holdings PLC	51,070	478,920
Legal & General Group PLC	170,376	598,000
Standard Life PLC	66,814	287,142
		1,364,062

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Health Care (0.6%):
AstraZeneca PLC	4,332	$300,266
Information Technology (0.3%):
Micro Focus International PLC	8,252	144,110
Materials (0.8%):
Rio Tinto PLC	6,546	362,860
Telecommunication Services (0.8%):
BT Group PLC	124,121	356,709
Utilities (2.8%):
Centrica PLC	133,998	278,743
National Grid PLC	49,470	547,273
SSE PLC	26,156	467,651
		1,293,667
		7,348,767
Total Common Stocks (Cost $46,353,307)		45,258,393
Rights (0.0%) (c)
Italy (0.0%): (c)
Financials (0.0%): (c)
Intesa Sanpaolo SpA Expires 7/17/18 @ $0.00 (d)	132,604	—	(e)
Spain (0.0%): (c)
Energy (0.0%): (c)
Repsol SA Expires 7/09/18 @ $0.00 (d)	27,472	15,594
Industrials (0.0%): (c)
ACS, Actividades de Construccion y Servicios SA Expires 7/09/18 @ $0.00 (d)	10,179	10,484
Total Rights (Cost $—)		26,078
Collateral for Securities Loaned (4.0%)
United States (4.0%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (f)	238,191	238,191
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (f)	216,545	216,545
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (f)	489,701	489,701
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (f)	108,260	108,260
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (f)	562,936	562,936
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (f)	194,868	194,868
Total Collateral for Securities Loaned (Cost $1,810,501)		1,810,501
Total Investments (Cost $48,163,808) — 102.8%		47,094,972
Liabilities in excess of other assets — (2.8)%		(1,270,990)
NET ASSETS — 100.00%		$45,823,982

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018

(a)  All or a portion of this security is on loan.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $708,451 and amounted to 1.5% of net assets.

(c)  Amount represents less than 0.05% of net assets.

(d)  Non-income producing security.

(e)  Rounds to less than $1.

(f)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2018.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	3	9/21/18	$298,167	$293,310	$(4,857)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(4,857)
	Total net unrealized appreciation (depreciation)				$(4,857)

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2018
Security Description	Shares	Value
Common Stocks (99.5%)
Brazil (3.2%):
Financials (0.8%):
BB Seguridade Participacoes SA	28,200	$178,006
Health Care (0.8%):
Hypermarcas S.A.	22,200	158,179
Industrials (0.6%):
CCR SA	51,800	135,281
Utilities (1.0%):
Engie Brasil Energia SA	23,700	209,355
		680,821
Chile (2.8%):
Utilities (2.8%):
Aguas Andinas SA	411,557	224,869
Enersis Chile	3,808,269	376,166
		601,035
China (10.9%):
Consumer Discretionary (0.5%):
Great Wall Motor Co. Ltd., Class H	146,000	111,658
Energy (2.0%):
China Petroleum & Chemical Corp., Class H	318,000	284,139
China Shenhua Energy Co. Ltd.	56,500	134,095
		418,234
Financials (3.7%):
Bank of China Ltd.	431,000	213,703
Bank of Communications Co. Ltd., Class H	347,000	265,821
China Cinda Asset Management Co.	531,000	170,561
China Huarong Asset Management Co. Ltd., Class H (a)	466,000	134,833
		784,918
Health Care (0.4%):
Sihuan Pharmaceutical Holdings Group Ltd.	426,000	95,024
Industrials (1.9%):
Jiangsu Expressway Co. Ltd.	178,000	212,137
Zhejiang Expressway Co. Ltd., Class H	218,000	194,509
		406,646
Materials (0.3%):
China Hongqiao Group Ltd. (b)	77,000	72,628

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Real Estate (2.1%):
Guangzhou R&f Properties, Class H	49,600	$100,143
KWG Property Holding Ltd.	70,000	87,975
Red Star Macalline Group Corp. Ltd., Class H (a) (b)	119,600	161,288
Sino-Ocean Land Holdings Ltd.	171,000	99,391
		448,797
		2,337,905
Czech Republic (1.8%):
Financials (1.8%):
Komercni Banka AS	8,929	375,952
Greece (1.3%):
Consumer Discretionary (1.3%):
OPAP SA	24,798	280,302
Hong Kong (0.5%):
Real Estate (0.5%):
Agile Group Holdings Ltd.	62,000	105,580
India (5.2%):
Energy (0.9%):
Coal India Ltd.	48,729	188,024
Information Technology (1.3%):
Oracle Financial Services (c)	4,872	289,767
Materials (1.4%):
Hindustan Zinc Ltd.	42,296	169,468
Vedanta Ltd.	38,746	133,583
		303,051
Telecommunication Services (0.7%):
Bharti Infratel Ltd.	33,531	147,099
Utilities (0.9%):
NHPC Ltd.	535,004	183,124
		1,111,065
Indonesia (1.5%):
Materials (0.4%):
PT Indocement Tunggal Prakarsa TBK	93,600	89,190
Telecommunication Services (1.1%):
PT Telekomunikasi Indonesia Persero TBK	909,100	237,984
		327,174
Korea, Republic Of (1.7%):
Energy (0.7%):
S-Oil Corp.	1,586	155,839
Telecommunication Services (1.0%):
SK Telecom Co. Ltd.	977	204,272
		360,111

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Malaysia (4.9%):
Financials (2.2%):
Malayan Banking Berhad	210,900	$470,059
Industrials (2.7%):
AirAsia BHD	198,000	146,612
MISC BHD	185,200	271,517
Sime Darby BHD	277,800	168,551
		586,680
		1,056,739
Mexico (4.4%):
Consumer Staples (2.3%):
Kimberly-Clark de Mexico SAB de CV, Series A	130,504	220,514
Wal-Mart de Mexico SAB de CV	101,702	268,193
		488,707
Financials (0.9%):
Grupo Financiero Banorte SAB de CV	33,768	199,100
Industrials (1.2%):
Grupo Aeroportuario del Pacifico SAB de CV	28,935	267,979
		955,786
Philippines (2.9%):
Telecommunication Services (1.6%):
Globe Telecom, Inc.	6,285	181,423
PLDT, Inc.	6,750	163,214
		344,637
Utilities (1.3%):
Manila Electric Co.	42,220	281,414
		626,051
Poland (0.9%):
Financials (0.9%):
Bank Pekao SA	6,635	200,271
Qatar (6.7%):
Financials (3.7%):
Masraf Al Rayan QSC	19,667	188,727
Qatar Islamic Bank SAQ	9,490	302,429
Qatar National Bank SAQ	7,429	310,222
		801,378
Real Estate (1.4%):
Barwa Real Estate Co.	22,439	210,828
Ezdan Holding Group QSC (c)	38,792	87,389
		298,217
Telecommunication Services (0.6%):
Ooredoo QSC	6,799	135,812

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Utilities (1.0%):
Qatar Electricity & Water Co. QSC	4,178	$215,752
		1,451,159
Russian Federation (9.1%):
Energy (0.8%):
Tatneft PAO	16,330	175,794
Materials (5.5%):
ALROSA AO	141,800	225,829
Magnitogorsk Iron & Steel Works OJSC	252,700	171,241
MMC Norilsk Nickel PJSC	1,027	186,441
Novolipetsk Steel OJSC	80,100	193,697
Polyus PJSC	2,543	170,341
Severstal PJSC	16,240	240,557
		1,188,106
Telecommunication Services (0.8%):
Mobile TeleSystems PJSC	39,850	176,495
Utilities (2.0%):
Federal Grid Co. Unified Energy System PJSC	79,540,000	237,515
RusHydro PJSC	16,570,000	178,285
		415,800
		1,956,195
South Africa (3.4%):
Consumer Discretionary (0.4%):
Truworths International Ltd.	16,585	93,450
Energy (0.6%):
Exxaro Resources Ltd.	13,077	119,896
Financials (0.5%):
Barclays Africa Group Ltd.	9,721	113,440
Materials (0.5%):
Kumba Iron Ore Ltd.	4,446	95,587
Telecommunication Services (1.4%):
MTN Group Ltd.	20,560	161,810
Vodacom Group Ltd.	16,002	143,318
		305,128
		727,501
Taiwan (21.4%):
Consumer Discretionary (1.3%):
Cheng Shin Rubber Industry Co. Ltd.	185,000	278,271
Energy (1.1%):
Formosa Petrochemical Corp.	56,000	225,051

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Financials (6.9%):
China Development Financial Holding Corp.	797,000	$291,534
CTBC Financial Holding Co. Ltd.	450,000	324,044
First Financial Holding Co. Ltd.	695,000	469,687
Mega Financial Holding Co. Ltd.	449,000	396,237
		1,481,502
Information Technology (4.9%):
Asustek Computer, Inc.	31,000	283,233
Foxconn Technology Co. Ltd.	93,000	227,603
Hon Hai Precision Industry Co. Ltd.	76,000	207,440
Pegatron Corp.	80,000	164,556
Quanta Computer, Inc.	101,000	177,269
		1,060,101
Materials (3.0%):
Formosa Chemicals & Fibre	71,000	283,003
Nan Ya Plastics Corp.	129,000	369,031
		652,034
Telecommunication Services (4.2%):
Far EasTone Telecommunications Co. Ltd.	176,000	454,984
Taiwan Mobile Co. Ltd.	124,000	449,511
		904,495
		4,601,454
Thailand (6.0%):
Consumer Staples (1.2%):
Charoen Pokphand Foods Public Co. Ltd.	344,900	252,010
Energy (0.7%):
Thai Oil PCL	67,100	157,519
Real Estate (1.1%):
Land & Houses Public Co. Ltd.	698,700	238,385
Telecommunication Services (1.5%):
Intouch Holdings Public Co. Ltd.	196,700	316,252
Utilities (1.5%):
Glow Energy Public Co. Ltd.	116,800	334,143
		1,298,309
Turkey (1.3%):
Energy (0.7%):
Tupras Turkiye Petrol Rafinerileri AS	6,693	157,455
Telecommunication Services (0.6%):
Turkcell Iletisim Hizmetleri AS	48,492	128,550
		286,005
See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
United Arab Emirates (9.6%):
Financials (4.4%):
Abu Dhabi Commercial Bank PJSC	150,127	$288,580
Dubai Islamic Bank PJSC	265,772	352,404
Emirates NBD PJSC	118,514	315,904
		956,888
Real Estate (3.7%):
Aldar Properties PJSC	508,153	279,479
DAMAC Properties Dubai Co. PJSC	172,687	96,386
Emaar Malls Group PJSC	426,228	248,347
Emaar Properties PJSC	128,650	172,337
		796,549
Telecommunication Services (1.5%):
Emirates Telecom Group Co.	72,618	319,315
		2,072,752
Total Common Stocks (Cost $23,535,918)		21,412,167
Rights (0.0%) (d)
Russian Federation (0.0%): (d)
Utilities (0.0%): (d)
RusHydro PJSC Expires 12/31/49 @ $0.00	544,722	—	(e)
Total Rights (Cost $—)		—
Collateral for Securities Loaned (0.0%)
United States (0.0%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (f)	2,250	2,250
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (f)	2,045	2,045
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (f)	4,625	4,625
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (f)	1,023	1,023
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (f)	5,316	5,316
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (f)	1,841	1,841
Total Collateral for Securities Loaned (Cost $17,100)		17,100
Total Investments (Cost $23,553,018) — 99.5%		21,429,267
Other assets in excess of liabilities — 0.5%		103,163
NET ASSETS — 100.00%		$21,532,430

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $296,121 and amounted to 1.4% of net assets.

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rounds to less than $1.

(f)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2018.

PCL — Public Company Limited

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	1	9/28/18	$53,909	$53,165	$(744)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(744)
	Total net unrealized appreciation (depreciation)				$(744)

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments June 30, 2018
Security Description	Shares	Value
Common Stocks (99.8%)
Consumer Discretionary (12.8%):
Leggett & Platt, Inc. (a)	1,102	$49,193
Lowe's Co., Inc.	1,086	103,789
McDonald's Corp.	1,268	198,683
Nike, Inc., Class B	1,618	128,922
Pool Corp. (a)	716	108,474
Ross Stores, Inc.	549	46,528
The Home Depot, Inc.	776	151,397
The TJX Co., Inc.	644	61,296
VF Corp.	767	62,526
		910,808
Consumer Staples (20.4%):
Altria Group, Inc.	488	27,714
Brown-Forman Corp., Class B	1,091	53,470
Church & Dwight Co., Inc.	910	48,376
Colgate-Palmolive Co.	1,717	111,279
Costco Wholesale Corp.	653	136,464
Hormel Foods Corp.	1,480	55,071
Kimberly-Clark Corp.	801	84,377
McCormick & Co., Inc. (a)	961	111,562
PepsiCo, Inc.	1,593	173,430
Sysco Corp.	2,119	144,707
The Clorox Co.	665	89,941
The Procter & Gamble Co.	2,136	166,736
Walgreens Boots Alliance, Inc.	821	49,272
Wal-Mart Stores, Inc. (a)	2,247	192,455
		1,444,854
Energy (0.7%):
Exxon Mobil Corp.	577	47,735
Financials (13.9%):
Aflac, Inc.	1,150	49,473
American Financial Group, Inc.	1,184	127,079
Brown & Brown, Inc.	2,090	57,956
Cincinnati Financial Corp.	573	38,311
Commerce Bank, Inc.	1,762	114,019
FactSet Research Systems, Inc.	583	115,493
Marsh & McLennan Co., Inc.	1,113	91,233
Old Republic International Corp.	431	8,581
S&P Global, Inc.	139	28,341
SEI Investments Co.	764	47,765
T. Rowe Price Group, Inc.	470	54,562
Torchmark Corp.	1,278	104,042
W.R. Berkley Corp.	2,006	145,253
		982,108

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Health Care (4.1%):
Johnson & Johnson	401	$48,657
UnitedHealth Group, Inc.	707	173,455
West Pharmaceutical Services, Inc.	680	67,517
		289,629
Industrials (24.4%):
3M Co.	575	113,114
Carlisle Cos., Inc.	531	57,513
Cintas Corp.	413	76,434
Donaldson Co., Inc.	1,942	87,623
Dover Corp.	1,030	75,396
Emerson Electric Co.	1,618	111,869
Expeditors International of Washington, Inc.	1,442	105,410
General Dynamics Corp.	206	38,400
Graco, Inc.	1,379	62,358
IDEX Corp.	837	114,234
Illinois Tool Works, Inc.	518	71,764
Lennox International, Inc. (a)	568	113,685
Lockheed Martin Corp.	615	181,690
Nordson Corp.	190	24,398
Northrop Grumman Corp.	167	51,386
Rollins, Inc. (a)	2,347	123,405
Roper Technologies, Inc.	153	42,214
Stanley Black & Decker, Inc.	212	28,156
Toro Co.	1,424	85,796
W.W. Grainger, Inc.	308	94,987
Waste Management, Inc.	948	77,110
		1,736,942
Information Technology (16.0%):
Automatic Data Processing, Inc.	2,170	291,086
Broadridge Financial Solutions, Inc.	1,232	141,803
Intuit, Inc.	1,064	217,381
Jack Henry & Associates, Inc.	937	122,147
Mastercard, Inc., Class A (a)	592	116,340
Texas Instruments, Inc.	1,163	128,221
Visa, Inc., Class A	941	124,635
		1,141,613
Materials (4.9%):
Air Products & Chemicals, Inc.	703	109,478
AptarGroup, Inc.	1,312	122,515
Ecolab, Inc.	294	41,257
PPG Industries, Inc.	411	42,633
The Sherwin-Williams Co.	86	35,051
		350,934

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Utilities (2.6%):
Atmos Energy Corp.	750	$67,605
Consolidated Edison, Inc.	1,437	112,057
		179,662
Total Common Stocks (Cost $6,730,492)		7,084,285
Collateral for Securities Loaned (6.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (b)	59,841	59,841
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (b)	54,403	54,403
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (b)	123,027	123,027
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (b)	27,197	27,197
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (b)	141,424	141,424
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (b)	48,956	48,956
Total Collateral for Securities Loaned (Cost $454,848)		454,848
Total Investments (Cost $7,185,340) — 106.2%		7,539,133
Liabilities in excess of other assets — (6.2)%		(437,272)
NET ASSETS — 100.00%		$7,101,861

(a)  All or a portion of this security is on loan.

(b)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2018.

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments June 30, 2018
Security Description	Shares	Value
Common Stocks (99.5%)
Consumer Discretionary (11.4%):
Best Buy Co., Inc.	635	$47,358
Cracker Barrel Old Country Store, Inc. (a)	269	42,020
Darden Restaurants, Inc.	341	36,507
Dollar General Corp.	515	50,779
H&R Block, Inc.	2,389	54,421
Kohl's Corp.	1,252	91,271
Las Vegas Sands Corp.	265	20,235
McDonald's Corp.	1,630	255,406
Omnicom Group, Inc.	175	13,347
Six Flags Entertainment Corp. (a)	681	47,704
Target Corp.	1,645	125,217
The Gap, Inc.	1,674	54,222
The Home Depot, Inc.	114	22,241
The Walt Disney Co.	563	59,008
Williams-Sonoma, Inc. (a)	274	16,818
		936,554
Consumer Staples (19.4%):
Campbell Soup Co. (a)	2,353	95,391
CVS Health Corp.	1,444	92,921
Flowers Foods, Inc. (a)	608	12,665
General Mills, Inc.	1,831	81,040
Ingredion, Inc.	1,419	157,082
Kimberly-Clark Corp.	1,939	204,254
PepsiCo, Inc.	2,362	257,151
Sysco Corp.	668	45,618
The Hershey Co.	292	27,174
The Kroger Co.	5,883	167,371
The Procter & Gamble Co.	2,808	219,193
Wal-Mart Stores, Inc. (a)	2,934	251,298
		1,611,158
Energy (2.1%):
Valero Energy Corp.	1,601	177,439
Financials (14.9%):
Aflac, Inc.	2,931	126,092
Brown & Brown, Inc.	8,116	225,058
Everest Re Group Ltd.	956	220,339
First American Financial Corp.	786	40,652
FNF Group	3,037	114,252
Hanover Insurance Group, Inc.	556	66,475
Marsh & McLennan Co., Inc.	274	22,460
New Residential Investment Corp.	7,292	127,537
Old Republic International Corp.	2,064	41,094
The Allstate Corp.	328	29,937

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
The Progressive Corp.	1,074	$63,527
The Travelers Co., Inc.	1,363	166,749
		1,244,172
Health Care (17.4%):
AmerisourceBergen Corp.	652	55,596
Encompass Health Corp.	325	22,009
HCA Holdings, Inc.	1,334	136,868
Humana, Inc.	563	167,566
Johnson & Johnson	2,665	323,371
Pfizer, Inc.	6,178	224,138
UnitedHealth Group, Inc.	914	224,241
Universal Health Services, Inc., Class B	363	40,453
WellCare Health Plans, Inc. (b)	996	245,255
		1,439,497
Industrials (11.6%):
3M Co.	259	50,950
Expeditors International of Washington, Inc.	472	34,503
L3 Technologies, Inc.	466	89,621
Lockheed Martin Corp.	812	239,889
Raytheon Co.	1,232	237,998
Republic Services, Inc., Class A	204	13,945
Spirit Aerosystems Holdings, Inc., Class A	475	40,807
Waste Management, Inc.	3,058	248,738
		956,451
Information Technology (20.4%):
Apple, Inc.	2,538	469,809
Cisco Systems, Inc.	2,808	120,828
F5 Networks, Inc. (b)	170	29,317
Genpact Ltd.	1,054	30,492
Intel Corp.	5,414	269,130
International Business Machines Corp.	1,587	221,704
MAXIMUS, Inc.	203	12,608
Microsoft Corp.	4,716	465,044
VMware, Inc., Class A (b)	414	60,846
		1,679,778
Telecommunication Services (2.3%):
AT&T, Inc.	6,028	193,559
Total Common Stocks (Cost $8,065,297)		8,238,608
Collateral for Securities Loaned (2.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	24,621	24,621
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	22,384	22,384
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	50,618	50,618
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	11,191	11,191

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	58,189	$58,189
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	20,143	20,143
Total Collateral for Securities Loaned (Cost $187,146)		187,146
Total Investments (Cost $8,252,443) — 101.8%		8,425,754
Liabilities in excess of other assets — (1.8)%		(152,281)
NET ASSETS — 100.00%		$8,273,473

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2018.

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2018
Security Description	Shares	Value
Common Stocks (99.4%)
Consumer Discretionary (14.2%):
Advance Auto Parts, Inc.	7,066	$958,856
Amazon.com, Inc. (a)	1,066	1,811,987
Aramark	59,407	2,204,000
AutoNation, Inc. (a) (b)	25,214	1,224,896
AutoZone, Inc. (a)	2,040	1,368,697
Best Buy Co., Inc.	17,102	1,275,467
Bright Horizons Family Solutions, Inc. (a)	30,023	3,077,958
Burlington Stores, Inc. (a)	12,207	1,837,520
CarMax, Inc. (a) (b)	28,032	2,042,692
Carnival Corp., Class A	32,023	1,835,238
Carter's, Inc. (b)	18,671	2,023,750
Charter Communications, Inc., Class A (a) (b)	4,382	1,284,846
Chipotle Mexican Grill, Inc. (a) (b)	3,026	1,305,326
Cinemark Holdings, Inc.	35,784	1,255,303
Comcast Corp., Class A	44,141	1,448,266
D.R. Horton, Inc.	43,593	1,787,313
Darden Restaurants, Inc.	19,482	2,085,743
Discovery Communications, Inc., Class C (a) (b)	21	536
DISH Network Corp. (a) (b)	35,315	1,186,937
Dollar General Corp.	20,766	2,047,527
Dollar Tree, Inc. (a)	19,981	1,698,385
Domino's Pizza, Inc.	6,304	1,778,800
Dunkin' Brands Group, Inc. (b)	31,449	2,172,182
Floor & Decor Holdings, Inc., Class A (a) (b)	21,151	1,043,379
Foot Locker, Inc.	16,556	871,673
Ford Motor Co.	181,513	2,009,349
Gentex Corp.	72,666	1,672,771
Genuine Parts Co.	19,289	1,770,537
Grand Canyon Education, Inc. (a)	15,107	1,686,092
Harley-Davidson, Inc. (b)	33,466	1,408,249
Hilton Grand Vacations, Inc. (a)	41,382	1,435,955
Hilton Worldwide Holdings, Inc.	28,995	2,295,244
Hyatt Hotels Corp., Class A	26,935	2,078,035
Kohl's Corp.	19,562	1,426,070
L Brands, Inc.	21,474	791,961
Las Vegas Sands Corp.	27,809	2,123,495
Lear Corp.	9,644	1,791,952
Leggett & Platt, Inc.	42,427	1,893,941
Lennar Corp., Class A	28,758	1,509,795
Lions Gate Entertainment Corp., Class A (b)	42,096	1,044,823
LKQ Corp. (a)	57,949	1,848,573
Lowe's Co., Inc.	18,809	1,797,576
Macy's, Inc.	32,264	1,207,642
Marriott International, Inc., Class A	14,962	1,894,189
McDonald's Corp.	16,873	2,643,830
MGM Resorts International	46,921	1,362,117
Mohawk Industries, Inc. (a)	10,022	2,147,413
Netflix, Inc. (a)	3,621	1,417,368

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Newell Brands, Inc.	27,492	$709,019
Nike, Inc., Class B	25,952	2,067,855
Nordstrom, Inc.	25,413	1,315,885
Norwegian Cruise Line Holdings Ltd. (a)	29,435	1,390,804
NVR, Inc. (a)	459	1,363,391
Omnicom Group, Inc. (b)	23,570	1,797,684
O'Reilly Automotive, Inc. (a)	4,394	1,202,067
Pool Corp. (b)	10,769	1,631,504
PulteGroup, Inc. (b)	67,416	1,938,210
PVH Corp. (b)	14,708	2,202,082
Ross Stores, Inc.	20,436	1,731,951
Royal Caribbean Cruises Ltd.	14,251	1,476,404
Service Corp. International	61,399	2,197,470
Servicemaster Global Holdings, Inc. (a)	34,989	2,080,796
Starbucks Corp.	36,868	1,801,002
Target Corp.	18,413	1,401,598
The Gap, Inc. (b)	35,972	1,165,133
The Home Depot, Inc.	12,064	2,353,686
The Interpublic Group of Co., Inc. (b)	53,708	1,258,916
The TJX Co., Inc.	24,303	2,313,160
The Walt Disney Co.	19,569	2,051,026
Thor Industries, Inc.	10,845	1,056,195
Tiffany & Co.	19,251	2,533,432
Toll Brothers, Inc.	35,215	1,302,603
Tractor Supply Co. (b)	23,238	1,777,475
Twenty-First Century Fox, Inc., Class A	37,712	1,873,909
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,824	1,359,671
Viacom, Inc., Class B (b)	29,120	878,259
Weight Watchers International, Inc. (a) (b)	11,445	1,157,090
Williams-Sonoma, Inc. (b)	22,343	1,371,413
Wyndham Worldwide Corp.	38,310	1,695,984
Wynn Resorts Ltd.	7,211	1,206,689
Yum! Brands, Inc.	29,361	2,296,617
		132,843,234
Consumer Staples (8.3%):
Altria Group, Inc.	29,784	1,691,433
Archer-Daniels-Midland Co.	51,754	2,371,886
Brown-Forman Corp., Class B	41,126	2,015,585
Campbell Soup Co. (b)	33,419	1,354,806
Church & Dwight Co., Inc.	47,022	2,499,690
Colgate-Palmolive Co.	38,008	2,463,298
Conagra Brands, Inc.	60,890	2,175,600
Constellation Brands, Inc., Class A	11,786	2,579,602
Costco Wholesale Corp.	10,705	2,237,131
CVS Health Corp.	23,501	1,512,289
Dr Pepper Snapple Group, Inc.	12,624	1,540,128
General Mills, Inc.	66,327	2,935,633
Hormel Foods Corp. (b)	62,162	2,313,048
Ingredion, Inc.	20,046	2,219,092
Kellogg Co.	27,774	1,940,569

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Kimberly-Clark Corp.	21,183	$2,231,417
Lamb Weston Holdings, Inc.	43,281	2,965,181
McCormick & Co., Inc. (b)	18,217	2,114,812
Molson Coors Brewing Co., Class B	28,642	1,948,802
Mondelez International, Inc., Class A	56,348	2,310,268
Monster Beverage Corp. (a)	41,363	2,370,100
National Beverage Corp. (a) (b)	10,707	1,144,578
Philip Morris International, Inc.	21,795	1,759,729
Pilgrim's Pride Corp. (a)	54,559	1,098,273
Pinnacle Foods, Inc.	38,904	2,531,094
Seaboard Corp.	436	1,727,755
Spectrum Brands Holdings, Inc. (b)	14,701	1,199,896
Sysco Corp.	34,820	2,377,858
The Clorox Co.	16,881	2,283,155
The Estee Lauder Cos., Inc., Class A (b)	14,090	2,010,502
The Hershey Co.	23,726	2,207,942
The J.M. Smucker Co.	12,701	1,365,103
The Kraft Heinz Co. (b)	38,862	2,441,311
The Kroger Co.	53,015	1,508,277
The Procter & Gamble Co.	37,470	2,924,908
Tyson Foods, Inc., Class A	28,491	1,961,605
US Foods Holding Corp. (a)	52,347	1,979,764
Walgreens Boots Alliance, Inc.	24,827	1,489,992
Wal-Mart Stores, Inc.	19,213	1,645,593
		79,447,705
Energy (4.1%):
Andeavor	20,166	2,645,376
Apache Corp. (b)	32,393	1,514,373
Centennial Resource Development, Inc. (a) (b)	63,891	1,153,871
Cheniere Energy Partners LP Holdings LLC	74,960	2,357,492
Chevron Corp.	19,534	2,469,684
Cimarex Energy Co.	16,086	1,636,590
Devon Energy Corp.	38,021	1,671,403
Diamondback Energy, Inc.	10,911	1,435,560
EOG Resources, Inc.	18,456	2,296,480
EQT Corp.	25,121	1,386,177
Exxon Mobil Corp.	36,249	2,998,879
Marathon Petroleum Corp.	28,961	2,031,904
Newfield Exploration Co. (a)	42,659	1,290,435
Occidental Petroleum Corp.	37,395	3,129,213
ONEOK, Inc.	33,860	2,364,444
Phillips 66	25,941	2,913,434
RSP Permian, Inc. (a)	29,453	1,296,521
The Williams Cos., Inc.	78,113	2,117,643
Valero Energy Corp.	24,050	2,665,462
		39,374,941
Financials (19.2%):
Affiliated Managers Group, Inc.	10,293	1,530,260
Aflac, Inc.	57,859	2,489,094

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Ally Financial, Inc.	69,024	$1,813,260
American Financial Group, Inc.	18,638	2,000,417
Ameriprise Financial, Inc.	12,492	1,747,381
Arthur J. Gallagher & Co.	36,463	2,380,305
Associated Banc-Corp.	72,916	1,990,607
Athene Holding Ltd., Class A (a)	34,141	1,496,741
Bank of America Corp.	61,708	1,739,549
Bank of The Ozarks, Inc.	26,135	1,177,120
BankUnited, Inc.	40,543	1,656,182
BB&T Corp.	40,941	2,065,064
Berkshire Hathaway, Inc., Class B (a)	12,305	2,296,728
BlackRock, Inc., Class A	4,091	2,041,573
BOK Financial Corp. (b)	21,067	1,980,509
Brown & Brown, Inc.	115,079	3,191,140
CBOE Holdings, Inc.	15,521	1,615,270
Cincinnati Financial Corp.	28,816	1,926,638
Citizens Financial Group, Inc.	37,538	1,460,228
CME Group, Inc.	14,463	2,370,775
CNA Financial Corp.	39,535	1,805,959
Comerica, Inc.	18,487	1,680,838
Commerce Bank, Inc. (b)	37,594	2,432,709
Credit Acceptance Corp. (a) (b)	4,507	1,592,774
Cullen/Frost Bankers, Inc. (b)	17,208	1,862,594
Discover Financial Services	25,667	1,807,213
E*TRADE Financial Corp. (a)	34,605	2,116,442
East West Bancorp, Inc.	25,818	1,683,334
Eaton Vance Corp.	39,492	2,061,087
Erie Indemnity Co., Class A	16,943	1,986,736
Essent Group Ltd. (a)	33,320	1,193,522
FactSet Research Systems, Inc. (b)	9,277	1,837,774
Fifth Third BanCorp	62,062	1,781,179
First American Financial Corp.	41,693	2,156,362
First Citizens BancShares, Inc., Class A	3,761	1,516,811
First Republic Bank	18,713	1,811,231
FNB Corp.	126,436	1,696,771
Hancock Holding Co.	30,853	1,439,292
Hanover Insurance Group, Inc.	19,556	2,338,115
Huntington Bancshares, Inc.	124,290	1,834,520
IBERIABANK Corp.	20,379	1,544,728
Intercontinental Exchange, Inc.	30,747	2,261,442
Invesco Ltd.	60,257	1,600,426
JPMorgan Chase & Co.	20,719	2,158,921
KeyCorp	86,696	1,694,040
Lincoln National Corp.	24,596	1,531,101
Loews Corp.	54,857	2,648,496
LPL Financial Holdings, Inc.	28,733	1,883,161
M&T Bank Corp.	10,781	1,834,387
MarketAxess Holdings, Inc. (b)	8,426	1,667,168
Marsh & McLennan Co., Inc.	31,956	2,619,433
MGIC Investment Corp. (a)	114,285	1,225,135

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Moody's Corp.	13,811	$2,355,604
Morgan Stanley	34,962	1,657,199
MSCI, Inc.	12,687	2,098,810
Nasdaq, Inc.	31,269	2,853,923
New York Community Bancorp, Inc.	141,103	1,557,778
Northern Trust Corp.	17,811	1,832,574
Old Republic International Corp.	98,006	1,951,299
PacWest Bancorp	32,378	1,600,121
People's United Financial, Inc. (b)	117,382	2,123,440
Pinnacle Financial Partners, Inc.	28,607	1,755,039
Primerica, Inc.	16,983	1,691,507
Principal Financial Group, Inc.	32,648	1,728,712
Prosperity Bancshares, Inc. (b)	21,836	1,492,709
Prudential Financial, Inc.	17,970	1,680,375
Raymond James Financial, Inc.	21,418	1,913,698
Regions Financial Corp.	95,857	1,704,337
Reinsurance Group of America, Inc.	14,685	1,960,154
S&P Global, Inc.	10,622	2,165,720
Santander Consumer USA Holdings, Inc.	96,345	1,839,226
SEI Investments Co.	34,039	2,128,118
Signature Bank (a) (b)	10,407	1,330,847
SLM Corp. (a)	124,546	1,426,052
State Street Corp.	20,502	1,908,531
SunTrust Banks, Inc.	28,495	1,881,240
SVB Financial Group (a) (b)	5,160	1,490,002
Synchrony Financial	44,741	1,493,455
Synovus Financial Corp.	40,515	2,140,407
T. Rowe Price Group, Inc.	18,612	2,160,667
TD Ameritrade Holding Corp.	30,181	1,653,013
Texas Capital Bancshares, Inc. (a)	15,941	1,458,602
The Allstate Corp.	23,887	2,180,166
The Bank of New York Mellon Corp. (b)	39,546	2,132,716
The Charles Schwab Corp.	34,424	1,759,066
The PNC Financial Services Group, Inc.	14,713	1,987,726
The Progressive Corp.	36,973	2,186,953
The Travelers Co., Inc.	16,130	1,973,344
Torchmark Corp.	34,550	2,812,716
U.S. Bancorp	48,904	2,446,179
Umpqua Holdings Corp. (b)	82,426	1,862,003
Unum Group	42,700	1,579,473
W.R. Berkley Corp.	36,231	2,623,487
Webster Financial Corp. (b)	30,338	1,932,531
Wells Fargo & Co.	34,576	1,916,893
Western Alliance BanCorp (a)	28,453	1,610,724
Wintrust Financial Corp.	19,636	1,709,314
Zions BanCorp	31,244	1,646,246
		185,665,238
Health Care (7.7%):
AbbVie, Inc.	12,370	1,146,081
ABIOMED, Inc. (a)	5,144	2,104,153

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Alexion Pharmaceuticals, Inc. (a)	10,877	$1,350,380
Align Technology, Inc. (a)	4,092	1,400,037
Anthem, Inc.	8,486	2,019,923
BIO-RAD Laboratories, Inc., Class A (a)	4,756	1,372,296
Bio-Techne Corp. (b)	16,113	2,383,919
Cantel Medical Corp.	12,653	1,244,549
Cardinal Health, Inc.	21,957	1,072,160
Centene Corp. (a)	14,225	1,752,662
Cerner Corp. (a) (b)	28,083	1,679,083
Cigna Corp.	10,741	1,825,433
Danaher Corp.	24,703	2,437,692
Encompass Health Corp.	30,828	2,087,672
Exelixis, Inc. (a)	33,857	728,603
Express Scripts Holding Co. (a)	23,067	1,781,003
Globus Medical, Inc., Class A (a)	29,130	1,469,900
HCA Holdings, Inc.	17,284	1,773,338
Hill-Rom Holdings, Inc.	22,374	1,954,145
Hologic, Inc. (a)	47,352	1,882,242
Humana, Inc.	7,351	2,187,878
IDEXX Laboratories, Inc. (a)	8,615	1,877,553
Illumina, Inc. (a)	5,508	1,538,329
IQVIA Holdings, Inc. (a)	20,456	2,041,918
Laboratory Corp. of America Holdings (a)	13,614	2,444,122
Masimo Corp. (a)	18,661	1,822,247
McKesson Corp.	11,065	1,476,071
Mednax, Inc. (a)	19,585	847,639
Mettler-Toledo International, Inc. (a)	3,461	2,002,638
Mylan NV (a)	27,519	994,537
Pfizer, Inc.	70,902	2,572,324
Quest Diagnostics, Inc.	21,499	2,363,600
Regeneron Pharmaceuticals, Inc. (a)	4,215	1,454,132
ResMed, Inc.	15,870	1,643,815
The Cooper Co., Inc.	7,231	1,702,539
Thermo Fisher Scientific, Inc.	9,756	2,020,858
UnitedHealth Group, Inc.	9,532	2,338,581
Universal Health Services, Inc., Class B	13,403	1,493,630
Veeva Systems, Inc. (a)	14,600	1,122,156
WellCare Health Plans, Inc. (a)	8,383	2,064,230
Zimmer Biomet Holdings, Inc.	16,351	1,822,155
Zoetis, Inc.	28,759	2,449,979
		73,746,202
Industrials (19.1%):
3M Co.	9,490	1,866,873
A.O. Smith Corp.	37,861	2,239,479
Acuity Brands, Inc. (b)	7,756	898,688
Aecom (a)	48,889	1,614,804
Air Lease Corp.	43,637	1,831,445
Alaska Air Group, Inc.	20,093	1,213,416
Allison Transmission Holdings, Inc.	46,335	1,876,104
AMERCO, Inc.	5,863	2,088,107

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
American Airlines Group, Inc.	25,743	$977,204
AMETEK, Inc.	36,520	2,635,282
C.H. Robinson Worldwide, Inc.	22,468	1,879,673
Carlisle Cos., Inc.	22,179	2,402,207
Cintas Corp.	11,237	2,079,632
Copart, Inc. (a)	37,301	2,109,745
Costar Group, Inc. (a)	6,015	2,481,969
CSX Corp.	26,541	1,692,785
Curtiss-Wright Corp.	15,820	1,882,896
Delta Air Lines, Inc.	29,649	1,468,811
Donaldson Co., Inc. (b)	52,427	2,365,506
Dover Corp.	27,246	1,994,407
Eaton Corp. PLC	27,336	2,043,093
EMCOR Group, Inc.	23,583	1,796,553
Emerson Electric Co.	32,775	2,266,064
Equifax, Inc.	9,996	1,250,600
Expeditors International of Washington, Inc.	32,045	2,342,489
Fastenal Co. (b)	31,637	1,522,689
FedEx Corp.	9,093	2,064,657
Fortive Corp.	31,708	2,445,003
Fortune Brands Home & Security, Inc.	35,589	1,910,773
General Dynamics Corp.	9,285	1,730,817
Genesee & Wyoming, Inc., Class A (a)	27,650	2,248,499
Graco, Inc.	40,869	1,848,096
HD Supply Holdings, Inc. (a) (b)	50,750	2,176,668
HEICO Corp. (b)	25,150	1,834,171
Hexcel Corp.	32,267	2,141,883
Hubbell, Inc.	18,535	1,959,891
Huntington Ingalls Industries, Inc. (b)	6,469	1,402,415
IDEX Corp.	18,508	2,525,971
Ingersoll-Rand PLC	23,733	2,129,562
J.B. Hunt Transport Services, Inc.	16,806	2,042,769
Jacobs Engineering Group, Inc.	28,946	1,837,781
JetBlue Airways Corp. (a)	66,337	1,259,076
Kansas City Southern	18,969	2,009,955
KAR Auction Services, Inc.	38,436	2,106,293
Kirby Corp. (a) (b)	22,998	1,922,633
Knight-Swift Transportation Holdings, Inc.	33,415	1,276,787
L3 Technologies, Inc.	11,257	2,164,946
Landstar System, Inc.	16,942	1,850,066
Lennox International, Inc. (b)	9,002	1,801,750
Lincoln Electric Holdings, Inc.	21,905	1,922,383
ManpowerGroup, Inc.	13,846	1,191,587
Masco Corp.	52,038	1,947,262
MSC Industrial Direct Co., Inc., Class A	15,045	1,276,568
Nielsen Holdings PLC	45,924	1,420,429
Nordson Corp. (b)	10,911	1,401,082
Norfolk Southern Corp.	14,048	2,119,423
Northrop Grumman Corp.	11,858	3,648,708
Old Dominion Freight Line, Inc.	12,977	1,933,054

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Oshkosh Corp.	21,646	$1,522,147
PACCAR, Inc. (b)	28,174	1,745,661
Parker-Hannifin Corp.	12,436	1,938,151
Quanta Services, Inc. (a)	52,115	1,740,641
Raytheon Co.	11,897	2,298,262
Republic Services, Inc., Class A	41,106	2,810,006
Robert Half International, Inc.	27,659	1,800,601
Rockwell Collins, Inc.	16,818	2,265,048
Rollins, Inc.	40,802	2,145,369
Roper Technologies, Inc.	8,780	2,422,490
Schneider National, Inc.	52,832	1,453,408
Sensata Technologies Holding PLC (a)	38,209	1,817,984
Snap-on, Inc. (b)	12,625	2,029,090
Southwest Airlines Co.	29,612	1,506,659
Stanley Black & Decker, Inc.	15,336	2,036,774
Teledyne Technologies, Inc. (a)	10,386	2,067,437
The Boeing Co.	4,868	1,633,263
The Dun & Bradstreet Corp.	16,351	2,005,450
The Middleby Corp. (a) (b)	13,112	1,369,155
Toro Co.	30,118	1,814,610
TransDigm Group, Inc.	6,488	2,239,268
TransUnion	26,962	1,931,558
Trinity Industries, Inc.	49,061	1,680,830
Union Pacific Corp.	13,775	1,951,642
United Continental Holdings, Inc. (a)	17,405	1,213,651
United Parcel Service, Inc., Class B	19,713	2,094,112
United Rentals, Inc. (a) (b)	8,699	1,284,146
United Technologies Corp.	16,602	2,075,748
Verisk Analytics, Inc., Class A (a)	25,190	2,711,451
W.W. Grainger, Inc. (b)	4,143	1,277,701
WABCO Holdings, Inc. (a)	15,280	1,788,066
Wabtec Corp. (b)	17,647	1,739,641
Waste Management, Inc.	32,222	2,620,937
Watsco, Inc. (b)	16,103	2,870,843
Woodward, Inc.	17,992	1,382,865
XPO Logistics, Inc. (a) (b)	12,638	1,266,075
Xylem, Inc.	33,399	2,250,425
		181,172,644
Information Technology (12.3%):
Adobe Systems, Inc. (a) (b)	7,229	1,762,502
Akamai Technologies, Inc. (a)	18,763	1,374,014
Alliance Data Systems Corp.	6,465	1,507,638
Amdocs Ltd. (b)	46,320	3,065,921
Analog Devices, Inc.	20,306	1,947,752
ANSYS, Inc. (a)	11,132	1,938,972
Apple, Inc.	11,439	2,117,474
Applied Materials, Inc.	20,371	940,936
Arista Networks, Inc. (a)	2,834	729,727
Arrow Electronics, Inc. (a) (b)	28,781	2,166,634
Aspen Technology, Inc. (a)	24,831	2,302,827

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Automatic Data Processing, Inc.	16,295	$2,185,811
Avnet, Inc.	48,250	2,069,443
Blackbaud, Inc.	14,881	1,524,558
Booz Allen Hamilton Holdings Corp.	55,406	2,422,904
Broadcom, Inc.	6,313	1,531,786
Broadridge Financial Solutions, Inc.	25,386	2,921,929
CDK Global, Inc.	29,839	1,941,027
CDW Corp. of Delaware	26,042	2,103,933
Coherent, Inc. (a) (b)	3,602	563,425
CommScope Holding Co., Inc. (a)	39,766	1,161,366
Echostar Holding Corp. (a)	31,229	1,386,568
F5 Networks, Inc. (a)	11,277	1,944,719
Facebook, Inc., Class A (a)	9,717	1,888,207
Fair Isaac Corp. (a)	12,077	2,334,725
Fidelity National Information Services, Inc.	29,583	3,136,685
First Data Corp., Class A (a) (b)	109,691	2,295,833
Fiserv, Inc. (a) (b)	34,441	2,551,734
FleetCor Technologies, Inc. (a)	8,820	1,857,933
Flextronics International Ltd. (a)	105,990	1,495,519
Genpact Ltd. (b)	78,942	2,283,792
Global Payments, Inc. (b)	17,239	1,921,976
GoDaddy, Inc., Class A (a)	24,911	1,758,717
GrubHub, Inc. (a)	8,880	931,601
Harris Corp.	15,634	2,259,737
HP, Inc.	73,870	1,676,110
InterActive Corp. (a)	9,344	1,424,867
IPG Photonics Corp. (a)	5,110	1,127,419
Jack Henry & Associates, Inc.	23,529	3,067,240
Leidos Holdings, Inc.	29,549	1,743,391
Mastercard, Inc., Class A	12,708	2,497,376
MAXIMUS, Inc.	35,790	2,222,917
Micron Technology, Inc. (a)	18,093	948,797
MKS Instruments, Inc.	9,702	928,481
Monolithic Power Systems, Inc.	12,388	1,655,904
Nvidia Corp.	4,557	1,079,553
ON Semiconductor Corp. (a) (b)	50,756	1,128,560
Oracle Corp.	35,956	1,584,221
Paychex, Inc.	33,892	2,316,518
Paycom Software, Inc. (a) (b)	13,726	1,356,541
PayPal Holdings, Inc. (a)	18,788	1,564,477
Red Hat, Inc. (a)	13,398	1,800,289
Seagate Technology PLC (b)	18,177	1,026,455
Skyworks Solutions, Inc.	12,558	1,213,731
SS&C Technologies Holdings, Inc.	34,665	1,799,114
SYNNEX Corp.	12,999	1,254,533
Texas Instruments, Inc.	16,563	1,826,071
Total System Services, Inc.	24,757	2,092,462
Tyler Technologies, Inc. (a)	9,467	2,102,621
Universal Display Corp.	6,882	591,852
VeriSign, Inc. (a)	19,243	2,644,373

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Visa, Inc., Class A	19,417	$2,571,782
VMware, Inc., Class A (a)	9,183	1,349,626
WEX, Inc. (a)	11,588	2,207,282
Xilinx, Inc. (b)	21,728	1,417,969
		116,548,857
Materials (5.9%):
Air Products & Chemicals, Inc.	15,103	2,351,990
AptarGroup, Inc.	25,297	2,362,234
Ball Corp. (b)	54,356	1,932,356
Berry Global Group, Inc. (a)	47,700	2,191,338
Celanese Corp., Series A	21,516	2,389,567
Eagle Materials, Inc., Class A	15,038	1,578,539
Eastman Chemical Co.	23,131	2,312,175
Ecolab, Inc.	24,349	3,416,895
Freeport-McMoRan, Inc.	57,045	984,597
Graphic Packaging Holding Co. (b)	134,602	1,953,075
Huntsman Corp. (b)	51,241	1,496,237
International Paper Co.	38,250	1,992,060
Lyondellbasell Industries NV, Class A (b)	17,392	1,910,511
Martin Marietta Materials, Inc.	7,089	1,583,186
NewMarket Corp.	6,143	2,484,844
Nucor Corp. (b)	24,656	1,541,000
Packaging Corp. of America	17,772	1,986,732
PPG Industries, Inc.	20,567	2,133,415
Praxair, Inc.	14,385	2,274,988
Reliance Steel & Aluminum Co.	19,715	1,725,851
RPM International, Inc.	42,291	2,466,411
Sonoco Products Co.	49,309	2,588,722
Steel Dynamics, Inc.	32,240	1,481,428
The Chemours Co.	23,561	1,045,166
The Sherwin-Williams Co.	5,802	2,364,721
Vulcan Materials Co.	12,878	1,662,035
Westlake Chemical Corp. (b)	15,256	1,642,003
WestRock Co.	30,271	1,726,052
		55,578,128
Real Estate (0.7%):
CBRE Group, Inc., Class A (a)	47,919	2,287,653
Howard Hughes Corp. (a) (b)	18,463	2,446,348
Jones Lang LaSalle, Inc.	11,206	1,860,084
		6,594,085
Telecommunication Services (1.1%):
AT&T, Inc.	89,876	2,885,918
CenturyLink, Inc.	54,975	1,024,734
T-Mobile US, Inc. (a)	26,611	1,590,007
Verizon Communications, Inc.	40,918	2,058,585
Zayo Group Holdings, Inc. (a)	59,325	2,164,176
		9,723,420

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Utilities (6.8%):
Alliant Energy Corp.	73,084	$3,092,915
American Electric Power Co., Inc.	45,834	3,174,005
Aqua America, Inc. (b)	84,773	2,982,314
Atmos Energy Corp.	37,995	3,424,869
CenterPoint Energy, Inc.	100,353	2,780,782
Consolidated Edison, Inc.	40,813	3,182,598
Dominion Resources, Inc.	41,383	2,821,493
DTE Energy Co.	29,303	3,036,670
Duke Energy Corp.	43,290	3,423,372
Evergy, Inc.	53,570	3,007,956
Eversource Energy	44,590	2,613,420
Exelon Corp.	73,694	3,139,364
MDU Resources Group, Inc.	91,257	2,617,251
NextEra Energy, Inc.	17,879	2,986,329
OGE Energy Corp.	83,164	2,928,204
PG&E Corp.	32,796	1,395,798
Pinnacle West Capital Corp.	35,748	2,879,859
PPL Corp.	91,312	2,606,958
Public Service Enterprise Group, Inc.	59,019	3,195,288
Vectren Corp. (b)	37,344	2,668,229
WEC Energy Group, Inc.	50,084	3,237,930
Xcel Energy, Inc.	71,925	3,285,534
		64,481,138
Total Common Stocks (Cost $888,678,320)		945,175,592
Investment Companies (0.6%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 1.74% (c)	5,533,465	5,533,465
Total Investment Companies (Cost $5,533,465)		5,533,465
Collateral for Securities Loaned (6.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	8,547,123	8,547,123
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	7,770,392	7,770,392
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	17,572,099	17,572,099
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	3,884,738	3,884,738
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	20,200,079	20,200,079
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	6,992,529	6,992,529
Total Collateral for Securities Loaned (Cost $64,966,960)		64,966,960
Total Investments (Cost $959,178,745) — 106.8%		1,015,676,017
Liabilities in excess of other assets — (6.8)%		(64,264,959)
NET ASSETS — 100.00%		$951,411,058

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2018.
See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	43	9/21/18	$5,957,453	$5,851,440	$(106,013)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(106,013)
	Total net unrealized appreciation(depreciation)				$(106,013)

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2018
Security Description	Shares	Value
Common Stocks (99.4%)
Consumer Discretionary (14.4%):
Carnival Corp., Class A	112,429	$6,443,306
Cinemark Holdings, Inc. (a)	125,572	4,405,066
Darden Restaurants, Inc.	68,286	7,310,699
Foot Locker, Inc.	58,112	3,059,597
Ford Motor Co.	637,014	7,051,745
Genuine Parts Co. (a)	67,720	6,216,019
Harley-Davidson, Inc. (a)	117,428	4,941,370
Kohl's Corp.	68,614	5,001,960
L Brands, Inc.	75,313	2,777,543
Las Vegas Sands Corp.	97,643	7,456,019
Leggett & Platt, Inc. (a)	148,858	6,645,021
Macy's, Inc.	113,183	4,236,440
McDonald's Corp.	59,173	9,271,818
Newell Brands, Inc.	96,527	2,489,431
Nordstrom, Inc.	89,200	4,618,776
Omnicom Group, Inc. (a)	82,764	6,312,410
Target Corp.	64,576	4,915,525
The Gap, Inc.	126,267	4,089,788
The Interpublic Group of Co., Inc.	188,531	4,419,167
Williams-Sonoma, Inc. (a)	78,431	4,814,095
		106,475,795
Consumer Staples (13.2%):
Altria Group, Inc.	104,553	5,937,565
Archer-Daniels-Midland Co.	181,616	8,323,461
Campbell Soup Co. (a)	117,244	4,753,072
Costco Wholesale Corp.	37,523	7,841,557
CVS Health Corp.	82,446	5,305,400
General Mills, Inc. (a)	132,584	5,868,168
Kellogg Co.	97,513	6,813,233
Kimberly-Clark Corp.	74,348	7,831,818
Philip Morris International, Inc.	76,392	6,167,890
The Clorox Co. (a)	59,202	8,007,071
The Hershey Co.	83,186	7,741,289
The J.M. Smucker Co.	44,568	4,790,169
The Kraft Heinz Co.	136,376	8,567,140
The Procter & Gamble Co.	131,524	10,266,763
		98,214,596
Electric Utilities (15.1%):
Alliant Energy Corp.	256,451	10,853,006
American Electric Power Co., Inc.	160,864	11,139,832
Duke Energy Corp.	152,043	12,023,561
Evergy, Inc.	187,952	10,553,505
Eversource Energy	156,444	9,169,183
Exelon Corp.	258,661	11,018,959
OGE Energy Corp.	291,809	10,274,595
PG&E Corp. (a)	115,132	4,900,018

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Pinnacle West Capital Corp.	125,398	$10,102,063
PPL Corp. (a)	320,440	9,148,562
Xcel Energy, Inc.	252,378	11,528,627
		110,711,911
Energy (12.9%):
Andeavor	70,823	9,290,561
Apache Corp.	113,722	5,316,504
Cheniere Energy Partners LP Holdings LLC	262,956	8,269,966
Chevron Corp.	68,448	8,653,881
Exxon Mobil Corp.	127,241	10,526,648
Marathon Petroleum Corp.	101,692	7,134,711
Occidental Petroleum Corp.	131,269	10,984,590
ONEOK, Inc. (a)	118,825	8,297,550
Phillips 66	91,022	10,222,681
The Williams Cos., Inc.	274,112	7,431,176
Valero Energy Corp.	84,447	9,359,261
		95,487,529
Financials (14.2%):
American Financial Group, Inc.	65,448	7,024,533
Cincinnati Financial Corp.	101,095	6,759,212
CME Group, Inc.	50,654	8,303,204
CNA Financial Corp.	138,670	6,334,446
Erie Indemnity Co., Class A	59,464	6,972,749
First American Financial Corp.	146,323	7,567,825
FNB Corp.	443,755	5,955,192
Invesco Ltd.	211,479	5,616,882
New York Community Bancorp, Inc.	495,210	5,467,118
Old Republic International Corp.	344,001	6,849,060
PacWest Bancorp	113,627	5,615,446
People's United Financial, Inc. (a)	411,838	7,450,149
Principal Financial Group, Inc.	114,525	6,064,099
Prudential Financial, Inc.	62,986	5,889,821
Umpqua Holdings Corp.	289,245	6,534,045
Wells Fargo & Co.	121,311	6,725,482
		105,129,263
Health Care (1.7%):
Cardinal Health, Inc.	77,054	3,762,547
Pfizer, Inc.	248,815	9,027,008
		12,789,555
Industrials (7.8%):
Eaton Corp. PLC	95,944	7,170,854
Emerson Electric Co.	115,058	7,955,110
Fastenal Co. (a)	111,058	5,345,222
Nielsen Holdings PLC	161,189	4,985,576
PACCAR, Inc.	98,917	6,128,897
TransDigm Group, Inc.	22,746	7,850,554

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
United Parcel Service, Inc., Class B	69,238	$7,355,153
Watsco, Inc. (a)	56,481	10,069,432
		56,860,798
Information Technology (1.6%):
Paychex, Inc.	118,949	8,130,164
Seagate Technology PLC (a)	63,848	3,605,497
		11,735,661
Materials (5.1%):
International Paper Co.	134,252	6,991,844
Lyondellbasell Industries NV, Class A	61,077	6,709,308
RPM International, Inc.	148,392	8,654,221
Sonoco Products Co.	173,023	9,083,708
WestRock Co.	106,152	6,052,787
		37,491,868
Multi-Utilities (11.2%):
CenterPoint Energy, Inc.	352,183	9,758,991
Consolidated Edison, Inc.	143,256	11,171,103
Dominion Resources, Inc. (a)	145,276	9,904,918
DTE Energy Co. (a)	102,875	10,660,936
MDU Resources Group, Inc.	320,175	9,182,619
Public Service Enterprise Group, Inc.	207,147	11,214,939
Vectren Corp.	131,053	9,363,737
WEC Energy Group, Inc.	175,790	11,364,823
		82,622,066
Telecommunication Services (2.2%):
AT&T, Inc.	176,072	5,653,672
CenturyLink, Inc. (a)	192,894	3,595,544
Verizon Communications, Inc.	143,614	7,225,220
		16,474,436
Total Common Stocks (Cost $714,679,375)		733,993,478
Investment Companies (0.4%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 1.74% (b)	2,932,602	2,932,602
Total Investment Companies (Cost $2,932,602)		2,932,602
Collateral for Securities Loaned (4.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (b)	4,645,724	4,645,724
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (b)	4,223,537	4,223,537
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (b)	9,551,180	9,551,180
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (b)	2,111,520	2,111,520
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (b)	10,979,598	10,979,598

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (b)	3,800,735	$3,800,735
Total Collateral for Securities Loaned (Cost $35,312,294)		35,312,294
Total Investments (Cost $752,924,271) — 104.6%		772,238,374
Liabilities in excess of other assets — (4.6)%		(33,978,292)
NET ASSETS — 100.00%		$738,260,082

(a)  All or a portion of this security is on loan.

(b)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2018.

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	25	9/21/18	$3,458,933	$3,402,000	$(56,933)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(56,933)
	Total net unrealized appreciation(depreciation)				$(56,933)

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2018
Security Description	Shares	Value
Common Stocks (99.1%)
Consumer Discretionary (16.4%):
American Axle & Manufacturing Holdings, Inc. (a) (b)	13,805	$214,806
American Public Education, Inc. (a)	3,330	140,193
America's Car-Mart, Inc./TX (a) (b)	5,146	318,536
Asbury Automotive Group, Inc. (a)	3,708	254,183
At Home Group, Inc. (a) (b)	4,786	187,372
Bassett Furniture Industries, Inc.	5,911	162,848
BBX Capital Corp. (b)	24,928	225,100
Big Lots, Inc. (b)	5,106	213,329
BJ's Restaurants, Inc.	5,068	304,080
Bloomin' Brands, Inc.	8,850	177,885
Bojangles', Inc. (a) (b)	14,096	202,982
Boot Barn Holdings, Inc. (a)	6,278	130,269
Brinker International, Inc.	5,722	272,367
Capella Education Co.	1,945	191,972
Carriage Services, Inc.	11,386	279,526
Cavco Industries, Inc. (a)	1,218	252,918
Century Communities, Inc. (a)	7,666	241,862
Chico's FAS, Inc.	15,406	125,405
Chuy's Holdings, Inc. (a) (b)	7,901	242,561
Cooper-Standard Holding (a)	2,400	313,608
Core-Mark Holding Co., Inc.	6,208	140,922
Dave & Buster's Entertainment, Inc. (a)	3,400	161,840
Del Taco Restaurants, Inc. (a)	16,141	228,879
Denny's Corp. (a)	20,841	331,997
Dorman Products, Inc. (a) (b)	3,207	219,070
DSW, Inc., Class A (b)	7,890	203,720
Entravision Communications Corp., Class A	36,734	183,670
Ethan Allen Interiors, Inc. (b)	9,572	234,514
Flexsteel Industries, Inc.	5,107	203,769
Fox Factory Holding Corp. (a) (b)	7,145	332,599
Francesca's Holdings Corp. (a)	23,956	180,868
GameStop Corp., Class A (b)	12,619	183,859
Golden Entertainment, Inc. (a) (b)	7,079	191,062
Gray Television, Inc. (a)	15,721	248,392
Group 1 Automotive, Inc.	2,739	172,557
Haverty Furniture Cos., Inc.	9,357	202,111
Hemisphere Media Group, Inc. (a)	30,928	405,157
Hooker Furniture Corp.	5,495	257,716
Installed Building Products, Inc. (a)	2,893	163,599
International Speedway Corp., Class A	5,935	265,295
iRobot Corp. (a) (b)	1,415	107,215
J. Jill, Inc. (a)	8,452	78,942
Jack in the Box, Inc.	3,363	286,259
Johnson Outdoors, Inc., A (b)	2,483	209,888
KB Home	7,659	208,631
La-Z-Boy, Inc.	5,576	170,626
LCI Industries (b)	2,126	191,659

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
LGI Homes, Inc. (a) (b)	2,871	$165,743
Lithia Motors, Inc.	2,335	220,821
M/I Homes, Inc. (a)	9,828	260,244
Marcus Corp.	9,328	303,160
MarineMax, Inc. (a)	5,937	112,506
MCBC Holdings, Inc. (a)	7,663	221,844
MDC Holdings, Inc.	8,058	247,945
Meredith Corp. (b)	3,619	184,569
Meritage Homes Corp. (a)	5,382	236,539
Monarch Casino & Resort, Inc. (a)	5,924	260,952
Monro Muffler Brake, Inc. (b)	3,809	221,303
MSG Networks, Inc., Class A (a)	8,637	206,856
Nacco Industries, Inc.	2,251	75,971
Nautilus, Inc. (a)	13,440	211,008
New Home Co., Inc. (The) (a)	19,893	198,333
Nutrisystem, Inc. (b)	4,490	172,865
Oxford Industries, Inc. (b)	2,918	242,136
Papa John's International, Inc.	3,544	179,752
Perry Ellis International, Inc. (a)	7,022	190,788
PetMed Express, Inc. (b)	2,840	125,102
Pinnacle Entertainment, Inc. (a)	9,530	321,447
Red Robin Gourmet Burgers, Inc. (a)	2,247	104,710
Ruth's Hospitality Group, Inc. (b)	12,100	339,405
Sally Beauty Holdings, Inc. (a) (b)	11,329	181,604
Sonic Corp. (b)	11,465	394,625
Steven Madden Ltd.	6,049	321,202
Stoneridge, Inc. (a)	7,734	271,773
Strayer Education, Inc.	2,576	291,114
Sturm Ruger & Co.	3,530	197,680
Taylor Morrison Home Corp., Class A (a)	11,181	232,341
Tempur Sealy International, Inc. (a) (b)	3,457	166,109
The Buckle, Inc. (b)	6,882	185,126
The Cheesecake Factory, Inc. (b)	5,207	286,697
The Children's Place, Inc. (b)	1,626	196,421
TRI Pointe Group, Inc. (a)	15,652	256,067
Unifi, Inc. (a)	7,612	241,300
Wingstop, Inc. (b)	4,419	230,318
Winnebago Industries, Inc.	4,013	162,928
World Wrestling Entertainment, Inc.	6,245	454,761
		19,090,683
Consumer Staples (4.6%):
B&G Foods, Inc. (b)	6,500	194,350
Calavo Growers, Inc. (b)	3,728	358,447
Central Garden & Pet Co. (a) (b)	5,069	220,400
Darling Ingredients, Inc. (a)	13,002	258,480
Elf Beauty, Inc. (a) (b)	7,838	119,451
Hostess Brands, Inc. (a) (b)	13,546	184,226
Ingles Markets, Inc., Class A	4,456	141,701
Inter Parfums, Inc. (b)	5,613	300,296

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
J&J Snack Foods Corp.	2,309	$352,053
John B. Sanfilippo & Son, Inc.	4,266	317,604
Medifast, Inc.	2,281	365,325
MGP Ingredients, Inc. (b)	2,701	239,876
PriceSmart, Inc.	3,787	342,723
Sanderson Farms, Inc. (b)	1,758	184,854
The Boston Beer Co., Inc., Class A (a) (b)	1,204	360,839
Tootsie Roll Industries, Inc. (b)	15,735	485,424
United Natural Foods, Inc. (a) (b)	4,765	203,275
WD-40 Co.	3,005	439,481
Weis Markets, Inc.	4,993	266,327
		5,335,132
Energy (2.0%):
Arch Coal, Inc.	2,467	193,487
Callon Petroleum Co. (a)	14,310	153,689
Exterran Corp. (a)	7,280	182,291
Gulfport Energy Corp. (a) (b)	14,251	179,135
Laredo Petroleum, Inc. (a)	16,475	158,490
McDermott International, Inc. (a)	7,224	141,952
Midstates Petroleum Co., Inc. (a)	14,208	193,371
Par Pacific Holdings, Inc. (a)	16,788	291,775
Rex American Resources Corp. (a)	3,257	263,719
Smart Sand, Inc. (a) (b)	12,894	68,467
SRC Energy, Inc. (a)	18,987	209,237
U.S. Silica Holdings, Inc.	4,744	121,873
Unit Corp. (a)	6,889	176,083
		2,333,569
Financials (23.9%):
1st Source Corp.	6,860	366,530
American Equity Investment Life Holding Co.	8,703	313,308
Ameris Bancorp	5,286	282,008
AMERISAFE, Inc.	5,141	296,893
Banc of California, Inc.	12,921	252,606
BancFirst Corp. (b)	5,046	298,723
BofI Holding, Inc. (a) (b)	6,021	246,319
Brookline BanCorp, Inc.	20,390	379,254
Cadence BanCorp	8,729	252,006
Capitol Federal Financial, Inc.	32,524	428,015
Centerstate Banks, Inc.	11,828	352,711
Central Pacific Financial Corp.	10,765	308,417
City Holding Co. (b)	4,395	330,636
Cohen & Steers, Inc. (b)	8,580	357,872
Community Bank System, Inc. (b)	5,887	347,745
Connectone BanCorp, Inc.	9,701	241,555
Customers BanCorp, Inc. (a)	8,151	231,325
CVB Financial Corp.	12,941	290,137
Eagle Bancorp, Inc. (a)	2,530	155,089
Employers Holdings, Inc.	7,600	305,520
Encore Capital Group, Inc. (a) (b)	5,281	193,285

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Enterprise Financial Services Corp.	7,830	$422,429
FB Financial Corp.	7,601	309,513
FBL Financial Group, Inc., Class A	3,263	256,961
FCB Financial Holdings, Inc. (a)	5,280	310,464
Financial Engines, Inc.	3,855	173,090
First BanCorp	9,938	406,564
First Busey Corp.	11,379	360,942
First Commonwealth Financial Corp. (b)	22,356	346,742
First Financial Bancorp	19,371	593,720
First Interstate BancSystem, Inc., Class A	7,762	327,556
First Merchants Corp.	8,025	372,360
First Midwest Bancorp, Inc. (b)	12,083	307,754
Genworth Financial, Inc., Class A (a)	55,051	247,730
Great Western BanCorp, Inc. (b)	6,319	265,335
Hanmi Financial Corp.	9,747	276,327
Heartland Financial USA, Inc. (b)	6,357	348,681
Heritage Financial Corp.	10,332	360,070
Hilltop Holdings, Inc.	10,294	227,189
Hope Bancorp, Inc.	15,093	269,108
Horace Mann Educators Corp.	7,142	318,533
Independent Bank Corp. (b)	4,134	324,106
Independent Bank Group, Inc.	3,798	253,706
Infinity Property & Casualty Corp.	1,779	253,241
International Bancshares Corp.	7,065	302,382
Kearny Financial Corp.	31,240	420,178
Kinsale Capital Group, Inc.	4,296	235,679
Lakeland BanCorp, Inc. (b)	14,234	282,545
Lakeland Financial Corp. (b)	6,813	328,318
LegacyTexas Financial Group, Inc.	6,200	241,924
Live Oak Bancshares, Inc. (b)	8,363	256,326
Mercury General Corp.	5,728	260,968
Meridian BanCorp, Inc.	16,527	316,492
Meta Financial Group, Inc.	1,319	128,471
National Western Life Group, Inc., Class A	1,220	374,856
NBT Bancorp, Inc.	8,920	340,298
Nelnet, Inc., Class A	4,461	260,566
Northwest Bancshares, Inc.	22,980	399,622
Oceanfirst Financial Corp.	12,023	360,209
Opus Bank	9,580	274,946
Pacific Premier Bancorp, Inc. (a)	5,910	225,467
Park National Corp. (b)	3,262	363,452
Pennymac Financial Services, Inc. (a)	11,675	229,414
PRA Group, Inc. (a)	4,101	158,094
Preferred Bank/Los Angeles CA (b)	3,822	234,900
ProAssurance Corp.	6,133	217,415
Provident Financial Services, Inc.	12,433	342,280
Renasant Corp.	7,461	339,625
RLI Corp.	5,227	345,974
S&T Bancorp, Inc.	7,423	320,971
Safety Insurance Group, Inc.	5,098	435,368

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Sandy Spring BanCorp	9,427	$386,601
Seacoast Banking Corp. of Florida (a)	9,990	315,484
ServisFirst Bancshares, Inc.	6,554	273,498
Simmons First National Corp., Class A	10,735	320,977
Southside Bancshares, Inc.	9,557	321,880
State Bank Financial Corp.	11,317	377,988
Stewart Information Services	7,023	302,481
Tompkins Financial Corp.	3,681	316,124
Towne Bank	11,283	362,184
Trico Bancshares	8,411	314,992
Triumph BanCorp, Inc. (a)	6,070	247,353
Trustmark Corp. (b)	10,075	328,747
Union Bankshares Corp.	8,174	317,805
Universal Insurance Holdings, Inc.	5,178	181,748
Waddell & Reed Financial, Inc., Class A (b)	12,657	227,446
Walker & Dunlop, Inc.	4,752	264,449
Washington Federal, Inc.	10,095	330,107
Washington Trust BanCorp, Inc.	4,832	280,739
WesBanco, Inc. (b)	7,650	344,556
Westamerica BanCorp (b)	5,035	284,528
World Acceptance Corp. (a) (b)	1,589	176,395
		27,834,897
Health Care (7.5%):
Abaxis, Inc.	2,425	201,299
AMN Healthcare Services, Inc. (a)	3,982	233,345
Anika Therapeutics, Inc. (a)	4,299	137,568
Atrion Corp.	377	225,974
Cambrex Corp. (a) (b)	3,692	193,092
Corcept Therapeutics, Inc. (a) (b)	6,704	105,387
CorVel Corp. (a)	4,531	244,674
CryoLife, Inc. (a)	10,768	299,889
Diplomat Pharmacy, Inc. (a)	5,999	153,334
Eagle Pharmaceuticals, Inc. (a)	2,259	170,916
Emergent Biosolutions, Inc. (a)	4,286	216,400
Halyard Health, Inc. (a) (b)	6,546	374,758
HealthStream, Inc. (b)	7,231	197,479
HMS Holdings Corp. (a)	12,313	266,207
Innoviva, Inc. (a)	11,514	158,893
Inovalon Holdings, Inc., Class A (a) (b)	14,631	145,213
Lannett Co., Inc. (a) (b)	7,421	100,926
Lantheus Holdings, Inc. (a)	6,902	100,424
Lemaitre Vascular, Inc. (b)	4,341	145,337
LHC Group, Inc. (a)	5,861	501,642
Magellan Health, Inc. (a)	2,690	258,106
Mallinckrodt PLC (a)	6,128	114,348
Medpace Holdings, Inc. (a)	5,231	224,933
Meridian Bioscience, Inc.	16,351	259,981
MiMedx Group, Inc. (a) (b)	10,594	67,696
Myriad Genetics, Inc. (a)	5,365	200,490
National Healthcare Corp.	4,675	329,027

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
NuVasive, Inc. (a)	3,903	$203,424
OraSure Technologies, Inc. (a)	6,216	102,378
Owens & Minor, Inc. (b)	9,069	151,543
Patterson Co., Inc. (b)	9,619	218,063
Phibro Animal Health Corp., Class A	5,973	275,057
Prestige Brands Holdings, Inc. (a)	6,772	259,909
Quality Systems, Inc. (a)	18,110	353,144
Repligen Corp. (a)	4,922	231,531
Select Medical Holdings Corp. (a)	10,568	191,809
Supernus Pharmaceuticals, Inc. (a) (b)	3,070	183,740
The Ensign Group, Inc.	8,617	308,661
Tivity Health, Inc. (a)	2,840	99,968
US Physical Therapy, Inc.	3,237	310,752
Varex Imaging Corp. (a)	5,034	186,711
		8,704,028
Industrials (23.5%):
AAON, Inc. (b)	7,733	257,122
Acco Brands Corp.	16,471	228,123
Alamo Group, Inc.	3,125	282,375
Albany International Corp., Class A	4,813	289,502
Allegiant Travel Co.	1,366	189,806
Altra Industrial Motion Corp.	6,329	272,780
American Railcar Industries, Inc.	6,929	273,557
American Woodmark Corp. (a) (b)	1,292	118,283
Apogee Enterprises, Inc.	4,144	199,616
Applied Industrial Technologies, Inc.	4,796	336,439
Argan, Inc.	3,967	162,449
Atkore International Group, Inc. (a)	8,116	168,569
AZZ, Inc.	5,657	245,797
BMC Stock Holdings, Inc. (a)	14,724	306,995
Brady Corp., Class A	9,003	347,065
Cai International, Inc. (a)	6,651	154,569
CBIZ, Inc. (a)	15,711	361,352
Comfort Systems USA, Inc.	5,884	269,487
Continental Building Products, Inc. (a)	8,024	253,157
Ducommon, Inc. (a)	6,749	223,324
DXP Enterprise, Inc. (a)	5,615	214,493
Encore Wire Corp.	4,724	224,154
Engility Holdings, Inc. (a)	7,643	234,182
Ennis, Inc.	13,870	282,255
EnPro Industries, Inc. (b)	3,724	260,494
ESCO Technologies, Inc.	4,011	231,435
Federal Signal Corp.	12,340	287,399
Forward Air Corp.	6,196	366,060
Foundation Building Materials, Inc. (a) (b)	13,958	214,674
Franklin Electric Co., Inc.	5,973	269,382
GATX Corp. (b)	4,535	336,633
Generac Holdings, Inc. (a)	5,806	300,345
Gibraltar Industries, Inc. (a)	6,758	253,425
Global Brass & Copper Holdings, Inc.	7,392	231,739

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
GMS, Inc. (a)	7,429	$201,252
Gorman-Rupp Co.	7,735	270,725
H&E Equipment Services, Inc.	4,478	168,418
Hawaiian Holdings, Inc. (b)	4,829	173,603
Heartland Express, Inc. (b)	13,897	257,789
Heritage-Crystal Clean, Inc. (a)	9,251	185,945
Herman Miller, Inc.	7,400	250,860
Hillenbrand, Inc.	6,935	326,985
HNI Corp.	4,867	181,052
Hub Group, Inc., Class A (a)	4,685	233,313
ICF International, Inc.	4,755	337,843
Innerworkings, Inc. (a) (b)	31,091	270,181
Insperity, Inc.	2,990	284,798
Insteel Industries, Inc.	6,673	222,878
Interface, Inc.	11,589	265,968
Kadant, Inc.	2,313	222,395
Kaman Corp., Class A	7,700	536,613
KBR, Inc.	10,813	193,769
Kelly Services, Inc., Class A	10,070	226,072
Kforce, Inc.	8,091	277,521
Kimball International, Inc., Class B (b)	14,045	226,967
Knoll, Inc.	11,212	233,322
Korn/Ferry International	6,589	408,056
Lindsay Corp. (b)	3,798	368,368
Lydall, Inc. (a)	4,676	204,107
Marten Transport Ltd.	13,147	308,298
Masonite International Corp. (a)	3,073	220,795
Matson, Inc.	4,583	175,896
Matthews International Corp., Class A (b)	5,604	329,515
McGrath RentCorp	5,276	333,812
Mercury Systems, Inc. (a) (b)	4,826	183,678
Mobile Mini, Inc.	5,816	272,770
Moog, Inc., Class A	3,476	270,989
Mueller Industries, Inc. (b)	10,622	313,455
Mueller Water Products, Inc., Class A (b)	29,455	345,213
Multi-Color Corp. (b)	3,952	255,497
MYR Group, Inc. (a)	5,620	199,285
National Presto Industries, Inc. (b)	2,741	339,884
Navigant Consulting, Inc. (a)	10,838	239,953
NCI Building Systems, Inc. (a)	10,350	217,350
NV5 Global, Inc. (a)	4,822	334,165
Patrick Industries, Inc. (a)	3,154	179,305
PGT, Inc. (a)	12,193	254,224
Pitney Bowes, Inc.	12,395	106,225
Primoris Services Corp.	10,961	298,468
Proto Labs, Inc. (a)	2,277	270,849
Quad/Graphics, Inc.	5,452	113,565
Raven Industries, Inc.	6,284	241,620
RBC Bearings, Inc. (a)	2,242	288,792
Resources Connection, Inc.	17,168	290,139

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Rush Enterprises, Inc., Class A (a)	4,681	$203,062
Saia, Inc. (a)	3,691	298,417
Simpson Manufacturing Co., Inc.	5,385	334,894
SkyWest, Inc.	3,804	197,427
SP Plus Corp. (a)	8,025	298,530
Spirit Airlines, Inc. (a) (b)	4,022	146,200
Steelcase, Inc., Class A	14,443	194,981
Sun Hydraulics Corp. (b)	4,230	203,844
Sunrun, Inc. (a)	21,928	288,353
Tetra Tech, Inc.	5,216	305,136
The Greenbrier Cos., Inc.	5,527	291,549
Thermon Group Holdings, Inc. (a)	12,420	284,045
TrueBlue, Inc. (a)	7,430	200,239
Tutor Perini Corp. (a)	8,980	165,681
Universal Forest Products, Inc.	7,855	287,650
US Ecology, Inc.	3,993	254,354
Vectrus, Inc. (a)	4,214	129,875
VSE Corp.	4,341	207,413
Wabash National Corp.	8,660	161,596
WageWorks, Inc. (a)	5,776	288,800
Welbilt, Inc. (a)	16,524	368,649
Werner Enterprises, Inc.	6,755	253,650
WESCO International, Inc. (a)	4,188	239,135
Willdan Group, Inc. (a)	7,713	238,872
		27,401,931
Information Technology (11.6%):
Alarm.com Holdings, Inc. (a) (b)	5,151	207,997
Alpha & Omega Semiconductor Ltd. (a)	13,563	193,137
Ambarella, Inc. (a)	2,756	106,409
Anixter International, Inc. (a)	2,719	172,113
AppFolio, Inc. (a)	4,779	292,236
Applied Optoelectronics, Inc. (a) (b)	3,080	138,292
Axcelis Technologies, Inc. (a)	5,559	110,068
AXT, Inc. (a)	15,707	110,734
Badger Meter, Inc.	5,556	248,353
Brooks Automation, Inc.	5,142	167,732
Cass Information Systems, Inc.	5,302	364,883
CEVA, Inc. (a) (b)	4,912	148,342
Cirrus Logic, Inc. (a)	5,156	197,629
Cohu, Inc. (b)	7,376	180,786
Control4 Corp. (a) (b)	6,329	153,858
Convergys Corp.	14,607	356,995
CSG Systems International, Inc. (b)	8,319	339,998
Data I/O Corp. (a)	10,526	66,840
Ebix, Inc. (b)	3,166	241,408
ePlus, Inc. (a)	2,149	202,221
Finisar Corp. (a) (b)	6,639	119,502
FormFactor, Inc. (a) (b)	10,204	135,713
Forrester Research, Inc. (b)	7,794	326,958
Ichor Holdings Ltd. (a) (b)	3,682	78,132

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
II-VI, Inc. (a)	4,306	$187,096
Insight Enterprises, Inc. (a)	5,963	291,770
InterDigital, Inc.	3,323	268,830
Itron, Inc. (a)	3,319	199,306
KEMET Corp. (a)	5,141	124,155
Manhattan Associates, Inc. (a) (b)	4,152	195,186
ManTech International Corp., Class A	4,504	241,595
MoneyGram International, Inc. (a)	23,367	156,325
MTS Systems Corp.	6,133	322,902
Nanometrics, Inc. (a) (b)	7,886	279,243
NIC, Inc.	12,535	194,919
Novanta, Inc. (a)	3,956	246,459
NVE Corp.	2,642	321,744
Oclaro, Inc. (a)	15,118	135,004
Park Electrochemical Corp.	14,448	335,049
PC Connection, Inc.	10,987	364,768
Perficient, Inc. (a)	14,361	378,699
Photronics, Inc. (a)	19,126	152,530
Qualys, Inc. (a)	2,876	242,446
Rogers Corp. (a)	1,508	168,082
ScanSource, Inc. (a)	7,137	287,621
Semtech Corp. (a)	6,441	303,049
Shutterstock, Inc. (a)	3,555	168,720
Super Micro Computer, Inc. (a)	9,632	227,797
Syntel, Inc. (a)	5,839	187,374
The Hackett Group, Inc.	13,458	216,270
The Meet Group, Inc. (a) (b)	31,657	141,823
The Trade Desk, Inc., Class A (a)	2,239	210,018
TTM Technologies, Inc. (a) (b)	10,972	193,436
Ultra Clean Holdings, Inc. (a) (b)	5,658	93,923
Vishay Precision Group, Inc. (a)	6,001	228,938
Web.com Group, Inc. (a)	8,990	232,392
Xcerra Corp. (a) (b)	62,091	867,412
XO Group, Inc. (a) (b)	15,958	510,657
		13,335,874
Materials (4.3%):
A. Schulman, Inc. (b)	4,090	182,005
Advanced Emissions Solutions, Inc.	16,816	191,030
Advansix, Inc. (a)	4,194	153,626
American Vanguard Corp.	11,514	264,246
Balchem Corp.	4,659	457,235
Boise Cascade Co. (b)	6,987	312,319
Carpenter Technology Corp.	5,004	263,060
Chase Corp.	2,005	235,086
Clearwater Paper Corp. (a)	4,049	93,532
Greif, Inc., Class A	4,504	238,217
KMG Chemicals, Inc.	3,571	263,468
Kronos Worldwide, Inc.	7,308	164,649
Minerals Technologies, Inc.	4,454	335,609

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Neenah Paper, Inc.	4,956	$420,516
Rayonier Advanced Materials, Inc.	9,629	164,560
Schnitzer Steel Industries, Inc.	5,606	188,922
Stepan Co.	3,310	258,213
U.S. Lime & Minerals, Inc.	4,038	338,788
Valhi, Inc.	16,159	76,917
Warrior Met Coal, Inc. (b)	3,724	102,671
Worthington Industries, Inc.	5,908	247,959
		4,952,628
Real Estate (1.1%):
HFF, Inc., Class A	6,044	207,611
Marcus & Millichap, Inc. (a)	9,934	387,526
St. Joe Co. (a)	19,117	343,150
The RMR Group, Inc.	3,671	287,990
		1,226,277
Telecommunication Services (0.2%):
Iridium Communications, Inc. (a) (b)	16,525	266,053
Utilities (4.0%):
American States Water Co.	6,179	353,192
Black Hills Corp. (b)	7,696	471,072
California Water Service Group (b)	8,431	328,387
Chesapeake Utilities Corp.	5,053	403,987
Connecticut WTR Service, Inc.	5,343	349,005
MGE Energy, Inc.	6,645	418,967
Middlesex Water Co. (b)	7,521	317,161
NorthWestern Corp.	8,806	504,144
Otter Tail Corp.	8,616	410,122
SJW Corp.	4,592	304,082
Spark Energy, Inc.	14,489	141,268
Unitil Corp.	9,432	481,409
Vivint Solar, Inc. (a) (b)	44,350	219,533
		4,702,329
Total Common Stocks (Cost $105,089,942)		115,183,401
Investment Companies (0.8%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 1.74% (c)	884,430	884,430
Total Investment Companies (Cost $884,430)		884,430
Collateral for Securities Loaned (16.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	2,440,395	2,440,395
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	2,218,621	2,218,621
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	5,017,227	5,017,227
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	1,109,180	1,109,180
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	5,767,575	5,767,575

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	1,996,524	$1,996,524
Total Collateral for Securities Loaned (Cost $18,549,522)		18,549,522
Total Investments (Cost $124,523,894) — 115.9%		134,617,353
Liabilities in excess of other assets — (15.9)%		(18,460,157)
NET ASSETS — 100.00%		$116,157,196

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2018.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	12	9/21/18	$1,004,474	$988,500	$(15,974)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(15,974)
	Total net unrealized appreciation(depreciation)				$(15,974)

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2018
Security Description	Shares	Value
Common Stocks (99.4%)
Australia (5.0%):
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	15,692	$358,766
Consumer Staples (0.8%):
Treasury Wine Estates Ltd.	22,630	291,178
Wesfarmers Ltd.	15,487	565,609
Woolworths Ltd.	26,128	590,018
		1,446,805
Energy (0.2%):
Woodside Petroleum Ltd.	14,251	373,902
Financials (1.8%):
AMP Ltd.	99,466	261,999
Australia & New Zealand Banking Group Ltd. (a)	21,093	440,735
Commonwealth Bank of Australia (a)	8,073	435,269
Insurance Australia Group Ltd.	55,838	352,414
Macquarie Group Ltd.	5,056	462,568
National Australia Bank Ltd. (a)	21,618	438,428
Suncorp Group Ltd.	37,133	400,857
Westpac Banking Corp. (a)	19,975	433,041
		3,225,311
Health Care (0.4%):
CSL Ltd.	3,106	442,667
Ramsay Health Care Ltd.	6,966	278,221
		720,888
Industrials (0.4%):
Brambles Ltd.	61,735	405,619
Cimic Group Ltd.	9,768	305,718
		711,337
Materials (0.9%):
Amcor Ltd.	40,492	431,725
BHP Billiton Ltd.	14,883	373,416
Fortescue Metals Group Ltd.	61,670	200,315
Newcrest Mining Ltd.	19,089	307,903
South32 Ltd.	83,614	223,337
		1,536,696
Telecommunication Services (0.1%):
Telstra Corp. Ltd.	116,701	226,230
Utilities (0.2%):
AGL Energy Ltd.	21,145	351,705
		8,951,640

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Austria (0.6%):
Financials (0.2%):
Erste Group Bank AG	5,877	$245,338
Raiffeisen Bank International AG	6,432	197,456
		442,794
Materials (0.2%):
Voestalpine AG	6,269	288,788
Utilities (0.2%):
Verbund AG, Class A	10,628	343,767
		1,075,349
Belgium (1.7%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA/NV	3,592	362,816
Financials (0.8%):
Ageas (a)	10,664	538,069
Groupe Bruxelles Lambert SA	4,876	514,258
KBC Groep NV	4,504	347,748
		1,400,075
Health Care (0.2%):
UCB SA	4,079	320,745
Materials (0.4%):
Solvay SA	3,052	385,429
Umicore SA	5,020	288,112
		673,541
Telecommunication Services (0.1%):
Proximus SADP	13,582	306,252
		3,063,429
Bermuda (0.5%):
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	6,194	390,841
Real Estate (0.3%):
Hongkong Land Holdings Ltd.	70,976	507,478
		898,319
Canada (10.9%):
Consumer Discretionary (1.1%):
Canadian Tire Corp. Ltd. (a)	3,200	417,741
Dollarama, Inc.	7,917	306,923
Magna International, Inc.	6,094	354,467
Restaurant Brands International, Inc.	5,777	348,510
Shaw Communications, Inc., Class B	24,920	507,689
		1,935,330

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc., Class B	7,679	$333,623
George Weston Ltd.	7,514	613,124
Loblaw Cos. Ltd.	10,724	551,497
Saputo, Inc.	13,681	454,299
		1,952,543
Energy (1.2%):
Canadian Natural Resources Ltd.	10,368	374,257
Enbridge, Inc.	11,609	415,080
Pembina Pipeline Corp.	12,535	434,172
Suncor Energy, Inc.	12,806	521,203
TransCanada Corp.	10,377	449,025
		2,193,737
Financials (4.4%):
Bank of Montreal	9,265	716,249
Canadian Imperial Bank of Commerce	6,690	582,022
Fairfax Financial Holdings Ltd.	677	379,398
Great-West Lifeco, Inc.	30,760	756,305
Intact Financial Corp.	8,569	607,881
National Bank of Canada	13,773	661,356
Power Corp. of Canada	25,361	567,994
Power Financial Corp.	26,660	623,655
Royal Bank of Canada	9,348	703,962
Sun Life Financial, Inc.	12,604	506,557
The Bank of Nova Scotia (a)	11,962	677,407
The Toronto-Dominion Bank	11,468	663,827
Thomson Reuters Corp.	9,416	380,007
		7,826,620
Industrials (0.6%):
Canadian National Railway Co.	6,827	558,469
Canadian Pacific Railway Ltd.	2,392	438,403
		996,872
Information Technology (0.7%):
CGI Group, Inc. (b)	8,920	565,329
Constellation Software, Inc.	512	397,117
Open Text Corp.	8,088	284,695
		1,247,141
Materials (0.2%):
Goldcorp, Inc.	19,826	272,240
Teck Resources Ltd., Class B	7,094	180,736
		452,976
Telecommunication Services (1.0%):
BCE, Inc.	16,896	684,323
Rogers Communications, Inc.	11,976	568,871
TELUS Corp.	17,493	621,471
		1,874,665
See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Utilities (0.6%):
Fortis, Inc.	15,945	$509,706
Hydro One Ltd. (c)	39,902	608,320
		1,118,026
		19,597,910
China (0.3%):
Consumer Discretionary (0.1%):
Brilliance China Automotive Holdings Ltd.	59,204	106,856
Consumer Staples (0.2%):
China Resources Beer Holdings Co. Ltd.	50,000	242,818
Sun Art Retail Group Ltd.	161,912	211,744
		454,562
		561,418
Denmark (1.8%):
Consumer Discretionary (0.1%):
Pandora A/S	1,729	120,830
Financials (0.2%):
Danske Bank A/S	10,015	313,602
Health Care (0.6%):
Coloplast A/S	3,225	322,445
H. Lundbeck A/S	3,735	262,541
Novo Nordisk A/S, Class B	5,776	268,015
William Demant Holding A/S (b)	8,193	329,821
		1,182,822
Industrials (0.3%):
DSV A/S	5,071	409,871
Vestas Wind Systems A/S	2,193	135,792
		545,663
Materials (0.4%):
Christian Hansen Holding A/S	3,761	347,499
Novozymes A/S, B Shares	6,688	339,375
		686,874
Utilities (0.2%):
Dong Energy A/S (c)	5,538	335,105
		3,184,896
Finland (1.2%):
Energy (0.2%):
Neste Oyj	3,737	293,242
Financials (0.2%):
Sampo Oyj, Class A	9,458	461,646

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Industrials (0.4%):
Kone Oyj, Class B	7,734	$394,295
Wartsila Oyj ABP, Class B	14,357	282,151
		676,446
Materials (0.4%):
Stora ENSO Oyj, R Shares	17,741	347,205
UPM-Kymmene Oyj	9,013	322,261
		669,466
		2,100,800
France (10.5%):
Consumer Discretionary (2.7%):
Accor SA	7,705	378,061
Christian Dior SE	1,059	442,950
Cie Generale des Etablissements Michelin	2,598	316,415
Faurecia Manufacture Automoblie Parts	3,982	284,196
Hermes International	959	586,567
Kering	611	345,033
LVMH Moet Hennessy Louis Vuitton SA	1,214	404,298
Psa Peugeot Citroen	13,575	310,058
Publicis Groupe SA	4,428	304,755
Renault SA	3,183	270,695
Seb SA	2,006	350,426
Sodexo SA (a)	2,977	297,638
Valeo SA	4,036	220,656
Vivendi Universal SA	11,058	271,162
		4,782,910
Consumer Staples (0.8%):
Danone SA	5,144	377,640
L'Oreal SA	1,996	492,951
Pernod Ricard SA (a)	2,955	482,735
		1,353,326
Energy (0.3%):
Total SA	9,018	549,791
Financials (1.3%):
Amundi SA (c)	4,200	291,025
AXA SA	17,753	435,647
BNP Paribas SA	5,274	327,570
CNP Assurances	17,735	403,623
Credit Agricole SA	22,028	294,134
Natixis SA	36,728	260,670
Societe Generale SA	6,091	256,868
		2,269,537
Health Care (0.8%):
BioMerieux	3,371	303,491
Essilor International SA	2,676	377,786

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Ipsen SA	1,755	$275,327
Sanofi	5,552	445,065
		1,401,669
Industrials (2.9%):
Aeroports de Paris	1,927	435,858
Airbus Group SE	2,272	265,992
Alstom SA	9,660	443,982
Bollore SA	71,305	331,721
Bureau Veritas SA	15,896	424,324
Compagnie de Saint-Gobain	7,557	337,708
Dassault Aviation SA	229	436,404
Eiffage SA	3,532	384,306
Legrand SA	5,990	439,958
Safran SA	3,795	461,092
Schneider Electric SA	4,663	388,883
Thales SA	3,376	435,019
Vinci SA	4,063	390,748
		5,175,995
Information Technology (0.6%):
Atos SE	2,525	344,822
Cap Gemini SA	2,913	391,856
Dassault Systemes SA	2,995	419,674
		1,156,352
Materials (0.4%):
Air Liquide SA	3,621	455,384
Arkema SA	2,954	349,769
		805,153
Telecommunication Services (0.4%):
Iliad SA	1,645	259,991
Orange SA	30,450	510,060
		770,051
Utilities (0.3%):
Electricite de France SA (a)	16,685	229,512
Veolia Environnement SA	18,782	402,011
		631,523
		18,896,307
Germany (6.1%):
Consumer Discretionary (0.9%):
Axel Springer SE	4,144	299,774
Bayerische Motoren Werke AG	3,845	348,546
Continental AG	1,288	294,108
Daimler AG, Registered Shares	5,129	330,183
ProSiebenSat.1 Media SE	6,346	161,025
Puma SE	49	28,666
Volkswagen AG	1,547	255,611
		1,717,913

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Consumer Staples (0.2%):
Beiersdorf AG	3,645	$413,882
Financials (0.7%):
Allianz SE	2,127	439,666
Deutsche Boerse AG	2,918	388,951
Hannover Rueck SE	2,861	356,798
		1,185,415
Health Care (0.8%):
Bayer AG	2,939	323,798
Fresenius Medical Care AG & Co. KGaA	3,739	377,140
Fresenius SE & Co. KGaA	3,942	316,693
Merck KGaA	4,052	395,652
		1,413,283
Industrials (1.1%):
Brenntag AG	5,749	320,351
Deutsche Post AG	8,894	290,485
Fraport AG	3,043	293,576
Hochtief AG	1,850	334,408
Kion Group AG	2,388	171,882
Mg Technologies AG	6,307	212,767
Siemens AG	2,872	379,700
		2,003,169
Information Technology (0.7%):
Infineon Technologies AG	9,649	245,963
SAP SE	3,912	452,010
United Internet AG, Registered Shares	4,383	251,092
Wirecard AG	1,807	291,080
		1,240,145
Materials (1.0%):
BASF SE	4,032	385,648
Covestro AG (c)	2,456	219,164
Evonik Industries AG	11,977	410,198
Linde AG	1,737	362,762
Symrise AG	4,833	423,829
		1,801,601
Real Estate (0.5%):
Deutsche Wohnen AG	8,585	415,025
Vonovia SE	8,078	384,478
		799,503
Telecommunication Services (0.2%):
Deutsche Telekom AG, Registered Shares	26,400	409,080
		10,983,991

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Hong Kong (7.0%):
Consumer Discretionary (0.5%):
Chow Tai Fook Jewellery Group Ltd.	245,420	$276,533
Galaxy Entertainment Group Ltd.	34,636	268,200
Haier Electronics Group Co. Ltd.	51,000	174,542
Techtronic Industries Co. Ltd.	36,852	205,506
		924,781
Consumer Staples (0.4%):
Dairy Farm International Holdings Ltd.	52,636	462,671
WH Group Ltd. (c)	222,866	181,522
		644,193
Financials (1.0%):
AIA Group Ltd.	36,670	320,642
BOC Hong Kong Holdings Ltd.	65,254	307,331
China Taiping Insurance Holdings Co. Ltd.	42,618	133,361
Hang Seng Bank	17,894	447,498
Hong Kong Exchanges and Clearing Ltd.	7,048	212,013
The Bank of East Asia Ltd.	106,398	425,164
		1,846,009
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	118,500	181,857
Industrials (1.0%):
CITIC Ltd.	263,616	371,631
CK Hutchison Holdings Ltd.	42,186	447,380
Jardine Strategic Holdings Ltd.	8,924	325,547
MTR Corp. Ltd.	120,638	667,358
		1,811,916
Information Technology (0.0%): (d)
Hanergy Thin Film Power Group Ltd. (b) (e) (f)	26,000	563
Real Estate (2.1%):
China Overseas Land & Investment Ltd., Class H	57,672	190,025
China Resources Land Ltd.	53,404	180,046
CK Asset Holdings Ltd.	44,218	351,133
Hang Lung Properties Ltd.	137,508	283,590
Henderson Land Development Co. Ltd.	63,044	333,485
New World Development Co. Ltd.	233,650	328,791
Sino Land Co. Ltd.	184,080	299,393
Sun Hung KAI Properties Ltd.	22,468	339,079
Swire Pacific Ltd., Class A	54,936	581,893
Swire Properties Ltd.	120,466	445,295
The Wharf Holdings Ltd.	49,434	158,786
Wheelock & Co. Ltd.	44,568	310,455
		3,801,971

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Telecommunication Services (0.3%):
China Mobile Ltd.	51,252	$455,332
Utilities (1.6%):
China Gas Holdings Ltd.	56,872	228,709
CK Infrastructure Holdings Ltd.	55,870	414,108
CLP Holdings Ltd.	70,536	759,718
Guangdong Investment Ltd.	197,546	313,741
Hong Kong & China Gas Co. Ltd.	439,205	840,857
Power Assets Holdings Ltd.	36,036	251,940
		2,809,073
		12,475,695
Ireland (1.7%):
Consumer Discretionary (0.3%):
Paddy Power Betfair PLC	2,830	309,939
WPP PLC	15,794	248,624
		558,563
Consumer Staples (0.2%):
Kerry Group PLC	3,606	376,651
Financials (0.2%):
Aib Group PLC	44,228	240,151
Bank of Ireland Group PLC	30,624	239,054
		479,205
Industrials (0.5%):
Experian PLC	18,856	466,387
Pentair PLC (a)	9,198	387,052
		853,439
Information Technology (0.3%):
Accenture PLC, Class A (a)	2,982	487,825
Materials (0.2%):
CRH PLC	9,267	327,095
		3,082,778
Israel (0.5%):
Financials (0.4%):
Bank Hapoalim BM	50,221	340,018
Bank Leumi Le-Israel B.M.	52,391	309,565
		649,583
Information Technology (0.1%):
Check Point Software Technologies Ltd. (a) (b)	2,702	263,931
		913,514

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Italy (2.3%):
Consumer Discretionary (0.5%):
Ferrari NV (a)	2,114	$285,411
Luxottica Group SpA	5,638	363,806
Prada SpA	48,544	224,609
		873,826
Energy (0.6%):
Eni SpA	31,128	578,157
Snam SpA	88,599	369,964
		948,121
Financials (0.7%):
Assicurazioni Generali SpA	23,565	395,419
Intesa Sanpaolo SpA	113,832	330,511
Mediobanca SpA	35,456	329,644
UniCredit SpA	12,375	206,583
		1,262,157
Industrials (0.2%):
Atlantia SpA	12,335	364,701
Telecommunication Services (0.1%):
Telecom Italia SpA (b)	310,355	230,996
Utilities (0.2%):
Terna Rete Elettrica Nazionale SpA	70,485	381,240
		4,061,041
Japan (19.9%):
Consumer Discretionary (3.7%):
Aisin Seiki Co. Ltd.	6,210	283,293
Bridgestone Corp.	7,760	303,740
Denso Corp.	6,430	314,355
Dentsu, Inc.	6,928	328,564
Fuji Heavy Industries Ltd.	10,450	304,438
Honda Motor Co. Ltd.	11,230	330,002
Isuzu Motors Ltd.	19,894	264,444
Koito Manufacturing Co. Ltd.	3,490	230,775
Mitsubishi Motors Corp.	40,600	323,846
Nissan Motor Co. Ltd.	47,476	462,323
Nitori Holdings Co. Ltd.	1,330	207,610
Oriental Land Co. Ltd.	4,208	441,897
Rakuten, Inc.	34,500	233,553
Sekisui House Ltd.	23,472	415,584
Sharp Corp./Japan (a)	6,900	168,293
Shimano, Inc.	1,740	255,577
Sony Corp.	4,550	232,802
Sumitomo Electric Industries Ltd.	20,194	300,994
Suzuki Motor Corp.	5,204	287,607

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Toyota Industries Corp.	5,608	$314,595
Toyota Motor Corp.	6,724	435,511
Yamaha Motor Co. Ltd.	9,088	228,719
		6,668,522
Consumer Staples (2.0%):
Asahi Group Holdings Ltd.	6,560	336,118
Japan Tobacco, Inc.	16,544	462,544
Kao Corp.	3,818	291,437
Kirin Holdings Co. Ltd.	11,284	302,028
Kose Corp.	1,200	258,753
MEIJI Holdings Co. Ltd.	6,004	506,571
Seven & i Holdings Co. Ltd.	11,900	519,322
Suntory Beverage & Food Ltd.	8,048	343,876
Uni-Charm Corp.	11,494	346,066
Yakult Honsha Co. Ltd.	3,270	218,591
		3,585,306
Energy (0.2%):
JXTG Holdings, Inc.	43,510	302,723
Financials (2.0%):
Daiwa Securities Group, Inc.	58,000	337,050
Japan Post Bank Co. Ltd.	37,412	435,966
Japan Post Insurance Co. Ltd. (a)	16,432	338,140
Mitsubishi UFJ Financial Group, Inc.	45,634	260,159
Mizuho Financial Group, Inc.	245,994	414,434
Nomura Holdings, Inc.	55,370	269,197
ORIX Corp.	18,468	292,285
Resona Holdings, Inc.	55,146	295,208
Sumitomo Mitsui Financial Group, Inc.	9,084	353,349
T&D Holdings, Inc.	18,900	284,183
The Dai-ichi Life Insurance Co. Ltd.	15,688	280,032
		3,560,003
Health Care (2.3%):
Astellas Pharma, Inc.	27,052	412,745
Chugai Pharmaceutical Co. Ltd.	4,730	248,250
Eisai Co. Ltd.	4,154	292,844
Hoya Corp.	6,318	359,504
Kyowa Hakko Kirin Co. Ltd.	12,308	248,272
M3, Inc.	5,300	211,378
Olympus Optical Co. Ltd.	8,958	335,824
ONO Pharmaceutical Co. Ltd.	10,484	245,953
Otsuka Holdings Co. Ltd.	7,200	348,878
Shionogi & Co. Ltd.	5,528	284,190
Sysmex Corp.	4,574	427,237
Tanabe Seiyaku Co. Ltd.	16,868	291,647
Terumo Corp.	6,778	388,801
		4,095,523

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Industrials (4.1%):
Ana Holdings, Inc.	10,888	$400,210
Central Japan Railway Co.	2,354	488,237
Daikin Industries Ltd.	2,566	307,595
East Japan Railway Co.	4,386	420,573
FANUC Corp.	1,030	204,744
ITOCHU Corp.	22,508	408,174
Japan Airlines Co. Ltd.	11,900	422,251
Komatsu Ltd.	7,688	220,014
Kubota Corp.	17,504	275,605
Makita Corp.	7,478	335,395
Marubeni Corp.	49,174	375,402
Mitsubishi Corp.	13,992	389,046
Mitsubishi Electric Corp.	19,152	255,101
Mitsubishi Heavy Industries Ltd.	9,900	360,496
Mitsui & Co. Ltd.	22,986	383,619
Nidec Corp.	1,654	248,399
Recruit Holdings Co. Ltd.	10,520	291,367
Secom Co. Ltd.	5,810	446,483
SMC Corp.	614	225,355
Sumitomo Corp. (a)	19,198	315,631
Taisei Corp.	5,134	283,367
Toyota Tsusho Corp.	8,380	280,847
		7,337,911
Information Technology (2.4%):
Canon, Inc. (a)	12,114	397,344
FUJIFILM Holdings Corp.	6,860	268,079
Fujitsu Ltd.	47,636	289,086
Hitachi Ltd.	48,736	344,102
Keyence Corp.	514	290,477
Kyocera Corp.	4,618	260,602
Murata Manufacturing Co. Ltd.	2,034	342,124
Nomura Research Institute Ltd.	6,258	303,572
NTT Data Corp.	32,908	379,319
Omron Corp.	4,208	196,525
Renesas Electronics Corp. (b)	20,264	198,796
ROHM Co. Ltd.	1,900	159,621
TDK Corp.	2,700	276,097
Tokyo Electron Ltd.	1,026	176,283
Yahoo Japan Corp. (a)	67,230	223,493
Yaskawa Electric Corp.	5,100	180,366
		4,285,886
Materials (1.2%):
Asahi Kasei Corp.	21,868	278,140
JFE Holdings, Inc.	11,904	225,391
Mitsubishi Chem Holdings	29,848	250,055
Nippon Paint Co. Ltd.	5,938	255,865
Nippon Steel & Sumitomo Metal	12,898	253,474
Nitto Denko Corp.	2,964	224,455

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Shin-Etsu Chemical Co. Ltd.	2,370	$211,373
Sumitomo Metal Mining Co. Ltd.	5,900	225,874
Toray Industries, Inc.	34,980	276,175
		2,200,802
Real Estate (0.9%):
Daito Trust Construction Co. Ltd.	1,740	283,084
Daiwa House Industry Co. Ltd.	10,700	364,979
Mitsubishi Estate Co. Ltd.	20,152	352,615
Mitsui Fudosan Co. Ltd.	14,278	344,890
Sumitomo Realty & Development	8,200	302,889
		1,648,457
Telecommunication Services (0.9%):
KDDI Corp.	15,708	430,090
Nippon Telegraph & Telephone Corp.	8,064	366,850
NTT DOCOMO, Inc.	20,592	525,031
SoftBank Group Corp.	3,564	256,691
		1,578,662
Utilities (0.2%):
Tokyo Gas Co. Ltd.	12,800	340,004
		35,603,799
Netherlands (3.1%):
Consumer Staples (0.4%):
Heineken NV	4,696	471,695
Koninklijke Ahold Delhaize NV	14,938	357,672
		829,367
Financials (0.6%):
Aegon NV	46,574	279,320
ING Groep NV	28,800	414,590
NN Group NV	9,046	368,017
		1,061,927
Industrials (0.9%):
Koninklijke Philips NV	9,162	389,694
Randstad Holding NV	5,199	306,095
RELX NV	22,102	471,395
Wolters Kluwer NV	8,510	479,568
		1,646,752
Information Technology (0.5%):
ASML Holding NV	1,522	301,599
NXP Semiconductor NV (b)	5,222	570,608
		872,207
Materials (0.5%):
AkzoNobel NV	5,151	441,009
Koninklijke DSM NV	4,268	429,202
		870,211

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Telecommunication Services (0.2%):
Koninklijke KPN NV	127,732	$347,528
		5,627,992
Norway (1.1%):
Consumer Staples (0.4%):
Marine Harvest ASA	15,065	300,149
Orkla ASA, Class A	38,324	336,113
		636,262
Financials (0.4%):
DNB ASA	19,826	387,943
Gjensidige Forsikring ASA	20,335	333,709
		721,652
Materials (0.3%):
Norsk Hydro ASA	44,494	266,655
Yara International ASA	6,788	281,822
		548,477
		1,906,391
Portugal (0.7%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	20,234	292,271
Energy (0.3%):
Galp Energia SGPS SA	23,758	453,171
Utilities (0.2%):
EDP - Energias de Portugal SA	108,215	429,635
		1,175,077
Singapore (1.7%):
Consumer Discretionary (0.4%):
Genting Singapore Ltd.	346,770	310,571
Jardine Cycle & Carriage Ltd.	14,384	336,000
		646,571
Consumer Staples (0.2%):
Wilmar International Ltd.	157,762	354,391
Financials (0.6%):
DBS Group Holdings Ltd.	16,978	331,658
Oversea-Chinese Banking Corp. Ltd.	40,938	349,815
United Overseas Bank Ltd.	20,392	400,595
		1,082,068
Real Estate (0.2%):
CapitaLand Ltd.	161,936	375,655
Telecommunication Services (0.3%):
Singapore Telecommunications Ltd.	244,494	552,813
		3,011,498

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
South Africa (0.1%):
Financials (0.1%):
Old Mutual Ltd.	93,343	$185,242
Spain (3.8%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	11,669	398,696
Energy (0.3%):
Repsol SA	23,589	461,792
Financials (0.9%):
Banco Bilbao Vizcaya Argentaria SA	44,824	317,921
Banco de Sabadell SA	113,727	190,634
Banco Santander SA	49,369	264,722
Bankinter SA (a)	35,229	343,166
CaixaBank SA	56,721	245,461
Mapfre SA	99,973	301,770
		1,663,674
Health Care (0.2%):
Grifols SA	10,323	310,758
Industrials (0.9%):
Abertis Infraestructuras SA	25,263	541,763
ACS, Actividades de Construccion y Servicios SA	8,732	353,815
Aena SA (c)	1,807	328,112
Ferrovial SA	17,899	367,331
		1,591,021
Information Technology (0.2%):
Amadeus IT Holding SA	5,635	444,810
Telecommunication Services (0.2%):
Telefonica SA	38,283	325,395
Utilities (0.9%):
Endesa SA (a)	15,338	338,415
Gas Natural SDG SA	16,459	435,893
Iberdrola SA	49,413	382,204
Red Electrica Corp. SA	18,266	371,983
		1,528,495
		6,724,641
Sweden (2.8%):
Consumer Discretionary (0.2%):
Electrolux AB, B Shares	9,744	222,003
Hennes & Mauritz AB, B Shares (a)	13,903	207,292
		429,295
Financials (1.1%):
Industrivarden AB, A Shares	17,818	360,786
Lundbergs AB, B Shares	11,696	359,483
Nordea Bank AB	30,619	295,049

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Skandinaviska Enskilda Banken AB, Class A	37,217	$353,972
Svenska Handelsbanken AB	29,855	331,967
Swedbank AB, A Shares	17,099	366,279
		2,067,536
Industrials (1.1%):
Alfa Laval AB	15,140	359,486
Assa Abloy	16,325	348,058
Atlas Copco AB, A Shares	8,274	240,999
Epiroc AB, Class A (b)	8,274	86,854
Sandvik AB	20,011	355,352
SKF AB, B Shares	16,625	309,521
Volvo AB, Class B	16,808	268,814
		1,969,084
Information Technology (0.2%):
Hexagon AB, B Shares	5,414	302,027
Materials (0.2%):
Boliden AB	8,614	279,572
		5,047,514
Switzerland (6.9%):
Consumer Discretionary (0.7%):
CIE Financiere Richemont SA	5,142	436,958
Garmin Ltd.	6,073	370,453
The Swatch Group AG, B shares	815	387,864
		1,195,275
Consumer Staples (0.9%):
Barry Callebaut AG	200	359,632
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	6	457,016
Coca-Cola HBC AG	9,322	311,324
Nestle SA, Registered Shares	6,199	481,567
		1,609,539
Financials (0.9%):
Julius Baer Group Ltd.	5,664	333,466
Partners Group Holding AG (a)	620	455,652
Swiss Life Holding AG	1,303	454,121
Zurich Insurance Group AG	1,606	477,144
		1,720,383
Health Care (1.3%):
Lonza Group AG, Registered Shares	1,207	321,290
Novartis AG	5,093	387,313
Roche Holding AG	1,947	433,792
Sonova Holding AG, Registered Shares	2,289	411,252
Straumann Holding AG	436	332,539
Vifor Pharma AG	2,476	396,825
		2,283,011

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Industrials (1.6%):
ABB Ltd.	16,050	$352,001
Adecco SA, Registered Shares	5,577	331,048
Ferguson PLC	5,239	425,143
Geberit AG	849	365,278
Kuehne + Nagel International AG	2,680	403,936
Schindler Holding AG	2,175	469,320
SGS SA	177	472,405
		2,819,131
Information Technology (0.1%):
Stmicroelectronics NV	9,343	208,761
Materials (1.1%):
EMS-Chemie Holding AG	657	422,447
Givaudan SA, Registered Shares	204	464,095
Glencore PLC	51,498	245,986
LafargeHolcim Ltd.	7,349	359,172
Sika AG, Registered Shares	3,420	474,703
		1,966,403
Telecommunication Services (0.3%):
Swisscom AG	1,170	523,835
		12,326,338
United Kingdom (8.7%):
Consumer Discretionary (1.4%):
Aptiv PLC	3,609	330,693
Compass Group PLC	19,075	407,369
InterContinental Hotels Group PLC	6,704	417,530
Kingfisher PLC	63,574	249,142
Next PLC	3,293	262,880
Persimmon PLC	8,548	285,700
Sky PLC	14,396	277,621
Whitbread PLC	6,522	340,704
		2,571,639
Consumer Staples (1.4%):
Associated British Foods PLC	9,425	340,507
British American Tobacco PLC	5,094	257,436
Diageo PLC	13,134	471,733
Imperial Tobacco Group PLC	9,740	362,683
Reckitt Benckiser Group PLC	4,265	351,111
Tesco PLC	120,823	409,248
Unilever PLC	7,605	420,660
		2,613,378
Energy (0.6%):
BP PLC	70,248	536,041
Royal Dutch Shell PLC, Class A	14,358	498,076
		1,034,117

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
Financials (2.3%):
3I Group PLC	28,826	$342,553
Aviva PLC	72,066	479,261
Hargreaves Lansdown PLC	16,050	417,525
HSBC Holdings PLC	43,855	411,260
Legal & General Group PLC	146,258	513,349
Lloyds Banking Group PLC	446,222	371,233
London Stock Exchange Group PLC	7,922	467,359
Prudential PLC	15,568	356,302
Quilter PLC (b) (c)	31,114	59,497
Schroders PLC	9,285	386,906
Standard Life PLC	57,382	246,606
		4,051,851
Health Care (0.4%):
AstraZeneca PLC	3,718	257,708
Smith & Nephew PLC	22,686	418,481
		676,189
Industrials (1.3%):
Ashtead Group PLC	11,140	334,115
BAE Systems PLC	44,765	382,049
IHS Markit Ltd. (b)	7,877	406,375
International Consolidated Airlines Group SA	33,349	292,188
Intertek Group PLC	5,135	387,297
RELX PLC	23,683	507,027
		2,309,051
Information Technology (0.2%):
Micro Focus International PLC	7,093	123,870
The Sage Group PLC	36,519	302,903
		426,773
Materials (0.3%):
Anglo American PLC	10,512	235,079
Rio Tinto PLC	5,619	311,475
		546,554
Telecommunication Services (0.2%):
BT Group PLC	106,574	306,281
Utilities (0.6%):
Centrica PLC	115,051	239,329
National Grid PLC	42,473	469,867
SSE PLC	22,456	401,498
		1,110,694
		15,646,527

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018
Security Description	Shares	Value
United States (0.5%):
Consumer Discretionary (0.5%):
Autoliv, Inc. (a)	1,749	$250,492
Fiat Chrysler Automobiles NV	9,111	172,107
Lululemon athletica, Inc. (b)	3,256	406,511
		829,110
Total Common Stocks (Cost $173,645,905)		177,931,216
Rights (0.0%) (d)
Italy (0.0%): (d)
Financials (0.0%): (d)
Intesa Sanpaolo SpA Expires 7/17/18 @ $0.00 (b)	113,832	—	(g)
Spain (0.0%): (d)
Energy (0.0%): (d)
Repsol SA Expires 7/09/18 @ $0.00 (b)	23,589	13,390
Industrials (0.0%): (d)
ACS, Actividades de Construccion y Servicios SA Expires 7/09/18 @ $0.00 (b)	8,732	8,993
Total Rights (Cost $—)		22,383
Investment Companies (0.3%)
United States (0.3%):
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 1.74% (h)	311,399	311,399
Total Investment Companies (Cost $311,399)		311,399
Collateral for Securities Loaned (3.1%)
United States (3.1%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (h)	736,194	736,194
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (h)	669,292	669,292
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (h)	1,513,549	1,513,549
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (h)	334,606	334,606
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (h)	1,739,905	1,739,905
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (h)	602,291	602,291
Total Collateral for Securities Loaned (Cost $5,595,837)		5,595,837
Total Investments (Cost $179,553,141) — 102.8%		183,860,835
Liabilities in excess of other assets — (2.8)%		(4,757,539)
NET ASSETS — 100.00%		$179,103,296

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $2,022,745 and amounted to 1.1% of net assets.

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2018

(d)  Amount represents less than 0.05% of net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of June 30, 2018. This security is classified as Level 3 within the fair value hierarchy. (See Note 1)

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, illiquid securities were 0.0% of the Fund's net assets.

(g)  Rounds to less than $1.

(h)  Rate disclosed is the daily yield on June 30, 2018.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	7	9/21/18	$694,178	$684,390	$(9,788)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(9,788)
	Total net unrealized appreciation(depreciation)				$(9,788)

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2018
	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $565,520,560, $43,926,901 and $20,882,194)	$601,079,370	(a)	$46,507,194	(b)	$21,823,451	(c)
Foreign currency, at value (Cost $—, $— and $15,090)	—		—		15,122
Cash and cash equivalents	3,293,717		281,464		79,780
Deposits with brokers for futures contracts	189,783		37,737		9,963
Interest and dividends receivable	456,952		25,588		44,782
Variation margin receivable on open futures contracts	1,571		—		615
Reclaims receivable	—		—		26,898
Receivable from Adviser	—		—		3,855
Prepaid expenses	2,784		224		111
Total Assets	605,024,177		46,852,207		22,004,577
LIABILITIES:
Securities lending collateral	37,426,634		5,565,048		480,024
Variation margin payable on open futures contracts	—		640		—
Accrued expenses and other payables:
Investment advisory fees	115,599		9,026		—
Administration fees	16,041		1,183		636
Custodian fees	3,977		833		14,296
Transfer agent fees	—		—		19
Chief Compliance Officer fees	337		71		13
Trustees' fees	1,136		88		43
Other accrued expenses	90,098		14,580		12,132
Total Liabilities	37,653,822		5,591,469		507,163
NET ASSETS:
Capital	541,165,317		40,548,457		21,053,523
Accumulated net investment income (loss)	470,528		21,536		40,322
Accumulated net realized gains (losses) from investments	(9,760,592)		(1,883,590)		(537,544)
Net unrealized appreciation (depreciation) on investments	35,495,102		2,574,335		941,113
Net Assets	$567,370,355		$41,260,738		$21,497,414
Shares Outstanding (unlimited shares authorized, no par value):	11,500,000		850,000		550,000
Net asset value:	$49.34		$48.54		$39.09

(a)  Includes $36,476,875 of securities on loan.

(b)  Includes $5,392,626 of securities on loan.

(c)  Includes $556,188 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2018
	VictoryShares Emerging Market Volatility Wtd ETF		VictoryShares US Large Cap High Div Volatility Wtd ETF		VictoryShares US Small Cap High Div Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $18,382,762, $144,639,121 and $50,209,604)	$18,940,659	(a)	$149,499,132	(b)	$52,754,939	(c)
Foreign currency, at value (Cost $8,024, $— and $—)	8,023		—		—
Cash and cash equivalents	89,615		593,926		131,060
Deposits with brokers for futures contracts	15,139		113,030		39,231
Interest and dividends receivable	58,286		214,259		52,994
Variation margin receivable on open futures contracts	1,850		525		—
Receivable from Adviser	7,705		—		—
Prepaid expenses	196		995		314
Total Assets	19,121,473		150,421,867		52,978,538
LIABILITIES:
Securities lending collateral	129,507		6,166,430		9,285,831
Variation margin payable on open futures contracts	—		—		320
Accrued expenses and other payables:
Investment advisory fees	—		32,492		9,523
Administration fees	610		4,214		1,297
Custodian fees	16,239		—		767
Chief Compliance Officer fees	61		86		49
Trustees' fees	22		253		79
Other accrued expenses	25,542		31,108		15,661
Total Liabilities	171,981		6,234,583		9,313,527
NET ASSETS:
Capital	17,487,610		145,584,950		44,320,482
Accumulated net investment income (loss)	3,372		130,562		15,645
Accumulated net realized gains (losses) from investments	909,006		(6,378,491)		(3,213,754)
Net unrealized appreciation (depreciation) on investments	549,504		4,850,263		2,542,638
Net Assets	$18,949,492		$144,187,284		$43,665,011
Shares Outstanding (unlimited shares authorized, no par value):	700,000		3,200,000		950,000
Net asset value:	$27.07		$45.06		$45.96

(a)  Includes $171,120 of securities on loan.

(b)  Includes $6,001,667 of securities on loan.

(c)  Includes $9,002,178 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2018
	VictoryShares International High Div Volatility Wtd ETF	VictoryShares Emerging Market High Div Volatility Wtd ETF		VictoryShares Dividend Accelerator ETF
ASSETS:
Investments, at value (Cost $48,163,808, $23,553,018 and $7,185,340)	$47,094,972 (a)	$21,429,267	(b)	$7,539,133	(c)
Foreign currency, at value (Cost $27,982, $10,936 and $—)	28,192	10,913		—
Cash and cash equivalents	210,457	29,427		19,812
Deposits with brokers for futures contracts	30,675	3,773		100
Interest and dividends receivable	227,076	86,713		6,652
Variation margin receivable on open futures contracts	1,845	925		—
Reclaims receivable	74,481	—		—
Receivable from Adviser	—	12,290		12
Prepaid expenses	279	42		47
Total Assets	47,667,977	21,573,350		7,565,756
LIABILITIES:
Securities lending collateral	1,810,501	17,100		454,848
Accrued expenses and other payables:
Investment advisory fees	11,673	—		—
Administration fees	1,335	479		62
Custodian fees	4,215	8,755		—
Chief Compliance Officer fees	29	15		4
Trustees' fees	86	57		1,853
Other accrued expenses	16,156	14,514		7,128
Total Liabilities	1,843,995	40,920		463,895
NET ASSETS:
Capital	47,582,729	23,461,365		6,959,794
Accumulated net investment income (loss)	153,239	66,684		8,321
Accumulated net realized gains (losses) from investments	(837,849)	129,518		(220,047)
Net unrealized appreciation (depreciation) on investments	(1,074,137)	(2,125,137)		353,793
Net Assets	$45,823,982	$21,532,430		$7,101,861
Shares Outstanding (unlimited shares authorized, no par value):	1,350,000	900,000		250,000
Net asset value:	$33.94	$23.92		$28.41

(a)  Includes $2,250,249 of securities on loan.

(b)  Includes $143,986 of securities on loan.

(c)  Includes $448,670 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2018
	VictoryShares US Multi-Factor Minimum Volatility ETF		VictoryShares US 500 Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $8,252,443, $959,178,745 and $752,924,271)	$8,425,754	(a)	$1,015,676,017	(b)	$772,238,374	(c)
Cash and cash equivalents	39,414		—		—
Deposits with brokers for futures contracts	100		286,043		514,842
Interest and dividends receivable	8,366		765,517		1,103,687
Receivable for capital shares issued	—		9,854,192		2,314,317
Variation margin receivable on open futures contracts	—		2,407		1,571
Prepaid expenses	—		4,082		3,996
Total Assets	8,473,634		1,026,588,258		776,176,787
LIABILITIES:
Securities lending collateral	187,146		64,966,960		35,312,294
Payable for investments purchased	—		9,832,267		2,309,211
Accrued expenses and other payables:
Investment advisory fees	2,593		190,519		166,185
Administration fees	305		26,684		21,150
Custodian fees	477		2,457		—
Chief Compliance Officer fees	11		579		443
Trustees' fees	143		1,935		1,405
Other accrued expenses	9,486		155,799		106,017
Total Liabilities	200,161		75,177,200		37,916,705
NET ASSETS:
Capital	8,217,213		914,603,008		749,944,087
Accumulated net investment income (loss)	12,708		805,102		840,474
Accumulated net realized gains (losses) from investments	(129,759)		(20,388,311)		(31,781,649)
Net unrealized appreciation (depreciation) on investments	173,311		56,391,259		19,257,170
Net Assets	$8,273,473		$951,411,058		$738,260,082
Shares Outstanding (unlimited shares authorized, no par value):	300,000		19,300,000		15,950,000
Net asset value:	$27.58		$49.30		$46.29

(a)  Includes $180,838 of securities on loan.

(b)  Includes $63,469,349 of securities on loan.

(c)  Includes $34,367,480 of securities on loan.
See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2018
	VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $124,523,894 and $179,553,141)	$134,617,353	(a)	$183,860,835	(b)
Foreign currency, at value (Cost $— and $125,890)	—		126,219
Cash and cash equivalents	—		234,915
Deposits with brokers for futures contracts	70,420		41,288
Interest and dividends receivable	73,421		361,713
Receivable for capital shares issued	2,374,871		—
Variation margin receivable on open futures contracts	—		3,426
Reclaims receivable	—		168,857
Receivable from Adviser	—		—
Prepaid expenses	506		804
Total Assets	137,136,571		184,798,057
LIABILITIES:
Securities lending collateral	18,549,522		5,595,837
Payable for investments purchased	2,372,583		—
Variation margin payable on open futures contracts	2,119		—
Accrued expenses and other payables:
Investment advisory fees	23,861		35,965
Administration fees	3,278		5,172
Custodian fees	1,197		18,385
Chief Compliance Officer fees	76		113
Trustees' fees	252		340
Other accrued expenses	26,487		38,949
Total Liabilities	20,979,375		5,694,761
NET ASSETS:
Capital	115,025,032		180,310,009
Accumulated net investment income (loss)	68,758		388,475
Accumulated net realized gains (losses) from investments	(9,014,079)		(5,892,649)
Net unrealized appreciation (depreciation) on investments	10,077,485		4,297,461
Net Assets	$116,157,196		$179,103,296
Shares Outstanding (unlimited shares authorized, no par value):	2,450,000		5,300,000
Net asset value:	$47.41		$33.79

(a)  Includes $17,957,792 of securities on loan.

(b)  Includes $6,172,328 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2018
	VictoryShares US 500 Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF	VictoryShares International Volatility Wtd ETF
Investment Income:
Dividend income	$7,168,678	$447,432	$626,203
Interest income	11,212	1,041	498
Securities lending income	41,773	15,115	6,855
Foreign tax withholding	(825)	—	(72,209)
Total Income	7,220,838	463,588	561,347
Expenses:
Investment advisory fees	1,296,517	95,833	73,313
Administration fees	255,690	18,912	10,844
Custodian fees	20,754	4,331	39,698
Servicing fees	4,756	4,555	4,527
Trustees' fees	29,249	2,689	1,649
Chief Compliance Officer fees	3,978	158	140
Legal and audit fees	60,721	10,222	9,728
Other expenses	115,244	12,854	39,578
Total Expenses	1,786,909	149,554	179,477
Expenses waived/reimbursed by Adviser	(271,677)	(38,536)	(96,895)
Net Expenses	1,515,232	111,018	82,582
Net Investment Income (Loss)	5,705,606	352,570	478,765
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions and foreign currency translations	24,848,071	3,228,752	661,766
Net realized gains (losses) from futures transactions	143,992	24,767	(1,840)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	18,477,575	1,094,160	(248,764)
Net change in unrealized appreciation/depreciation on futures transactions	(58,620)	(5,192)	(54)
Net realized/unrealized gains on investments	43,411,018	4,342,487	411,108
Change in net assets resulting from operations	$49,116,624	$4,695,057	$889,873

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2018
	VictoryShares Emerging Market Volatility Wtd ETF	VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF
Investment Income:
Dividend income	$839,206	$4,663,080	$1,498,102
Interest income	1,540	4,983	1,302
Securities lending income	8,496	8,644	37,830
Foreign tax withholding	(104,740)	—	—
Total Income	744,502	4,676,707	1,537,234
Expenses:
Investment advisory fees	124,552	414,177	128,857
Administration fees	16,340	81,690	25,407
Custodian fees	97,408	8,678	4,152
Servicing fees	4,524	4,579	4,553
Trustees' fees	2,717	10,483	3,554
Chief Compliance Officer fees	158	1,332	180
Legal and audit fees	47,722	22,950	11,767
Other expenses	46,577	38,056	13,711
Total Expenses	339,998	581,945	192,181
Expenses waived/reimbursed by Adviser	(201,805)	(98,510)	(41,740)
Net Expenses	138,193	483,435	150,441
Net Investment Income (Loss)	606,309	4,193,272	1,386,793
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	3,382,390	8,574,776	3,464,379
Net realized gains (losses) from futures transactions	42,064	71,010	16,749
Net change in unrealized appreciation/ depreciation on investments	(1,905,038)	534,373	1,839,372
Net change in unrealized appreciation/ depreciation on futures transactions	(6,982)	(8,462)	(2,697)
Net realized/unrealized gains on investments	1,512,434	9,171,697	5,317,803
Change in net assets resulting from operations	$2,118,743	$13,364,969	$6,704,596

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2018
	VictoryShares International High Div Volatility Wtd ETF	VictoryShares Emerging Market High Div Volatility Wtd ETF(a)	VictoryShares Dividend Accelerator ETF
Investment Income:
Dividend income	$2,119,582	$500,372	$143,729
Interest income	1,673	655	153
Securities lending income	21,989	2,053	314
Foreign tax withholding	(285,505)	(46,454)	—
Total Income	1,857,739	456,626	144,196
Expenses:
Investment advisory fees	161,707	41,188	20,576
Administration fees	23,924	5,325	3,911
Custodian fees	15,608	28,157	1,106
Servicing fees	4,531	2,052	4,100
Trustees' fees	3,309	439	738
Chief Compliance Officer fees	379	64	60
Legal and audit fees	12,437	8,841	11,031
Printing fees	8,231	2,798	2,339
Other expenses	11,274	7,765	2,187
Total Expenses	241,400	96,629	46,048
Expenses waived/reimbursed by Adviser	(59,316)	(50,604)	(22,012)
Net Expenses	182,084	46,025	24,036
Net Investment Income (Loss)	1,675,655	410,601	120,160
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	1,521,353	120,612	319,823
Net realized gains (losses) from futures transactions	17,881	(73)	—
Net change in unrealized appreciation/ depreciation on investments	(2,571,031)	(2,124,393)	284,045
Net change in unrealized appreciation/ depreciation on futures transactions	(5,293)	(744)	—
Net realized/unrealized gains (losses) on investments	(1,037,090)	(2,004,598)	603,868
Change in net assets resulting from operations	$638,565	$(1,593,997)	$724,028

(a)  The Fund commenced operations on October 26, 2017.

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2018
	VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Investment Income:
Dividend income	$125,279	$11,303,192	$20,955,748
Interest income	125	2,680	4,318
Securities lending income	692	65,162	45,138
Foreign tax withholding	—	(1,392)	—
Total Income	126,096	11,369,642	21,005,204
Expenses:
Investment advisory fees	14,076	2,035,508	1,846,915
Administration fees	2,853	401,402	364,298
Custodian fees	1,941	26,687	21,760
Servicing fees	3,578	4,813	4,815
Trustees' fees	377	44,246	43,336
Chief Compliance Officer fees	43	6,064	5,790
Legal and audit fees	7,651	91,142	79,457
Other expenses	4,280	180,998	140,328
Total Expenses	34,799	2,790,860	2,506,699
Expenses waived/reimbursed by Adviser	(18,321)	(410,971)	(351,932)
Net Expenses	16,478	2,379,889	2,154,767
Net Investment Income (Loss)	109,618	8,989,753	18,850,437
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	126,449	41,266,925	36,243,054
Net realized gains (losses) from futures transactions	—	248,530	335,457
Net change in unrealized appreciation/ depreciation on investments	188,786	20,575,727	320,740
Net change in unrealized appreciation/ depreciation on futures transactions	—	(98,073)	(51,057)
Net realized/unrealized gains on investments	315,235	61,993,109	36,848,194
Change in net assets resulting from operations	$424,853	$70,982,862	$55,698,631

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2018
	VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares Developed Enhanced Volatility Wtd ETF
Investment Income:
Dividend income	$1,173,445	$4,858,076
Interest income	412	460
Securities lending income	52,217	57,627
Foreign tax withholding	—	(544,173)
Total Income	1,226,074	4,371,990
Expenses:
Investment advisory fees	249,132	548,647
Administration fees	49,137	81,113
Custodian fees	6,567	58,394
Servicing fees	4,549	4,572
Trustees' fees	5,889	9,288
Chief Compliance Officer fees	596	1,085
Legal and audit fees	14,993	23,918
Other expenses	29,564	70,454
Total Expenses	360,427	797,471
Expenses waived/reimbursed by Adviser	(71,553)	(179,047)
Net Expenses	288,874	618,424
Net Investment Income (Loss)	937,200	3,753,566
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions and foreign currency translations	5,975,957	3,957,762
Net realized gains (losses) from futures transactions	54,972	37,544
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,491,544	(2,471,430)
Net change in unrealized appreciation/depreciation on futures transactions	(15,852)	(8,639)
Net realized/unrealized gains on investments	11,506,621	1,515,237
Change in net assets resulting from operations	$12,443,821	$5,268,803

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
From Investment Activities:
Operations:
Net investment income (loss)	$5,705,606	$1,959,207	$352,570	$228,058	$478,765	$285,836
Net realized gains (losses) from investment transactions	24,992,063	4,625,063	3,253,519	1,838,768	659,926	52,021
Net change in unrealized appreciation (depreciation) on investments	18,418,955	16,415,002	1,088,968	1,467,412	(248,818)	1,782,103
Change in net assets resulting from operations	49,116,624	22,999,272	4,695,057	3,534,238	889,873	2,119,960
Distributions to Shareholders:
From net investment income	(5,493,806)	(1,722,475)	(350,537)	(218,297)	(470,597)	(282,806)
Change in net assets resulting from distributions to shareholders	(5,493,806)	(1,722,475)	(350,537)	(218,297)	(470,597)	(282,806)
Change in net assets resulting from capital transactions	230,826,334	226,955,332	11,477,938	11,818,820	8,057,297	(1,660,200)
Change in net assets	274,449,152	248,232,129	15,822,458	15,134,761	8,476,573	176,954
Net Assets:
Beginning of period	292,921,203	44,689,074	25,438,280	10,303,519	13,020,841	12,843,887
End of period	$567,370,355	$292,921,203	$41,260,738	$25,438,280	$21,497,414	$13,020,841
Accumulated net investment income (loss)	$470,528	$235,331	$21,536	$17,671	$40,322	$31,120
Capital Transactions:
Proceeds from shares issued	382,162,595	270,652,632	34,043,827	25,599,888	12,040,236	1,616,150
Cost of shares redeemed	(151,336,261)	(43,697,300)	(22,565,889)	(13,781,068)	(3,982,939)	(3,276,350)
Change in net assets resulting from capital transactions	230,826,334	226,955,332	11,477,938	11,818,820	8,057,297	(1,660,200)
Share Transactions:
Issued	7,950,000	6,500,000	750,000	650,000	300,000	50,000
Redeemed	(3,100,000)	(1,050,000)	(500,000)	(350,000)	(100,000)	(100,000)
Change in Shares	4,850,000	5,450,000	250,000	300,000	200,000	(50,000)

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares Emerging Market Volatility Wtd ETF		VictoryShares US Large Cap High Div Volatility Wtd ETF		VictoryShares US Small Cap High Div Volatility Wtd ETF
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
From Investment Activities:
Operations:
Net investment income (loss)	$606,309	$495,697	$4,193,272	$2,535,525	$1,386,793	$883,109
Net realized gains (losses) from investment transactions	3,424,454	107,917	8,645,786	5,776,737	3,481,128	2,438,182
Net change in unrealized appreciation (depreciation) on investments	(1,912,020)	2,376,413	525,911	2,691,090	1,836,675	295,394
Change in net assets resulting from operations	2,118,743	2,980,027	13,364,969	11,003,352	6,704,596	3,616,685
Distributions to Shareholders:
From net investment income	(592,927)	(446,978)	(4,292,079)	(2,332,765)	(1,457,987)	(841,498)
From net realized gains	(1,031,995)	(115,100)	—	—	—	—
Change in net assets resulting from distributions to shareholders	(1,624,922)	(562,078)	(4,292,079)	(2,332,765)	(1,457,987)	(841,498)
Change in net assets resulting from capital transactions	(14,936,943)	18,333,106	14,933,024	70,177,592	6,093,407	15,390,023
Change in net assets	(14,443,122)	20,751,055	24,005,914	78,848,179	11,340,016	18,165,210
Net Assets:
Beginning of period	33,392,614	12,641,559	120,181,370	41,333,191	32,324,995	14,159,785
End of period	$18,949,492	$33,392,614	$144,187,284	$120,181,370	$43,665,011	$32,324,995
Accumulated net investment income (loss)	$3,372	$71,408	$130,562	$188,026	$15,645	$75,420
Capital Transactions:
Proceeds from shares issued	3,024,918	18,333,106	105,456,748	122,983,402	42,447,183	32,957,516
Cost of shares redeemed	(17,961,861)	—	(90,523,724)	(52,805,810)	(36,353,776)	(17,567,493)
Change in net assets resulting from capital transactions	(14,936,943)	18,333,106	14,933,024	70,177,592	6,093,407	15,390,023
Share Transactions:
Issued	100,000	700,000	2,400,000	3,050,000	1,000,000	850,000
Redeemed	(600,000)	—	(2,050,000)	(1,300,000)	(850,000)	(450,000)
Change in Shares	(500,000)	700,000	350,000	1,750,000	150,000	400,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares International High Div Volatility Wtd ETF		VictoryShares Emerging Market High Div Volatility Wtd ETF(a)	VictoryShares Dividend Accelerator ETF
	Year Ended June 30, 2018	Year Ended June 30, 2017	For the Period October 26, 2017 through June 30, 2018	Year Ended June 30, 2018	For the Period April 18, 2017 through June 30, 2017
From Investment Activities:
Operations:
Net investment income (loss)	$1,675,655	$1,036,952	$410,601	$120,160	$17,338
Net realized gains (losses) from investment transactions	1,539,234	208,595	120,539	319,823	3
Net change in unrealized appreciation (depreciation) on investments	(2,576,324)	2,843,571	(2,125,137)	284,045	69,748
Change in net assets resulting from operations	638,565	4,089,118	(1,593,997)	724,028	87,089
Distributions to Shareholders:
From net investment income	(1,619,642)	(1,012,828)	(334,938)	(116,651)	(12,529)
Change in net assets resulting from distributions to shareholders	(1,619,642)	(1,012,828)	(334,938)	(116,651)	(12,529)
Change in net assets resulting from capital transactions	14,263,656	12,610,040	23,461,365	2,601,811	3,818,113
Change in net assets	13,282,579	15,686,330	21,532,430	3,209,188	3,892,673
Net Assets:
Beginning of period	32,541,403	16,855,073	—	3,892,673	—
End of period	$45,823,982	$32,541,403	$21,532,430	$7,101,861	$3,892,673
Accumulated net investment income (loss)	$153,239	$109,634	$66,684	$8,321	$4,812
Capital Transactions:
Proceeds from shares issued	26,698,800	17,477,330	23,461,365	6,794,590	3,818,113
Cost of shares redeemed	(12,435,144)	(4,867,290)	—	(4,192,779)	—
Change in net assets resulting from capital transactions	14,263,656	12,610,040	23,461,365	2,601,811	3,818,113
Share Transactions:
Issued	750,000	550,000	900,000	250,000	150,000
Redeemed	(350,000)	(150,000)	—	(150,000)	—
Change in Shares	400,000	400,000	900,000	100,000	150,000

(a)  The Fund commenced operations on October 26, 2017.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Multi-Factor Minimum Volatility ETF		VictoryShares US 500 Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF
	Year Ended June 30, 2018	For the Period June 21, 2017 through June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
From Investment Activities:
Operations:
Net investment income (loss)	$109,618	$1,966	$8,989,753	$3,555,613	$18,850,437	$9,532,617
Net realized gains (losses) from investment transactions	126,449	—	41,515,455	8,026,390	36,578,511	19,114,068
Net change in unrealized appreciation (depreciation) on investments	188,786	(15,475)	20,477,654	33,184,826	269,683	13,296,074
Change in net assets resulting from operations	424,853	(13,509)	70,982,862	44,766,829	55,698,631	41,942,759
Distributions to Shareholders:
From net investment income	(98,884)	—	(8,545,250)	(3,262,717)	(18,927,936)	(8,717,741)
Change in net assets resulting from distributions to shareholders	(98,884)	—	(8,545,250)	(3,262,717)	(18,927,936)	(8,717,741)
Change in net assets resulting from capital transactions	5,464,103	2,496,910	473,126,725	232,872,564	229,562,322	282,424,312
Change in net assets	5,790,072	2,483,401	535,564,337	274,376,676	266,333,017	315,649,330
Net Assets:
Beginning of period	2,483,401	—	415,846,721	141,470,045	471,927,065	156,277,735
End of period	$8,273,473	$2,483,401	$951,411,058	$415,846,721	$738,260,082	$471,927,065
Accumulated net investment income (loss)	$12,708	$1,956	$805,102	$323,772	$840,474	$739,768
Capital Transactions:
Proceeds from shares issued	8,142,957	2,496,910	705,160,890	300,613,030	645,087,685	448,192,835
Cost of shares redeemed	(2,678,854)	—	(232,034,165)	(67,740,466)	(415,525,363)	(165,768,523)
Change in net assets resulting from capital transactions	5,464,103	2,496,910	473,126,725	232,872,564	229,562,322	282,424,312
Share Transactions:
Issued	300,000	100,000	14,600,000	7,300,000	14,250,000	10,800,000
Redeemed	(100,000)	—	(4,750,000)	(1,650,000)	(9,200,000)	(3,950,000)
Change in Shares	200,000	100,000	9,850,000	5,650,000	5,050,000	6,850,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
From Investment Activities:
Operations:
Net investment income (loss)	$937,200	$487,246	$3,753,566	$1,202,268
Net realized gains (losses) from investment transactions	6,030,929	3,106,521	3,995,306	(1,468,214)
Net change in unrealized appreciation (depreciation) on investments	5,475,692	4,032,988	(2,480,069)	7,657,924
Change in net assets resulting from operations	12,443,821	7,626,755	5,268,803	7,391,978
Distributions to Shareholders:
From net investment income	(914,103)	(466,131)	(3,545,391)	(868,361)
Change in net assets resulting from distributions to shareholders	(914,103)	(466,131)	(3,545,391)	(868,361)
Change in net assets resulting from capital transactions	46,656,676	23,972,257	95,229,946	40,829,487
Change in net assets	58,186,394	31,132,881	96,953,358	47,353,104
Net Assets:
Beginning of period	57,970,802	26,837,921	82,149,938	34,796,834
End of period	$116,157,196	$57,970,802	$179,103,296	$82,149,938
Accumulated net investment income (loss)	$68,758	$41,905	$388,475	$201,433
Capital Transactions:
Proceeds from shares issued	86,697,217	41,229,181	112,807,667	40,829,487
Cost of shares redeemed	(40,040,541)	(17,256,924)	(17,577,721)	—
Change in net assets resulting from capital transactions	46,656,676	23,972,257	95,229,946	40,829,487
Share Transactions:
Issued	1,950,000	1,050,000	3,250,000	1,350,000
Redeemed	(900,000)	(450,000)	(500,000)	—
Change in Shares	1,050,000	600,000	2,750,000	1,350,000

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US 500 Volatility Wtd ETF
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
Net Asset Value, Beginning of Period	$44.05	$37.24	$36.78	$35.00
Investment Activities:
Net investment income (loss) (b)	0.63	0.60	0.57	0.49
Net realized and unrealized gains (losses) on investments	5.26	6.71	0.42	1.73
Total from Investment Activities	5.89	7.31	0.99	2.22
Distributions to Shareholders:
Net investment income	(0.60)	(0.50)	(0.51)	(0.44)
Net realized gains from investments	—	—	(0.02)	—
Total Distributions to Shareholders	(0.60)	(0.50)	(0.53)	(0.44)
Net Asset Value, End of Period	$49.34	$44.05	$37.24	$36.78
Total Return (c)	13.42%	19.72%	2.78%	6.38%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$567,370	$292,921	$44,689	$9,194
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%	0.54%
Ratio of net investment income (loss) to average net assets (d) (e)	1.32%	1.43%	1.59%	1.37%
Ratio of gross expenses to average net assets (d) (e)	0.41%	0.47%	0.74%	1.39%
Portfolio turnover (c) (f)	36%	26%	31%	23%

(a)  The Fund commenced operations on July 1, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US Small Cap Volatility Wtd ETF
	Year Ended June 30, 2018	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
Net Asset Value, Beginning of Period	$42.40	$34.35	$35.00
Investment Activities:
Net investment income (loss) (b)	0.50	0.50	0.41
Net realized and unrealized gains (losses) on investments	6.14	8.01	(0.72)
Total from Investment Activities	6.64	8.51	(0.31)
Distributions to Shareholders:
Net investment income	(0.50)	(0.46)	(0.34)
Total Distributions to Shareholders	(0.50)	(0.46)	(0.34)
Net Asset Value, End of Period	$48.54	$42.40	$34.35
Total Return (c)	15.75%	24.86%	(0.86)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$41,261	$25,438	$10,304
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (d) (e)	1.10%	1.25%	1.28%
Ratio of gross expenses to average net assets (d) (e)	0.47%	0.68%	1.44%
Portfolio turnover (c) (f)	47%	47%	50%

(a)  The Fund commenced operations on July 7, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares International Volatility Wtd ETF
	Year Ended June 30, 2018	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
Net Asset Value, Beginning of Period	$37.20	$32.11	$35.00
Investment Activities:
Net investment income (loss) (b)	1.04	0.76	0.85
Net realized and unrealized gains (losses) on investments	1.81	5.10	(3.15)
Total from Investment Activities	2.85	5.86	(2.30)
Distributions to Shareholders:
Net investment income	(0.96)	(0.77)	(0.59)
Total Distributions to Shareholders	(0.96)	(0.77)	(0.59)
Net Asset Value, End of Period	$39.09	$37.20	$32.11
Total Return (c)	7.62%	18.44%	(6.58)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$21,497	$13,021	$12,844
Ratio of net expenses to average net assets (d)	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets (d) (e)	2.61%	2.25%	2.99%
Ratio of gross expenses to average net assets (d) (e)	0.98%	1.54%	2.31%
Portfolio turnover (c) (f)	37%	46%	31%

(a)  The Fund commenced operations on August 19, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares Emerging Market Volatility Wtd ETF
	Year Ended June 30, 2018	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
Net Asset Value, Beginning of Period	$27.83	$25.28	$25.00
Investment Activities:
Net investment income (loss) (b)	0.64	0.55	0.25
Net realized and unrealized gains (losses) on investments	0.29	2.64	0.13
Total from Investment Activities	0.93	3.19	0.38
Distributions to Shareholders:
Net investment income	(0.60)	(0.52)	(0.10)
Net realized gains from investments	(1.09)	(0.12)	—
Total Distributions to Shareholders	(1.69)	(0.64)	(0.10)
Net Asset Value, End of Period	$27.07	$27.83	$25.28
Total Return (c)	3.09%	12.76%	1.56%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$18,949	$33,393	$12,642
Ratio of net expenses to average net assets (d)	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets (d) (e)	2.19%	2.11%	3.70%
Ratio of gross expenses to average net assets (d) (e)	1.23%	1.91%	6.26%
Portfolio turnover (c) (f)	53%	38%	1%

(a)  The Fund commenced operations on March 22, 2016.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US Large Cap High Div Volatility Wtd ETF
	Year Ended June 30, 2018	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
Net Asset Value, Beginning of Period	$42.17	$37.58	$35.00
Investment Activities:
Net investment income (loss) (b)	1.34	1.24	1.28
Net realized and unrealized gains (losses) on investments	2.92	4.46	2.35
Total from Investment Activities	4.26	5.70	3.63
Distributions to Shareholders:
Net investment income	(1.37)	(1.11)	(1.05)
Total Distributions to Shareholders	(1.37)	(1.11)	(1.05)
Net Asset Value, End of Period	$45.06	$42.17	$37.58
Total Return (c)	10.23%	15.37%	10.62%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$144,187	$120,181	$41,333
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (d) (e)	3.04%	3.05%	3.69%
Ratio of gross expenses to average net assets (d) (e)	0.42%	0.45%	0.72%
Portfolio turnover (c) (f)	52%	48%	46%

(a)  The Fund commenced operations on July 7, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US Small Cap High Div Volatility Wtd ETF
	Year Ended June 30, 2018	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
Net Asset Value, Beginning of Period	$40.41	$35.40	$35.00
Investment Activities:
Net investment income (loss) (b)	1.39	1.43	1.18
Net realized and unrealized gains (losses) on investments	5.61	4.93	0.21
Total from Investment Activities	7.00	6.36	1.39
Distributions to Shareholders:
Net investment income	(1.45)	(1.35)	(0.99)
Total Distributions to Shareholders	(1.45)	(1.35)	(0.99)
Net Asset Value, End of Period	$45.96	$40.41	$35.40
Total Return (c)	17.64%	18.07%	4.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$43,665	$32,325	$14,160
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (d) (e)	3.23%	3.65%	3.59%
Ratio of gross expenses to average net assets (d) (e)	0.45%	0.55%	0.92%
Portfolio turnover (c) (f)	68%	65%	78%

(a)  The Fund commenced operations on July 7, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares International High Div Volatility Wtd ETF
	Year Ended June 30, 2018	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
Net Asset Value, Beginning of Period	$34.25	$30.65	$35.00
Investment Activities:
Net investment income (loss) (b)	1.47	1.40	1.37
Net realized and unrealized gains (losses) on investments	(0.41)	3.47	(4.71)
Total from Investment Activities	1.06	4.87	(3.34)
Distributions to Shareholders:
Net investment income	(1.37)	(1.27)	(1.01)
Total Distributions to Shareholders	(1.37)	(1.27)	(1.01)
Net Asset Value, End of Period	$33.94	$34.25	$30.65
Total Return (c)	3.00%	16.16%	(9.63)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$45,824	$32,541	$16,855
Ratio of net expenses to average net assets (d)	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets (d) (e)	4.14%	4.32%	4.98%
Ratio of gross expenses to average net assets (d) (e)	0.60%	0.77%	1.17%
Portfolio turnover (c) (f)	58%	69%	53%

(a)  Commenced operations on August 19, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

VictoryShares Emerging Market High Div Volatility Wtd ETF(a)
Period Ended June 30, 2018
Net Asset Value, Beginning of Period	$24.95
Investment Activities:
Net investment income (loss) (b)	0.78
Net realized and unrealized gains (losses) on investments	(1.29)
Total from Investment Activities	(0.51)
Distributions to Shareholders:
Net investment income	(0.52)
Total Distributions to Shareholders	(0.52)
Net Asset Value, End of Period	$23.92
Total Return (c)	(2.17)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$21,532
Ratio of net expenses to average net assets (d)	0.50%
Ratio of net investment income (loss) to average net assets (d) (e)	4.44%
Ratio of gross expenses to average net assets (d) (e)	1.05%
Portfolio turnover (c) (f)	52%

(a)  The Fund commenced operations on October 26, 2017.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares Dividend Accelerator ETF
	Year Ended June 30, 2018	Period Ended June 30, 2017(a)
Net Asset Value, Beginning of Period	$25.95	$25.26
Investment Activities:
Net investment income (loss) (b)	0.48	0.12
Net realized and unrealized gains (losses) on investments	2.45	0.65
Total from Investment Activities	2.93	0.77
Distributions to Shareholders:
Net investment income	(0.47)	(0.08)
Total Distributions to Shareholders	(0.47)	(0.08)
Net Asset Value, End of Period	$28.41	$25.95
Total Return (c)	11.33%	3.05%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,102	$3,893
Ratio of net expenses to average net assets (d)	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (d) (e)	1.75%	2.31%
Ratio of gross expenses to average net assets (d) (e)	0.67%	1.92%
Portfolio turnover (c) (f)	43%	—%

(a)  The Fund commenced operations on April 18, 2017.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.
See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US Multi-Factor Minimum Volatility ETF
	Year Ended June 30, 2018	Period Ended June 30, 2017(a)
Net Asset Value, Beginning of Period	$24.83	$24.97
Investment Activities:
Net investment income (loss) (b)	0.63	0.02
Net realized and unrealized gains (losses) on investments	2.69	(0.16)
Total from Investment Activities	3.32	(0.14)
Distributions to Shareholders:
Net investment income	(0.57)	—
Total Distributions to Shareholders	(0.57)	—
Net Asset Value, End of Period	$27.58	$24.83
Total Return (c)	13.41%	(0.54)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$8,273	$2,483
Ratio of net expenses to average net assets (d)	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (d) (e)	2.33%	3.20%
Ratio of gross expenses to average net assets (d) (e)	0.74%	7.21%
Portfolio turnover (c) (f)	26%	—%

(a)  The Fund commenced operations on June 22, 2017.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US 500 Enhanced Volatility Wtd ETF
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
Net Asset Value, Beginning of Period	$44.00	$37.23	$36.76	$35.00
Investment Activities:
Net investment income (loss) (b)	0.64	0.58	0.56	0.49
Net realized and unrealized gains (losses) on investments	5.25	6.71	0.45	1.65
Total from Investment Activities	5.89	7.29	1.01	2.14
Distributions to Shareholders:
Net investment income	(0.59)	(0.52)	(0.54)	(0.38)
Total Distributions to Shareholders	(0.59)	(0.52)	(0.54)	(0.38)
Net Asset Value, End of Period	$49.30	$44.00	$37.23	$36.76
Total Return (c)	13.42%	19.72%	2.79%	6.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$951,411	$415,847	$141,470	$86,397
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%	0.59%
Ratio of net investment income (loss) to average net assets (d) (e)	1.32%	1.42%	1.56%	1.34%
Ratio of gross expenses to average net assets (d) (e)	0.41%	0.45%	0.58%	0.81%
Portfolio turnover (c) (f)	37%	26%	36%	13%

(a)  The Fund commenced operations on July 1, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US EQ Income Enhanced Volatility Wtd ETF(a)
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015
Net Asset Value, Beginning of Period	$43.30	$38.59	$35.38	$35.00
Investment Activities:
Net investment income (loss) (b)	1.39	1.28	1.27	1.12
Net realized and unrealized gains (losses) on investments	2.99	4.58	3.18	0.20
Total from Investment Activities	4.38	5.86	4.45	1.32
Distributions to Shareholders:
Net investment income	(1.39)	(1.15)	(1.24)	(0.94)
Total Distributions to Shareholders	(1.39)	(1.15)	(1.24)	(0.94)
Net Asset Value, End of Period	$46.29	$43.30	$38.59	$35.38
Total Return (c)	10.23%	15.35%	12.89%	3.77%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$738,260	$471,927	$156,278	$86,678
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.35%	0.59%
Ratio of net investment income (loss) to average net assets (d) (e)	3.06%	3.06%	3.51%	3.09%
Ratio of gross expenses to average net assets (d) (e)	0.41%	0.43%	0.56%	0.77%
Portfolio turnover (c) (f)	52%	49%	52%	17%

(a)  The Fund commenced operations on July 1, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US Discovery Enhanced Volatility Wtd ETF
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016		Period Ended June 30, 2015(a)
Net Asset Value, Beginning of Period	$41.41	$33.55	$39.23		$35.00
Investment Activities:
Net investment income (loss) (b)	0.50	0.49	0.34		0.40
Net realized and unrealized gains (losses) on investments	5.98	7.84	(5.71	)(c)	4.16
Total from Investment Activities	6.48	8.33	(5.37)		4.56
Distributions to Shareholders:
Net investment income	(0.48)	(0.47)	(0.31)		(0.33)
Total Distributions to Shareholders	(0.48)	(0.47)	(0.31)		(0.33)
Net Asset Value, End of Period	$47.41	$41.41	$33.55		$39.23
Total Return (d)	15.75%	24.91%	(13.70	)%(e)	13.06%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$116,157	$57,971	$26,838		$23,538
Ratio of net expenses to average net assets (f)	0.35%	0.35%	0.35%		1.07%
Ratio of net investment income (loss) to average net assets (f)	1.13%	1.25%	1.00%		1.15%
Ratio of gross expenses to average net assets (f) (g)	0.43%	0.55%	0.80%		0.59%
Portfolio turnover (d) (h)	47%	50%	221%		10%

(a)  The Fund commenced operations on July 31, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Includes $0.07 gain derived from a payment from affiliate.

(d)  Not annualized for periods less than one year.

(e)  Before payment from affiliate for the loss resulting from a trade error, the total return for the year would have been (13.88)%.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares Developed Enhanced Volatility Wtd ETF
	Year Ended June 30, 2018	Year Ended June 30, 2017		Year Ended June 30, 2016	Period Ended June 30, 2015(a)
Net Asset Value, Beginning of Period	$32.22	$29.00		$35.19	$35.00
Investment Activities:
Net investment income (loss) (b)	0.94	0.78		0.67	0.80
Net realized and unrealized gains (losses) on investments	1.45	2.90	(c)	(6.27)	(0.18)
Total from Investment Activities	2.39	3.68		(5.60)	0.62
Distributions to Shareholders:
Net investment income	(0.82)	(0.46)		(0.59)	(0.42)
Net realized gains from investments	—	—		—	(0.01)
Total Distributions to Shareholders	(0.82)	(0.46)		(0.59)	(0.43)
Net Asset Value, End of Period	$33.79	$32.22		$29.00	$35.19
Total Return (d)	7.41%	12.79	%(e)	(15.96)%	1.77%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$179,103	$82,150		$34,797	$24,633
Ratio of net expenses to average net assets (f)	0.45%	0.45%		0.45%	0.63%
Ratio of net investment income (loss) to average net assets (f) (g)	2.73%	2.59%		2.16%	2.99%
Ratio of gross expenses to average net assets (f) (g)	0.58%	0.86%		1.36%	1.58%
Portfolio turnover (d) (h)	38%	164%		211%	31%

(a)  The Fund commenced operations on September 30, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Includes $0.07 gain derived from a payment from affiliate.

(d)  Not annualized for periods less than one year.

(e)  Before the payment from affiliate for the loss resulting from a trade error, the total return for the year would have been 12.55%.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Notes to Financial Statements June 30, 2018

1.  Organization:

Victory Portfolios II (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is comprised of 20 funds, 18 of which are exchange-traded funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following 14 Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Objectives
VictoryShares US 500 Volatility Wtd ETF ("US 500 Volatility Wtd ETF")	Track performance of the Nasdaq Victory US Large Cap 500 Volatility Weight Index before expenses.
VictoryShares US Small Cap Volatility Wtd ETF ("US Small Cap Volatility Wtd ETF")	Track performance of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index before expenses.
VictoryShares International Volatility Wtd ETF ("International Volatility Wtd ETF")	Track performance of the Nasdaq Victory International 500 Volatility Weighted Index before expenses.
VictoryShares Emerging Market Volatility Wtd ETF ("Emerging Market Volatility Wtd ETF")	Track performance of the Nasdaq Victory Emerging Market 500 Volatility Weighted Index before expenses.
VictoryShares US Large Cap High Div Volatility Wtd ETF ("US Large Cap High Div Volatility Wtd ETF")	Track performance of the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index before expenses.
VictoryShares US Small Cap High Div Volatility Wtd ETF ("US Small Cap High Div Volatility Wtd ETF")	Track performance of the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index before expenses.
VictoryShares International High Div Volatility Wtd ETF ("International High Div Volatility Wtd ETF")	Track performance of the Nasdaq Victory International High Dividend 100 Volatility Weighted Index before expenses.
VictoryShares Emerging Market High Div Volatility Wtd ETF ("Emerging Market High Div Volatility Wtd ETF")	Track performance of the Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index before fees and expenses.
VictoryShares Dividend Accelerator ETF ("Dividend Accelerator ETF")	Track performance of the Nasdaq Victory Dividend Accelerator Index before expenses.
VictoryShares US Multi-Factor Minimum Volatility ETF ("US Multi-Factor Minimum Volatility ETF")	Track performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index before expenses.
VictoryShares US 500 Enhanced Volatility Wtd ETF ("US 500 Enhanced Volatility Wtd ETF")	Track performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index before expenses.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF ("US EQ Income Enhanced Volatility Wtd ETF")	Track performance of the Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before expenses.
VictoryShares US Discovery Enhanced Volatility Wtd ETF (US Discovery Enhanced Volatility Wtd ETF")	Track performance of the Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index before expenses.
VictoryShares Developed Enhanced Volatility Wtd ETF ("Developed Enhanced Volatility Wtd ETF")	Track performance of the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index before expenses.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown,

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

Shares of the Funds are listed and traded on Nasdaq Stock Market, LLC ("Exchange"). The Funds will issue and redeem shares of a Fund ("Shares") at net asset value ("NAV") only in aggregations of 50,000 Shares (each a "Creation Unit"). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities") and/or with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares will trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units.

A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.

The Transaction Fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US 500 Volatility Wtd ETF	$750	2.00%
US Small Cap Volatility Wtd ETF	750	2.00%
International Volatility Wtd ETF	6,000	2.00%
Emerging Market Volatility Wtd ETF	9,000	2.00%
US Large Cap High Div Volatility Wtd ETF	250	2.00%
US Small Cap High Div Volatility Wtd ETF	250	2.00%
International High Div Volatility Wtd ETF	1,500	2.00%
Emerging Market High Div Volatility Wtd ETF	3,400	2.00%
Dividend Accelerator ETF	250	2.00%
US Multi-Factor Minimum Volatility ETF	250	2.00%
US 500 Enhanced Volatility Wtd ETF	750	2.00%
US EQ Income Enhanced Volatility Wtd ETF	250	2.00%
US Discovery Enhanced Volatility Wtd ETF	750	2.00%
Developed Enhanced Volatility Wtd ETF	4,500	2.00%

*  As a percentage of the amount invested.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

A summary of the valuations as of June 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
US 500 Volatility Wtd ETF
Common Stocks	$563,652,736	$—	$—	$—	$—	$—	$563,652,736	$—
Collateral for Securities Loaned	37,426,634	—	—	—	—	—	37,426,634	—
Futures Contracts	—	(63,708)	—	—	—	—	—	(63,708)
Total	601,079,370	(63,708)	—	—	—	—	601,079,370	(63,708)
US Small Cap Volatility Wtd ETF
Common Stocks	40,942,146	—	—	—	—	—	40,942,146	—
Collateral for Securities Loaned	5,565,048	—	—	—	—	—	5,565,048	—
Futures Contracts	—	(5,958)	—	—	—	—	—	(5,958)
Total	46,507,194	(5,958)	—	—	—	—	46,507,194	(5,958)
International Volatility Wtd ETF
Common Stocks	21,340,741	—	—	—	—	—	21,340,741	—
Rights	2,686	—	—	—	—	—	2,686	—
Collateral for Securities Loaned	480,024	—	—	—	—	—	480,024	—
Futures Contracts	—	(54)	—	—	—	—	—	(54)
Total	21,823,451	(54)	—	—	—	—	21,823,451	(54)
Emerging Market Volatility Wtd ETF
Common Stocks	18,771,671	—	39,481	—	—	—	18,811,152	—
Rights	—	—	—	—	—	—	—	—
Collateral for Securities Loaned	129,507	—	—	—	—	—	129,507	—
Futures Contracts	—	(7,718)	—	—	—	—	—	(7,718)
Total	18,901,178	(7,718)	39,481	—	—	—	18,940,659	(7,718)

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018
	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
US Large Cap High Div Volatility Wtd ETF
Common Stocks	$143,332,702	$—	$—	$—	$—	$—	$143,332,702	$—
Collateral for Securities Loaned	6,166,430	—	—	—	—	—	6,166,430	—
Futures Contracts	—	(9,748)	—	—	—	—	—	(9,748)
Total	149,499,132	(9,748)	—	—	—	—	149,499,132	(9,748)
US Small Cap High Div Volatility Wtd ETF
Common Stocks	43,469,108	—	—	—	—	—	43,469,108	—
Collateral for Securities Loaned	9,285,831	—	—	—	—	—	9,285,831	—
Futures Contracts	—	(2,697)	—	—	—	—	—	(2,697)
Total	52,754,939	(2,697)	—	—	—	—	52,754,939	(2,697)
International High Div Volatility Wtd ETF
Common Stocks	45,258,393	—	—	—	—	—	45,258,393	—
Rights	26,078	—	—	—	—	—	26,078	—
Collateral for Securities Loaned	1,810,501	—	—	—	—	—	1,810,501	—
Futures Contracts	—	(4,857)			—	—	—	(4,857)
Total	47,094,972	(4,857)	—	—	—	—	47,094,972	(4,857)
Emerging Market High Div Volatility Wtd ETF
Common Stocks	21,412,167	—	—	—	—	—	21,412,167	—
Rights	—	—	—	—	—	—	—	—
Collateral for Securities Loaned	17,100	—	—	—	—	—	17,100	—
Futures Contracts	—	(744)	—	—	—	—	—	(744)
Total	21,429,267	(744)	—	—	—	—	21,429,267	(744)
Dividend Accelerator ETF
Common Stocks	7,084,285	—	—	—	—	—	7,084,285	—
Collateral for Securities Loaned	454,848	—	—	—	—	—	454,848	—
Total	7,539,133	—	—	—	—	—	7,539,133	—

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018
	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
US Multi-Factor Minimum Volatility ETF
Common Stocks	$8,238,608	$—	$—	$—	$—	$—	$8,238,608	$—
Collateral for Securities Loaned	187,146	—	—	—	—	—	187,146	—
Total	8,425,754	—	—	—	—	—	8,425,754	—
US 500 Enhanced Volatility Wtd ETF
Common Stocks	945,175,592	—	—	—	—	—	945,175,592	—
Investment Companies	5,533,465	—	—	—	—	—	5,533,465	—
Collateral for Securities Loaned	64,966,960	—	—	—	—	—	64,966,960	—
Futures Contracts	—	(106,013)	—	—	—	—	—	(106,013)
Total	1,015,676,017	(106,013)	—	—	—	—	1,015,676,017	(106,013)
US EQ Income Enhanced Volatility Wtd ETF
Common Stocks	733,993,478	—	—	—	—	—	733,993,478	—
Investment Companies	2,932,602	—	—	—	—	—	2,932,602	—
Collateral for Securities Loaned	35,312,294	—	—	—	—	—	35,312,294	—
Futures Contracts	—	(56,933)	—	—	—	—	—	(56,933)
Total	772,238,374	(56,933)	—	—	—	—	772,238,374	(56,933)
US Discovery Enhanced Volatility Wtd ETF
Common Stocks	115,183,401	—	—	—	—	—	115,183,401	—
Investment Companies	884,430	—	—	—	—	—	884,430	—
Collateral for Securities Loaned	18,549,522	—	—	—	—	—	18,549,522	—
Futures Contracts	—	(15,974)	—	—	—	—	—	(15,974)
Total	134,617,353	(15,974)	—	—	—	—	134,617,353	(15,974)

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018
	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Developed Enhanced Volatility Wtd ETF
Common Stocks	$177,930,653	$—	$—	$—	$563	$—	$177,931,216	$—
Rights	22,383	—	—	—	—	—	22,383	—
Investment Companies	311,399	—	—	—	—	—	311,399	—
Collateral for Securities Loaned	5,595,837	—	—	—	—	—	5,595,837	—
Futures Contracts	—	(9,788)	—	—	—	—	—	(9,788)
Total	183,860,272	(9,788)	—	—	563	—	183,860,835	(9,788)

^  Other Financial investments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts and written options. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

As of the June 30, 2018, the following transfers between Level 1 and Level 2 resulted from a security in which trading was halted on June 29, 2018. The security was evaluated based upon the last trade prior to trading being halted.

Transfers from Level 1 to Level 2
Emerging Market Volatility Wtd ETF
Common Stocks	$39,481

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Developed Enhanced Volatility ETF	Emerging Market Volatility Wtd ETF
	Investments In Securities	Investments In Securities
Balance as of June 30, 2017	$566	$31,786
Realized Gain (Loss)		14,684
Change in Unrealized Appreciation/Depreciation	(3)	1,931
Purchases		16,626
Sales Proceeds		(51,822)
Transfer into Level 3	—	—
Transfer out of Level 3	—	(13,205)
Balance as of June 30, 2018	$563	$—

The transfer from Level 3 to Level 1 in the Emerging Markets Volatility Wtd ETF resulted from a previously fair valued security being priced at the closing price as of June 30, 2018.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Developed Enhanced Volatility Wtd ETF	Fair Value as of 6/30/2018	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Common Stocks	$563	Market Comparables	Discount	(95.7%)	Any change to the discount would result in direct and proportional changes in the fair value of the security.

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF, International High Div Volatility Wtd ETF, and Emerging Market High Div Volatility Wtd ETF may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF and International High Div Volatility Wtd ETF enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2018, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposits with brokers for futures contracts.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2018, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Assets	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
US 500 Volatility Wtd ETF
Futures
Goldman Sachs & Co.	$1,571	$—	$1,571	$—	$1,571
International Volatility Wtd ETF
Futures
Goldman Sachs & Co.	615	—	615	—	615
Emerging Markets Volatility Wtd ETF
Futures
Goldman Sachs & Co.	1,850	—	1,850	—	1,850
US Large Cap High Div Volatility Wtd ETF
Futures
Goldman Sachs & Co.	525	—	525	—	525
International High Div Volatility Wtd ETF
Futures
Goldman Sachs & Co.	1,845	—	1,845	—	1,845
Emerging Markets High Div Volatility Wtd ETF
Futures
Goldman Sachs & Co.	925	—	925	—	925

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018
Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Paid	Net Amount
US 500 Enhanced Volatility Wtd ETF
Futures
Goldman Sachs & Co.	$2,407	$—	$2,407	$—	$2,407
US EQ Income Enhanced Volatility Wtd ETF
Futures
Goldman Sachs & Co.	1,571	—	1,571	—	1,571
Developed Enhanced Volatility Wtd ETF
Futures
Goldman Sachs & Co.	3,426	—	3,426	—	3,426
Small Cap Volatility Wtd ETF
Futures
Goldman Sachs & Co.	640	—	640	(640)	—
US Small Cap High Div Volatility Wtd ETF
Futures
Goldman Sachs & Co.	320	—	320	(320)	—
US Discovery Enhanced Volatility Wtd ETF
Futures
Goldman Sachs & Co.	2,119	—	2,119	(2,119)	—

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Location	Liability Location
Risk Exposure	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Futures Contracts
Equity Risk
US 500 Volatility Wtd ETF	$—	$63,708
US Small Cap Volatility Wtd ETF	—	5,958
International Volatility Wtd ETF	—	54
Emerging Market Volatility Wtd ETF	—	7,718
US Large Cap High Div Volatility Wtd ETF	—	9,748
US Small Cap High Div Volatility Wtd ETF	—	2,697
International High Div Volatility Wtd ETF	—	4,857
Emerging Market High Div Volatility Wtd ETF	—	744
US 500 Enhanced Volatility Wtd ETF	—	106,013
US EQ Income Enhanced Volatility Wtd ETF	—	56,933
US Discovery Enhanced Volatility Wtd ETF	—	15,974
Developed Enhanced Volatility ETF	—	9,788

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2018:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
Risk Exposure	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts
Futures Contracts
Equity Risk
US 500 Volatility Wtd ETF	$143,992	$(58,620)
US Small Cap Volatility Wtd ETF	24,767	(5,192)
International Volatility Wtd ETF	(1,840)	(54)
Emerging Market Volatility Wtd ETF	42,064	(6,982)
US Large Cap High Div Volatility Wtd ETF	71,010	(8,462)
US Small Cap High Div Volatility Wtd ETF	16,749	(2,697)
International High Div Volatility Wtd ETF	17,881	(5,293)
Emerging Market High Div Volatility Wtd ETF	(73)	(744)
US 500 Enhanced Volatility Wtd ETF	248,530	(98,073)
US EQ Income Enhanced Volatility Wtd ETF	335,457	(51,057)
US Discovery Enhanced Volatility Wtd ETF	54,972	(15,852)
Developed Enhanced Volatility ETF	37,544	(8,639)

All open derivative positions at year end are reflected in each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the year.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2018. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
US 500 Volatility Wtd ETF	$36,476,875	$37,426,634	$—	$—	$—	$949,759
US Small Cap Volatility Wtd ETF	5,392,626	5,565,048	—	—	—	172,422
International Volatility Wtd ETF	556,188	480,024	—	100,838	10,463	35,137
Emerging Market Volatility Wtd ETF	171,120	129,507	—	—	264,678	223,065
US Large Cap High Div Volatility Wtd ETF	6,001,667	6,166,430	—	—	—	164,763
US Small Cap High Div Volatility Wtd ETF	9,002,178	9,285,831	—	—	—	283,653
International High Div Volatility Wtd ETF	2,250,249	1,810,501	245,423	62,864	265,856	134,395
Emerging Market High Div Volatility Wtd ETF	143,986	17,100	—	—	137,486	10,600
Dividend Accelerator ETF	448,670	454,848	—	—	—	6,178
US Multi-Factor Minimum Volatility ETF	180,838	187,146	—	—	—	6,308
US 500 Enhanced Volatility Wtd ETF	63,469,349	64,966,960	—	—	—	1,497,611
US EQ Income Enhanced Volatility Wtd ETF	34,367,480	35,312,294	—	—	—	944,814
US Discovery Enhanced Volatility Wtd ETF	17,957,792	18,549,522	—	—	—	591,730
Developed Enhanced Volatility Wtd ETF	6,172,328	5,595,837	—	—	878,076	301,585

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net unrealized gains/losses and change in unrealized appreciation/depreciation on investments. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

Dividends to Shareholders:

Each of the Funds intends to declare and distribute any net investment income monthly. Each of the Funds distribute any net realized long or short-term capital gains at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the year ended June 30, 2018, the Funds did not engage in any Rule 17a-7 transactions.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition and in-kind transactions) for the fiscal year ended June 30, 2018 were as follows:

	Purchases	Sales
US 500 Volatility Wtd ETF	$154,369,285	$156,223,677
US Small Cap Volatility Wtd ETF	15,167,065	15,346,154
International Volatility Wtd ETF	6,786,899	6,867,814
Emerging Market Volatility Wtd ETF	14,526,849	23,281,242
US Large Cap High Div Volatility Wtd ETF	71,376,166	71,554,275
US Small Cap High Div Volatility Wtd ETF	28,551,497	28,535,998
International High Div Volatility Wtd ETF	23,209,085	23,402,181
Emerging Market High Div Volatility Wtd ETF	18,544,458	6,954,437
Dividend Accelerator ETF	2,829,887	2,956,655
US Multi-Factor Minimum Volatility ETF	1,208,595	1,234,243
US 500 Enhanced Volatility Wtd ETF	248,378,561	251,628,593
US EQ Income Enhanced Volatility Wtd ETF	320,879,642	321,210,520
US Discovery Enhanced Volatility Wtd ETF	38,390,905	39,135,607
Developed Enhanced Volatility Wtd ETF	52,047,090	51,954,511

For the year ended June 30, 2018, there were no purchases or sales of U.S. Government Securities.

In-kind transactions associated with purchases and sales for the year ended June 30, 2018 were as follows:

	Purchases	Sales
US 500 Volatility Wtd ETF	$381,475,541	$150,659,441
US Small Cap Volatility Wtd ETF	34,006,205	22,542,237
International Volatility Wtd ETF	12,017,743	3,965,545
Emerging Market Volatility Wtd ETF	1,401,445	8,504,142
US Large Cap High Div Volatility Wtd ETF	105,194,789	90,196,414
US Small Cap High Div Volatility Wtd ETF	42,371,824	36,311,932
International High Div Volatility Wtd ETF	26,617,014	12,401,003
Emerging Market High Div Volatility Wtd ETF	11,859,031	—
Dividend Accelerator ETF	6,792,023	4,072,449
US Multi-Factor Minimum Volatility ETF	8,135,711	2,665,611
US 500 Enhanced Volatility Wtd ETF	704,041,328	230,991,761
US EQ Income Enhanced Volatility Wtd ETF	643,351,218	414,400,637
US Discovery Enhanced Volatility Wtd ETF	86,626,379	39,906,987
Developed Enhanced Volatility Wtd ETF	112,448,830	17,576,449

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc. (a publicly traded Delaware corporation), and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
US 500 Volatility Wtd ETF	0.30%
US Small Cap Volatility Wtd ETF	0.30%
International Volatility Wtd ETF	0.40%
Emerging Market Volatility Wtd ETF	0.45%
US Large Cap High Div Volatility Wtd ETF	0.30%
US Small Cap High Div Volatility Wtd ETF	0.30%
International High Div Volatility Wtd ETF	0.40%
Emerging Market High Div Volatility Wtd ETF	0.45%
Dividend Accelerator ETF	0.30%
US Multi-Factor Minimum Volatility ETF	0.30%
US 500 Enhanced Volatility Wtd ETF	0.30%
US EQ Income Enhanced Volatility Wtd ETF	0.30%
US Discovery Enhanced Volatility Wtd ETF	0.30%
Developed Enhanced Volatility ETF	0.40%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Variable Insurance Funds (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A. acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citibank, N.A. serves as the Funds' Transfer Agent.

Foreside Fund Services, LLC ("Foreside") serves as the Funds' distributor.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

The Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trusts and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by the Funds in any fiscal year exceed the expense limit for such Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2018, the expense limits (excluding voluntary waivers) are as follows:

Expense Limit(a)
US 500 Volatility Wtd ETF	0.35%
US Small Cap Volatility Wtd ETF	0.35%
International Volatility Wtd ETF	0.45%
Emerging Market Volatility Wtd ETF	0.50%

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018
Expense Limit(a)
US Large Cap High Div Volatility Wtd ETF	0.35%
US Small Cap High Div Volatility Wtd ETF	0.35%
International High Div Volatility Wtd ETF	0.45%
Emerging Market High Div Volatility Wtd ETF	0.50%
Dividend Accelerator ETF	0.35%
US Multi-Factor Minimum Volatility ETF	0.35%
US 500 Enhanced Volatility Wtd ETF	0.35%
US EQ Income Enhanced Volatility Wtd ETF	0.35%
US Discovery Enhanced Volatility Wtd ETF	0.35%
Developed Enhanced Volatility Wtd ETF	0.45%

(a)  In effect until October 31, 2018.

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

As of June 30, 2018, the following amounts are available to be repaid to the Adviser:

	Expires 6/30/19	Expires 6/30/20	Expires 6/30/21	Total
US 500 Volatility Wtd ETF	$99,395	$144,075	$149,989	$393,459
US Small Cap Volatility Wtd ETF	81,175	57,777	29,566	168,518
International Volatility Wtd ETF	141,495	137,905	91,734	371,134
Emerging Market Volatility Wtd ETF	135,767	328,831	194,086	658,684
US Large Cap High Div Volatility Wtd ETF	76,158	75,818	59,758	211,734
US Small Cap High Div Volatility Wtd ETF	51,660	45,472	29,681	126,813
International High Div Volatility Wtd ETF	74,062	73,555	47,955	195,572
Emerging Market High Div Volatility Wtd ETF	—	—	47,982	47,982
Dividend Accelerator ETF	—	11,553	20,087	31,640
US Multi-Factor Minimum Volatility ETF	—	4,204	16,990	21,194
US 500 Enhanced Volatility Wtd ETF	271,284	212,940	219,577	703,801
US EQ Income Enhanced Volatility Wtd ETF	219,924	217,731	178,795	616,450
US Discovery Enhanced Volatility Wtd ETF	124,242	73,330	48,147	245,719
Developed Enhanced Volatility Wtd ETF	285,869	185,004	140,353	611,226

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. The Adviser voluntarily waived the following administration fees for the year ended June 30, 2018:

US 500 Volatility Wtd ETF	$121,688
US Small Cap Volatility Wtd ETF	8,971
International Volatility Wtd ETF	5,161
Emerging Market Volatility Wtd ETF	7,719
US Large Cap High Div Volatility Wtd ETF	38,752
US Small Cap High Div Volatility Wtd ETF	12,059
International High Div Volatility Wtd ETF	11,362
Emerging Market High Div Volatility Wtd ETF	2,622
Dividend Accelerator ETF	1,925
US Multi-Factor Minimum Volatility ETF	1,330
US 500 Enhanced Volatility Wtd ETF	191,394
US EQ Income Enhanced Volatility Wtd ETF	173,137
US Discovery Enhanced Volatility Wtd ETF	23,406
Developed Enhanced Volatility ETF	38,694

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator and Fund Accountant, Sub-Administrator and Sub-Fund Accountant, and Legal.

Organizational and offering costs paid in connection with the offering of shares of Emerging Market High Div Volatility Wtd ETF have been paid voluntarily by the Adviser.

5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF, International High Div Volatility Wtd ETF, and Emerging Market High Div Volatility Wtd ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing:

Line of Credit:

The Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 28, 2017, the Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Trusts, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The agreement was subsequently amended on July 27, 2018 with a new termination date of July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the year ended June 30, 2018, Citibank

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

earned approximately $150,000 in commitment fees from the Trusts. Each fund in the Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of June 30, 2018, the interest rate on outstanding borrowings was 3.10%.

The average loans for the days outstanding and average interest rate for each Fund during the year ended June 30, 2018 were as follows:

	Amount Outstanding at June 30, 2018	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
US 500 Volatility Wtd ETF	$—	$4,200,000	1	2.24%	$4,200,000
Emerging Market Volatility Wtd ETF	—	976,923	39	2.31%	3,900,000
US Large Cap High Div Volatility Wtd ETF	—	900,000	5	2.24%	2,500,000
US Small Cap High Div Volatility Wtd ETF	—	1,000,000	1	2.24%	1,000,000
Emerging Market High Div Volatility Wtd ETF	—	866,667	3	2.65%	1,300,000
US 500 Enhanced Volatility Wtd ETF	—	6,000,000	1	2.24%	6,000,000
US EQ Income Enhanced Volatility Wtd ETF	—	11,400,000	1	2.24%	11,400,000
US Discovery Enhanced Volatility Wtd ETF	—	600,000	1	2.24%	600,000
Developed Enhanced Volatility ETF	—	620,000	5	2.65%	1,400,000

*  For year ended June 30, 2018, based on the number of days borrowings were outstanding.

7.  Federal Income Tax Information:

The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended June 30, 2018
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Volatility Wtd ETF	$5,493,806	$—	$5,493,806	$5,493,806
US Small Cap Volatility Wtd ETF	350,537	—	350,537	350,537
International Volatility Wtd ETF	470,597	—	470,597	470,597
Emerging Market Volatility Wtd ETF	1,460,731	164,191	1,624,922	1,624,922
US Large Cap High Div Volatility Wtd ETF	4,292,079	—	4,292,079	4,292,079
US Small Cap High Div Volatility Wtd ETF	1,457,987	—	1,457,987	1,457,987
International High Div Volatility Wtd ETF	1,619,642	—	1,619,642	1,619,642
Emerging Market High Div Volatility Wtd ETF	334,938	—	334,938	334,938
Dividend Accelerator ETF	116,651	—	116,651	116,651
US Multi-Factor Minimum Volatility ETF	98,875	9	98,884	98,884
US 500 Enhanced Volatility Wtd ETF	8,545,250	—	8,545,250	8,545,250
US EQ Income Enhanced Volatility Wtd ETF	18,927,936	—	18,927,936	18,927,936
US Discovery Enhanced Volatility Wtd ETF	914,103	—	914,103	914,103
Developed Enhanced Volatility ETF	3,545,391	—	3,545,391	3,545,391

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018

For the year ended June 30, 2017:

	Year Ended June 30, 2017
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Volatility Wtd ETF	$1,722,475	$—	$1,722,475	$1,722,475
US Small Cap Volatility Wtd ETF	218,297	—	218,297	218,297
International Volatility Wtd ETF	282,806	—	282,806	282,806
Emerging Market Volatility Wtd ETF	557,498	4,580	562,078	562,078
US Large Cap High Div Volatility Wtd ETF	2,332,765	—	2,332,765	2,332,765
US Small Cap High Div Volatility Wtd ETF	841,498	—	841,498	841,498
International High Div Volatility Wtd ETF	1,012,828	—	1,012,828	1,012,828
Dividend Accelerator ETF	12,529	—	12,529	12,529
US Multi-Factor Minimum Volatility ETF	—	—	—	—
US 500 Enhanced Volatility Wtd ETF	3,262,717	—	3,262,717	3,262,717
US EQ Income Enhanced Volatility Wtd ETF	8,717,741	—	8,717,741	8,717,741
US Discovery Enhanced Volatility Wtd ETF	466,131	—	466,131	466,131
Developed Enhanced Volatility Wtd ETF	868,361	—	868,361	868,361

As of the tax year ended June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
US 500 Volatility Wtd ETF	$470,528	$—	$470,528	$(9,492,420)	$—	$35,226,930	$26,205,038
US Small Cap Volatility Wtd ETF	21,536	—	21,536	(1,852,738)	—	2,543,483	712,281
International Volatility Wtd ETF	56,209	—	56,209	(530,605)	—	918,287	443,891
Emerging Market Volatility Wtd ETF	415,019	584,060	999,079	—	—	462,803	1,461,882
US Large Cap High Div Volatility Wtd ETF	130,562	—	130,562	(6,196,442)	—	4,668,214	(1,397,666)
US Small Cap High Div Volatility Wtd ETF	15,645	—	15,645	(3,162,220)	—	2,491,104	(655,471)
International High Div Volatility Wtd ETF	163,477	—	163,477	(782,720)	(10,238)	(1,129,267)	(1,758,748)
Emerging Market High Div Volatility Wtd ETF	199,635	—	199,635	—	—	(2,128,571)	(1,928,936)
Dividend Accelerator ETF	8,321	—	8,321	(219,881)	—	353,627	142,067
US Multi-Factor Minimum Volatility ETF	12,708	—	12,708	(128,204)	—	171,757	56,261
US 500 Enhanced Volatility Wtd ETF	805,102	—	805,102	(19,630,500)	—	55,633,448	36,808,050

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
US EQ Income Enhanced Volatility Wtd ETF	$840,475	$—	$840,475	$(31,336,433)	$—	$18,811,953	$(11,684,005)
US Discovery Enhanced Volatility Wtd ETF	68,759	—	68,759	(8,938,341)	—	10,001,747	1,132,165
Developed Enhanced Volatility ETF	461,520	—	461,520	(5,852,164)	—	4,183,931	(1,206,713)

*  Under the current tax law, net investment losses realized after October 31 or December 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

**  The difference between the book-basis and tax-basis of unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the tax year ended June 30, 2018, the following Funds had net capital loss carry-forwards (no expiration) as summarized in the tables below.

	Short-Term Amount	Long-Term Amount	Total
US 500 Volatility Wtd ETF	$7,759,276	$1,733,144	$9,492,420
US Small Cap Volatility Wtd ETF	1,327,291	525,447	1,852,738
International Volatility Wtd ETF	334,173	196,432	530,605
US Large Cap High Div Volatility Wtd ETF	4,504,746	1,691,696	6,196,442
US Small Cap High Div Volatility Wtd ETF	2,143,764	1,018,456	3,162,220
International High Div Volatility Wtd ETF	342,094	440,626	782,720
Dividend Accelerator ETF	169,518	50,363	219,881
US Multi-Factor Minimum Volatility ETF	128,204	—	128,204
US 500 Enhanced Volatility Wtd ETF	14,385,063	5,245,437	19,630,500
US EQ Income Enhanced Volatility Wtd ETF	23,267,688	8,068,745	31,336,433
US Discovery Enhanced Volatility Wtd ETF	7,610,477	1,327,864	8,938,341
Developed Enhanced Volatility ETF	5,489,277	362,887	5,852,164

At June 30, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US 500 Volatility Wtd ETF	$565,852,440	$51,255,829	$(16,028,899)	$35,226,930
US Small Cap Volatility Wtd ETF	43,963,711	3,733,576	(1,190,093)	2,543,483
International Volatility Wtd ETF	20,905,074	1,892,948	(974,571)	918,377
Emerging Market Volatility Wtd ETF	18,477,181	2,151,858	(1,688,380)	463,478
US Large Cap High Div Volatility Wtd ETF	144,830,918	10,526,216	(5,858,002)	4,668,214
US Small Cap High Div Volatility Wtd ETF	50,263,835	4,045,705	(1,554,601)	2,491,104
International High Div Volatility Wtd ETF	48,223,794	2,195,641	(3,324,463)	(1,128,822)
Emerging Market High Div Volatility Wtd ETF	23,557,196	350,423	(2,478,352)	(2,127,929)

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018
	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dividend Accelerator ETF	$7,185,506	$539,058	$(185,431)	$353,627
US Multi-Factor Minimum Volatility ETF	8,253,997	433,350	(261,593)	171,757
US 500 Enhanced Volatility Wtd ETF	960,042,569	83,094,534	(27,461,086)	55,633,448
US EQ Income Enhanced Volatility Wtd ETF	753,426,421	46,629,965	(27,818,012)	18,811,953
US Discovery Enhanced Volatility Wtd ETF	124,615,606	13,080,146	(3,078,399)	10,001,747
Developed Enhanced Volatility ETF	179,676,459	12,060,084	(7,875,708)	4,184,376

Permanent book and tax differences, primarily due to gains and losses, in-kind distributions that are not taxable, gains and losses on disposition of passive foreign investment companies, and foreign currency gains (losses), resulted in reclassifications for the period ended June 30, 2018 as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)	Capital
US 500 Volatility Wtd ETF	$23,397	$(32,347,463)	$32,324,066
US Small Cap Volatility Wtd ETF	1,832	(4,277,222)	4,275,390
International Volatility Wtd ETF	1,034	(829,740)	828,706
Emerging Market Volatility Wtd ETF	(81,418)	(1,485,643)	1,567,061
US Large Cap High Div Volatility Wtd ETF	41,343	(13,747,478)	13,706,135
US Small Cap High Div Volatility Wtd ETF	11,419	(5,912,838)	5,901,419
International High Div Volatility Wtd ETF	(12,408)	(1,901,833)	1,914,241
Emerging Market High Div Volatility Wtd ETF	(8,979)	8,979	—
Dividend Accelerator ETF	—	(539,870)	539,870
US Multi-Factor Minimum Volatility ETF	18	(256,217)	256,199
US 500 Enhanced Volatility Wtd ETF	36,827	(51,515,139)	51,478,312
US EQ Income Enhanced Volatility Wtd ETF	178,205	(59,364,283)	59,186,078
US Discovery Enhanced Volatility Wtd ETF	3,756	(8,684,792)	8,681,036
Developed Enhanced Volatility ETF	(21,133)	(3,286,680)	3,307,813

During the fiscal year ended June 30, 2018, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains (losses) are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains (losses) to paid-in capital.

	Short Term	Long Term	Total
US 500 Volatility Wtd ETF	$16,526,700	$15,978,163	$32,504,863
US Small Cap Volatility Wtd ETF	2,297,957	2,034,784	4,332,741
International Volatility Wtd ETF	298,748	533,675	832,423
Emerging Market Volatility Wtd ETF	380,145	1,190,001	1,570,146
US Large Cap High Div Volatility Wtd ETF	8,098,672	5,732,008	13,830,680
US Small Cap High Div Volatility Wtd ETF	4,188,962	1,750,512	5,939,474
International High Div Volatility Wtd ETF	1,576,866	358,180	1,935,046
Dividend Accelerator ETF	505,132	35,074	540,206
US Multi-Factor Minimum Volatility ETF	255,958	—	255,958
US 500 Enhanced Volatility Wtd ETF	21,044,383	30,743,402	51,787,785

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2018
	Short Term	Long Term	Total
US EQ Income Enhanced Volatility Wtd ETF	$33,836,178	$25,758,286	$59,594,464
US Discovery Enhanced Volatility Wtd ETF	4,532,247	4,186,736	8,718,983
Developed Enhanced Volatility ETF	1,436,382	1,885,216	3,321,598

8.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Funds' compliance date for Form N-PORT is June 1, 2018, and the Funds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Funds will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Funds' compliance date for Form N-CEN is June 1, 2018, and the Funds will make their initial filing on Form N-CEN for the period ended June 30, 2018. Form N-CEN will replace Form N-SAR filings. The Funds' adoption of these amendments has no effect on the Funds' net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

9.  Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Victory Portfolios II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments of VictoryShares US 500 Volatility Wtd ETF, VictoryShares US Small Cap Volatility Wtd ETF, VictoryShares International Volatility Wtd ETF, VictoryShares Emerging Market Volatility Wtd ETF, VictoryShares US Large Cap High Div Volatility Wtd ETF, VictoryShares US Small Cap High Div Volatility Wtd ETF, VictoryShares International High Div Volatility Wtd ETF, VictoryShares Emerging Market High Div Volatility Wtd ETF, VictoryShares Dividend Accelerator ETF, VictoryShares US Multi-Factor Minimum Volatility ETF, VictoryShares US 500 Enhanced Volatility Wtd ETF, VictoryShares US EQ Income Enhanced Volatility Wtd ETF, VictoryShares US Discovery Enhanced Volatility Wtd ETF, and VictoryShares Developed Enhanced Volatility Wtd ETF (the "Funds"), each a series of Victory Portfolios II, as of June 30, 2018, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years or periods then ended, the financial highlights for each of the three years or periods then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2018, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

The Funds' financial highlights for the period ended June 30, 2015, were audited by other auditors whose report dated August 28, 2015, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of June 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds' auditor since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 24, 2018

Victory Portfolios II	Supplemental Information June 30, 2018

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 42 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios II, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	May 2015	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, 71	Vice Chair and Trustee	May 2015	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.)(since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	May 2015	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.

Victory Portfolios II	Supplemental Information — continued June 30, 2018

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Dennis M. Bushe, 74	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).
Sally M. Dungan, 64	Trustee	May 2015	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 65	Trustee	May 2015

Partner, McCarvill Capital Partners (September 2016- September 2017); Advisor (January 2016-April 2016) and Managing Partner (August 2014-January 2016), Endgate Commodities, LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 73	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.

Victory Portfolios II	Supplemental Information — continued June 30, 2018

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustee.
David C. Brown, 46**	Trustee	May 2015	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

  The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Victory Portfolios II	Supplemental Information — continued June 30, 2018

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	May 2015	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 52	Treasurer	December 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34	Assistant Treasurer*	May 2015	Manger, Fund Administration, the Adviser (since 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (Since 2018).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	May 2015	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-2017).

*  On December 5, 2017, Mr. Ponte resigned as Treasurer and accepted the position of Assistant Treasurer of the Trust.

Victory Portfolios II	Supplemental Information — continued June 30, 2018

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018, through June 30, 2018 (unless otherwise notes).

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18-6/30/18*	Annualized Net Expense Ratio During Period 1/1/18-6/30/18
US 500 Volatility Wtd ETF
ETF Shares	$1,000.00	$1,017.30	$1.75	0.35%
US Small Cap Volatility Wtd ETF
ETF Shares	1,000.00	1,058.80	1.79	0.35%
International Volatility Wtd ETF
ETF Shares	1,000.00	978.90	2.21	0.45%
Emerging Market Volatility Wtd ETF
ETF Shares	1,000.00	915.60	2.37	0.50%
US Large Cap High Div Volatility Wtd ETF
ETF Shares	1,000.00	1,011.30	1.75	0.35%
US Small Cap High Div Volatility Wtd ETF
ETF Shares	1,000.00	1,046.70	1.78	0.35%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios II	Supplemental Information — continued June 30, 2018

  (Unaudited)

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18-6/30/18*	Annualized Net Expense Ratio During Period 1/1/18-6/30/18
International High Div Volatility Wtd ETF
ETF Shares	$1,000.00	$963.10	$2.19	0.45%
Emerging Market High Div Volatility Wtd ETF
ETF Shares	1,000.00	934.70	2.40	0.50%
Dividend Accelerator ETF
ETF Shares	1,000.00	1,009.80	1.74	0.35%
US Multi-Factor Minimum Volatility ETF
ETF Shares	1,000.00	1,014.80	1.75	0.35%
US 500 Enhanced Volatility Wtd ETF
ETF Shares	1,000.00	1,017.30	1.75	0.35%
US EQ Income Enhanced Volatility Wtd ETF
ETF Shares	1,000.00	1,011.40	1.75	0.35%
US Discovery Enhanced Volatility Wtd ETF
ETF Shares	1,000.00	1,058.80	1.79	0.35%
Developed Enhanced Volatility Wtd ETF
ETF Shares	1,000.00	979.80	2.21	0.45%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18-6/30/18*	Annualized Expense Ratio During Period 1/1/18-6/30/18
US 500 Volatility Wtd ETF
ETF Shares	$1,000.00	$1,023.06	$1.76	0.35%
US Small Cap Volatility Wtd ETF
ETF Shares	1,000.00	1,023.06	1.76	0.35%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios II	Supplemental Information — continued June 30, 2018

  (Unaudited)

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18-6/30/18*	Annualized Expense Ratio During Period 1/1/18-6/30/18
International Volatility Wtd ETF
ETF Shares	$1,000.00	$1,022.56	$2.26	0.45%
Emerging Market Volatility Wtd ETF
ETF Shares	1,000.00	1,022.32	2.51	0.50%
US Large Cap High Div Volatility Wtd ETF
ETF Shares	1,000.00	1,023.06	1.76	0.35%
US Small Cap High Div Volatility Wtd ETF
ETF Shares	1,000.00	1,023.06	1.76	0.35%
International High Div Volatility Wtd ETF
ETF Shares	1,000.00	1,022.56	2.26	0.45%
Emerging Market High Div Volatility Wtd ETF
ETF Shares	1,000.00	1,022.32	2.51	0.50%
Dividend Accelerator ETF
ETF Shares	1,000.00	1,023.06	1.76	0.35%
US Multi-Factor Minimum Volatility ETF
ETF Shares	1,000.00	1,023.06	1.76	0.35%
US 500 Enhanced Volatility Wtd ETF
ETF Shares	1,000.00	1,023.06	1.76	0.35%
US EQ Income Enhanced Volatility Wtd ETF
ETF Shares	1,000.00	1,023.06	1.76	0.35%
US Discovery Enhanced Volatility Wtd ETF
ETF Shares	1,000.00	1,023.06	1.76	0.35%
Developed Enhanced Volatility Wtd ETF
ETF Shares	1,000.00	1,022.56	2.26	0.45%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios II	Supplemental Information — continued June 30, 2018

  (Unaudited)

Additional Federal Income Tax Information

For the year ended June 30, 2018, the Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:

Amount
US 500 Volatility Wtd ETF	100%
US Small Cap Volatility Wtd ETF	100%
International Volatility Wtd ETF	82%
Emerging Market Volatility Wtd ETF	23%
US Large Cap High Div Volatility Wtd ETF	100%
US Small Cap High Div Volatility Wtd ETF	100%
International High Div Volatility Wtd ETF	73%
Emerging Market High Div Volatility Wtd ETF	41%
Dividend Accelerator ETF	100%
US Multi-Factor Minimum Volatility ETF	98%
US 500 Enhanced Volatility Wtd ETF	100%
US EQ Income Enhanced Volatility Wtd ETF	100%
US Discovery Enhanced Volatility Wtd ETF	100%
Developed Enhanced Volatility ETF	76%

Dividends qualified for corporate dividends received deductions of:

Amount
US 500 Volatility Wtd ETF	100%
US Small Cap Volatility Wtd ETF	100%
US Large Cap High Div Volatility Wtd ETF	100%
US Small Cap High Div Volatility Wtd ETF	100%
Dividend Accelerator ETF	100%
US Multi-Factor Minimum Volatility ETF	88%
US 500 Enhanced Volatility Wtd ETF	100%
US EQ Income Enhanced Volatility Wtd ETF	100%
US Discovery Enhanced Volatility Wtd ETF	100%
Developed Enhanced Volatility ETF	1%

For the year ended June 30, 2018, the Funds designated short-term capital gain distributions:

Amount
Emerging Market Volatility Wtd ETF	$867,803

For the year ended June 30, 2018, the following Funds designated long-term capital gain distributions:

Amount
Emerging Market Volatility Wtd ETF	$164,191
US Multi-Factor Minimum Volatility ETF	9

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on June 30, 2018, were as follows:

	Foreign Source Income	Foreign Tax Expense
International Volatility Wtd ETF	0.04	0.00
Emerging Market Volatility Wtd ETF	1.19	0.17
International High Div Volatility Wtd ETF	1.16	0.15
Emerging Market High Div Volatility Wtd ETF	0.56	0.07
Developed Enhanced Volatility ETF	0.71	0.07

Victory Portfolios II	Supplemental Information — continued June 30, 2018

  (Unaudited)

Frequency Distribution of Premiums and Discounts

Closing Price vs. NAV

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e. at a discount) the NAVs of the Funds are available, without charge, on the Funds' website at www.vcm.com.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio
43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VPII-VICTORYSHARESETF-AR (6/18)

Item 2. Code of Ethics.

(a)         The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics in included as an Exhibit.

(b)         During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are David L. Meyer and E. Lee Beard, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	2018	2017
(a) Audit Fees (1)	$164,000	$201,500
(b) Audit-Related Fees (2)	0	0
(c) Tax Fees (3)	59,000	82,000
(d) All Other Fees (4)	0	0

(1) Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.  Audit fees billed were for professional services provided by Cohen & Company, Ltd. for audit compliance, audit advice and audit planning.

(2) Represents the fee for assurance and related services by Cohen & Company, Ltd. reasonably related to the performance of the audit of the Registrant’s financial statements that was not reported under (a) of this item.

(3) Represents the aggregate tax fee billed for professional services rendered by Cohen & Company, Ltd. for tax compliance, tax advice, international tax fee transactions and tax planning.  Such tax services included the review of income and excise tax returns for the Registrant.

(4) For the fiscal years ended June 30, 2018 and June 30, 2017, there were no fees billed for professional services rendered by Cohen & Company, Ltd. to the Registrant, other than the services reported in (a) through (c) of this item.

Tax fees for 2018 and 2017 are for recurring tax fees for the preparation of the federal and state tax returns and procedures performed relating to the Registrant’s analysis of complex securities.

(e)(1) The Registrant’s Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged with these services. The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

(e)(2) There were no services performed under Rule 2.01 (c) (7) (I) (C).

(f) Not applicable.

(g)

2018	$25,000
2017	$20,000

(h) The Registrant’s Audit Committee has evaluated the non-audit services that the principal accountant provided to the Registrant’s investment advisor (and the advisor’s relevant affiliated), which services the Committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant’s independence.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Investments.

(a)              Not applicable.

(b)              Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)                   Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)                   Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios II

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	August 24, 2018

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 24, 2018